Law Offices


                          DRINKER BIDDLE & REATH LLP
                     Philadelphia National Bank Building
                             1345 Chestnut Street
                           Philadelphia, PA  19107
                          Telephone:  (215) 988-2700
                                TELEX:  834684
                             FAX:  (215) 988-2757

                              December 22, 1998



VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


     Re:  FIRSTAR FUNDS, INC.
          (1933 ACT REGISTRATION NO. 33-18255)
          (1940 ACT REGISTRATION NO. 811-5380)
          ------------------------------------


Ladies and Gentlemen:

          On behalf of Firstar Funds, Inc. (the "Company"), I have transmitted herewith for filing Post-Effective Amendment No. 35 to the Fund's Registration

Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940.

          Pursuant to Rule 485(a) under the Securities Act of 1933, it is proposed that this Amendment become effective on March 1, 1999. Registrant intends to file a subsequent Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 in order to (i) include the Company's audited financial statements for the fiscal year ended October 31, 1998, (ii) update certain financial information and (iii) finalize and complete the disclosure in the current filing.


          The Company currently has Retail and Institutional versions of its prospectus, a separate prospectus for its Balanced Income Fund covering both Retail and Institutional shares and a separate prospectus covering four of its Money Market funds. Please be advised that the Retail and Institutional versions of the prospectus and the separate prospectus for the Balanced Income Fund have been combined into one prospectus in this filing. The Money Market Fund prospectus continues as a separate prospectus

          As requested in the staff's generic comment letter dated February 25, 1994, we note for your information that shares of the Company are marketed in part through banks.


                                   Very truly yours,

                                   /s/Joan O. Swirsky
                                      ---------------
                                      Joan O. Swirsky

xxxxx

               AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                             ON DECEMBER 22, 1998

                       1933 ACT REGISTRATION NO. 33-18255
                       1940 ACT REGISTRATION NO. 811-5380


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549
                          -----------------------
                                 FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X

                       Pre-Effective Amendment No.
                                                  --                     --
                      Post-Effective Amendment No. 35                     X

                                  and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                             Amendment No. 36                             X

                     (Check appropriate box or boxes)

                            FIRSTAR FUNDS, INC.
            (Exact Name of Registrant as Specified in Charter)

                           FIRSTAR FUNDS CENTER
                         615 EAST MICHIGAN STREET
                     MILWAUKEE, WISCONSIN  53201-3011
                 (Address of Principal Executive Offices)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 287-3909

                      W. BRUCE MCCONNEL, III, ESQUIRE
                        Drinker Biddle & Reath LLP
                    Philadelphia National Bank Building
                           1345 Chestnut Street
                     Philadelphia, Pennsylvania  19107
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).

          immediately upon filing pursuant to paragraph (b)
     --

          On January 30, 1998  pursuant to paragraph (b)
     --

          60 days after filing pursuant to paragraph (a)(1)
     --

     X    on March 1, 1999 pursuant to paragraph (a)(1)
     --

          75 days after filing on         , 1997 pursuant to paragraph (a)(2)
     --                           --------

          on               , 19   pursuant to paragraph (a)(2) of Rule 485.
     --      ----------- --    --

     If appropriate, check the following box:

          this Post-Effective Amendment designates a new effective date for a
     --
          previously filed Post-Effective Amendment.

     Title of securities being registered: Shares of common stock.

xxxxx

                                FIRSTAR FUNDS/R
                                  MARCH 1, 1999



CONTENTS                                          Page
The Funds

---------------
Learn about
each Fund's
Objective,
Principal
Investment
Strategies,
Principal
Risks,
Performance
and Expenses.
--------------

INSTITUTIONAL MONEY MARKET FUND
MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT FUND
TAX-EXEMPT MONEY MARKET FUND
SHORT-TERM BOND MARKET FUND
INTERMEDIATE BOND MARKET FUND
BOND IMMDEX/TM FUND
TAX-EXEMPT INTERMEDIATE BOND FUND
BALANCED INCOME FUND
BALANCED GROWTH FUND
GROWTH AND INCOME FUND
EQUITY INDEX FUND
GROWTH FUND
SPECIAL GROWTH FUND
EMERGING GROWTH FUND
MICROCAP FUND
INTERNATIONAL EQUITY FUND


ADDITIONAL FUND INFORMATION
Types of Investment Risk

INVESTING WITH FIRSTAR FUNDS
Share Classes Available
Sales Charges and Waivers
Purchase of Shares
Buying of  Shares
Redemption of Shares
Exchanges of Shares
Additional Shareowner Services

ADDITIONAL INFORMATION
Dividends, Capital Gains Distributions and Taxes
Management of the Funds
Net Asset Value and Days of Operation
Additional Performance Information


APPENDIX
Financial Highlights

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Funds is not a deposit of Firstar Bank and is not insured by the Federal Deposit Insurance Corporation, or any other government agency. An investment in a Fund involves investment risks, including possible loss of principal. Although each Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


MONEY MARKET FUND AND INSTITUTIONAL MONEY MARKET FUND


OBJECTIVE
     The investment objective of the Money Market Fund and the Institutional Money Market Fund is to provide a high level of taxable current income consistent with liquidity, the preservation of capital and a stable net asset value.

PRINCIPAL INVESTMENT STRATEGIES
     Each Fund invests principally in short-term money market debt obligations, including:

-- commercial paper
-- asset-backed commercial paper
-- bonds issued by U.S. or foreign corporate issuers
-- obligations of U.S. or foreign banks and savings institutions
-- variable and floating rate instruments (instruments with an interest rate that is adjusted either on a schedule or when an index or benchmark changes) -- obligations issued or guaranteed by the U.S. government or an agency or instrumentality thereof
-- short-term funding agreements (contracts between an issuer and purchaser that obligate the issuer to pay a guaranteed rate of interest)
-- shares of other investment companies; and -- debt obligations issued or guaranteed by foreign governments or their agencies, instrumentalities or political subdivisions ("sovereign debt")

     Each Fund will acquire only securities which are rated in the highest short-term rating category by at least two rating agencies (or by the only rating agency providing a rating), or are issued or guaranteed by, or otherwise provide the right to demand payment from, entities with those ratings. If the securities are unrated, they must be of comparable quality, as determined at the time of acquisition.

     Each Fund maintains an average maturity of 90 days or less.

PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks which apply to the Funds are also described under that heading.

     The rate of income on Fund shares will vary from day to day so that the dividends on your investment will vary. The Funds are subject to credit risk and interest rate risk.

PAST PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund's shares from year to year; and (b) how the average annual returns of a Fund's shares compare to those of a composite of similarly managed funds. The bar charts and performance tables assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would be have been reduced.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

           INSTITUTIONAL
               MONEY             MONEY
               MARKET            MARKET
               ------            ------
1989            8.98
1990            8.05
1991            5.87
1992            3.58              3.42
1993            2.90              2.66
1994            4.08              3.73
1995            5.81              5.54
1996            5.26              5.00
1997            5.39              5.14

                 INSTITUTIONAL
                     MONEY                   MONEY
                     MARKET                  MARKET
                     ------                  ------
BEST QUARTER:         Q   '9                 Q   '9
WORST QUARTER:        Q   '9                 Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   ------------------------------------------
                                                              Since
                           1 Year    5 Years     10 Years   Inception
                           ------    -------     --------   ---------
INSTITUTIONAL MONEY
MARKET FUND

IBC INSTITUTIONAL ALL
TAXABLE MONEY MARKET
FUND AVERAGE

MONEY MARKET FUND

IBC ALL TAXABLE MONEY
MARKET FUND AVERAGE


The IBC Institutional All Taxable Money Market Fund Average and the IBC All Taxable Money Market Fund Average are averages of professionally managed money market investment funds with similar objectives compiled by IBC's Money Fund Report. You can use that information to help you compare the Fund's performance with the returns of an index of funds with similar investment objectives.

The 7-day yield for the period ended on 12/31/98 for the Money Market Fund and the Institutional Money Market Fund was ___ and ___ respectively and without giving effect to fee waivers was __and ___ respectively. Figures reflect past performance. Yields will vary. You may call 1-800-228-1024 to obtain the current 7-day yield of the Money Market Fund and the Institutional Money Market Fund.

EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund and Institutional Money Market Fund.

SHAREOWNER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)---------------------------------None

Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)---------------------------------None

Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends---------------------------------------------------------None

Redemption Fees-------------------------------------------------None<F1>

Exchange Fees-------------------------------------------------------None

-----------------------------------------------------------------
<F1> A fee of $12.00 is charged for each wire redemption (Money Market Fund only) and $15.00 for each non-systematic withdrawal from a retirement account which Firstar Bank, Milwaukee N.A. is custodian.


                           Distribution Shareowner      Other    Total Fund
                Management and Service   Servicing    Expenses    Operating
                Fees <F2>   Fees <F3>      Fees         <F4>    Expenses<F5>
                ---------    --------      ----      -----------  --------
ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

Money Market
Fund              0.50%       0.03%        0.00%        0.35%       0.88%

Institutional
Money Market
Fund              0.50%       0.00%        0.00%        0.14%       0.64%

----------------------------------------------------------------------------
<F2> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Money Market and Institutional Money Market Funds during the current fiscal year. As a result of the fee waiver, current management fees of the Money Market and Institutional Money Market Fund, are 0.37% and 0.29%, respectively, of such Fund's average daily net assets. These waivers are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the Funds' consent.

<F3> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of a Fund's average daily net assets for the shares. The Money Market Fund (but not the Institutional Money Market
Fund) intends to pay 12b-1 fees with respect to the Retail shares for the current fiscal year.

<F4> "Other Expenses" includes administrative fees plus all other ordinary expenses of the Funds not listed above. The administrator of the Funds has voluntarily agreed that a portion of the administration fee will not be imposed on the Institutional Money Market Fund during the current fiscal year. As a result of the fee waiver, "Other Expenses" of the Institutional Money Market Fund are estimated to be 0.10%. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the Fund's consent.

<F5> As a result of the fee waivers set forth in notes 2 and 4, the Total Fund
Operating Expenses of the Money Market Fund and Institutional Money Market Fund which are estimated to be 0.78% and 0.39% respectively. Although the fee waivers are expected to remain in effect for the current fiscal year, these waivers are voluntary and may be terminated at any time at the option of the Adviser or administrator.

EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 Year     3 Years     5 Years     10 Years
                     ------     -------     -------     -------

Money Market
Fund

Institutional
Money Market Fund

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in a Fund's shares.


U.S. TREASURY MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND


OBJECTIVES
     The investment objective of the U.S. Treasury Money Market Fund is to provide a high level of current income exempt from state income taxes consistent with liquidity, the preservation of capital and a stable net asset value.

     The investment objective of the U.S. Government Money Market Fund is to provide a high level of taxable current income consistent with liquidity, the preservation of capital and a stable net asset value (irrespective of state income tax considerations).

PRINCIPAL INVESTMENT STRATEGIES
     The U.S. Treasury Money Market Fund invests in short term debt obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund may temporarily hold cash during extraordinary circumstances such as when U.S. Treasury securities are unavailable.

     The U.S. Government Money Market Fund invests in short term debt obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in these obligations. The Fund also invests in variable and floating rate instruments and repurchase agreements.

     Each Fund maintains an average maturity of 90 days or less.

PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks which apply to the Funds are also described under that heading.

------------------------------------------------------------------------------
     Even though the U.S. Treasury Money Market Fund and U.S. Government Money Market Fund purchase mostly U.S. government obligations, the shares of the Funds are not themselves issued or guaranteed by any government agency.
----------------------------------------------------------------------------
     The rate of income on Fund shares will vary from day to day so that the dividends on your investment will vary. The Funds are subject to credit risk and interest rate risk.

     For the U.S. Government Money Market Fund, there can be no assurance that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

     The U.S. Treasury Money Market Fund is also subject to tax risk.

PAST PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund's shares from year to year; and (b) how the average annual returns of a Fund's shares compare to those of a composite of similarly managed funds. The bar charts and performance tables assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would be have been reduced.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

            US TREASURY            US GOVERNMENT
            MONEY MARKET            MONEY MARKET
                FUND                    FUND
               ------                  ------
1989            8.70
1990            7.71
1991            5.56
1992            3.19                    3.30
1993            2.55                    2.59
1994            3.57                    3.76
1995            5.21                    5.39
1996            4.76                    4.92
1997            4.78                    4.97

                  US TREASURY            US GOVERNMENT
                  MONEY MARKET            MONEY MARKET
                      FUND                    FUND
                     ------                  ------
BEST QUARTER:       Q   '9                 Q   '9
WORST QUARTER:      Q   '9                 Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   ------------------------------------------
                                                              Since
                           1 Year    5 Years     10 Years Inception (inception
date)

U.S. TREASURY MONEY
MARKET FUND

IBC MONEY MARKET
FUND AVERAGE/100%
U.S. TREASURY

U.S. GOVERNMENT
MONEY MARKET FUND                                    --

IBC MARKET FUND
AVERAGE/GOVERNMENT                                   --


The IBC Money Market Fund Average 100% U.S. Treasury and the IBC Money Market Fund Average Government are averages of professionally managed money market investment funds with similar objectives compiled by IBC's Money Fund Report. You can use that information to help you compare the Fund's performance with the returns of an index of funds with similar investment objectives.

The 7-day yield for the period ended on 12/31/98 for the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund was ___ and ___ respectively and without giving effect to fee waivers was ___and ___ respectively. Figures reflect past performance. Yields will vary. You may call 1-800-228-1024 to obtain the current 7-day yield of the U.S.Treasury Money Market Fund and the U.S. Government Money Market Fund.

EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Treasury Money Market Fund and U.S. Government Money Market Fund.

SHAREOWNER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)---------------------------------None

Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)---------------------------------None

Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends---------------------------------------------------------None

Redemption Fees-------------------------------------------------None<F1>

Exchange Fees-------------------------------------------------------None

----------------------------------------
<F1> A fee of $12.00 is charged for each wire redemption (Money Market Fund only) and $15.00 for each non-systematic withdrawal from a retirement account which Firstar Bank, Milwaukee N.A. is custodian.


                          Distribution  Shareowner               Total Fund
                Management and Service   Servicing       Other    Operating
                Fees <F2>   Fees <F3>      Fees       Expenses  Expenses<F4>
                ---------   --------       ----     -----------  --------
ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

U.S. Treasury
Money Market
Fund              0.50%       0.00%        0.00%       0.26%      0.76%

U.S. Government
Money Market
Fund              0.50%       0.00%        0.00%       0.22%      0.72%

<F2> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the U.S. Treasury Money Market Fund during the current fiscal year. As a result of the fee waiver, current management fees of the U.S. Treasury Money Market Fund are 0.49% of the Fund's average daily net assets. These waivers are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the Fund's consent.

<F3> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of a Fund's average daily net assets for the shares. The Funds do not intend to pay 12b-1 fees with respect to the shares for the current fiscal year.

<F4> As a result of the fee waivers set forth in note 23, the Total Fund
Operating Expenses of the U.S. Treasury Money Market Fund are estimated to be 0.75%. Although the fee waiver is expected to remain in effect for the current fiscal year, the waiver is voluntary and may be terminated at any time at the option of the Adviser.

EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                     1 Year     3 Years     5 Years     10 Years
                     ------     -------     -------     -------
U.S. Treasury
Money Market
Fund

U.S. Government
Money Market Fund

     In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in a Fund's shares.

TAX-EXEMPT MONEY MARKET FUND

OBJECTIVE
     The investment objective of the Tax-Exempt Money Market Fund is to provide a high level of current income exempt from federal income taxes consistent with liquidity, the preservation of capital and a stable net asset value.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund invests principally in a diversified portfolio of debt obligations ("Municipal Obligations") issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions. The Fund will acquire only securities which are rated in the highest short-term rating category by at least two rating agencies (or by the only rating agency providing a rating), or are issued or guaranteed by, or otherwise provide the right to demand payment from, entities with those ratings. If the security is unrated, it must be of comparable quality to securities with those ratings, as determined at the time of acquisition. During normal market conditions, the Fund will invest at least 80% of its assets in Municipal Obligations with remaining maturities of 13 months or less. (Securities which are subject to demand features and certain U.S. government obligations may have longer maturities). The Fund maintains an average portfolio maturity of 90 days or less.

     The two principal classifications of Municipal Obligations which the Tax-Exempt Money Market Fund invests in are:

GENERAL OBLIGATION SECURITIES
-----------------------------
General Obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.


REVENUE SECURITIES
------------------
Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the issuer of the facility being financed.
Municipal Obligations purchased by the Fund may include variable and floating rate instruments which are instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes. While there may be no active secondary market with respect to a particular variable or floating rate demand instrument, the Fund may demand payment in full of the principal and interest.

PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks which apply to the Fund are also described under that heading.

     The rate of income on Fund shares will vary from day to day so that the dividends on your investment will vary. The Fund is subject to credit risk, interest rate risk and tax risk.

     Municipal Obligations which the Fund purchases may be backed by letters of credit issued by banks and other financial institutions. Adverse developments affecting banks could have a negative effect on the Fund's portfolio securities.

     The Fund may invest more than 25% of its total assets in Municipal Obligations issued by entities located in the same state and the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund's share price.

     The Fund may acquire municipal lease obligations which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

     The Fund may invest in obligations backed by foreign banks which are subject to foreign risk.

     The Fund may from time to time invest in taxable instruments.


PAST PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund's shares from year to year; and (b) how the average annual returns of a Fund's shares compare to those of a composite of similarly managed funds. The bar charts and performance tables assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would behave been reduced.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

             TAX-EXEMPT
            MONEY MARKET
                FUND
               ------
1989            6.00
1990            5.48
1991            4.24
1992            2.64
1993            2.06
1994            2.49
1995            3.44
1996            3.06
1997            3.13

                   TAX EXEMPT
                  MONEY MARKET
                      FUND
                     ------
BEST QUARTER:        Q '9

WORST QUARTER:       Q '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   ------------------------------------------
                                                              Since
                           1 Year    5 Years     10 Years   Inception
                                                         (inception date)
TAX EXEMPT MONEY
MARKET FUND

IBC MONEY FUND
AVERAGE/ALL TAX-FREE


The IBC Money Fund Average All Tax-Free is an average of professionally managed money market investment funds with similar objectives compiled by IBC's Money Fund Report. You can use that information to help you compare the Fund's performance with the returns of an index of funds with similar investment objectives.
The 7-day yield for the period ended on 12/31/98 for the Tax-Exempt Money Market Fund was ___% and without giving effect to fee waivers was ___%. Figures reflect past performance. Yields will vary. You may call 1-800-228-1024 to obtain the current 7-day yield of the Tax-Exempt Money Market Fund.

EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tax-Exempt Money Market Fund.


SHAREOWNER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)---------------------------------None

Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)---------------------------------None

Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends---------------------------------------------------------None

Redemption Fees-------------------------------------------------None<F1>

Exchange Fees-------------------------------------------------------None
----------------------------------------------------------------------------

<F1> A fee of $12.00 is charged for each wire redemption.

                        Distribution   Shareowner              Total Fund
             Management  and Service   Servicing     Other      Operating
             Fees <F2>    Fees <F3>       Fees      Expenses   Expenses<F4>
             ---------    --------        ----    -----------   --------

ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

Tax Exempt
Money Market
Fund           0.50%        0.00%        0.00%       0.27%        0.77%

------------------------------------------------------------------------------
<F2> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Tax-Exempt Money Market Fund during the current fiscal year. As a result of the fee waiver, current management fees of the Fund are 0.48% of the Fund's average daily net assets. These waivers are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the Fund's consent.

<F3> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the shares. The Fund does not intend to pay 12b-1 fees with respect to the shares for the current fiscal year.

<F4> As a result of the fee waiver set forth in note 2, the Total Fund Operating
Expenses of the Fund which are actually incurred are estimated to be 0.75%. Although the fee waivers are expected to remain in effect for the current fiscal year, these waivers are voluntary and may be terminated at any time at the option of the Adviser.


EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years   5 Years   10 Years
               ------    -------   -------   --------
Tax-Exempt
Money Market
Fund

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in the Fund's shares.

TAXABLE BOND FUNDS
SHORT-TERM BOND MARKET FUND, INTERMEDIATE BOND MARKET FUND AND BOND IMMDEX TM
FUND

OBJECTIVES
     The investment objective of the Short-Term Bond Market Fund is to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers 1-3 Year Government/Corporate Bond Index (the "Lehman 1-3 Index").

     The investment objective of the Intermediate Bond Market Fund is to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers Intermediate Government/Corporate Bond Index (the "Lehman Intermediate Index").

     The investment objective of the Bond IMMDEX/TM Fund is to provide an annual rate of total return, before Fund expenses, comparable to the annual rate of total return of the Lehman Brothers Government/Corporate Bond Index (the "Lehman Index").

---------------------------------------------------------
DURATION DEFINED:
"Duration" is the average time it takes to receive expected cash flows (discounted to their present value) on a particular fixed-income instrument or a portfolio of instruments. Duration usually defines the effect of interest rate changes on bond prices. However, for large interest rate changes (generally changes of 1% or more) this measure does not completely explain the interest rate sensitivity of a bond.

FOR EXAMPLE
     The duration of a 5-year zero coupon bond which pays no interest or principal until the maturity of the bond is 5 years. This is because a zero coupon bond produces no cash flow until the maturity date.
     On the other hand, a coupon bond that pays interest semiannually and matures in 5 years will have a duration of less than 5 years reflecting the semiannual cash flows resulting from coupon payments.
------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES
     The Adviser attempts to make each Fund's duration and return comparable to those of its respective bond index, and to maintain an overall interest rate sensitivity for each Fund equivalent to its respective bond index.

     The effective dollar-weighted average portfolio maturity of each Fund will be more than one year but less than three years for the Short-Term Bond Market Fund; more than three years but less than ten for the Intermediate Bond Market Fund; and more than five years for the Bond IMMDEX/TM Fund during normal market conditions.

     Each Fund typically holds less than 200 securities.

     The Adviser will attempt to keep each Fund fully invested. Each Fund's policy is to invest at least 65 % of total assets in the following types of securities:

-U.S. government                    -U.S. government agencies
-stripped U.S. government           -corporate
-collateralized mortgage
 obligations                        -medium-term notes
-asset-backed and
 mortgage-backed obligations        -Eurobonds

------------------------------------------------------------
INVESTMENT GRADE SECURITIES ARE:
securities rated in the highest 4 categories by S&P, Moody's or another nationally recognized rating agency.
------------------------------------------------------------
Debt obligations acquired by each Fund will be "investment grade," as rated by at least one rating agency. The Adviser may purchase unrated obligations that are determined by the Adviser to be comparable in quality to the rated obligations. Average quality for each Fund is expected to be at least the second highest rating category of S&P or Moody's. After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. The Adviser will consider whether to continue to hold the security. If over 5% of the Fund's net assets consist of obligations which have fallen below the minimum rating, the Adviser will immediately sell the securities.

------------------------------------------------------------------------------
Although these Funds attempt to achieve returns comparable to those of their respective benchmark Indices by maintaining a comparable duration (see "Strategies" for definition), these Funds are NOT index funds. Each Fund may invest more than 50% of their assets in securities not included in the index.
-----------------------------------------------------------------------------

     Description of Bond Indices. The bond indices measure the price changes of securities and the income provided by the securities. The bond indices are intended to measure performance of fixed-rate debt markets over given time intervals. The difference between the indices is the maturity range of the securities included. Each index is comprised of:
- U.S. Treasury securities
- U.S. government agency securities
- dollar denominated debt of certain foreign sovereign or supranational entities
- investment grade corporate debt obligations

The indices require that investment grade corporate debt obligations must:
- be fixed-rate debt (as opposed to variable-rate debt);
- have at least one year until maturity;
- have a minimum outstanding par value of $100 million; and
- have a minimum quality rating of Baa by Moody's, BBB by S&P, or BBB by Fitch IBCA.

The indices also require the following maturities for each debt obligation:

------------------------------------------------------------
Index                     Length of Maturity
-----                     ------------------
Lehman 1-3 Index          From one to three years remaining until maturity

Lehman Intermediate Index From one to 10 years remaining until maturity

Lehman Index              From one to 30 years or more remaining until maturity

-----------------------------------------------------------------

      The following chart depicts the number of bond issues and their aggregate dollar values represented by the indices as of October 31, 1998.

                                       Bond Issues            Dollar Value
                                       -----------            ------------
Lehman 1-3 Index                          1,235              $1.0 TRILLION
LEHMAN INTERMEDIATE INDEX                 4,512              $2.5 TRILLION
LEHMAN INDEX                              6,441              $3.6 TRILLION


PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks which apply to the Funds are also described under that heading.

     The rate of income on Fund shares will vary from day to day so that the dividends on your investment will vary. The Funds are subject to credit risk and interest rate risk. Obligations rated in the lowest of the top four rating categories are considered to have speculative characteristics and are subject to greater credit and interest rate risk than higher rated securities.

     Because of the smaller number of issues held by a Fund than its respective bond index, material events affecting a Fund's portfolio (for example, an issuer's decline in credit quality) may influence the performance of the Fund to a greater degree than such events will influence its respective bond index and may prevent the Fund from attaining its investment objective for particular periods.

     While the Adviser believes that purchasing securities which are not in each Fund's respective index or not consistent with the "mix" of the index provides the opportunity to achieve an enhanced gross return compared to the index, the Adviser may err in its choices of securities or portfolio mixes. Further, the Adviser calculates the Funds' duration and average maturity based on certain estimates relating to the duration and maturity of the securities held by the Fund. The estimates used may not always be accurate, so the Adviser's calculations may be incorrect. Such errors could result in a negative return and a loss to you. In the event the performance of a Fund is not comparable to the performance of its respective index, the Board of Directors will examine the reasons for the deviation and the availability of corrective measures.

    The Funds may invest in foreign bank securities which are subject to foreign risk.

     Certain of the securities in which the Funds invest pose additional risks. The Additional Statement describes risks of collateralized mortgage obligations and mortgage- and asset-backed securities, which are subject to derivatives risk, extension risk and prepayment risk. The Funds may purchase stripped securities and zero coupon securities which are subject to greater interest rate risk than many other more typical fixed income securities.

     The Fund purchases guaranteed investment contracts ("GIC's") issued by highly rated U.S. insurance companies. GIC's are subject to liquidity risk.


PAST PERFORMANCE
Each Fund offers three types of shares, as described under "Investing with Firstar Funds" - Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund's Institutional Shares from year to year; and (b) how the average annual returns of a Fund's Retail A and Institutional shares compare to those of a broad-based securities market index. The bar charts and performance tables assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, each Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 3.75% for the Retail A Shares, but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would behave been reduced. The bar chart does not reflect the sales load applicable to Retail A and B shares. If the sales loads were reflected, performance returns would be reduced less. The Retail B Shares commenced operations on February 28, 1999. Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

             SHORT TERM       INTERMEDIATE       BOND
            BOND MARKET       BOND MARKET       IMMDEX
               ------            ------         ------
1989
1990            7.62                             8.22
1991           13.50                            16.58
1992            6.85                             7.56
1993            6.46                            10.96
1994            0.93             -2.09          -3.06
1995           10.73             15.25          19.55
1996            4.99              4.06           3.08
1997            6.39              7.34           9.43

                SHORT TERM BOND        INTERMEDIATE          BOND
                  MONEY MARKET         BOND MARKET          IMMDEX
                      FUND                 FUND              FUND
                     ------               ------             ----
BEST QUARTER:        Q   '9               Q   '9            Q   '9
WORST QUARTER:       Q   '9               Q   '9            Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   ------------------------------------------
                                                              Since
                           1 Year    5 Years     10 Years   inception
                                                         (inception date)
SHORT-TERM
BOND MARKET FUND-
Retail A Shares

SHORT-TERM
BOND MARKET FUND-
Institutional Shares

LEHMAN BROTHERS
1-3 YEAR GOVERNMENT/
CORPORATE BOND INDEX

INTERMEDIATE BOND
MARKET FUND - RETAIL
A Shares

INTERMEDIATE BOND
MARKET FUND -
Institutional Shares

LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT/
CORPORATE BOND INDEX

BOND IMMDEX/TM FUND -
Retail A Shares

BOND IMMDEX/TM FUND -
Institutional Shares

LEHMAN BROTHERS
GOVERNMENT/CORPORATE
BOND INDEX

Each of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, Intermediate Government/Corporate Bond Index and Government/Corporate Bond Index is a widely-recognized unmanaged index of bond prices compiled by Lehman Brothers. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

Securities included in the Lehman Brothers 1-3 Year Gov't./Corp. Bond Index must meet the following criteria: not less than one year to maturity; not more than three years remaining to maturity.

Securities included in the Lehman Brothers Intermediate Gov't./Corp. Bond Index must meet the following criteria: remaining maturity of one to ten years; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order.

Securities included in the Lehman Brothers Gov't./Corp. Bond Index must meet the following criteria: not less than one year to maturity; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order.

The performance of the Short-Term Bond Market and Bond IMMDEX/TM Fund for the period prior to December 29, 1989 is represented by the performance of collective investment funds ("Collective Investment Funds") which operated prior to the effectiveness of the registration statement of the Firstar Short-Term Bond Market and Bond IMMDEX/TM Funds. At the time of the Firstar Short-Term Bond Market and Bond IMMDEX/TM Funds' inception, each Collective Investment Fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as its corresponding Firstar Fund. In connection with the Firstar Short-Term Bond Market and Bond IMMDEX/TM Funds' commencement of operations, on December 29, 1989, each Collective Investment Fund transferred its assets to its Firstar Fund equivalent. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Short-Term Bond Market and Bond IMMDEX/TM Funds.

The Collective Investment Funds were not open to the public generally, nor registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the Collective Investment Funds had been registered under the 1940 Act, performance may have been adversely affected. Performance of the Collective Investment Funds has been restated to reflect the Firstar Short-Term Bond Market and Bond IMMDEX/TM Funds' respective actual expenses during each such Fund's first fiscal year. Performance quotations of each Collective Investment Fund represent past performance of the FIRMCO managed collective funds, which are separate and distinct from Firstar Short-Term Bond Market Fund and Bond IMMDEX/TM Fund; do not represent past performance of those Funds; and should not be considered as representative of future results of the Funds.

EXPENSES
---------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Market Fund, Intermediate Bond Market Fund and Bond IMMDEX/TM Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          3.75%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>

Exchange Fees                           None           None          None
-------------------------------------------------------------------------------

<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the sixth fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption (Retail Shares) and
$15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.


                                              Distribution       Shareowner                    Total Fund
                             Management       and Service        Servicing          Other       Operating
                             Fees <F4>         Fees <F5>            Fees          Expenses    Expenses <F6>


ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

Short-Term
Bond Market
Fund-Retail A                  0.60%             0.00%             0.25%            0.27%          1.12%

Short-Term
Bond Market
Fund-Retail B<F3>              0.60%                                                0.27%

Short-Term
Bond Market Fund-
Institutional                  0.60%             0.00%             0.00%            0.27%          0.87%

Intermediate Bond
Market Fund-
Retail A                       0.50%             0.00%             0.25%            0.21%          0.96%

Intermediate Bond
Market Fund-
Retail B<F3>                   0.50%                                                0.21%

Intermediate Bond
Market Fund-
Institutional                  0.50%             0.00%             0.00%            0.21%          0.71%

Bond IMMDEX/TM
Fund-Retail A                  0.30%             0.00%             0.25%            0.19%          0.74%

Bond IMMDEX/TM
Fund-Retail B<F3>              0.30%                                                0.19%

Bond IMMDEX/TM Fund-
Institutional                  0.30%             0.00%             0.00%            0.19%          0.49%



<F3> The annual operating expenses for the prior fiscal year, but are restated
to reflect estimated expenses for Retail B Shares.

<F4> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Short-Term Bond Market Fund and , Intermediate Bond Market Market, and Bond IMMDEX/TM Fund during the current fiscal year. As a result of the fee waiver, current management fees of the Short-Term Bond Market and Intermediate Bond Market Funds, are 0.30% and 0.36%, respectively, of such Fund's average daily net assets. These waivers are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the Funds' consent.

<F5> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of a Fund's average daily net assets for the Retail A shares. The Funds do not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.

<F6> As a result of the fee waivers  set forth in note 4, the Total Fund
Operating Expenses of the Short-Term Bond Market Fund and Intermediate Bond Market which are estimated to be incurred are 0.82% and, 0.82% for the Retail A shares of each the Fund, ___% and _____% for the Retail B shares of each Fund and .57% and .57% for the Institutional Shares of each Fund respectively. Although the fee waivers are expected to remain in effect for the current fiscal year, these waivers are voluntary and may be terminated at any time at the option of the Adviser.


EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that thea Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year     3 Years     5 Years     10 Years
                                 -----      -------     -------     --------
Short-Term Bond Market
Fund - Retail A Shares.

Short-Term Bond Market
Fund - Retail B Shares
  Assuming complete redemption
  at end of period

  Assuming no redemption

Short-Term Bond Market
  Fund - Institutional

Intermediate Bond Market
  Fund - Retail A Shares

Intermediate Bond Market
Fund - Retail B Shares
  Assuming complete
  redemption at end of
  period
  Assuming no redemption

Intermediate Bond Market
  Fund - Institutional

Bond IMMDEX/TM -
  Retail A Shares

Bond IMMDEX/TM -
  Retail B Shares

  Assuming complete
  redemption at end
  of period

  Assuming no redemption

Bond IMMDEX/TM -
  Institutional

Retail B Shares convert to Retail A Shares six years after purchase; therefore, Retail A Shares expenses are used in the hypothetical example after year six.

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in a Fund's shares.



TAX-EXEMPT INTERMEDIATE BOND FUND

OBJECTIVE
The investment objective of the Tax-Exempt Intermediate Bond Fund is to provide current income that is substantially exempt from federal income tax and emphasize total return with relatively low volatility of principal.


PRINCIPAL INVESTMENT STRATEGIES
The Fund invests principally in investment-grade intermediate-term municipal obligations issued by state and local governments exempt from federal income tax. Except during defensive periods, the Fund will invest at least 80% of its net assets in securities, the interest on which is exempt from regular federal income and alternative minimum taxes and will invest at least 65% of its total assets in bonds and debentures. The Fund intends to maintain an average weighted maturity between three and ten years. There is no limit on the maturity of any individual security in the Fund, and the Fund may invest in short-term municipal obligations and tax-exempt commercial paper.

In pursuing its investment objective, the Fund invests in a diversified portfolio of Municipal Obligations (as defined above under "Tax-Exempt Money Market Fund"). Municipal Obligations purchased by the Fund will be:

-investment grade at the time of purchase

-unrated at the time of purchase but determined to be of comparable quality by the Adviser

-municipal notes and other short-term obligations rated SP-1 by S&P or MIG-1 by Moody's

-tax-exempt commercial paper rated A-1 or higher by S&P or VMIG-1 by Moody's

After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required for purchase by the Fund. The Adviser will consider whether to continue to hold the security. The Adviser will sell promptly any securities that are not rated investment grade by at least one nationally recognized rating agency if the securities exceed 5% of the Fund's net assets.


PRINCIPAL RISKS
The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks, which apply to the Fund, are also described under that heading.

The rate of income on Fund shares will vary from day to day so that the dividends on your investment will vary. The Fund is subject to credit risk, interest rate risk and tax risk. Obligations rated in the lowest of the top four rating categories are considered to have speculative characteristics and are subject to greater credit and interest rate risk than higher rated securities.

The Fund may invest more than 25% of its total assets in Municipal Obligations issued by persons located in the same state and the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund's share price.

The Fund may acquire municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

PAST PERFORMANCE
The Fund offers three types of shares, as described under "Investing with Firstar Funds" _ Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund's Institutional Shares from year to year; and (b) how the average annual returns of a Fund's Retail A and Institutional shares compare to those of a broad-based securities market index. The bar charts and performance tables assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, each Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 3.75% for the Retail A Shares, but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced. If fee waivers were not in place, a Fund's performance would behave been reduced. The bar chart does not reflect the sales load applicable to Retail A and B shares. If the sales loads were reflected, performance returns would be reduced. Performance reflects fee waivers in effect. The Retail B Shares commenced operations on February 28, 1999. Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

   YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%) (INSTITUTIONAL SHARES)


1989
1990
1991
1992
1993
1994           -1.73
1995           10.51
1996            3.78
1997            6.05


BEST QUARTER:                             Q   '9
WORST QUARTER:                            Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   ------------------------------------------
                                                              Since
                           1 Year    5 Years    10 Years    inception
                                                         (inception date)
TAX-EXEMPT
INTERMEDIATE
BOND FUND-
Retail A Shares

TAX-EXEMPT
INTERMEDIATE
BOND FUND-
Institutional Shares

LEHMAN BROTHERS 5-YEAR
GENERAL OBLIGATION
BOND INDEX

The Lehman Brothers 5-year General Obligation Bond Index is a widely recognized unmanaged index of bond prices compiled by Lehman Brothers. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index. To be included in this Index, a municipal bond must be a state or local General Obligation bond; have a minimum credit rating of at least Baa; have been issued as part of an offering of at least $50 million; have a maturity amount outstanding of at least $3 million; have been issued within the last five years; and have a maturity of four to six years.

EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tax-Exempt Intermediate Bond Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          3.75%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>

Exchange Fees                           None           None          None

------------------------------------------------------------------------------
<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the sixth fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption.


                                      Distribution      Shareowner                 Total Fund
                       Management     and Service       Servicing       Other        Operating
                        Fees <F4>       Fees <F5>          Fees        Expenses     Expenses<F6>
                        ---------        --------          ----       -----------     --------
ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

Tax-Exempt
Intermediate
Bond Fund-
Retail A                 0.50%              0.00%          0.25%         0.31%          1.06%

Tax-Exempt
Intermediate
Bond Fund-
Retail B                 0.50%                                           0.31%

Tax-Exempt
Intermediate
Bond Fund-
Institutional            0.50%              0.00%          0.00%         0.31%          0.81%


------------------------------------------------------------------------------
<F3> The annual operating expenses for the Retail B Shares are based on Fund expenses for the prior fiscal year, but are restated to reflect estimated expenses for Retail B Shares.

<F4> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Fund during the current fiscal year. As a result of the fee waiver, current management fees for the Fund are 0.36% of the Fund's average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the Fund's consent.

<F5> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A shares for the current fiscal year.

<F6> As a result of the fee waiver set forth in note 4,  the Total Fund
Operating Expenses of the Retail A, Retail B and Institutional Shares of the Fund which are estimated to be incurred are 0.92%, ____% and 0.67% respectively. Although the fee waiver is are expected to remain in effect for the current fiscal year, this waiver is voluntary and may be terminated at any time at the option of the Adviser.

EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year    3 Years     5 Years     10 Years
                           ------    -------     --------   ---------
Tax-Exempt
Intermediate
Bond Fund-
Retail A Shares

Tax-Exempt
Intermediate
Bond Fund-
Retail B Shares

  Assuming complete
  redemption at end
  of period

  Assuming no redemption

Tax-Exempt
Intermediate
Bond Fund-
Institutional


Retail B Shares convert to Retail A Shares six years after purchase; therefore, Retail A Shares expenses are used in the hypothetical example after year six.

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in a the Fund's shares.

BALANCED INCOME FUND

OBJECTIVE
     The investment objective of the Balanced Income Fund is to provide current income and the preservation of capital by investing in a balanced portfolio of dividend-paying equity and fixed-income securities.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund selects and purchases common stocks of domestic companies that have a history of paying dividends. The Fund selects fixed-income securities, which the Adviser believes will provide an annual rate of total return similar to that of the Lehman Intermediate Index. That Index is described under "Bond Funds-Description of Bond Indices."

The Fund plans to use a 50/50 method to invest its total assets--that means 50% in equity securities and 50% in fixed income securities.
---------------------------------------------------
  Equity Securities      Fixed Income Securities
-------------------------------------------------
       50%                         50%
  (no less than 20%,       (no less than 40%)
   no more than 60%)
---------------------------------------------------

------------------------------------------------------------------------------
NOTE: THE ACTUAL PERCENTAGE OF ASSETS INVESTED IN FIXED INCOME AND EQUITY SECURITIES WILL VARY FROM TIME TO TIME, DEPENDING ON THE JUDGMENT OF THE ADVISER AS TO THE GENERAL MARKET AND ECONOMIC CONDITIONS, TRENDS AND YIELDS, INTEREST RATES AND FISCAL AND MONETARY DEVELOPMENTS.
-------------------------------------------------------------------------------

--------------------------------------
The Adviser looks for companies
with ATTRACTIVE FUNDAMENTAL
FINANCIAL CHARACTERISTICS such
as:
1. low debt
2. high return on equity
3. consistent revenue and
   earnings per share growth
   over the prior three to
   five years
--------------------------------------

     Equity Securities. The Fund primarily invests in common stock of domestic companies that the Adviser considers to be well managed and to have "attractive fundamental financial characteristics." The Adviser also generally looks for companies with stock market capitalizations over $750 million. Stock market capitalizations are calculated by multiplying the total number of common shares outstanding by the market price per share. The Fund may invest up to 25% of its total assets in the securities of foreign issuers, either directly or through investments in sponsored American Depository Receipts ("ADRs"). ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars. The underlying securities may be denominated in a foreign currency.

     The Fund may also acquire bonds, notes, debentures and preferred stocks convertible into common stocks if they provide a current interest or dividend stream, and may invest up to 5% of its net assets in other types of domestic securities having common stock characteristics, such as rights and warrants to purchase equity securities.


     Fixed Income. The Fund may purchase the following types of fixed income securities. There are no maturity limitations.

-corporate
-U.S. Treasury
-U.S. government agency
-stripped U.S. government
-asset-backed and mortgage-backed obligations
-money market instruments
-U.S. Government

     Except for convertible securities, the Fund will purchase only debt obligations rated investment grade by at least one rating agency or unrated obligations deemed by the Adviser to be comparable in quality. See "Taxable Bond Funds" for a description of investment grade securities. After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required for purchase by the Fund. The Adviser will consider whether to continue to hold the security. The Adviser will sell promptly any securities that are not rated investment grade by at least one nationally recognized rating agency that exceed 5% of the Fund's net assets.

PRINCIPAL RISKS
The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks, which apply to the Fund, are also described under that heading.

The rate of income on Fund shares will vary from day to day so that the
dividends on your investment will vary.   The Fund is subject to market risk.
Fixed income securities in which the Fund invests are subject to credit risk and
interest rate risk.   In particular, convertible securities frequently have
speculative characteristics and may be acquired without regard to minimum quality ratings. The Fund intends to invest no more than 5% of net assets in securities rated non-investment grade by at least one rating agency at the time
of purchase or unrated securities of comparable quality.   Convertible
securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

The Fund may purchase put and call options, sell covered call options and enter into transactions involving futures contracts and options on futures as described in the Additional Statement. The Fund's options and futures transactions involve derivatives risk.

Certain of the securities in which the Fund invests pose additional risks. The Additional Statement describes risks of collaterialized mortgage obligations and mortgage- and asset-backed securities, which are subject to derivatives risk, extension risk and prepayment risk.


PAST PERFORMANCE
The Fund offers three types of shares, as described under "Investing with Firstar Funds" - Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund's Institutional Shares from year to year; and (b) how the average annual returns of a Fund's Retail A and Institutional Shares compare to those of a broad-based securities market index. The bar charts and performance tables assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, each Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 4.50% for the Retail A Shares, but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced. If fee waivers were not in place, a Fund's performance would be reduced. The bar chart does not reflect the sales load applicable to Retail A and B Shares. If the sales loads were reflected, performance would be reduced. Performance reflects fee waivers in effect. The Retail B Shares commenced operations on February 28, 1999. Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

   YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%) (INSTITUTIONAL SHARES)


1989
1990            4.75
1991           31.95
1992            8.92
1993            8.79
1994           -1.74
1995           25.48
1996           17.83
1997           23.47

                                         BALANCED
                                          INCOME
                                           FUND
                                          ------
BEST QUARTER:                            Q   '9
WORST QUARTER:                           Q   '9


                   Average Annual Total Return as of 12/31/98
                   (Retail A Shares and Institutional Shares)
                   ------------------------------------------
                                                              Since
                           1 Year    5 Years     10 Years   Inception
                                                         (inception date)
BALANCED
INCOME FUND-
Retail A Shares

BALANCED
INCOME FUND-
Institutional
Shares

S&P 500 INDEX

LIPPER BALANCED
FUND INDEX

The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Lipper Balanced Fund Index is composed of the 30 largest mutual funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

The performance of the Firstar Balanced Income Fund for the period prior to December 1, 1997 is the performance of a common trust fund managed by FIRMCO which operated during the periods prior to commencement of operations of the Firstar Balanced Income Fund using materially equivalent investment objectives, policies, guidelines and restrictions as the Firstar Balanced Income Fund. In connection with the commencement of operations of the Balanced Income Fund, the common trust fund transferred its assets to the Balanced Income Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Balanced Income Fund. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act"), and was not subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. The performance of the common trust fund has been restated to reflect Firstar Balanced Income Fund's expenses for its first year of operations.

EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Income Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          4.50%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>

Exchange Fees                           None           None          None

------------------------------------------------------------------------------
<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the sixth fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption (Retail Shares) and
$15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.

                               Distribution   Shareowner             Total Fund
                  Management   and Service    Servicing    Other     Operating
                  Fees <F4>     Fees <F5>       Fees     Expenses   Expenses<F6>
                  ---------      --------        ----   -----------   -------
Annual Fund
Operating
Expenses
(expenses that
are deducted
from Fund
Assets)

Balanced
Income Fund-
Retail A            0.75%          0.00%          0.25%       0.64%       1.64%

Balanced
Income Fund-
Retail B            0.75%                                     0.64%

Balanced
Income Fund-
Institutional       0.75%          0.00%          0.00%       0.64%       1.39%

-------------------------------------------------------------------------------
<F3> The annual operating expenses for the Retail B Shares are based on Fund expenses for the prior fiscal year, but are restated to reflect estimated expenses for Retail B Shares.

<F4> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Fund during the current fiscal year. As a result of the fee waiver, current management fees for the Fund are 0.33% of the Fund's average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the Fund's consent.

<F5> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Sshares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Sshares for the current fiscal year.

<F6> As a result of the fee waiver set forth in note 4, the Total Fund Operating
Expenses of the Retail A, Retail B and Institutional Shares, which are estimated to be incurred, are 1.22%, ____% and 0.97% respectively. Although the fee waiver is expected to remain in effect for the current fiscal year, this waiver is voluntary and may be terminated at any time at the option of the Adviser.



EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in thea Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in thea Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that thea Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year    3 Years     5 Years     10 Years
                           ------    -------     --------   ---------
Balanced
Income Fund-
Retail A Shares

Balanced
Income Fund-
Retail B Shares

  Assuming complete
  redemption at end
  of period

  Assuming no
  redemption

Balanced
Income Fund-
Institutional
Shares

Retail B Shares convert to Retail A Shares six years after purchase; therefore, Retail A Shares expenses are used in the hypothetical example after year six.

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in the Fund's shares.


BALANCED GROWTH FUND

OBJECTIVE
     The investment objective of the Balanced Growth Fund is to achieve a balance of capital appreciation and current income with relatively low volatility of capital.

PRINCIPAL INVESTMENT STRATEGIES
     The Fund invests principally in a diversified portfolio of fixed-income and equity securities. The Fund selects equity securities on the basis of their potential for capital appreciation. The Fund selects fixed-income securities, which the Adviser believes will provide an annual rate of total return similar to that of the Lehman Brothers Government/Corporate Bond Index. That Index is described under "Bond Funds- Description of Bond Indices."

INVESTMENT POLICY
---------------------------------------------------
Fixed Income        Equity Securities
---------------------------------------------------
at least 25%        at least 50% (no more than 65%)
---------------------------------------------------

The Fund's policy is to invest at least 25% of the value of its total assets in fixed-income senior securities and at least 50% and no more than 65% in equity securities at all times.

------------------------------------------------------------------------------
NOTE: THE ACTUAL PERCENTAGE OF ASSETS INVESTED IN FIXED INCOME AND EQUITY SECURITIES WILL VARY FROM TIME TO TIME, DEPENDING ON THE JUDGMENT OF THE ADVISER AS TO THE GENERAL MARKET AND ECONOMIC CONDITIONS, TRENDS AND YIELDS, INTEREST RATES AND FISCAL AND MONETARY DEVELOPMENTS.
------------------------------------------------------------------------------

     Equity Securities. The Fund primarily invests in common stock of domestic and foreign companies that the Adviser considers to be well managed and to have "attractive fundamental financial characteristics." See box on page __ for examples of these characteristics. The Adviser also generally looks for companies with stock market capitalizations between $100 million and $50 billion. The Fund may also invest from time to time a portion of its assets in companies with larger or smaller market capitalizations. The Fund may invest up to 25% of its total assets in the securities of foreign issuers, either directly or through investments in sponsored American Depository Receipts ("ADRs"). (See "Balanced Income Fund").

     The Fund may also acquire preferred stocks. In addition, the Fund may invest in domestic securities convertible into common stock, such as certain bonds and preferred stocks, and may invest up to 5% of its net assets in other types of domestic securities having common stock characteristics, such as rights and warrants to purchase equity securities.

     Fixed Income. The Fund may purchase the following types of fixed income securities. There are no maturity limitations.

-corporate
-U.S. Treasury
-U.S. government agency
-stripped U.S. government
-asset-backed and mortgage-backed obligations
-money market instruments
-U.S. Government

     Except for convertible securities the Fund will only acquire debt obligations that are rated "investment- grade" by at least one rating agency or unrated obligations deemed by the Adviser to be comparable in quality. See "Taxable Bond Funds" for a description of investment grade securities. After purchase, a security may cease to be rated or may have its rating reduced below the minimum rating required for purchase by the Fund. The Adviser will consider whether to continue to hold the security.


PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk.". Some additional risks, which apply to the Fund, are also described under that heading.

     The rate of income on Fund shares will vary from day to day so that the
dividends on your investment will vary.   The Fund is subject to market risk.
Fixed income securities in which the Fund invests are subject to credit risk and
interest rate risk.   In particular, convertible securities frequently have
speculative characteristics and may be acquired without regard to minimum quality ratings. The Fund intends to invest no more than 5% of net assets in securities rated non-investment grade by at least one rating agency at the time
of purchase or unrated securities of comparable quality.   Convertible
securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

     The Fund may purchase put and call options, sell covered call options and enter into transactions involving futures contracts and options on futures as described later in the Additional Statement. These Securities are subject to derivatives risk.

     Certain of the securities in which the Fund invests pose additional risks. The Additional Statement describes risks of collateralized mortgage obligations and mortgage- and asset- backed securities, which are subject to derivatives risk, extension risk and prepayment risk.

PAST PERFORMANCE
The Fund offers three types of shares, as described under "Investing with Firstar Funds" - Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of a Fund's Institutional Shares from year to year, and (b) how the average annual returns of the Fund's shares compare to those of a broad-based securities market index. The bar chart and performance table assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, the Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 4.50% for the Retail A Shares but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced. The bar chart does not reflect the sales load applicable to Retail A and B Shares. If the sales loads were reflected returns would be less. Performance reflects fee waivers in effect.
If fee waivers were not in place, a Fund's performance would have been reduced. The Retail B Shares commenced operations on February 28, 1999. Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

   YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%) (INSTITUTIONAL SHARES)


1989
1990
1991
1992
1993            8.24
1994           -4.27
1995           26.52
1996           12.63
1997           17.47

                                         BALANCED
                                          GROWTH
                                           FUND
                                          ------
BEST QUARTER:                             Q   '9
WORST QUARTER:                            Q   '9

                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   (RETAIL A SHARES AND INSTITUTIONAL SHARES)
                   ------------------------------------------
                                                              Since
                    1 Year       5 Years      10 Years      inception
                                                         (inception date)
BALANCED
GROWTH FUND-
Retail A Shares

BALANCED
GROWTH FUND-
Institutional
Shares

S&P 500 INDEX

LIPPER BALANCED
FUND INDEX

The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Lipper Balanced Fund Index is composed of the 30 largest mutual funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

EXPENSES
---------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Growth Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          4.50%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>

Exchange Fees                           None           None          None

------------------------------------------------------------------------------
<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the sixth fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption (Retail Shares) and
$15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.

                        Distribution  Shareowner               Total Fund
             Management  and Service   Servicing     Other      Operating
              Fees <F4>   Fees <F5>      Fees      Expenses   Expenses<F6>
ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

Balanced
Growth Fund-
Retail A        0.75%       0.00%        0.25%       0.24%        1.24%

Balanced
Growth Fund-
Retail B        0.75%                                0.24%

Balanced
Growth Fund-
Institutional   0.75%       0.00%        0.00%       0.24%        0.99%

------------------------------------------------------------------------------
<F3> The annual operating expenses for the Retail B Shares are based on Fund expenses for the prior fiscal year, but are restated to reflect estimated expenses for Retail B Shares.

<F4> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Fund during the current fiscal year. As a result of the fee waiver, current management fees for the Fund are 0.73% of the Fund's average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the Fund's consent.

<F5> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.

<F6> As a result of the fee waiver set forth in notes 4, the Total Fund
Operating Expenses of the Retail A, Retail B and Institutional Shares of the Fund, which are estimated to be incurred, are 1.22%, ___% and 0.97% respectively. Although the fee waiver is expected to remain in effect for the current fiscal year, this waiver is voluntary and may be terminated at any time at the option of the Adviser.

EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                           1 Year    3 Years     5 Years     10 Years
                           ------    -------     --------   ---------
Balanced
Growth Fund-
Retail A Shares

Balanced
Growth Fund-
Retail B Shares

  Assuming complete
  redemption at end
  of period

  Assuming no
  redemption

Balanced
Growth Fund-
Institutional
Shares

Retail B Shares convert to Retail A Shares six years after purchase; therefore, Retail A Shares expenses are used in the hypothetical example after year six.

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in the Fund's shares.

GROWTH AND INCOME FUND

OBJECTIVE

     The investment objective of the Growth and Income Fund is to seek both reasonable income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

-----------------------------------
The Fund generally invests in
medium to large sized companies
with stock market capitalizations
over $1 billion.
-----------------------------------

     Common Stocks. The Fund selects common stocks primarily from a universe of domestic companies that have established dividend-paying histories. During normal market conditions, at least 50% of net assets are invested in income-producing equity securities. Each company initially selected must pay a current dividend.

     Medium to Large Sized Companies. The Fund generally invests in medium- to large-sized companies with stock market capitalizations over $1 billion that the Adviser considers to be well managed and to have attractive fundamental financial characteristics. See box on page 24 for examples of these
characteristics.   The Fund may also invest a portion of its assets in companies with smaller market capitalizations.

     Other. The Fund may invest up to 25% of total assets in the securities of foreign issuers, either directly or through sponsored ADRs. (See"'Balanced Income Fund").

     The Fund also invests in bonds, notes, debentures and preferred stocks convertible into common stocks, if they provide a current interest or dividend payment.

     To extent consistent with its objective, the Fund may purchase non-convertible debt and preferred stocks that in the opinion of the Adviser present opportunities for capital appreciation. These obligations must be investment grade at time of purchase or unrated but deemed comparable by the Adviser. See "Taxable Bond Funds" for a description of investment grade securities.


PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks, which apply to the Fund, are also described under that heading.

The Fund is subject to market risk. The Fund's investments in debt securities are subject to credit risk and interest rate risk. In particular, convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. The Fund intends to invest no more than 5% of net assets in securities rated non-investment grade at the time of purchase or unrated securities of comparable quality. Convertible securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities. The Fund's options and futures transactions involve derivatives risk.


PAST PERFORMANCE
The Fund offers three types of shares, as described under "Investing with Firstar Funds" - Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund's Institutional Shares from year to year, and (b) how the average annual returns of the Fund's Retail and Institutional Shares compare to those of a broad-based securities market index. The bar chart and performance table assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, the Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 4.50% for the Retail A Shares, but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced. The bar chart does not reflect the sales load applicable to Retail A and B Shares. If the sales loads were reflected, returns would be reduced. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would behave been reduced. The Retail B Shares commenced operations on February 28, 1999. Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

   YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%) (INSTITUTIONAL SHARES)


1989
1990           -0.28
1991           22.22
1992            5.48
1993            6.64
1994            0.14
1995           34.83
1996           25.03
1997           33.54

                                           GROWTH
                                         AND INCOME
                                            FUND
                                           ------
BEST QUARTER:                               Q   '9
WORST QUARTER:                              Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   (RETAIL A SHARES AND INSTITUTIONAL SHARES)
                   ------------------------------------------

                                                                 Since
                   1 Year        5 Years          10 Years     inception
                                                            (inception date)
GROWTH AND
INCOME FUND-
Retail A Shares

GROWTH AND
INCOME FUND-
Institutional
Shares

S&P 500 INDEX


The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalization's and represents approximately two-thirds of the total market value of all domestic common stocks. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth and Income Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          4.50%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>

Exchange Fees                           None           None          None

------------------------------------------------------------------------------
<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the sixth fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption (Retail Shares) and
$15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.

                            Distribution Shareowner                Total Fund
                Management  and Service   Servicing     Other       Operating
                   Fees       Fees <F4>      Fees      Expenses      Expenses
                ---------     --------      ----     -----------    --------
ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

Growth and
Income Fund-
Retail A             0.75%       0.00%       0.25%       0.19%       1.19%

Growth and
Income Fund-
Retail B <F3>        0.75%                               0.19%
Growth Fund-
and Income
Institutional        0.75%       0.00%       0.00%       0.19%       0.94%

------------------------------------------------------------------------------
<F3> The annual operating expenses for the Retail B Shares are based on Fund expenses for the prior fiscal year, but are restated to reflect estimated expenses for Retail B Shares.

<F4> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.


EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the expense waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that thea Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year    3 Years     5 Years     10 Years
                           ------    -------     --------   ---------
Growth and
Income Fund-
Retail A Shares

Growth and
Income Fund-
Retail B Shares

  Assuming complete
  redemption at end
  of period

  Assuming no
  redemption

Growth and
Income Fund-
Institutional
Shares

Retail B Shares convert to Retail A Shares six years after purchase; therefore, Retail A Shares expenses are used in the hypothetical example after year six.

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in thea Fund's shares.

EQUITY INDEX FUND

OBJECTIVE
     The investment objective of the Equity Index Fund is to seek returns, before Fund expenses, comparable to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

PRINCIPAL INVESTMENT STRATEGIES
     Under normal market conditions, the Fund intends to invest substantially all of its total assets in securities included in the S&P 500 Index. The Fund uses the S&P 500 Index( as the standard performance comparison because it represents approximately two-thirds of the total market value of all domestic common stocks and is well known to investors.

     The S&P 500 Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's selects the stocks included in the S&P 500 Index on a market capitalization basis, and the S&P 500 Index is heavily weighted toward stocks with large market capitalizations.

     Rather than using traditional methods of investment management, index funds such as the Equity Index Fund are managed with the aid of a computer program. The Adviser purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks of the issuers represented in the S&P 500 Index.

-------------------------
THE FUND WILL HOLD
STOCK OF APPROXIMATELY
400 TO 475 ISSUERS
INCLUDED IN THE S&P 500
INDEX.
-------------------------

     The Fund does not expect to hold all of the stocks included in the S&P 500 Index at any particular time. However, the Adviser believes that it will be able to construct and maintain the Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500 Index by using a capitalization weighting and sector balancing technique.


PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks, which apply to the Fund, are also described under that heading.

     The Fund is subject to market risk. Your investment follows the large-cap portion of the U.S. stock market, as measured by the Index, during upturns as well as downturns. Because of its indexing strategy, the Fund cannot take steps to reduce market volatility or to lessen the effects of a declining market. Whenever large-cap stocks perform less than mid- or small-cap stocks, the Fund may under-perform funds that have exposure to those segments. Further, the

Fund will not necessarily dispose of a security in response to adverse events affecting the issuer of a security (such as adverse credit factors or failure to pay dividends).

     The Adviser believes the quarterly performance of the Fund and the S&P 500 Index will be within + 0.3% under normal market conditions. If a large number of shareowners were to redeem shares, however, the Adviser may be forced to reduce the number of issuers represented in the portfolio. This could have an adverse effect on the accuracy with which the Fund matches the performance of the S&P 500 Index.

     The Adviser may be required to sell common stock if the issuer is eliminated from the S&P 500 Index. Such sales may result in:
-lower prices, or
-losses, that may not have been incurred if the Adviser did not have to purchase or sell the securities.
     The Fund's options and futures transactions involve derivatives risk. Futures contracts could cause the Fund to track the Index less closely if they don't perform as expected.

     Standard & Poor's makes no representation or warranty regarding the advisability of investing in index funds or the ability of the S&P 500 Index to track general stock market performance.


PAST PERFORMANCE
The Fund offers three types of shares, as described under "Investing with Firstar Funds" - Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund's Institutional Shares from year to year, and (b) how the average annual returns of the Fund's Retail A and Institutional Shares compare to those of a broad-based securities market index. The bar chart and performance table assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, the Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 4.50% for the Retail A Shares, but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced. The bar chart does not reflect the sales load applicable to Retail A and B Shares. If the sales loads were reflected returns would be reducedless. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would behave been reduced. The Retail B Shares commenced operations on February 28, 1999. Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

   YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%) (INSTITUTIONAL SHARES)


1989
1990           -3.29
1991           29.96
1992            6.97
1993            9.11
1994            1.02
1995           36.98
1996           22.65
1997           32.59

                                          EQUITY
                                          INDEX
                                           FUND
                                          ------
BEST QUARTER:                             Q   '9
WORST QUARTER:                            Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   (RETAIL A SHARES AND INSTITUTIONAL SHARES)
                   ------------------------------------------

                                                              Since
                           1 Year    5 Years     10 Years   inception
                                                         (inception date)
EQUITY INDEX FUND-
Retail A Shares

EQUITY INDEX FUND-
Institutional
Shares

S&P 500 INDEX

The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalization's and represents approximately two-thirds of the total market value of all domestic common stocks. Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

The performance of the Equity Index Fund for the period prior to December 29, 1989 is represented by the performance of a collective investment fund, which operated prior to the effectiveness of the registration statement of the Firstar Equity Index Fund. At the time of the Firstar Equity Index Funds' inception, the Collective Investment Fund was operated using substantially the same investment objectives, policies and restrictions as the Firstar Equity Index Fund. In connection with the Firstar Equity Index Funds' commencement of operations, on December 29, 1989, the Collective Investment Fund transferred its assets to the Firstar Equity Index Fund.

The Collective Investment Fund was not open to the public generally, nor registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the Collective Investment Fund had been registered under the 1940 Act, performance may have been adversely affected. Performance of the Collective Investment Fund has been restated to reflect the Firstar Equity Index Funds' actual expenses during its first fiscal year. Performance quotations of the Collective Investment Fund represent past performance of the FIRMCO managed collective fund, which is separate and distinct from the Firstar Equity Index Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.

At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Equity Index Fund.

EXPENSES
---------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Index Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          4.50%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>

Exchange Fees                           None           None          None

<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the sixth fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption (Retail Shares) and
$15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.


                              Distribution    Shareowner            Total Fund
                  Management   and Service    Servicing     Other   Operating
                  Fees <F4>     Fees <F5>        Fees     Expenses Expenses<F6>
                  ---------    ----------     ---------- ---------- ----------


ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

Equity Index
Fund-Retail A       0.25%         0.00%         0.25%       0.18%     0.68%
Equity Index Fund-
Retail B <F3>       0.25%                                   0.18%

Equity Index Fund
Institutional       0.25%         0.00%         0.00%       0.18%     0.43%



---------------------------------------------------------------------------
<F3> The annual operating expenses for the Retail B Shares are based on Fund expenses for the prior fiscal year, but are restated to reflect estimated expenses for Retail B Shares.

<F4> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Fund during the current fiscal year. As a result of the fee waiver, current management fees for the Fund are 0.19% of the Fund's average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the Fund's consent.

<F5> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.

<F6> As a result of the fee waiver set forth in notes 4,  and 6 the Total Fund
Operating Expenses of the Retail A, Retail B and Institutional Shares of the Fund which are estimated to be incurred are, 0.62% , ____% and 0.37% respectively. Although the fee waiver is expected to remain in effect for the current fiscal year, this waiver is voluntary and may be terminated at any time at the option of the Adviser.

EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in thea Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in thea Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that thea Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year    3 Years     5 Years     10 Years
                           ------    -------     --------   ---------
Equity Index Fund-
Retail A Shares

Equity Index Fund-
Retail B Shares

  Assuming complete
  redemption at end
  of period

  Assuming no
  redemption

Equity Index Fund-
Institutional
Shares

Retail B Shares convert to Retail A Shares six years after purchase; therefore, Retail A Shares expenses are used in the hypothetical example after year six.
In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in the Fund's shares.

GROWTH FUND

OBJECTIVE
     The Growth Fund seeks capital appreciation through investment in securities of large-sized companies.

PRINCIPAL INVESTMENT STRATEGIES
     Equity Securities. During normal market conditions, the Fund invests at least 50% of total assets in equity securities. Most of these equity securities are publicly traded common stocks of companies incorporated in the U.S.

     Large Sized Companies. The Fund generally invests in large-sized companies with stock market capitalizations over $3 billion that the Adviser considers to be well-managed and to have attractive fundamental financial characteristics. See box on page 24 for examples of these characteristics. The Fund may also invest a portion of its assets in companies with market capitalizations below $3 billion.

--------------------------------
The Fund generally invests in
large-sized companies with
stock market capitalizations
over $3 billion.
--------------------------------
     Other. The Fund may invest up to 25% of total assets in the securities of foreign issuers, either directly or through sponsored ADRs. (See "Balanced Income Fund").

     The Fund also invests in bonds, notes, debentures and preferred stocks convertible into common stocks, if, in the Adviser's opinion, they present opportunities for capital appreciation.

     To extent consistent with its objective, the Fund may purchase non-convertible debt and preferred stocks that, in the opinion of the Adviser, present opportunities for capital appreciation. These obligations must be investment grade at time of purchase or unrated but deemed comparable by the Adviser. See "Taxable Bond Funds" for a description of investment grade securities.

PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks, which apply to the Fund, are also described under that heading.

     The Fund is subject to market risk. The Fund's investments in debt securities are subject to credit risk and interest rate risk. In particular, convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. The Fund intends to invest no more than 5% of net assets in securities rated non-investment grade at the time of purchase, or unrated securities of comparable quality. Convertible securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.


PAST PERFORMANCE

The Fund offers three types of shares, as described under "Investing with Firstar Funds" - Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund's Institutional Shares from year to year, and (b) how the average annual returns of the Fund's Retail A and Institutional Shares compare to those of a broad-based securities market index. The bar chart and performance table assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, the Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 4.50% for the Retail A Shares, but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced. The bar chart does not reflect the sales load applicable to Retail A and B Shares. If the sales loads were reflected, returns would be reduced. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would be have been reduced. The Retail B Shares commenced operations on February 28, 1999. Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

   YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%) (INSTITUTIONAL SHARES)


1989
1990
1991
1992
1993            9.98
1994           -5.34
1995           30.03
1996           18.15
1997           22.91

                                           GROWTH
                                            FUND
                                           ------
BEST QUARTER:                              Q   '9
WORST QUARTER:                             Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   (RETAIL A SHARES AND INSTITUTIONAL SHARES)
                   ------------------------------------------

                                                                 Since
                     1 Year       5 Years     10 Years         inception
                                                           (inception date)

GROWTH FUND-
Retail A Shares

GROWTH FUND-
Institutional
Shares

S&P 500 INDEX


The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalization's and represents approximately two-thirds of the total market value of all domestic common stocks. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.


EXPENSES
---------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          4.50%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>
Exchange Fees                           None           None          None

-------------------------------------------------------------------------------
<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the sixth fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption (Retail Shares) and
$15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.

                          Distribution Shareowner               Total Fund
               Management and Service   Servicing     Other     Operating
                   Fees     Fees <F4>      Fees      Expenses   Expenses

ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

Growth
Fund-Retail A     0.75%     0.00%        0.25%       0.21%       1.21%

Growth Fund-
Retail B <F3>     0.75%                              0.21%

Growth Fund
Institutional     0.75%     0.00%        0.00%       0.21%       0.96%
----------------------------------------------------------------------------
<F3> The annual operating expenses for the Retail B Shares are based on Fund expenses for the prior fiscal year, but are restated to reflect estimated expenses for Retail B Shares.

<F4> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.


EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year    3 Years     5 Years     10 Years
                           ------    -------     --------   ---------
Growth Fund-
Retail A Shares

Growth Fund-
Retail B Shares

  Assuming complete
  redemption at end
  of period
  Assuming no
  redemption

Growth Fund-
Institutional
Shares


Retail B Shares convert to Retail A Shares six years after purchase; therefore, Retail A Shares expenses are used in the hypothetical example after year six.

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in he Fund's shares.

SPECIAL GROWTH FUND


OBJECTIVE
     The Special Growth Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
     Equity Securities/Potential Price Appreciation. The Fund selects securities based on their potential for price appreciation. During normal market conditions, the Fund invests at least 50% of total assets in equity securities. Most of these equity securities are publicly traded common stocks of companies incorporated in the U.S.

     Medium-Sized Companies. The Fund generally invests in medium-sized companies with stock market capitalizations between $700 million and $5 billion that the Adviser considers to be well-managed and to have attractive fundamental financial characteristics. See box on page 24 for examples of these characteristics. The Fund may also invest a portion of its assets in companies with smaller or larger market capitalizations.

--------------------------------
The Fund generally invests in
medium-sized companies with
stock market capitalizations
between $700 million and $5
billion.
--------------------------------

     Other. The Fund may invest up to 25% of total assets in the securities of foreign issuers, either directly or through sponsored ADRs. (See Balanced Income Fund.")

     The Fund also invests in bonds, notes, debentures and preferred stocks convertible into common stocks, and may invest up to 5% of net assets in other types of securities having common stock characteristics, such as rights and warrants to purchase equity securities.

     The Fund may purchase non-convertible debt and preferred stocks that in the
opinion of the Adviser present opportunities for capital appreciation.   These
obligations must be investment grade at time of purchase or unrated but deemed comparable by the Adviser. See "Taxable Bond Funds" for a description of investment grade securities.

     The Fund may acquire securities of unseasoned companies (companies with less than three years' of continuous operation) when the Adviser believes the investments offer possibilities of attractive capital appreciation, but will not invest more than 5% of the value of its total assets in the securities of unseasoned companies.

PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks, which apply to the Fund, are also described under that heading.

     The Fund may be suitable for you only if you are prepared to invest without concern for current income and are financially able to assume risk in search of long-term capital appreciation. The Adviser believes, however, that there is greater potential for price appreciation among medium-sized companies in which the Fund invests, since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market.

     The Fund is subject to market risk. The Fund's investments in debt securities are subject to credit risk and interest rate risk. Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. The Fund intends to invest no more than 5% of net assets in securities rated non-investment grade at the time of purchase or unrated securities of comparable quality. Convertible securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

     The Additional Statement describes the risks of warrants.


PAST PERFORMANCE
The Fund offers three types of shares, as described under "Investing with Firstar Funds" _ Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of thea Fund's Institutional Shares from year to year, and (b) how the average annual returns of the Fund's Retail A and Institutional Shares compare to those of a broad-based securities market index. The bar chart and performance table assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, the Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 4.50% for the Retail A Shares, but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced. The bar chart does not reflect the sales load applicable to Retail A and B Shares. If the sales loads were reflected, returns would be reduced. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would have been reduced. The Retail B Shares commenced operations on February 28, 1999. Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

   YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%) (INSTITUTIONAL SHARES)


1989
1990            1.00
1991           57.96
1992            7.22
1993            8.02
1994           -2.01
1995           29.94
1996           18.87
1997           17.42

                                      SPECIAL GROWTH
                                           FUND
                                          ------
BEST QUARTER:                               Q   '9
WORST QUARTER:                              Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   (RETAIL A SHARES AND INSTITUTIONAL SHARES)
                   ------------------------------------------

                                                               Since
                           1 Year    5 Years     10 Years    inception
                                                          (inception date)
                           ------    -------     --------     ---------
SPECIAL GROWTH FUND-
Retail A Shares

SPECIAL GROWTH FUND-
Institutional Shares

S&P 500 INDEX

S&P MIDCAP 400 INDEX


The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalization's and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P MidCap 400 Index is a capitalization weighted index that represents the aggregate market value of the common equity of 400 stocks chosen by S&P with a median capitalization of approximately $700 million and measures the performance of the mid-range sector of the U.S. stock market. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

For performance information on FIRMCO's Collective Investment "B Fund" see page ____. The B Fund is a private account managed using substantially the same investment objective, policies and restrictions as the Firstar Special Growth Fund.


EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Special Growth Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          4.50%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>

Exchange Fees                           None           None          None

------------------------------------------------------------------------------
<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the sixth fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption (Retail Shares) and
$15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.

                          Distribution Shareowner               Total Fund
               Management and Service   Servicing     Other     Operating
                  Fees      Fees <F4>      Fees      Expenses   Expenses
               ----------  ----------  ----------  ----------   ----------

ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

Special Growth
Fund-Retail A     0.75%     0.00%        0.25%       0.20%       1.20%

Special Growth Fund-
Retail B <F3>     0.75%                              0.20%

Special Growth Fund
Institutional     0.75%     0.00%        0.00%       0.20%       0.95%

----------------------------------------------------------------------------
<F3> The annual operating expenses for the Retail B Shares are based on Fund expenses for the prior fiscal year, but are restated to reflect estimated expenses for Retail B Shares.

<F4> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Sshares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.


EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year    3 Years     5 Years     10 Years
                           ------    -------     --------   ---------
Special Growth Fund-
Retail A Shares

Special Growth Fund-
Retail B Shares

  Assuming complete
  redemption at end
  of period

  Assuming no
  redemption

Special Growth Fund-
Institutional
Shares


Retail B Shares convert to Retail A Shares six years after purchase; therefore, Retail A Shares expenses are used in the hypothetical example after year six.

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in the Fund's shares.

EMERGING GROWTH FUND


OBJECTIVE
     The Emerging Growth Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
     Equity Securities/Potential Price Appreciation. The Fund selects securities based on their potential for price appreciation. During normal market conditions, the Fund invests at least 50% of total assets in equity securities. Most of these equity securities will be publicly traded common stocks of companies incorporated in the U.S.

---------------------------------
The Fund invests primarily in
small-sized companies with
stock market capitalizations
between $250 million and $2
billion.
---------------------------------

     Small-Sized Companies. The Fund generally invests in small-sized companies with stock market capitalizations between $250 million and $2 billion that the Adviser considers to be well-managed and to have attractive fundamental financial characteristics. See box on page 24 for examples of these characteristics. The Fund may also invest a portion of its assets in companies with larger or smaller market capitalizations.

     Other. The Fund may invest up to 25% of total assets in the securities of foreign issuers, either directly or through sponsored ADRs. (See "Balanced Income Fund").

     The Fund also invests in bonds, notes, debentures and preferred stocks convertible into common stocks, and may invest up to 5% of net assets in other types of securities having common stock characteristics, such as rights and warrants to purchase equity securities.

     The Fund may purchase non-convertible bonds, notes, debentures, preferred stocks and other obligations that in the opinion of the Adviser present
opportunities for capital appreciation.   These obligations must be investment
grade at time of purchase or unrated but deemed comparable by the Adviser. See "Taxable Bond Funds" for a description of investment grade securities.

     The Fund may acquire securities of unseasoned companies (companies with less than three years' of continuous operation) when the Adviser believes the investments offer possibilities of attractive capital appreciation, but will not invest more than 10% of the value of its total assets in the securities of unseasoned companies.

PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks, which apply to the Fund, are also described under that heading.

     The Fund may be suitable for you only if you are prepared to invest without concern for current income and are financially able to assume an above-average level of market risk in search of long-term capital appreciation. The Adviser believes, however, that there is greater potential for price appreciation among small-sized companies in which the Fund invests, since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market.

     The Fund is subject to market risk. The Fund's investments in debt securities are subject to credit risk and interest rate risk. In particular, convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. The Fund intends to invest no more than 5% of net assets in securities rated non-investment grade at the time of purchase or unrated securities of comparable quality. Convertible securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

     Investments in unseasoned companies present risks considerably greater than investments in more established companies. The Fund's holdings are subject to small cap stock risks. The Additional Statement describes the risks of warrants.

PAST PERFORMANCE
The Fund offers three types of shares, as described under "Investing with Firstar Funds" - Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund's Institutional Shares from year to year, and (b) how the average annual returns of the Fund's Retail A and Institutional Shares compare to those of a broad-based securities market index. The bar chart and performance table assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, the Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 4.50% for the Retail A Shares but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced. The bar chart does not reflect the sales load applicable to Retail A and B Shares. If the sales loads were reflected returns would be reduced. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would behave been reduced. The Retail B Shares commenced operations on February 28, 1999.
Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

   YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%) (INSTITUTIONAL SHARES)


1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
                                     EMERGING GROWTH
                                           FUND
                                          ------
BEST QUARTER:                              Q   '9
WORST QUARTER:                             Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   (RETAIL A SHARES AND INSTITUTIONAL SHARES)
                   ------------------------------------------

                                                              Since
                           1 Year    5 Years     10 Years   inception
                                                         (inception date)

EMERGING GROWTH FUND-
Retail A Shares

EMERGING GROWTH FUND-
Institutional Shares

S&P 500 INDEX

S&P SMALLCAP 600 INDEX

WILSHIRE NEXT 1750 INDEX

The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalization's and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P SmallCap 600 Index is a capitalization weighted index that measures the performance of selected U.S. stocks with small market capitalizations. The Wilshire Next 1750 Index is an unmanaged index, which shows the next largest 1,750 companies after the Top 750 of the Wilshire 5000 Stock Index. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

EXPENSES
--------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Growth Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          4.50%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>

Exchange Fees                           None           None          None

-------------------------------------------------------------------------------
<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption (Retail Shares) and
$15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.

                          Distribution Shareowner               Total Fund
               Management and Service   Servicing     Other     Operating
                Fees <F4>  Fees <F5>      Fees      Expenses   Expenses<F6>
               ----------  ----------  ----------  ----------   ----------

ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

Emerging Growth
Fund-Retail A     0.75%     0.00%        0.25%       0.38%       1.38%

Emerging Growth Fund-
Retail B <F3>     0.75%                              0.38%

Emerging Growth Fund
Institutional     0.75%     0.00%        0.00%       0.38%       1.13%


-------------------------------------------------------------------------------
<F3> The annual operating expenses for the Retail B Shares are based on Fund expenses for the prior fiscal year, but are restated to reflect estimated expenses for Retail B Shares.

<F4> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Fund during the current fiscal year. As a result of the fee waiver, current management fees for the Fund are 0.73% of the Fund's average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the Fund's consent.

<F5> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.

<F6> As a result of the fee waiver set forth in note s 4, the Total Fund
Operating Expenses of the Retail A, Retail B and Institutional Shares of the Fund, which are estimated to be incurred, are 1.36%, ____% and 1.11% respectively. Although the fee waiver is expected to remain in effect for the current fiscal year, this waiver is voluntary and may be terminated at any time at the option of the Adviser.


EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                           1 Year    3 Years     5 Years     10 Years
                           ------    -------     --------   ---------
Emerging Growth Fund-
Retail A Shares

Emerging Growth Fund-
Retail B Shares

  Assuming complete
  redemption at end
  of period

  Assuming no
  redemption

Emerging Growth Fund-
Institutional
Shares

Retail B Shares convert to Retail A Shares six years after purchase; therefore, Retail A Shares expenses are used in the hypothetical example after year six.

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in the Fund's shares.


MICROCAP FUND


OBJECTIVE
     The investment objective of the MicroCap Fund is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
     Common Stocks/Potential Price Appreciation. The Fund selects securities based on their potential for price appreciation. Most of the securities that the Fund holds will be common stocks of companies incorporated in the U.S.

     Small Capitalization Companies. At least 65% of the Fund's total assets will be invested in securities of small capitalization companies that, in general, the Adviser considers to be well- managed and to have attractive fundamental financial characteristics. See box on page 24 for examples of these characteristics. Small capitalization companies are those with capitalizations at the time of purchase below the median market capitalization of the Russell 2000 Index, which is currently approximately $420 million. The Fund may invest up to 35% of its assets at the time of purchase in companies in excess of the median market capitalization of the Russell 2000 Index. If the market capitalization of a company in which the Fund has invested increases above the median market capitalization of the Russell 2000 Index, the Fund may continue to hold the security.

     Other. The Fund may invest up to 25% of total assets in the securities of foreign issuers, either directly or through sponsored ADRs. (See the "Balanced Income Fund").

     The Fund also invests in bonds, notes, debentures and preferred stocks convertible into common stocks, and may invest up to 5% of net assets in other types of securities having common stock characteristics, such as rights and warrants to purchase equity securities.

     The Fund may purchase non-convertible debt and preferred stocks that in the opinion of the Adviser present opportunities for capital appreciation. These obligations must be investment grade at time of purchase or be unrated but deemed comparable by the Adviser. See "Taxable Bond Funds" for a description of investment grade securities.

     The Fund may acquire securities of unseasoned companies (companies with less than three years' of continuous operation) when the Adviser believes the investments offer possibilities of attractive capital appreciation, but will not invest more than 20% of the value of its total assets in the securities of unseasoned companies.

PRINCIPAL RISKS

     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks, which apply to the Fund, are also described under that heading.

     The Fund may be suitable for you only if you are prepared to invest without concern for current income and are financially able to assume an above-average level of market risk in search of long-term capital gain. The Fund's expenses in a year may exceed income. There can be no assurance that the investment objective of the Fund will be realized or that the value of the Fund's investments will not decline in value. You should consider the Fund to be a long-term investment and not a vehicle for seeking short-term profits and income. The Adviser believes, however, that there is greater potential for price appreciation among small-sized companies in which the Fund invests, since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market.

     The Fund's investments in debt securities are subject to credit risk and interest rate risk. In particular, convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. The Fund intends to invest no more than 5% of net assets in securities rated non-investment grade at the time of purchase (or unrated securities of comparable quality). Obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

     The Fund's holdings are subject to small cap stock risks. In addition, the Fund's investments in unseasoned companies present risks considerably greater than investments in more established companies. Further, the securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. They may be subject to wide fluctuations in market value. The trading market for any given security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such securities. The disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgment, such disposition is not desirable or to make many small sales over a lengthy period of time.

     The Fund's investments in foreign securities and ADRs are subject to foreign risks. The Additional Statement describes the risk s of warrants, options, future contracts and short sales.


PAST PERFORMANCE
The Fund offers three types of shares, as described under "Investing with Firstar Funds" _ Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund's Institutional Shares from year to year, and (b) how the average annual returns of the Fund's Retail A and Institutional Shares compare to those of a broad-based securities market index. The bar chart and performance table assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, the Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 4.50% for the Retail A Shares.

The bar chart does not reflect the sales load applicable to Retail A and B Shares. If the sales loads were reflected, returns would be reduced. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would be have been reduced. The Retail B Shares commenced operations on February 28, 1999. Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

              YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
                             (INSTITUTIONAL SHARES)
  ---------------------------------------------------------------------------


1989
1990
1991
1992
1993
1994
1995
1996           57.23
1997           13.92
1998
                                         MICROCAP
                                           FUND
                                          ------
BEST QUARTER:                             Q   '9
WORST QUARTER:                            Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   (RETAIL A SHARES AND INSTITUTIONAL SHARES)
                   ------------------------------------------

                                                                Since
                      1 Year      5 Years      10 Years       inception
                                                          (inception date)
MICROCAP FUND-
Retail A Shares

MICROCAP FUND-
Institutional Shares

S&P 500 INDEX

RUSSELL 2000 INDEX


The S&P 500 Index is an unmanaged index of 500 common stocks that is generally considered representative of the U.S. stock market. The Index is heavily weighted towards stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. The Russell 2000, an unmanaged index, consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by total market capitalization. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the MicroCap Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          4.50%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>

Exchange Fees                           None           None          None

-------------------------------------------------------------------------------
<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a
rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption (Retail Shares) and
$15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.

                           Distribution    Shareowner               Total Fund
                Management and Service      Servicing      Other     Operating
                  Fees      Fees <F4>         Fees       Expenses    Expenses

ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

MicroCap
Fund-Retail A        1.50%      0.00%         0.25%       0.30%       2.05%

MicroCap Fund-
Retail B <F3>        1.50%                                0.30%

MicroCap Fund
Institutional        1.50%      0.00%          0.00%      0.30%       1.80%


-----------------------------------------------------------------------------
<F3> The annual operating expenses for the Retail B Shares are based on Fund expenses for the prior fiscal year, but are restated to reflect estimated expenses for Retail B Shares.

<F4> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.


EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year    3 Years     5 Years     10 Years
                           ------    -------     --------   ---------
MicroCap Fund-
Retail A Shares

MicroCap Fund-
Retail B Shares

  Assuming complete
  redemption at end
  of period

  Assuming no
  redemption

MicroCap Fund-
Institutional
Shares

Retail B Shares convert to Retail A Shares six years after purchase; therefore, Retail A Shares expenses are used in the hypothetical example after year six.

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in the Fund's shares.


INTERNATIONAL EQUITY FUND


OBJECTIVE
     The investment objective of the International Equity Fund is to seek capital appreciation through investing in foreign securities which the sub-adviser believes are undervalued.

PRINCIPAL INVESTMENT STRATEGIES

-----------------------------------------------------------------------------
The Fund's policy under normal market conditions is to invest at least 65% of its total assets in foreign common stocks and equity related securities (including convertible securities and warrants). UNDER NORMAL MARKET CONDITIONS, AT LEAST 80% OF ASSETS WILL BE INVESTED IN THREE COUNTRIES OTHER THAN THE U.S.
------------------------------------------------------------------------------
     Hansberger Global Investors, Inc. (the sub-adviser) chooses securities based on a long-term investment perspective. The sub-adviser seeks opportunities to invest in many countries. The sub-adviser believes that this international search provides flexibility to shift portfolio investments not only from company to company and industry to industry, but also country to country, in search of undervalued securities.

     The Fund generally invests in common stocks, but may also invest in preferred stocks and certain rated or unrated debt securities when the sub-adviser believes there's a potential for appreciation. The Fund may also invest in warrants or rights to subscribe to or purchase such securities, and sponsored or unsponsored:
     -ADRs (see "Balanced Income Fund")
     -European Depository Receipts
     -Global Depository Receipts, and
     -other depository receipts


     The Fund may also invest in:
     -closed-end investment companies holding foreign securities
     -options on securities and securities indices
     -forward foreign currency contracts
     -futures contracts and related options
     -repurchase agreements and other money market investments (when the sub-advisorAdviser feels it's appropriate for liquidity and operating purposes).


PRINCIPAL RISKS
     The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks, which apply to the Fund, are also described under that heading.

The Fund may be suitable for you only if you are prepared to invest for the long-term and are not seeking to speculate on short-term stock market movements. The Fund's value is expected to be volatile as a result of its investment in foreign securities.

     The Fund is subject to market risk.  The Fund's investments in foreign
securities, ADRs, EDRs and GDRs are subject to foreign risks.   In unsponsored
ADR programs, the issuer may not be directly involved in arranging its securities to be traded in the form of depository receipts. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depository Receipts. EDRs are receipts issued by a European financial institution evidencing ownership of underlying foreign securities. GDRs are receipts structured similarly to EDRs and are issued and traded in several international financial markets. The underlying security may be subject to foreign government taxes, which would reduce the yield on such securities.

     The Fund's foreign currency exchange transactions are subject to additional risks. Forward foreign currency exchange contracts ("forward contracts"), provide for the purchase of or sale of an amount of a specified currency at a future date. This Fund may use forward contracts to protect against a foreign currency's decline against the U.S. dollar between the trade date and settlement date for a securities transaction, or to lock in the U.S. dollar value of dividends declared on securities it holds, or generally to protect the U.S. dollar value of the securities it holds against exchange rate fluctuations. This Fund may also use forward contracts to protect against fluctuating exchange rates and exchange control regulations. Forward contracts may limit the Fund's losses due to exchange rate fluctuation, but they will also limit any gains that the Fund might otherwise have realized. This Fund may also hedge its foreign currency exchange rate risk by entering into foreign currency futures contracts ("currency futures"). The forecasting of short-term currency market movements is extremely difficult and whether short-term hedging strategies would be successful is highly uncertain.

     The Fund's investments in convertible securities are subject to credit risk. Convertible securities frequently have speculative characteristics and may be acquired without regard to minimum quality ratings. The Fund intends to invest no more than 5% of net assets in securities rated non-investment grade (or equivalent rating by an agency recognized in the local market) at the time of purchase (or unrated securities deemed to be of comparable quality). Convertible securities and obligations rated in the lowest of the top four rating categories are subject to greater credit and interest rate risk than higher rated securities.

     The emerging country securities in which the Fund may invest are subject to significant risk and will not be required to meet any minimum rating standard.

     The Fund's investments in convertible securities and warrants, sovereign debt and Brady Bonds are subject to additional risks described in the Additional Statement.

PAST PERFORMANCE
The Fund offers three types of shares, as described under "Investing with Firstar Funds" - Institutional, Retail A and Retail B. These types of shares bear differing levels of expenses, as described under "Investing with Firstar Funds." The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund's Institutional Shares from year to year, and (b) how the average annual returns of the Fund's Retail A and Institutional Shares compare to those of a broad-based securities market index. The bar chart and performance table assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Prior to January 10, 1995, the Fund offered to investors one series of shares with neither a sales charge nor a service fee. The average annual total return calculation reflects a maximum initial sales charge of 4.50% for the Retail A Shares, but for periods prior to January 10, 1995, performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced. The bar chart does not reflect the sales loads applicable to Retail A and B Shares. If the sales loads were reflected, returns would be reduced. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would behave been reduced. The Retail B Shares commenced operations on February 28, 1999. Because those shares have less than one year's performance, no average annual returns are shown for that class in this section.

Effective September 2, 1997, Hansberger Global Investors, Inc. became investment sub-adviser to the Firstar International Equity Fund.

   YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%) (INSTITUTIONAL SHARES)
1989
1990
1991
1992
1993
1994
1995            4.49
1996            5.00
1997           -10.46
1998
                                      INTERNATIONAL
                                       EQUITY FUND
                                          ------
BEST QUARTER                             Q   '9
WORST QUARTER                            Q   '9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                   (RETAIL A SHARES AND INSTITUTIONAL SHARES)
                   ------------------------------------------

                                                              Since
                           1 Year    5 Years     10 Years   Inception
                                                         (inception date)
INTERNATIONAL
EQUITY FUND-
Retail A Shares

INTERNATIONAL
EQUITY FUND-
Institutional Shares

EAFE INDEX

The Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI/EAFE") are a widely recognized unmanaged index composed of 20 European and Pacific Basin countries. The Index figures do not reflect any fees or expenses. Investors cannot invest directly in the Index.

EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.

                                   INSTITUTIONAL      RETAIL        RETAIL
                                       SHARES        A SHARES      B SHARES
                                       ------        --------      --------
SHAREOWNER FEES (fees paid
directly from your investment)

Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of
 offering price)                        None          4.50%          None

Maximum Deferred Sales
 Charge (Load) (as a
 percentage of offering price)          None           None       5.00%<F1>

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends                              None           None          None

Redemption Fees                       None<F2>       None<F2>      None<F2>

Exchange Fees                           None           None          None

------------------------------------------------------------------------------
<F1> A contingent deferred sales charge is imposed on Retail B Shares redeemed within six years of purchase at a rate of 5% in the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year, declining to 1% in the fifth year, and eliminated thereafter.

<F2> A fee of $12.00 is charged for each wire redemption (Retail Shares) and
$15.00 for each non-systematic
withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.

                            Distribution   Shareowner                Total Fund
               Management   and Service     Servicing     Other      Operating
                Fees <F4>    Fees <F5>        Fees       Expenses   Expenses<F6>

ANNUAL FUND
OPERATING
EXPENSES
(expenses that
are deducted
from Fund
Assets)

International
Equity
Fund-Retail A      1.37%          0.00%          0.25%       0.43%       2.05%

International
Equity Fund-
Retail B <F3>

International
Equity Fund
Institutional      1.37%          0.00%          0.00%       0.43%       1.80%

------------------------------------------------------------------------------
<F3> The annual operating expenses for the Retail B Shares are based on Fund expenses for the prior fiscal year, but are restated to reflect estimated expenses for Retail B Shares.

<F4> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Fund during the current fiscal year. As a result of the fee waiver, current management fees for the Fund are 1.14% of the Fund's average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the Fund's consent.

<F5> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the Retail A Shares. The Fund does not intend to pay 12b-1 fees with respect to the Retail A Shares for the current fiscal year.

<F6> As a result of the fee waiver set forth in notes 4 the Total Fund Operating
Expenses of the Retail A, Retail B and Institutional Shares of the fund, which are actually incurred estimated to be, are 1.82% , _____% and 1.57% respectively. Although the fee waiver is expected to remain in effect for the current fiscal year, this waiver is voluntary and may be terminated at any time at the option of the Adviser.


EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 Year    3 Years     5 Years     10 Years
                           ------    -------     --------   ---------
International Equity
Fund-Retail A Shares

International Equity
Fund-Retail B Shares

  Assuming complete
  redemption at end
  of period

  Assuming no
  redemption

International Equity
Fund-Institutional


Retail B Shares convert to Retail A Shares six years after purchase; therefore Retail A Shares expenses are used in the hypothetical example after year six.

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in a Fund's shares.

TYPES OF INVESTMENT RISK
     The risks of investing in each Fund are also described above in this Prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks, which may apply, to the Funds. Risks of particular types of investments each Fund makes are described in this section and in the Additional Statement referred to on the back page.


GENERAL RISKS OF INVESTING IN EACH OF THE FUNDS

-------------------------------------------------------------------------------
Complete Investment Program - All Funds
-------------------------------------------------------------------------------
An investment in a single Fund, by itself, does not constitute a complete investment plan.


-------------------------------------------------------------------------------
Credit Risk - each Money Market Fund, Bond Funds, Balanced Funds, and each other Fund to the extent that it invests in fixed income securities
-------------------------------------------------------------------------------

An issuer of fixed-income securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements which each Fund may enter.

Securities rated below investment grade are particularly subject to credit risk. These securities are predominantly speculative and are commonly referred to as "junk bonds." To the extent a Fund purchases or holds convertible or other securities that are below investment grade a greater risk exists as to the timely repayment of the principal of, and the timely payment of interest or dividends on, such securities.

-------------------------------------------------------------------------------
Derivatives Risk - All Funds
-------------------------------------------------------------------------------
The term "derivative" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms. Loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments, which may be leveraged. A Fund may use derivatives to: increase yield; hedge against a decline in principal value; invest with greater efficiency and lower cost than is possible through direct investment; adjust the Fund's duration; or provide daily liquidity.

Hedging is the use of one investment to offset the effects of another investment. To the extent that a derivative is used as a hedge against an opposite position that the Fund also holds, a loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedging also involves correlation risk _ the risk that changes in the value of a hedging instrument may not match those of the asset being hedged.

To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

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Interest Rate Risk - each Money Market Fund, Bond Funds, Balanced Funds and each other Fund to the extent that it invests in fixed income securities
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When interest rates increase, fixed-income securities tend to decline in value and when interest rates decrease, fixed-income securities tend to increase in value. A change in interest rates could cause the value of your investment to change. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater in the case of the Bond IMMDEX/TM Fund and the Tax-Exempt Intermediate Bond Fund than in the case of the Short-
Term Bond Market Fund or the Money Market Funds.   Changes in interest rates may
also extend or shorten the duration of
certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

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Liquidity Risk - All Funds
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Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. A Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This risk applies, for example, to: variable and floating rate demand notes, variable amount demand securities and restricted securities which the Funds may purchase, short-term funding agreements which the Money Market Fund and Institutional Money Market Fund may purchase, the GICs which the Taxable Bond Funds may purchase and the futures contracts in which the Taxable Bond Funds, Growth and Income Fund, Equity Index Fund, MicroCap Fund and International Equity Fund may engage. Illiquid securities also include repurchase agreements and time deposits with notice/termination dates of greater than seven days and , certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933. There may be no active secondary market for these securities. Each Fund may invest up to 15% of its net assets in securities that are illiquid, except that each Money Market Fund may invest up to 10% of its net assets in securities that are illiquid. A domestically traded security which is not registered under the Securities Act of 1933 will not be considered illiquid if the Adviser determines that an adequate investment trading market exists for that security. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.


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Loss of Money - All Funds
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An investment in the Funds is not a deposit of Firstar Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves risk, including the risk of losing money. Although the Money Market Funds attempt to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

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Management Risk - All Funds
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A strategy which the Adviser or Sub-Adviser uses may fail to produce the intended results. The particular securities and types of securities a Fund holds may under perform other securities and types of securities. There can be
no assurance that a Fund will achieve its investment objective.   Certain
policies of each Fund which may not be changed without a shareowner vote are described in the Additional Statement.

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Market Risk - All Funds
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The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

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Other Types of Investments - All Funds
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This Prospectus describes each Fund's principal investment strategies, and the types of securities in which each Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies - and the risk involved - are described in detail in the Additional Statement, which is referred to on the back cover of this Prospectus.

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Portfolio Turnover Risk - All Funds
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The Adviser and Sub-Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareowners. It may also result in higher short-term capital gains that are taxable to shareowners. See "Financial
Highlights" for the Funds' historical portfolio turnover rates.   The Money
Market Funds may have high portfolio turnover, but brokerage commissions are not normally paid on Money Market instruments. Portfolio turnover is not expected to have a material effect on the Money Market Funds' net investment income.

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Temporary Investment Risk - All Funds
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Each of the Funds may, for temporary defensive purposes, invest a certain percentage of its total assets in cash or various short-term instruments. In particular, the U.S. Treasury Money Market Fund may temporarily hold cash; the Tax-Exempt Money Market Fund and the Tax-Exempt Intermediate Bond Fund may from time to time hold uninvested cash reserves or invest in short-term taxable money market obligations (taxable obligations purchased by each Fund normally will not exceed 20% of total assets at the time of purchase); and the International Equity Fund may invest in money market securities denominated in U.S. or foreign
currency.   When a Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

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Valuation Risk - All Funds
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This is the risk that a Fund has valued certain securities at a higher or lower price than the Fund can sell them.

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Year 2000 Risk - All Funds
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Like other investment companies and financial service providers, each Fund could be adversely affected if the computer systems used by its investment adviser (and sub-adviser in the case of the International Equity Fund) and the Funds' other service providers do not properly process and calculate date-related information and data beginning on January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." The Year 2000 Problem arises because most computer systems were designed only to recognize a two-digit year, not a four-digit year. When the year 2000 begins, these computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the handling of securities trades, pricing and account services. FIRMCO, the investment adviser to each Fund, is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and is working with those entities with which it has business relationships which may impact the services provided to the Funds to determine the status of their Year 2000 initiatives. As of the date of this Prospectus, it is not anticipated that shareowners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of the Year 2000 Problem relating to the investment adviser or the Funds' other major service providers. However, there can be no assurance that these steps taken by these service providers will be successful, or that interaction with other non-complying computer systems will not adversely
impact the Funds.   Also, companies in which the Funds invest could be adversely affected by the Year 2000 Problem. Also, it is possible that the normal operations of the Fund will in any event, be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of the Year 2000 Problem.

ADDITIONAL RISKS WHICH APPLY TO INVESTMENT IN CERTAIN OF THE FUNDS

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Extension Risk - each Taxable Bond Fund, Balanced Funds and Money Market Funds
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This is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

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Foreign Risks - International Equity Fund; each other Fund - other than the U.S. Treasury Money Market Fund and U.S. Government Money Market Fund - to the extent it invests in foreign securities
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When a Fund invests in foreign securities, it will be subject to special risks not typically associated with domestic issuers resulting from less government regulation, less public information and less economic, political and social stability. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. A Fund which invests in foreign securities will also be subject to the diplomatic risk that an adverse change in the diplomatic relations between the U.S. and another country might reduce the value or liquidity of investments. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

Foreign risks will normally be greatest when a Fund invests in issuers located in emerging markets. Securities issued in emerging market countries, in particular, may be more sensitive to certain economic changes and less liquid. These countries are located in the Asia/Pacific region, Eastern Europe, Latin and South America and Africa. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities receiving payment and also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to a Fund.

Investment in foreign securities also involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

Each of the Funds, other than the Money Market Funds, may invest in foreign currency denominated securities. A Fund, which invests in foreign currency denominated securities, will also be subject to the risk of negative foreign currency rate fluctuations. A change in the exchange rate between U.S. dollars and foreign currency may reduce the value of an investment made in a security denominated in that foreign currency. The International Equity Fund may, but is not required to, hedge against foreign currency risk, and the other Funds may do so on unsettled trades.

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Prepayment Risk - each Taxable Bond Fund, Balanced Funds and Money Market Funds
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This is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage- or asset-backed security) earlier than expected. This may happen when there is a decline in interest rates.
These events may make a Fund unable to recoup its initial investment and may result in reduced yields.

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Small Cap Stock Risk - Special Growth Fund, Emerging Growth Fund and MicroCap
Fund
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Smaller capitalization stocks involve greater risks than those associated with larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements, for reasons including that the stocks are traded in lower volume and that the issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks tend to be less liquid, particularly during periods of market disruption. There normally is less
publicly available information concerning these securities.   Small companies in
which the Funds may invest may have limited product lines, markets or financial resources, or may be dependent on a small management group.

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Tax Risk - Tax-Exempt Money Market Fund, U.S. Treasury Money Market Fund and Tax-Exempt Intermediate Bond Fund
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These Funds may be more adversely impacted by changes in tax rates and policies than the other Funds. Because interest income on Municipal Obligations is normally not subject to regular federal income taxation, the attractiveness of Municipal Obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Obligations, which could in turn affect a Fund's ability to acquire and dispose of Municipal Obligations at desirable yield and price levels.

Investment in tax-exempt securities poses additional risks. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Fund and the Adviser rely on these opinions and will not review the basis for them.

ADDITIONAL RISKS WHICH APPLY TO PARTICULAR TYPES OF SECURITIES

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Other Investment Companies - All Funds
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The Funds may invest their cash balances in other investment companies which invest in high quality, short-term debt securities. A pro rata portion of the other investment companies expenses will be borne by the Fund's shareowners.

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Government Obligations - Each Money Market Fund other than the Tax-Exempt Money Market, Taxable Bond Funds, Balanced Funds
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In addition to U.S. Treasury obligations, the Funds may invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

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Mortgage-Backed and Asset-Backed Securities - Taxable Bond Funds and Balanced Funds
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Each of these Funds may purchase residential and commercial mortgage-backed as well as other asset-backed securities (i.e., securities backed by credit card receivables, automobile loans or other assets). In addition to credit and market risk, mortgage- and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However when interest rates decline the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. The relative payment rights of certain types of mortgage-backed securities may make them subject to greater volatility and interest rate risk than other types of mortgage-backed securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws.
Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables. In times of financial stress, the secondary market for asset-backed securities may not be as liquid as the market for other types of securities which could result in a Fund experiencing difficulty in valuing of liquidating such securities.

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Borrowings, reverse repurchase agreements - All Funds
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Each Fund may borrow money to the extent allowed (as described in the Additional Statement) to meet shareowner redemptions from banks or through reverse repurchase agreements. These strategies involve leveraging. If the securities held by a Fund declines in value while these transactions are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

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Short Sales - MicroCap Fund, Emerging Growth Fund
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Short selling is the selling of securities which have been borrowed on the expectation that the market price will drop. These transactions may result in gains if a security's price declines, but may result in losses if a security's price does not decline in price.

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Options - Taxable Bond Funds, Balanced Funds and Equity Funds Options - Taxable Bond Funds, Balanced Funds and Equity Funds
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An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option. Options can be used to manage exposure to certain markets, enhance income or hedge against a decline in value of portfolio securities. Options may relate to particular securities or various stock or bond indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amount paid as premiums to the writer of the option.

The value of options can be highly volatile, and their use can result in loss if the Adviser or Sub-Adviser is incorrect in its expectation of price fluctuations. The successful uses of options for hedging purposes also depends in part on the ability of the Adviser or Sub-Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.

The Funds other than the International Equity Fund may purchase put and call options in an amount not to exceed 5% of their respective net assets. The International Equity Fund may purchase put and call options without limit.

The Taxable Bond Funds and International Equity Fund will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the
Adviser (or the Sub-Adviser).   Closing transactions in certain options are
usually effected directly with the same broker-dealer that effected the original option transaction. A Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.

In addition each Fund may write call options on securities and on various stock or bond indices. Each Fund may write a call option only if the option is "covered." A Fund may "cover" a call option by owning the security underlying the option or through other means which would allow for immediate satisfaction of its obligation. Such options will be listed on a national securities exchange and the aggregate value of the Fund's assets subject to options written by the Taxable Bond Funds, Growth and Income, Equity Index and MicroCap Funds will not exceed 5%, 25%, 5% and 5%, respectively, of the value of its net assets during the current year. The International Equity Fund may write call options on securities and on various stock indices which will be traded on a recognized securities or futures exchange or over the counter and during the current year the aggregate value of the Fund's assets subject to options written by the Fund will not exceed 5% of the value of its net assets. In order to closeout an option position, a Fund will be required to enter into a "closing purchase transaction" (the purchase of a call option on a security or an index with the same exercise price and expiration date as the call option which it previously wrote on the same security or index).

The International Equity Fund may also write (i.e., sell) covered put options on securities and various securities indices. The writer of a put incurs an obligation to buy the security underlying the option from the put's purchaser at the exercise price at any time on or before the termination date, at the purchaser's election (certain options the Fund writes will be exercisable by the purchaser only on a specific date). Generally, a put is "covered" if the Fund maintains cash, U.S. government securities or other liquid high grade debt obligations equal to the exercise price of the option or if the Fund holds a put on the same underlying security with a similar or higher exercise price. By writing a covered put option on a security, the Fund receives a premium for writing the option; however the Fund assumes the risk that the value of the security will decline before the exercise date, in which event, the Fund may incur a loss in excess of the premium received when the put is exercised.

Risks associated with the use of options on securities include (I) imperfect correlation between the change in market value of the securities the Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. The Additional Statement includes additional information relating to option trading practices and related risks.

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Futures Contracts and Related Options - Taxable Bond Funds, Balanced Funds and Equity Funds
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A futures contract is a type o derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. For example, a futures contract may obligate a Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract it becomes obligated to purchase or sell a futures contract if the option is exercised.

Each Fund may invest in futures contracts and options on futures contracts for hedging purposes, to have fuller exposure to price movements in a stock or bond index, to increase total return or to maintain liquidity to meet potential shareowner redemptions, invest cash balances or dividends or minimize trading costs. In addition, the Equity Index Fund may purchase and sell futures and related options (based only on the S&P 500 Index) to maintain cash reserves while simulating full investment in the stocks underlying the S&P 500 Index, to keep substantially all of its assets exposed to the market (as represented by the S&P 500 Index), and to reduce transaction costs.

Futures contracts and options present the following risks: imperfect correlation between the change in market value of a Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which are potentially unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. The Funds may buy and sell futures contracts and related options on foreign exchanges or boards of trade (which do not offer the same protections as U.S. exchanges).

Each Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodities and Futures Trading Commission ("CFTC"). In addition, a Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. Pursuant to SEC requirements, a Fund may be required to segregate cash or high quality money market instruments in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The Company intends to comply with the regulations of the CFTC exempting the Fund from registration as a "commodity pool operator."

The Taxable Bond Funds and Growth and Income Fund intend to limit their transactions in futures contracts and related options so that not more than 5% of each Fund's respective net assets are at risk. The Equity Index Fund and International Equity Fund intend to limit their transactions in futures contracts so that not more than 10% and 25% of each Fund's respective net assets are at risk. For a more detailed description of futures contracts and futures options, including a discussion of the limitations imposed by federal tax law, see Appendix B to the Additional Statement.


INVESTING WITH FIRSTAR FUNDS
This section describes for you the procedures for opening an account and how to buy, sell or exchange Fund shares.

SHARE CLASSES AVAILABLE

The Firstar Funds offer one class of Shares in the Money Market Funds. The Firstar Funds offer three classes of Shares in the Non-Money Market Funds; Retail A, Retail B and Institutional.

INSTITUTIONAL SHARES
- No sales charge (A securities dealer, broker, financial institution or other industry professional ("Shareowner Organization") may charge transaction or other fees for providing administrative or other services in connection with investments in Fund shares)

- Available for trust, agency or custodial accounts opened through Firstar Bank, Milwaukee, N.A.;

- employer-sponsored qualified retirement plans other than those serviced by certain external organizations who have service agreements with Firstar or its affiliates;

-    All clients of FIRMCO; and


- those purchasing through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Waterhouse Securities, Inc. and Jack White, a division of Waterhouse Securities, Inc.

-    No conversion feature

RETAIL A SHARES
- Initial sales charge of 4.50% or less (but no initial sales charge for Money Market Funds)

-    No deferred sales charge

- Reduced sales charge for larger investments. See "Sales Charges and Waivers" for more information

-    No conversion feature

- Available to any investor who does not qualify to purchase Institutional shares


RETAIL B SHARES
-    No initial sales charge

- Deferred sales charge - Maximum of 5% for redemptions during the first year, 4% in the second year, 3% in the third and fourth year, 2% in the fifth year and eliminated thereafter.

-    Converts to Retail A shares after six years

- Available to any investor who does not qualify to purchase Institutional shares

SALES CHARGES AND WAIVERS

INITIAL SALES CHARGES - for Retail A Shares of Funds other than Money Market
Funds: The public offering price for Retail A Shares is the net asset value of the Retail A Shares purchased plus any applicable front-end sales charge. A sales charge will not be assessed on

Retail A Shares purchased through reinvestment of dividends or capital gains distributions. The sales charge is as follows:

                                                                                                                  Shareowner
                                                                                                                 Organization
                                                                 Sales Charge as a       Sales Charge as       Reallowance as a
Amount of Transaction                                         Percentage of Offering    Percentage of Net       Percentage of
  at Offering Price                                                     Price              Asset Value         Offering Price
  -----------------                                                  -------------       ----------------      ----------------
                                                          Equity         Bond       Equity         Bond        Equity    Bond
                                                          Funds          Funds      Funds          Funds       Funds     Funds

Less than $100,000                                       4.50%          3.75%         4.71%          3.90%      4.00%     3.25%
$100,000 to $249,999                                     3.75%          3.00%         3.90%          3.09%      3.25%     2.50%
250,000 to $4999,999                                     3.75%          1.75%         2.56%          1.78%      2.00%     1.25%
$500,000 to $749,999                                     2.00%          1.25%         2.04%          1.27%      1.50%     0.75%
$750,000 to $999,999                                     1.00%          0.75%         1.01%          0.76%      0.05%     0.25%
1,000,000 and above                                      0.25%          0.25%         0.25%          0.25%      0.00%     0.25%


You only pay a sales charge when you buy shares. The Distributor may reallow the entire sales charge to certain Shareowner Organizations and the amount reallowed may change periodically. To the extent that 90% or more of the sales charge is reallowed, Shareowner Organizations may be deemed to be underwriters under the Act.

REDUCING YOUR SALES CHARGES AND WAIVERS - RETAIL A SHARES
To qualify for a reduction of, or exception to the sales charge, you must notify your Shareowner Organization or the Distributor at the time of purchase or exchange. The reduction in sales charge is subject to confirmation of your holdings through a check of records. The Company may modify or terminate quantity discounts at any time.


WAIVERS - RETAIL A SHARES
You may purchase retail shares without a sales charge if:

(a) you are an employee, director, retiree or registered representative of Firstar Corporation or its affiliates or of Firstar Funds, Inc.

(b) you are a spouse, parent, sibling or child of an individual who falls within the preceding category (a) above

(c) you make any purchase for your medical savings account for which Firstar Corporation or an affiliate serves in a custodial capacity

(d) you purchase through certain external organizations that have entered into a service agreement with Firstar or its affiliates.

REDUCING YOUR SALES CHARGES - RETAIL A SHARES
- Right of Accumulation - Existing Equity and Bond Fund shares can be combined with new purchases for purposes of calculating reduced sales charges.

- Letter of Intent - Fund shares purchased in a 13-month period qualify for the same reduced sales charge as if all purchased at once. You may obtain a reduced sales charge by means of a written Letter of Intent which expresses your non-binding commitment to invest in the aggregate $100,000 or more in Retail A Shares of a Equity or Bond Fund within a period of 13 months. Any investments you make during the period receive the discounted sales load based on the full amount of your investment commitment.

For purposes of applying the Rights of Accumulation and Letter of Intent privileges the scale of sales charges applies to the combined purchases made by any individual and/or spouse purchasing securities for his, her or their own account, or the aggregate investments of a trustee or other fiduciary or IRA for the benefit of the persons listed above.

CONTINGENT DEFERRED SALES CHARGE - RETAIL B SHARES

     The public offering price for Retail B Shares is the net asset value of the Retail B Shares purchased. Although investors pay no front-end sales charge on purchases of Retail B Shares, such Shares are subject to a contingent deferred sales charge at the rates set forth below if they are redeemed within six years of purchase.

     The amount of any contingent deferred sales charge an investor must pay depends on the number of years that elapse between the purchase date and the date such Retail B Shares are redeemed. Solely for purposes of this determination, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

                         Contingent Deferred Sales Charge
Number of Years               (as % of dollar amount
Elapsed Since Purchase        subject to the charge)
----------------------        ---------------------
Less than one                                            5.00%
At least one but less than two                           4.00%
At least two but less than three                         3.00%
At least three but less than four                        3.00%
At least four but less than five                         2.00%
At least five but less than six                          1.00%
Six or more                                               None

The contingent deferred sales charge on Retail B Shares is based on the lesser of the net asset value of the Shares on the redemption date or the original cost of the Shares being redeemed. As a result, no sales charge is imposed on any increase in the net asset value of an investor's Retail B Shares. In addition, a contingent deferred sales charge will not be assessed on Retail B Shares purchased through reinvestment of dividends or capital gains distributions.

When a shareowner redeems his or her Retail B Shares, the redemption request is processed to minimize the amount of the contingent deferred sales charge that will be charged. Retail B Shares are redeemed first from those shares that are not subject to a contingent deferred sales charge (that is, Retail B Shares that were acquired through reinvestment of dividends or distributions or that qualify for other deferred sales charge exemptions, if any) and after that from the Retail B Shares that have been held the longest.

Shareowner Organizations will receive commissions from the Distributor in connection with sales of Retail B Shares. A commission equal to 4% of the amount invested is paid to authorized dealers.

     The contingent deferred sales charge that a shareowner may pay upon redemption is remitted to the Distributor or other party, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Retail B Shares.

WAIVERS - RETAIL B SHARES

     Certain types of redemptions may also qualify for an exemption from the contingent deferred sales charge. If you think you may be eligible for a contingent deferred sales charge waiver listed below, be sure to notify your Shareowner Organization or the Distributor at the time Retail B Shares are redeemed. The contingent deferred sales charge with respect to Retail B Shares is not assessed on:

(i) exchanges described under "Exchange of Shares";

(ii) redemptions in connection with shares sold for certain retirement distributions or because of disability or death.

(iii) redemptions effected pursuant to a Fund's right to liquidate a shareowner's account if the aggregate net asset value of Retail B Shares held in the account is less than the minimum account size set forth under "Redemption of Shares - Other Transaction Information - Accounts Below the Minimum Balance;"

(iv) redemptions in connection with the combination of a Fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; or

(v) redemptions resulting from a certain tax-free return of an excess contribution.

In addition to the foregoing exemptions, no contingent deferred sales charge will be imposed on redemptions made pursuant to the Company's systematic withdrawal plan. The Funds reserve the right to limit such redemptions without a contingent deferred sales charge, on an annual basis, to 12% of the value of your Retail B Shares on the redemption date. See the Additional Statement for more information.

CONVERSION  - RETAIL B SHARES

Retail B Shares will automatically convert into Retail A Shares of the same Fund six years after the beginning of the calendar month in which the purchase date occurred. If you acquire Retail B Shares of a Fund by exchange from Retail B Shares of another Fund, your Retail B Shares will convert into Retail A Shares of that Fund based on the date of the initial purchase.

If you acquire Retail B Shares through reinvestment of distributions, your Retail B Shares will convert into Retail A Shares at the earlier of two dates _ either six years after the beginning of the calendar month in which the purchase date occurred (based on the date of the initial purchase of the shares on which the distribution was paid) or the date of conversion of the most recently purchased Retail B Shares that were not acquired through reinvestment of dividends or distributions. For example, if a shareowner makes a one-time purchase of Retail B Shares of a Fund and subsequently acquires additional Retail B Shares of that Fund only through reinvestment of dividends and/or distributions, all of such shareowner's Retail B Shares of that Fund, including those acquired through reinvestment, will convert to Retail A Shares of such fund on the same date.

Upon conversion, the converted shares will be relieved of the distribution and shareowner servicing fees borne by Retail B Shares, although they will be subject to the shareowner servicing fees borne by Retail A Shares.

The conversion of Retail B Shares to Retail A Shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Retail B Shares would continue to be subject to higher expenses than Retail A Shares for an indeterminate period.

HOW TO DECIDE WHETHER TO BUY RETAIL A OR RETAIL B SHARES

The decision as to which Class to purchase depends on the amount you invest, the intended length of the investment and your personal situation.

RETAIL A SHARES - If you are making an investment of an amount that qualifies for a reduced sales charge, you should consider purchasing Retail A Shares.

RETAIL B SHARES - If you plan to hold your investment for a significant period of time and would prefer not to pay an initial sales charge, you might consider purchasing Retail B Shares. By not paying a front-end sales charge, your entire purchase in Retail B Shares is invested from the time you make your initial investment. However, the distribution and service fee paid by Retail B Shares will cause your Retail B Shares (until conversion to Retail A Shares) to have a higher expense ratio and thus, lower performance and lower dividend payments (to the extent dividends are paid) than Retail A Shares.

PURCHASE OF SHARES
Shares of the Funds are offered and sold on a continuous basis by the distributor for the Funds, B.C. Ziegler and Company (the "Distributor"), which is independent of the Adviser. The Distributor is a registered broker-dealer with offices at 215 North Main Street, West Bend, Wisconsin 53095.

MINIMUM INVESTMENTS
RETAIL SHARES
The minimum initial investment for Retail Shares in a Fund is $1,000; with the exception of IRAs, which have a minimum initial investment of $100. The minimum subsequent investment is $50. The minimum initial investment will be waived if you participate in the Periodic Investment Plan with the exception of the MicroCap Fund. For the MicroCap Fund the maximum investment is $5,000,000.

INSTITUTIONAL SHARES
The minimum initial investment in the Institutional Money Market Fund is $1,000,000 by an individual or combination of accounts. There is no minimum initial or subsequent investment for Institutional Shares of other Funds. The maximum investment for MicroCap Fund is $5,000,000.

---------------------------------------------------------------
The MicroCap Fund is currently closed to new investors and to additional share purchases except for reinvestment of dividends from the Fund. The Fund may reopen from time-to-time at the Company's discretion.
---------------------------------------------------------------

BUYING SHARES
Purchases requests for a Money Market Fund received in proper form before 11:30 a.m. Central Time (12:30 p.m. Central Time for the Institutional Money Market
Fund) on a business day for the Funds generally are processed at 11:30 a.m. (12:30 p.m. Central Time for the Institutional Money Market Fund) on the same day. Payment must be received in immediately available funds wired to the transfer agent by the close of business. Purchase requests for the Money Market Funds which are received at or after 11:30 a.m. Central Time (12:30 p.m. Central Time for the Institutional Money Market Fund), and purchase requests for any other Fund which are received by the transfer agent before 3:00 p.m. Central Time on a business day for the Funds will be executed the same day, at that day's closing price provided that payment is received by the close of regular trading hours. Orders received after 3:00 p.m. Central Time and orders for which payment is not received by the close of regular trading hours on the New York Stock Exchange will be executed on the next business day after receipt of both order and payment in proper form.




--------------------------------------------------------------------------------
                    OPENING AN ACCOUNT                      ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------

Through a           Contact your                            Contact your
Shareowner          Shareowner Organization                 Shareowner
Organization                                                Organization

--------------------------------------------------------------------------------
By Mail             Complete an application                 Make your check
                                                            payable to
                    and mail it along with a                Firstar Funds.
                    check payable to Firstar                Please include your
                    Funds, P.O. Box 3011,                   sixteen-digit
                                                            account
                    Milwaukee, WI  53201-3011.              number on your
                    For overnight delivery                  check and mail
                    mail to;                                it to the address
                    615 E. Michigan St.,                    at the left.
                    Milwaukee, WI 53202

--------------------------------------------------------------------------------
Automatically         Call 1-800-228-1024                 Complete a Periodic
(Retail A and         to obtain a purchase                Investment Plan
B Shares)             application, which                  Application to
                      includes information                automatically purchase
                      for a Periodic                      more shares.
                      Investment Plan or
                      ConvertiFund Account.
                                                          Open a ConvertiFund
                                                          account to
                                                          automatically
                                                          invest proceeds from
                                                          one account to
                                                          another account of
                                                          the Firstar
                                                          Family of Funds.

--------------------------------------------------------------------------------
By Wire               Call 1-800-228-1024                 Call 1-800-228-1024
                      prior to sending the                prior to sending the
                      wire in order to obtain             wire in order to
                      a confirmation number               obtain a confirmation
                      and to ensure prompt                number and to ensure
                      and accurate handling               prompt and accurate
                      of funds.  Ask your                 handling of funds.
                      bank to transmit                    Ask your bank to
                      immediately available               transmit immediately
                      funds by wire in the                available funds by
                      amount of your purchase             wire as described
                      to: Firstar Bank                    at the left.  Please
                      Milwaukee, N.A.                     also include your
                      ABA # 0750-00022                    sixteen-digit account
                      Firstar Trust                       number. The Fund
                      Department                          and its transfer agent
                      Account # 112-952-137               are not responsible
                      for further credit to               for the consequences
                      [name of Fund]                      of delays resulting
                      [name/title on the                  from the banking
                      account]. The Fund and              or Federal Reserve
                      its transfer agent are              Wire system, or
                      not responsible for the             from incomplete wiring
                      consequences of delays              instructions.
                      resulting from the
                      banking or Federal
                      Reserve Wire system,
                      or from incomplete
                      wiring instructions.


--------------------------------------------------------------------------------
Internet              Not available.                      Use Firstar Funds
www.firstarfunds.com                                      Direct to
                                                          exchange from another
                                                          Firstar Fund account
                                                          with the same
                                                          registration
                                                          including name,
                                                          address
                                                          and taxpayer ID
                                                          number.
                                                          Purchase additional
                                                          shares using an
                                                          electronic funds
                                                          transfer
                                                          from your banking
                                                          institution for
                                                          payment.

                                                          Call 1-800-228-1024 to
                                                          authorize this
                                                          service.

--------------------------------------------------------------------------------
By Telephone
Exchange              Call 1-800-228-1024                 Call 1-800-228-1024
                      to exchange from                    to exchange from
                      another Firstar Fund                another Firstar Fund
                      account with the same               account with the
                      registration including              same registration
                      name, address and                   including name,
                      taxpayer ID number.                 address
                                                          and taxpayer ID
                                                          number.

--------------------------------------------------------------------------------
Please Note: All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars to Firstar Funds. A $20 fee will be imposed by the Funds' transfer agent if any check used for investment in an account does not clear, and the investor involved will be responsible for any loss incurred by a Fund.
Investors making initial investments by wire must promptly complete a Purchase Application and forward it to the transfer agent. Redemptions will not be paid until the transfer agent has received the completed application.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Additional Information on Buying Shares
--------------------------------------------------------------------------------
-The Funds will not accept payment in cash or third party checks for the purchase of shares.

-Federal regulations require that each investor provide a Social Security number or other certified taxpayer identification number upon opening or reopening an account. The Funds reserve the right to reject applications without such a number or an indication that a number has been applied for. If a number has been applied for, the number must be provided and certified within sixty days of the date of the application. Any accounts opened without a proper number will be subject to backup withholding at a rate of 31% on all liquidations and dividend and capital gain distributions.

-Payment for shares of a Fund in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the respective Fund.

--------------------------------------------------------------------------------
-For Owners of Institutional Shares:
--------------------------------------------------------------------------------

All share purchases are effected pursuant to a customer's account at Firstar Bank Milwaukee, N.A. Ttrust Ddepartment ("Firstar Trust") or at another chosen institution or broker-dealer pursuant to procedures established in connection with the requirements of the account. Confirmations of share purchases and redemptions will be sent to Firstar Trust or the other Shareowner Organizations involved. Firstar Trust and the other Shareowner Organizations or their nominees will normally be the holders of record of Fund shares, and will reflect their customers' beneficial ownership of shares in the account statements provided by them to their customers. The exercise of voting rights and the delivery to customers of shareowner communications from the Fund will be governed by the customers' account agreements with Firstar Trust and the other shareowner Organizations Institutions. Investors wishing to purchase shares of the Funds should contact their account representatives.

In the case of participants in certain employee benefit plans investing in certain Funds, purchase and redemption orders will be processed on a particular day based on whether a service organization acting on their behalf received the order by the close of regular trading on that day.

The Funds may authorize one or more brokers and other Shareowner Organizations to accept on their behalf purchase, redemption and exchange orders, and may authorize such Shareowner Organizations to designate other intermediaries to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized Shareowner Organization or intermediary accepts the order, and customer orders will be priced at the Fund's net asset value next computed after they are accepted by a Shareowner Organization or intermediary. Shareowner Organizations and intermediaries will be responsible for transmitting accepted orders to the Funds within the period agreed upon by them. Shareowners should contact their Shareowner Organization or intermediaries to learn whether they are authorized to accept orders for Funds.

It is the responsibility of Shareowner Organizations Institutions to transmit orders and payment for the purchase of shares by their customers to the transfer agent on a timely basis and to provide account statements in accordance with the procedures stated above.


REDEMPTION OF SHARES

SELLING SHARES
Redemption requests for a Money Market Fund received by the transfer agent by phone before 11:30 a.m. Central Time (12:30 p.m. Central Time for the Institutional Money Market Fund) on a business day for the Funds generally are processed at 11:30 a.m. Central Time (12:30 p.m. Central Time for the Institutional Money Market Fund) on the same day. Redemptions requests for Money Market Funds received at or after 11:30 a.m. Central Time (12:30 p.m. Central Time for the Institutional Money Market Fund) and redemption requests for other Funds received by the transfer agent before 3:00 p.m. Central Time on a business day for the Funds will be executed the same day, at that day's closing price. Orders received after 3:00 p.m. Central Time will be executed on the next business day.

--------------------------------------------------------------------------------
Through a
Shareowner
Organization        Contact your Shareowner Organization

--------------------------------------------------------------------------------
By Phone Call 1-800-228-1024 with your account name, sixteen digit account number and amount of redemption (minimum $500). Redemption proceeds will only be sent to a shareowner's address or bank account of a commercial bank located within the United States as shown on the transfer agent's records (available only if telephone redemptions have been authorized on the account application and if there has been no change of address by telephone within the preceding 15 days).

--------------------------------------------------------------------------------
By Mail Mail your instructions to the Firstar Funds, P.O. Box 3011, Milwaukee, WI 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, WI 53202). Include the number of shares or the amount to be redeemed, your sixteen-digit account number and Social Security number or other taxpayer identification number. Your instructions must be signed by all persons required to sign for transactions exactly as their names appear on the account. If the redemption amount exceeds $50,000, or if the proceeds are to be sent elsewhere than the address of record, or the address of record has been changed by telephone within the preceding 15 days, each signature must be guaranteed in writing by either a commercial bank that is a member of the FDIC, a trust company, a credit union, a savings association, a member firm of a national securities exchange or other eligible guarantor institution.

--------------------------------------------------------------------------------
Internet
www.firstarfunds.com     Use Firstar Funds Direct to redeem up to $25,000.  Call
                    1-800-228-1024 to authorize this service.

--------------------------------------------------------------------------------
Automatically       Call 1-800-228-1024 for a Systematic Withdrawal Plan
                    application ($5,000 account minimum and $50 minimum per
                    transaction).
--------------------------------------------------------------------------------

Guarantees must be signed by an eligible guarantor institution and "Signature Guaranteed" must appear with the signature.

--------------------------------------------------------------------------------
The Funds may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. Purchases of additional shares concurrently with withdrawals could be disadvantageous because of the sales charge involved in the additional purchases.
--------------------------------------------------------------------------------

ADDITIONAL TRANSACTION INFORMATION

--------------------------------------------------------------------------------
Telephone Requests
--------------------------------------------------------------------------------
In order to arrange for telephone redemptions after you have opened your account or to change the bank or account designated to receive redemption proceeds, send a written request to the Firstar Funds Center or contact your registered representative. Each shareowner of the account must sign the request. The Funds may request further documentation from corporations, executors, administrators, trustees and guardians.

The Funds reserve the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Funds at any time upon notice to shareowners.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareowner is unable to contact the transfer agent by telephone, shares may also be redeemed by delivering the redemption request to the transfer agent.

In an effort to prevent unauthorized or fraudulent purchase and redemption requests by telephone, Firstar employs reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to transact by telephone will be required to provide their account number (unless opening a new account). All telephone transactions will be recorded and except for transactions in Money Market Funds, confirmed in writing. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Firstar may implement other procedures from time to time. If reasonable procedures are not implemented, Firstar may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareowner is liable for any loss for unauthorized transactions.


--------------------------------------------------------------------------------
Check Redemption
--------------------------------------------------------------------------------
You may request on the purchase application or by written request that a Fund provides Redemption Checks ("Checks"). Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is no charge for the use of the Checks; however, the transfer agent will impose a $20 charge for stopping payment of a Check upon your request, or if the transfer agent cannot honor a Check due to insufficient funds or other valid reason. Because dividends on each Fund accrue daily, Checks may not be used to close an account, as a small balance is likely to result.

Checks are not available for non-money market funds, Institutional Money Market Fund, IRAs or other retirement plans for which Firstar acts as custodian.

--------------------------------------------------------------------------------
Certificates
--------------------------------------------------------------------------------

Certificates are only issued upon shareowner request. If certificates have been issued, the transfer agent must receive the certificates, properly endorsed or accompanied by a properly executed stock power and accompanied by signature guarantees, prior to a redemption request.


--------------------------------------------------------------------------------
Additional Redemption Information
--------------------------------------------------------------------------------
The Funds will make payment for redeemed shares typically within one or two business days, but no later than the seventh day after receipt by the transfer agent of a request in proper form, except as provided by SEC rules. HOWEVER, IF ANY PORTION OF THE SHARES TO BE REDEEMED REPRESENTS AN INVESTMENT MADE BY CHECK, THE FUNDS WILL DELAY THE PAYMENT OF THE REDEMPTION PROCEEDS UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE CHECK HAS BEEN COLLECTED, WHICH MAY TAKE TWELVE DAYS FROM THE PURCHASE DATE. An investor must have filed a purchase application before any redemption requests can be paid.

--------------------------------------------------------------------------------
Accounts Below the Minimum Balance
--------------------------------------------------------------------------------
If your account falls below $1,000 ($100 for IRAs) the Funds may redeem your account. The Fund will impose no charge and will give you sixty days written notice prior to any redemption. A Fund may also redeem shares involuntarily if it is appropriate to do so to carry out the Fund's responsibilities under the 1940 Act and, in certain cases, may make payment for redemption in securities. Investors would bear any brokerage or other transaction costs incurred in converting the securities so received to cash. See the Additional Statement referred to on the last page for examples of when such redemptions might be appropriate.



--------------------------------------------------------------------------------
EXCHANGE of SHARES
--------------------------------------------------------------------------------

Without a sales charge, you may exchange shares of a Money Market Fund for shares of another Money Market Fund. You may also exchange shares of a money market fund for Institutional or Retail A Shares of a Non-Money Market Fund provided you are eligible to purchase the class at time of the exchange.
You may exchange your non-money market fund shares for shares of other Firstar Funds within the same share class without a charge by the Fund if you are eligible to purchase the class at the time of the exchange. An initial sales charge will be imposed on the exchange if the shares of the Fund being acquired have an initial sales charge and the shares being redeemed were purchased without a sales charge unless you qualify for a sales charge exemption. Retail B Shares may be exchanged without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemptions of Retail B Shares, the holding period of the Retail B Shares originally held will be added to the holding period of the Retail B Shares acquired through exchange. Telephone exchange privileges automatically apply to each shareowner of record unless the transfer agent receives written instructions canceling the privilege.

Firstar reserves the right to terminate the exchange privilege of any party who requests more than four exchanges within a calendar year. Firstar may do so with prior notice based on a consideration of both the number of exchanges and the time period over which those exchange requests have been made, together with the level of expense to the Funds or other adverse effects which may result from the additional exchange requests.

For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, an investor may realize a capital gain or loss. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. No exchange fee is currently imposed by Firstar on exchanges. However, Firstar reserves the right to impose a charge in the future. In addition, Shareowner Organizations Institutions may charge a fee for providing administrative or other services in connection with exchanges. The Fund reserves the right to reject any exchange request with prior notice to a shareowner and the exchange privilege may be modified or terminated at any time. At least sixty days' notice will be given to shareowners of any material modification or termination except where notice is not required under SEC regulations. Also keep in mind:

-- Exchanges are available only in states where exchanges may be legally made.

-- The minimum amount which may be exchanged is $1,000.

-- If any portion of the shares to be exchanged represents an investment made by check, a Fund may delay the acquisition of new shares in an exchange until the transfer agent is reasonably satisfied that the check has been collected, which may take up to twelve days from the purchase date.

-- It may be difficult to make telephone exchanges in times of drastic economic or market changes.


Additional Shareowner Services
--------------------------------------------------------------------------------
Shareowner Reports
--------------------------------------------------------------------------------
Shareowners will be provided with a report showing portfolio investments and other information at least semiannually; and after the close of the Fund's fiscal year with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareowner reports will be sent to shareowners with the same mailing address. Shareowners may request duplicates copies free of charge.

Account statements will be mailed to Money Market Shareowners monthly, summarizing all transactions. For all other funds, account statements will be mailed after each purchase, reinvestment of dividends and redemption. Generally, the Fund does not send statements for Funds held in brokerage, retirement or other similar accounts.

--------------------------------------------------------------------------------
Firstar Funds Web Site (www.firstarfunds.com)
--------------------------------------------------------------------------------
The site offers educational information and interactive financial planning tools as well as product-specific information.

Generally, Shareowners can request purchases, exchanges and redemptions of Fund shares after an account is opened on-line via the Internet. Redemption requests of up to $25,000 will be accepted through the Internet. Payment for shares purchased on-line must be made by electronic funds transfer from your banking institution. To authorize this service, call Firstar Trust Company at 1-800-228-1024.

Firstar Funds and their agents will not be responsible for any losses resulting from unauthorized on-line transactions when procedures are followed which are designed to confirm that the on-line transaction request is genuine. Statements of accounts shall be conclusive if not objected to in writing within 10 Days after transmitted by mail. During periods of significant economic or market change, it may be difficult to reach the Funds on-line. If this happens, you may initiate transactions in your share accounts by mail or as otherwise described in the prospectus.


--------------------------------------------------------------------------------
Automated Teleresponse Service
--------------------------------------------------------------------------------
Shareowners using a touch-tone telephone can access information on the Funds twenty-four hours a day, seven days a week. When calling Firstar Mutual Fund Services, LLC at 1-800-228-1024, shareowners may choose to use the automated information feature or, during regular business hours (8:00 a.m. to 7:00 p.m. Central Time, Monday through Friday), speak with a Firstar representative.

--------------------------------------------------------------------------------
Retirement Plans
--------------------------------------------------------------------------------
The Fund offers individual retirement accounts including SIMPLE and SEP IRAs. For details concerning Retirement Accounts (including service fees), please call Firstar Funds Center at 1-800-228-1024.



DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions
Dividends from net investment income, including net realized gains and losses, if any, earned on the investments held by a Fund, of the Money Market Funds are declared on each business day on the shares that are outstanding immediately after 11:30 a.m. Central Time (12:30 P.M. Central Time for Institutional Money Market) on the declaration date.

Dividends from net investment income of the Bond Funds are declared and paid monthly. Dividends from net investment income of the Balanced Income, Balanced Growth, Growth and Income and Equity Index Funds are declared and paid quarterly.

-------------------
Reinvested
dividends and
distributions
receive the
same tax
treatment as
those paid in
cash.
-------------------

Dividends from net investment income of the Growth, Special Growth, Emerging Growth, MicroCap and International Equity Funds are declared and paid annually. Any capital gains are distributed annually. A shareowner's dividends and capital gains distributions will be reinvested automatically in additional shares unless the Fund is notified that the shareowner elects to receive distributions in cash. If a shareowner has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to shareowner's address of record, such shareowner's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Federal Taxes

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional Shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares. Other Fund distributions will generally be taxable as ordinary income. You will be notified annually of the tax status of distributions to you.

You should note that if you purchase Shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the Shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held Shares.) Any loss realized on Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The International Equity Fund. It is expected that the International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each Shareowner, which would allow each Shareowner either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

The Tax-Exempt Money Market Fund and Tax-Exempt Intermediate Bond Fund. It is expected that the Tax-Exempt Money Market Fund and Tax-Exempt Intermediate Bond Fund will distribute dividends derived from interest earned on Exempt Securities, and these "exempt interest dividends" will be exempt income for Shareowners for federal income tax purposes. However, distributions, if any, derived from net capital gains will generally be taxable to you as capital gains. It is expected that the Tax-Exempt Intermediate Bond Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income will be taxable to you as ordinary income.

Interest on indebtedness incurred by a Shareowner to purchase or carry shares of the Tax-Exempt Money Market Fund and Tax-Exempt Intermediate Bond Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax-Exempt Money Market Fund and Tax-Exempt Intermediate Bond Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any Share and the Share is held by you for six months or less, any loss on the sale or exchange of the Share will be disallowed to the extent of such dividend amount.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

--------------------------------------------------------------------------------
State and Local Taxes
--------------------------------------------------------------------------------
Shareowners may also be subject to state and local taxes on distributions and
redemptions.   State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.


MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
Advisory Services
--------------------------------------------------------------------------------

FIRMCO, a Wisconsin Limited Liability Company and subsidiary of Firstar Corporation, a bank holding company, serves as investment adviser to each Fund. FIRMCO, with principal offices at Firstar Center, 777 East Wisconsin Avenue, 8th Floor, Milwaukee, Wisconsin 53202, has provided investment advisory services since 1986. FIRMCO currently has $_____ billion in assets under management.

Firstar Corporation has agreed to permit the Company to use the name "Firstar Funds" and expansions thereof on a non-exclusive and royalty-free basis in connection with mutual fund management and distribution services within the United States, its territories and possessions; this agreement may be terminated by Firstar Corporation under specified circumstances, including if no affiliate of Firstar Corporation is serving as investment adviser for any portfolio offered by the Company.

Subject to the general supervision of the Board of Directors and in accordance with the respective investment objective and policies of each Fund, the Adviser manages each Fund's portfolio securities and maintains records relating to such purchases and sales (except for the International Equity Fund). Subject to the general supervision of the Board of Directors and in accordance with the investment objective and policies of the International Equity Fund, the Adviser is responsible for the Fund's investment program, general investment criteria and policies.

Each Fund's investment objective may be changed by the Board of Directors without approval of Shareowners.

The Adviser has retained Hansberger Global Investors, Inc. (HGI) as Sub-Adviser for the International Equity Fund a Delaware corporation founded in 1994, with its principal office at 515 East Las Olas Boulevard, Suite 1300, Fort Lauderdale, Florida 33301, currently has $_____ billion in assets under management. Subject to the oversight and supervision of the Fund's

Board of Directors and Adviser, the Sub-Adviser formulates and implements a continuous investment program for the Fund.

The Adviser (or Sub-Adviser for the International Equity Fund) is authorized to allocate purchase and sale orders for portfolio securities to Shareowner Organizations, including, in the case of agency transactions, Shareowner Organizations which are affiliated with the Adviser (or Sub-Adviser), to take into account the sale of Fund shares if the Adviser (or Sub-Adviser for the International Equity Fund) believes that the quality of the transaction and the amount of the commission are comparable to what they would be with other qualified brokerage firms.

For the fiscal year ended October 31, 1998, tThe Adviser is entitled to received from each Fund a fee, calculated daily and payable monthly, at the following annual rates (as a percentage of the Fund's average daily net assets): 0.37% for the Money Market Fund, 0.29% for the Institutional Money Market Fund, 0.49% for the U.S. Treasury Money Market Fund, 0.50% for the U.S. Government Money Market Fund, 0.48% for the Tax-Exempt Money Market Fund, 0.30% for the Short-Term Bond Market Fund, 0.36% for the Intermediate Bond Market Fund, 0.36% for the Tax-Exempt Intermediate Bond Fund, 0.30% for the Bond IMMDEX/Fund, 0.33% for the Balanced Income Fund, 0.73% for the Balanced Growth Fund, 0.75% for the Growth and Income Fund, 0.19% for the Equity Index Fund, 0.75% for the Growth Fund, 0.75% for the Special Growth Fund, 0.73% for the Emerging Growth Fund, 1.50% for the MicroCap Fund and 1.14% for the International Equity Fund.

The Sub-Adviser is entitled to a fee, payable by the Adviser, for its services and expenses incurred with respect to the International Equity Fund. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Fund's average daily net assets): 0.75% on the Fund's first $25 million, 0.50% of the next $75 million and 0.35% of the Fund's average daily net assets in excess of $100 million.


--------------------------------------------------------------------------------
Fund Managers
--------------------------------------------------------------------------------
Mary Ellen Stanek, CFA and Daniel Tranchita, CFA co-manage the Short-Term Bond Market Fund. Ms. Stanek is the President and Chief Executive Officer of FIRMCO, and Director of Fixed Income Services. In addition, Ms. Stanek has served as an officer of the Funds since September 1994. She has 20 years of investment management experience and was named a Director of FIRMCO in 1992. Prior to joining FIRMCO, Ms. Stanek headed the Fixed Income and Quantitative Investment Management Department at Firstar Trust Company. She has been the Fund's portfolio manager since its inception on December 29, 1989. Mr. Tranchita is a Vice President and Senior Portfolio Manager and has been with Firstar since 1989. He has 10 years of investment management experience and has been a portfolio manager of the Fund since January 1, 1993.

Mary Ellen Stanek and Teresa Westman, CFA co-manage the Intermediate Bond Market Fund. A Senior Vice President and Senior Portfolio Manager of FIRMCO, Ms. Westman joined Firstar in 1987 and has 12 years of investment management experience. Both Ms. Stanek and Ms. Westman have managed the Fund since its inception on January 5, 1993.

---------------------------
Chartered Financial Analyst
(CFA) designation is a
globally recognized standard
for measuring the competence
and integrity of financial
analysts.
---------------------------

Warren Pierson, CFA manages the Tax-Exempt Intermediate Bond Fund. Mr. Pierson joined Firstar in 1985 and has 14 years of fixed income experience at

Firstar. He is a Vice President and Senior Portfolio Manager of FIRMCO and has been the portfolio manager of the Fund since June 22, 1993.

Mary Ellen Stanek and Teresa Westman co-manage the Bond IMMDEX( Fund. Ms. Stanek has managed the Fund since its inception on December 29, 1989. Ms. Westman has been a portfolio manager of the Fund since January 1, 1992.

Teresa Westman and Marian Zentmyer, CFA co-manage the Balanced Growth Fund. Ms. Westman has managed the Fund since its inception on March 30, 1992. Ms. Zentmyer is FIRMCO's Equity Chief Investment Officer, a Senior Vice President and Senior Portfolio Manager. She has been with Firstar since 1982 and has 20 years of investment management experience. Ms. Zentmyer is a Certified Financial Planner and has managed the Fund since June 19, 1996.

Marian Zentmyer and Walter Dewey, CFA co-manage the Growth and Income Fund. Ms. Zentmyer has managed the Fund since February 22, 1993 and Mr. Dewey since June 29,1998. Mr. Dewey is a Vice President and Senior Portfolio Manager of FIRMCO. He has been with Firstar since 1986 and has 16 years of investment management experience.

Marian Zentmyer and Walter Dewey also co-manage the Growth Fund. Ms. Zentmyer, has managed the Fund since June 18, 1996 and Mr. Dewey since July 7,1997.

Todd Krieg, CFA and Matt D'Attilio, CFA co-manage the Special Growth Fund. Mr. Krieg is the Director of Equity Research and a Senior Vice President and Senior Portfolio Manager of FIRMCO. Mr. Krieg has been with Firstar since 1992 and has six years of investment management experience. Mr. Krieg has managed the Fund since September 1, 1994. Mr. D'Attilio is a Vice President and Portfolio Manager of FIRMCO and has been with Firstar since 1993. He has five years of investment management experience and has managed the Fund since December 1, 1998.

Todd Krieg and Matthew D'Attilio, CFA also co-manage the Emerging Growth Fund. Both have managed the Fund since its inception on August 15, 1997.

Joe Frohna, CFA, CPA manages the MicroCap Fund.   Mr. Frohna is an Assistant
Vice President and Portfolio Manager of FIRMCO and has been with Firstar since 1995. He has six years of investment management experience and has managed the Fund since September 9, 1997.

Daniel Tranchita has managed the International Equity Fund for the Adviser since its inception on April 28, 1994. The portfolio management team comprised of James Chaney, Robert Mazuelos and John Hock manages the Fund for the Sub-Adviser. Mr. Chaney is primarily responsible for the day to day management of the Fund. Mr. Chaney joined the Sub-Adviser as Chief Investment Officer in 1996 and has 15 years of investment experience. Prior to joining the Sub-Adviser, he was Executive Vice President for Templeton Worldwide, Inc. and a senior member of its Portfolio Management/Strategy Committee. Robert Mazuelos joined the Sub-Adviser in 1995 as a research analyst and has eight years of investment management experience. Prior to joining the Sub-Adviser, he was a performance analyst at Templeton Investment Counsel, Inc. where he was responsible for return analysis on separate accounts and mutual funds. John Hock joined the Sub-Adviser in 1996 as a research analyst. Prior to joining the Sub-Adviser, he was a senior analyst in the global securities research and economics group at Merrill Lynch.

--------------------------------------------------------------------------------
Administrative Services
--------------------------------------------------------------------------------

     Firstar Mutual Fund Services, LLC and B. C. Ziegler and Company ("Ziegler") serve as the Co-Administrators (the "Co-Administrators") and receives fees for those services.

--------------------------------------------------------------------------------
Shareowner Organizations - Retail A and B Shares; Money Market Funds (other than Institutional Money Market Fund)
--------------------------------------------------------------------------------

The Funds have adopted distribution and service plans for the Retail A and Retail B Shares. Under the distribution and service plans, the Funds may pay distribution fees for the sale and distribution of their shares and service fees for shareowner services. These fees are regulated by Rule 12b-1 under the Investment Company Act of 1940 and are subject to the NASD Conduct Rules. Because these fees are paid out of the Funds' assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Funds also have adopted service plans for the Retail A and B Shares, under which the Funds may pay service fees for shareowner services to Retail A and B shareowners.

For their services with respect to the Retail A Shares, Shareowner Organizations may be entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net asset value of the shares covered by their agreement for distribution and/or shareowner support services. For their services with respect to the Retail B Shares, Shareowner Organizations may be entitled to receive fees from a Fund at an annual rate of up to 0.__%, _____%, and ______% of the average daily net asset value of the shares covered by their agreement, respectively, for distribution, shareowner liaison and other support services (as described below.)

Under these Plans, the Funds may enter into agreements with Shareowner Organizations, including affiliates of the Adviser (such as FIS). The Shareowner Organizations are required to provide a schedule of any fees that they may charge to their customers relating to the investment of their assets in shares covered by the agreements. Investors should read this Prospectus in light of such fee schedules and under the terms of their Shareowner Organization's agreement with Firstar. In addition, investors should contact their Shareowner Organizations with respect to the availability of shareowner services and the particular Shareowner Organization's procedures for purchasing and redeeming shares. It is the responsibility of Shareowner Organizations to transmit purchase and redemption orders and record those orders in customers' accounts on a timely basis in accordance with their agreements with customers.

The Funds make no payments to their Distributor under the Plans for the Retail A Shares or under the service plan for the Retail B Shares. The Funds make payments to their Distributor under the distribution and service plan for distribution services with respect to the Retail B Shares. Payments to Shareowner Organizations, including affiliates of the Adviser, under the plans, and to the Distributor under the distribution and service plan for the Retail B Shares are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs.


These Shareowner Organizations will provide support and/or, in the case of the distribution and service plan for the Retail A Shares distribution services to their customers who are the shareowners of the Funds. Under the Service Agreements, shareowner support services may include;
-assisting investors in processing purchase, exchange and
 redemption requests
-processing dividend and distribution payments from the Funds
-providing information periodically to customers showing their positions in Fund shares
-providing sub-accounting
-forwarding sales literature and advertising

Shareowner liaison services may include responding to customers' inquires and providing information on their investments, and other personal and account maintenance services within NASD Rules.

The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. Accordingly, banks will be engaged under agreements with Firstar only to perform the administrative and investor servicing functions described above, and will represent to Firstar that in no event will the services provided by them under the agreements be primarily intended to result in the sale of Fund shares.

Conflict-of-interest restrictions may apply to the receipt of compensation paid by Firstar to a Shareowner Organization in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into agreements with Firstar.

--------------------------------------------------------------------------------
Custodian, Transfer and Dividend Disbursing Agent, and Accounting Services Agent
--------------------------------------------------------------------------------

     Mutual Fund Service, LLC, an affiliate of the Adviser, provides transfer agency and dividend disbursing agency services for all the Funds and custodial and accounting services for the Funds and receive fees for these services. Inquiries to the transfer agent may be sent to: Mutual Fund Service, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011. Firstar Bank, N.A., Milwaukee, N.A., an affiliate of the Adviseor, provides custodial services for the Funds and receives fees for thoese services.

NET ASSET VALUE AND DAYS OF OPERATION

The price of the Retail A, Retail B and Institutional Shares (each, a "class") is based on net asset value per share. This amount is calculated separately for each class of shares by dividing the value of all securities and other assets attributable to the class, less the liabilities attributable to that class, by the number of outstanding shares of that class. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is accepted.

--------------------------------------------------------------------------------
Money Market Funds
--------------------------------------------------------------------------------

     The net asset value of the Money Market Funds for purposes of pricing purchase and redemption orders is determined as of 11:30 a.m. Central Time (12:30 Central Time for Institutional Money Market Fund) and as of the close of regular trading hours on the Exchange, normally, 3:00 p.m.
The Company intends to use its best efforts to maintain the net asset value of each Money Market Fund at $1.00 per share, although there is no assurance that it will be able to do so.

     Central Time, on each day on which both the Exchange is open for trading and the Federal Reserve Banks' Fedline System is open. Net asset value per share is calculated by dividing the value of all securities and other assets owned by each Fund, less the liabilities charged to the Fund, by the number of the Fund's outstanding shares.

-----------------------
The Company
intends to use its
best efforts to
maintain the net
asset value of each
Money Market Fund
at $1.00 per share,
although there is no
assurance that it will
be able to do so.
------------------------

     Net asset value is computed using the amortized cost method as permitted by SEC rules.

--------------------------------------------------------------------------------
Non-Money Market Funds
--------------------------------------------------------------------------------

     Net asset value for purposes of pricing purchase and redemption orders is determined as of the close of regular trading hours on the Exchange, normally, 3:00 p.m. Central Time, on each day the Exchange is open for trading.

     The Funds' investments are valued based on market quotations, except that restricted securities and securities for which market quotations are not readily available and other assets are valued at fair value by the Adviser under the supervision of the Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value.

     Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Board of Directors. A Fund's foreign securities may trade on weekends or other days when the Fund does not price its shares. Accordingly, the net asset value per share of a Fund may change on days when shareowners will not be able to purchase or redeem the Fund's shares.

     Each Fund's securities may be valued based on valuations provided by an independent pricing service. The Adviser reviews these valuations. If the Adviser believes that a valuation received from the service does not represent a fair value, it values the security by a method that the Board of Directors believes will determine a fair value. Any pricing service used may employ electronic data processing techniques, including a "matrix" system, to determine valuations.

     Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. Foreign securities held by the International Equity Fund may trade in their local markets on days the Fund is closed, and the Fund's net asset value may, therefore, change on days when investors may not purchase or redeem Fund shares.



ADDITIONAL PERFORMANCE INFORMATION

                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98

                               1 Year        5 Years       10 Years
FIRMCO'S COLLECTIVE
INVESTMENT "B FUND"
(Retail Shares expenses
and sales charges reflected)

FIRMCO'S COLLECTIVE
INVESTMENT "B FUND"
(Institutional Shares
expenses reflected)

The Special Growth Fund is managed by FIRMCO using substantially the same investment objective, polices and restrictions as the FIRMCO managed collective investment fund Special Equity Growth Fund B (the "B Fund"). During the period prior to August 1997, the Special Growth Fund was managed with an investment focus which differed from that of the B Fund. At that time, the Special Growth Fund's prior focus on small- to medium sized companies was shifted to a focus on companies with a slightly larger minimum capitalization, with a slightly higher range of anticipated median capitalizations for the Fund. As a result of this shift, the Special Growth Fund currently focuses on companies meeting the same capitalization size criteria as those for the B Fund. For this reason, the performance history of the B Fund is relevant to a shareowner in the Firstar Special Growth Fund.

The B Fund is not open to the public generally, nor registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the B Fund had been registered under the 1940 Act, performance may have been adversely affected. Performance of the B Fund has been restated to reflect the Special Growth Fund's current expenses for retail shares and its maximum 4.50% sales charge. It has also been restated to reflect the Special Growth Fund's current expenses for institutional shares. Performance quotations of the B Fund represent past performance of the FIRMCO managed collective fund, which is separate and distinct from Firstar Special Growth Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
              , whose report, along with the Funds' Financial Statements, are included in the Annual Report which is available upon request. Contact the Firstar Funds Center for a free copy of the Annual Report or Additional Statement.


MONEY MARKET FUNDS

                     NET ASSET                   DIVIDENDS         NET
                      VALUE,        NET          FROM NET         ASSET
                     BEGINNING   INVESTMENT     INVESTMENT      VALUE END
                     OF PERIOD     INCOME         INCOME        OF PERIOD
                     ---------     ------         ------        ---------
MONEY MARKET FUND
Year Ended 1994

Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

INSTITUTIONAL
MONEY MARKET FUND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

U.S. TREASURY
MONEY MARKET FUND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

U.S. GOVERNMENT
MONEY MARKET FUND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

TAX-EXEMPT
MONEY MARKET FUND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

                                SUPPLEMENTAL DATA AND RATIOS
                                ----------------------------

                                               RATIO OF NET
                    NET ASSETS    RATIO OF      INVESTMENT
                        END     NET EXPENSES     INCOME TO
                     OF PERIOD   TO AVERAGE       AVERAGE         TOTAL
                      (000S)     NET ASSETS     NET ASSETS        RETURN
                       -----     ----------     ----------       -------
MONEY MARKET FUND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

INSTITUTIONAL
MONEY MARKET FUND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

U.S. TREASURY
MONEY MARKET FUND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

U.S. GOVERNMENT
MONEY MARKET FUND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

TAX-EXEMPT
MONEY MARKET FUND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

RETAIL A SHARES BOND FUNDS

                               INCOME FROM INVESTMENT OPERATIONS
                                  ----------------------------

                                             NET REALIZED AND
                    NET ASSETS                  UNREALIZED        TOTAL
                        END         NET          GAINS OR          FROM
                     BEGINNING   INVESTMENT     (LOSSES) ON     INVESTMENT
                     OF PERIOD   INCOME<F1>     SECURITIES      OPERATIONS
                       -----     ----------     ----------       -------
SHORT-TERM BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997

Year Ended 1998

INTERMEDIATE BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

TAX-EXEMPT
INTERMEDIATE BOND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

BOND IMMDEX/TM
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998




                                    LESS DISTRIBUTIONS
                            ----------------------------------


                     DIVIDENDS DISTRIBUTIONS                    NET ASSET
                     FROM NET       FROM                          VALUE
                    INVESTMENT    CAPITAL          TOTAL          END OF
                      INCOME       GAINS       DISTRIBUTIONS      PERIOD
                       -----     ----------     ----------       -------
SHORT-TERM BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997

Year Ended 1998

INTERMEDIATE BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

TAX-EXEMPT
INTERMEDIATE BOND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

BOND IMMDEX/TM
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

                                  SUPPLEMENTAL DATA AND RATIOS
                               ----------------------------------
                                 NET      RATIO OF NET  RATIO OF NET
                               ASSETS,      EXPENSES     INVESTMENT
                       TOTAL    END OF         TO         INCOME TO  PORTFOLIO
                      RETURN    PERIOD      AVERAGE        AVERAGE    TURNOVER
                       <F2>     (000S)     NET ASSETS    NET ASSETS     RATE
                       -----  ----------   ----------    ----------   -------
SHORT-TERM BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

INTERMEDIATE BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

TAX-EXEMPT
INTERMEDIATE BOND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

BOND IMMDEX/TM
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

INSTITUTIONAL BOND FUNDS


                        INCOME FROM INVESTMENT OPERATIONS
                           ----------------------------
                                          NET REALIZED AND
                    NET ASSETS               UNREALIZED     TOTAL
                        END        NET        GAINS OR       FROM
                     BEGINNING INVESTMENT   (LOSSES) ON   INVESTMENT
                     OF PERIOD INCOME<F1>    SECURITIES   OPERATIONS
                       -----   ----------    ----------    -------
SHORT-TERM BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

INTERMEDIATE BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

TAX-EXEMPT
INTERMEDIATE BOND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

BOND IMMDEX/TM
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

                                LESS DISTRIBUTIONS
                        ----------------------------------


                     DIVIDENDS DISTRIBUTIONS              NET ASSET
                     FROM NET       FROM                    VALUE
                    INVESTMENT    CAPITAL      TOTAL        END OF
                      INCOME       GAINS   DISTRIBUTIONS    PERIOD
                       -----     ----------  ----------    -------
SHORT-TERM BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

INTERMEDIATE BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

TAX-EXEMPT
INTERMEDIATE BOND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

BOND IMMDEX/TM
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

                                  SUPPLEMENTAL DATA AND RATIOS
                               ----------------------------------
                                  NET   RATIO OF NET  RATIO OF NET
                                ASSETS,   EXPENSES     INVESTMENT
                                 END OF      TO         INCOME TO    PORTFOLIO
                       TOTAL    PERIOD    AVERAGE        AVERAGE     TURNOVER
                      RETURN    (000S)   NET ASSETS    NET ASSETS      RATE
                      ------  ---------- ----------    ----------     -------
SHORT-TERM BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

INTERMEDIATE BOND MARKET
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

TAX-EXEMPT
INTERMEDIATE BOND
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

BOND IMMDEX/TM
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

RETAIL A SHARE EQUITY FUNDS

                                    INCOME FROM INVESTMENT OPERATIONS
                                      ----------------------------

                                                    NET REALIZED AND
                              NET ASSETS               UNREALIZED      TOTAL
                                  END        NET        GAINS OR        FROM
                               BEGINNING INVESTMENT    (LOSSES) ON   INVESTMENT
                               OF PERIOD   INCOME      SECURITIES    OPERATIONS
                                 -----   ----------    ----------     -------
BALANCED INCOME
Dec. 1, 1997 <F1>
through October
31, 1998

BALANCED GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH AND INCOME
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EQUITY INDEX
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

SPECIAL GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EMERGING GROWTH
Aug. 15, 1997 <F1>
through Oct. 31
1997
Year Ended 1998

MICROCAP
Aug. 1, 1995 <F1>
through June 30,
1996
July 1, 1996
through Oct. 31,
1996
Year Ended 1997
Year Ended 1998

INTERNATIONAL EQUITY [FN]
Apr. 28, 1994 <F1>
through Oct. 31,
1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

                                        LESS DISTRIBUTIONS
                                ----------------------------------
                           DIVIDENDS    DISTRIBUTIONS                NET ASSET
                           FROM NET         FROM                       VALUE
                          INVESTMENT       CAPITAL        TOTAL        END OF
                            INCOME          GAINS     DISTRIBUTIONS    PERIOD
                             -----       ----------    ----------     -------
BALANCED INCOME
Dec. 1, 1997 <F1>         $             $             $              $
through October
31, 1998

BALANCED GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH AND INCOME
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EQUITY INDEX
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

SPECIAL GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EMERGING GROWTH
Aug. 15, 1997 <F1>
through Oct. 31
1997
Year Ended 1998

MICROCAP
Aug. 1, 1995 <F1>
through June 30,
1996
July 1, 1996
through Oct. 31,
1996
Year Ended 1997
Year Ended 1998

INTERNATIONAL EQUITY [FN]
Apr. 28, 1994 <F1>
through Oct. 31,
1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998
                                   SUPPLEMENTAL DATA AND RATIOS
                                ----------------------------------
                                            RATIO OF NET RATIO OF NET
                                    NET       EXPENSES    INVESTMENT
                                  ASSETS,        TO        INCOME TO
                        TOTAL      END OF      AVERAGE      AVERAGE   PORTFOLIO
                       RETURN      PERIOD    NET ASSETS   NET ASSETS   TURNOVER
                        <F2>       (000S)       <F3>         <F3>        RATE
                        -----    ----------  ----------   ----------   -------
BALANCED INCOME
Dec. 1, 1997 <F1>
through October
31, 1998

BALANCED GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH AND INCOME
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EQUITY INDEX
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

SPECIAL GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EMERGING GROWTH
Aug. 15, 1997 <F1>
through Oct. 31
1997
Year Ended 1998

MICROCAP
Aug. 1, 1995 <F1>
through June 30,
1996
July 1, 1996
through Oct. 31,
1996
Year Ended 1997
Year Ended 1998

INTERNATIONAL EQUITY [FN]
Apr. 28, 1994 <F1>
through Oct. 31,
1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

INSTITUTIONAL EQUITY FUNDS


                                   INCOME FROM INVESTMENT OPERATIONS
                                     ----------------------------

                                              NET REALIZED AND
                         NET ASSETS              UNREALIZED         TOTAL
                            END         NET       GAINS OR           FROM
                         BEGINNING  INVESTMENT  (LOSSES) ON       INVESTMENT
                         OF PERIOD    INCOME     SECURITIES       OPERATIONS
                           -----    ----------   ----------        -------
BALANCED INCOME
Dec. 1, 1997 <F1>
through October
31, 1998                 $          $            $                $

BALANCED GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH AND INCOME
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EQUITY INDEX
Year Ended 1994

Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

SPECIAL GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EMERGING GROWTH
Aug. 15, 1997 <F1>
through Oct. 31
1997
Year Ended 1998

MICROCAP
Aug. 1, 1995 <F1>
through June 30,
1996
July 1, 1996
through Oct. 31,
1996
Year Ended 1997
Year Ended 1998

INTERNATIONAL EQUITY [FN]
Apr. 28, 1994 <F1>
through Oct. 31,
1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998


                                    LESS DISTRIBUTIONS
                            ----------------------------------


                       DIVIDENDS DISTRIBUTIONS                     NET ASSET
                       FROM NET       FROM                           VALUE
                      INVESTMENT    CAPITAL         TOTAL           END OF
                        INCOME       GAINS      DISTRIBUTIONS       PERIOD
                         -----     ----------     ----------        -------
BALANCED INCOME
Dec. 1, 1997 <F1>
through October      $             $            $                  $
31, 1998

BALANCED GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH AND INCOME
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EQUITY INDEX
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

SPECIAL GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EMERGING GROWTH
Aug. 15, 1997 <F1>
through Oct. 31
1997
Year Ended 1998

MICROCAP
Aug. 1, 1995 <F1>
through June 30,
1996
July 1, 1996
through Oct. 31,
1996
Year Ended 1997
Year Ended 1998

INTERNATIONAL EQUITY [FN]
Apr. 28, 1994 <F1>
through Oct. 31,
1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998
                                   SUPPLEMENTAL DATA AND RATIOS
                                ----------------------------------
                                            RATIO OF NET RATIO OF NET
                                    NET       EXPENSES    INVESTMENT
                                  ASSETS,        TO        INCOME TO
                        TOTAL      END OF      AVERAGE      AVERAGE   PORTFOLIO
                       RETURN      PERIOD    NET ASSETS   NET ASSETS   TURNOVER
                        <F2>       (000S)       <F3>         <F3>        RATE
                        -----    ----------  ----------   ----------   -------
BALANCED INCOME
Dec. 1, 1997 <F1>
through October
31, 1998

BALANCED GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH AND INCOME
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EQUITY INDEX
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

SPECIAL GROWTH
Year Ended 1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

EMERGING GROWTH
Aug. 15, 1997 <F1>
through Oct. 31
1997
Year Ended 1998

MICROCAP
Aug. 1, 1995 <F1>
through June 30,
1996
July 1, 1996
through Oct. 31,
1996
Year Ended 1997
Year Ended 1998

INTERNATIONAL EQUITY [FN]
Apr. 28, 1994 <F1>
through Oct. 31,
1994
Year Ended 1995
Year Ended 1996
Year Ended 1997
Year Ended 1998

[FN] Effective September 2, 1997, Hansberger Global Investors assumed the investment sub-advisory responsibilities of State Street Global Advisor Advisers.

---------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' AADDITIONAL SSTATEMENT INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

 "Standard & Poor's(R)", S&PR", "S&P 500(R)", "Standard & Poor's 500",. And "500" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by Firstar Funds. The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Equity Index Fund.

The Lehman Brothers 1-3 Year Government/Corporate Bond Index, the Lehman Brothers Intermediate Government/Corporate Bond Index and the Lehman Brothers Government/Corporate Bond Index are trademarks of Lehman Brothers. The Fund, its Adviser and the Co-Administrators are not affiliated in any way with Lehman Brothers. Inclusion of a security in the bond index in no way implies an opinion by Lehman Brothers as to its attractiveness or appropriateness as an investment. Lehman Brothers' publication of the bond index is not made in connection with any sale or offer for sale of securities or any solicitations of orders for the purchase of securities.

FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareowners. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Additional information about the Funds and their policies is also available in the Funds' Statement of Additional Information ("Additional Statement"). The Additional Statement is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Funds' annual and semiannual reports and the Additional Statement are available free upon request by calling Firstar Funds at 1-800-228-1024 or 1-414-287-3808.

To obtain other information and for shareowner inquiries:

By telephone - call 1-800-228-1024 or 1-414-287-3808

By mail -      Firstar Funds, 615 East Michigan Street
               P.O. Box 3011
               Milwaukee, Wisconsin 53201-3011

By e-mail - firstarfunds@firstar.com

On the Internet - Text only version of the Funds' documents are located online and may be downloaded from: SEC - http://www.sec.gov

You may review and obtain copies of Fund documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Fund documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the public reference room may be obtained by calling the SEC at 1-800-SEC-0330.

             The Fund's Investment Company Act File Number is 811-5380





xxxxx

                                FIRSTAR FUNDS/R
                                                            MARCH 1, 1999




CONTENTS
                                                                    Page
                                                                    ----
THE FUNDS

MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT FUND
TAX-EXEMPT MONEY MARKET FUND

-------------------------
Learn about
each Fund's
Objective,
Principal
Investment
Strategies,
Principal
Risks,
Performance
and Expenses.
--------------------------

ADDITIONAL FUND INFORMATION
Types of Investment Risk

INVESTING WITH FIRSTAR FUNDS
Purchase of Shares
Buying  Shares
Redemption of Shares
Exchanges of Shares
Additional Shareowner Services

ADDITIONAL INFORMATION
Dividends, Capital Gains Distributions and Taxes
Management of the Funds
Net Asset Value and Days of Operation

APPENDIX
Financial Highlights


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

An investment in the Funds is not a deposit of Firstar Bank and is not insured by the Federal Deposit Insurance Corporation, or any other government agency. An investment in a Fund involves investment risks, including possible loss of principal. Although each Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


MONEY MARKET FUND


OBJECTIVE
            The investment objective of the Money Market Fund is to provide a high level of taxable current income consistent with liquidity, the preservation of capital and a stable net asset value.

PRINCIPAL INVESTMENT STRATEGIES
            The Fund invests principally in short-term money market debt obligations, including:

          -- commercial paper
          -- asset-backed commercial paper
          -- bonds issued by U.S. or foreign corporate issuers
          -- obligations of U.S. or foreign banks and savings institutions
          -- variable and floating rate instruments (instruments with an interest rate that is adjusted either on a schedule or when an index or benchmark changes)
          -- obligations issued or guaranteed by the U.S. government or an agency or instrumentality thereof
          -- short-term funding agreements (contracts between an issuer and purchaser that obligate the issuer to pay a guaranteed rate of interest)
          -- shares of other investment companies; and -- debt obligations issued or guaranteed by foreign governments or their agencies, instrumentalities or political subdivisions ("sovereign debt")

            The Fund will acquire only securities which are rated in the highest short-term rating category by at least two rating agencies (or by the only rating agency providing a rating), or are issued or guaranteed by, or otherwise provide the right to demand payment from, entities with those ratings. If the securities are unrated, they must be of comparable quality, as determined at the time of acquisition.

            The Fund maintains an average maturity of 90 days or less.

PRINCIPAL RISKS
            The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks which apply to the Fund are also described under that heading.

            The rate of income on Fund shares will vary from day to day so that the dividends on your investment will vary. The Fund is subject to credit risk and interest rate risk.

PAST PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund's shares from year to year; and (b) how the average annual returns of the Fund's shares compare to those of a composite of similarly managed funds. The bar charts and performance tables assume reinvestment of dividends and distributions.
Remember, past performance is not necessarily indicative of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, the Fund's performance would be reduced.

              YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

                            89                   8.98
                            90                   8.05
                            91                   5.87
                            92                   3.42
                            93                   2.66
                            94                   3.73
                            95                   5.54
                            96                   5.00
                            97                   5.14
                            98


BEST QUARTER:     Q      `9
WORST QUARTER:    Q      `9




                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
                 ---------------------------------------------

                          1 Year   5 Years   10 Years

MONEY MARKET  FUND

IBC ALL TAXABLE MONEY
MARKET FUND AVERAGE

The IBC All Taxable Money Market Fund Average is an average of professionally managed money market investment funds with similar objectives compiled by IBC's Money Fund Report. You can use that information to help you compare the Fund's performance with the returns of an index of funds with similar investment objectives.

The 7-day yield for the period ended on 12/31/98 for the Money Market Fund was ___ and without giving effect to fee waivers was __. Figures reflect past performance. Yields will vary. You may call 1-800-228-1024 to obtain the current 7-day yield of the Money Market Fund.

EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.


SHAREOWNER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                None
Maximum Deferred Sales Charge (Load)
  (as a percentage of offering price)                               None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends                                                        None
Redemption Fees                                                    None<F1>
Exchange Fees                                                      None

-----------------------------------------------------------------------------
<F1> A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.


                                                  Management     Distribution   Shareowner           Other        Total Fund
                                                   Fees<F2>       and Service Servicing Fees       Expenses       Operating
                                                                   Fees<F3>                                      Expenses<F4>

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund Assets)
Money Market Fund                                    0.50%          0.03%           0.00%             0.35%         0.88%
-------------------------------------------------------------------------------------------------------------------------------


<F2> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Money Market Fund during the current fiscal year. As a result of the fee waiver, current management fees of the Money Market Fund are 0.37% of the Fund's average daily net assets. This waiver is expected to remain in effect for the current fiscal year. However, it is voluntary and can be modified or terminated at any time without the Fund's consent.
<F3> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of a Fund's average daily net assets for the shares. The Money Market Fund intends to pay 12b-1 fees with respect to the Retail shares for the current fiscal year.
<F4> As a result of the fee waivers set forth in note 2  the Total Fund
     Operating Expenses of the Money Market Fund which are estimated to be incurred are 0.78%. Although the fee waiver is expected to remain in effect for the current fiscal year, this waiver is voluntary and may be terminated at any time at the option of the Adviser.

EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year       3 Years     5 Years   10 Years
                                   -------      --------    -------  ----------
Money Market Fund                     $8           $24         $42         $93

In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in the Fund's shares.

U.S. TREASURY MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND


OBJECTIVES
            The investment objective of the U.S. Treasury Money Market Fund is to provide a high level of current income exempt from state income taxes consistent with liquidity, the preservation of capital and a stable net asset value.

            The investment objective of the U.S. Government Money Market Fund is to provide a high level of taxable current income consistent with liquidity, the preservation of capital and a stable net asset value (irrespective of state income tax considerations).

PRINCIPAL INVESTMENT STRATEGIES
            The U.S. Treasury Money Market Fund invests in short term debt obligations issued or guaranteed as to principal and interest by the U.S. Treasury. The Fund may temporarily hold cash during extraordinary circumstances such as when U.S. Treasury securities are unavailable.

            The U.S. Government Money Market Fund invests in short term debt obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Under normal market conditions, the Fund intends to invest at least 65% of its total assets in these obligations. The Fund also invests in variable and floating rate instruments.

            Each Fund maintains an average maturity of 90 days or less.

PRINCIPAL RISKS
            The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks which apply to the Funds are also described under that heading.

------------------------------------
Even though the U.S. Treasury
Money Market Fund and U.S.
Government Money Market
Fund purchase mostly U.S.
government obligations, the
shares of the Funds are not
themselves issued or
guaranteed by any government
agency.
------------------------------------

            The rate of income on Fund shares will vary from day to day so that the dividends on your investment will vary. The Funds are subject to credit risk and interest rate risk.

            For the U.S. Government Money Market Fund, there can be no assurance that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

            The U.S. Treasury Money Market Fund is also subject to tax risk.

PAST PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund's shares from year to year; and (b) how the average annual returns of a Fund's shares compare to those of a composite of similarly managed funds. The bar charts and performance tables assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would be reduced.

              YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

                                    U.S. GOVERNMENT        U.S. TREASURY
                                     MONEY MARKET           MONEY MARKET
                                    --------------         -------------

                    89                  8.70
                    90                  7.71
                    91                  5.56
                    92                  3.30                   3.19
                    93                  2.59                   2.55
                    94                  3.76                   3.57
                    95                  5.39                   5.21
                    96                  4.92                   4.76
                    97                  4.97                   4.78
                    98


                                     U.S. TREASURY        U.S. GOVERNMENT
                                     MONEY MARKET           MONEY MARKET
                                    --------------         -------------
                                       61

BEST QUARTER:                         Q      `9              Q        `9
WORST QUARTER:                        Q      `9              Q        `9



                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
------------------------------------------------------------------------------

                                1 Year     5 Years  10 Years   Since inception
                                                               (inception date)

U.S. TREASURY MONEY MARKET FUND

IBC MONEY MARKET FUND AVERAGE/
100% U.S. TREASURY

U.S. GOVERNMENT
MONEY MARKET FUND                                                     --

IBC MONEY MARKET FUND AVERAGE/
GOVERNMENT                                                            --

The IBC Money Market Fund Average 100% U.S. Treasury and the IBC Money Market Fund Average Government are averages of professionally managed money market investment funds with similar objectives compiled by IBC's Money Fund Report. You can use that information to help you compare the Fund's performance with the returns of an index of funds with similar investment objectives.

The 7-day yield for the period ended on 12/31/98 for the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund was ___ and ___ respectively and without giving effect to fee waivers was ___and ___ respectively. Figures reflect past performance. Yields will vary. You may call 1-800-228-1024 to obtain the current 7-day yield of the U.S.Treasury Money Market Fund and the U.S. Government Money Market Fund.

EXPENSES
--------
This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Treasury Money Market Fund and U.S. Government Money Market Fund.

SHAREOWNER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                None
Maximum Deferred Sales Charge (Load)
  (as a percentage of offering price)                               None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends                                                        None
Redemption Fees                                                    None<F1>
Exchange Fees                                                      None

-----------------------------------------------------------------------------
<F1> A fee of $12.00 is charged for each wire redemption and $15.00 for each non-systematic withdrawal from a Retirement Account which Firstar Bank, Milwaukee, N.A. is custodian.



                                                  Management     Distribution   Shareowner           Other        Total Fund
                                                   Fees<F2>       and Service Servicing Fees       Expenses       Operating
                                                                   Fees<F3>                                      Expenses<F4>

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund Assets)
U.S. Treasury Money Market Fund                      0.50%          0.00%           0.00%             0.26%         0.76%
U.S. Government Money Market Fund                    0.50%          0.00%           0.00%             0.22%         0.72%

-------------------------------------------------------------------------------------------------------------------------------


<F2> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the U.S. Treasury Money Market Fund during the current fiscal year. As a result of the fee waiver, current management fees of the U.S. Treasury Money Market Fund are 0.49% of the Fund's average daily net assets. These waivers are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the Fund's consent.
<F3> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of a Fund's average daily net assets for the shares. The Funds do not intend to pay 12b-1 fees with respect to the shares for the current fiscal year.
 <F4> As a result of the fee waivers set forth in note 2, the Total Fund
     Operating Expenses of the U.S. Treasury Money Market Fund are estimated to be 0.75%. Although the fee waiver is expected to remain in effect for the current fiscal year, the waiver is voluntary and may be terminated at any time at the option of the Adviser.



EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                     1 Year    3 Years    5 Years 10 Years
                                    -------    -------    ------- --------
U.S. Treasury Money Market Fund        $8        $24        $42      $93
U.S. Government Money Market Fund      $7        $23        $40      $89

     In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in the Fund's shares.

TAX-EXEMPT MONEY MARKET FUND

OBJECTIVE
            The investment objective of the Tax-Exempt Money Market Fund is to provide a high level of current income exempt from federal income taxes consistent with liquidity, the preservation of capital and a stable net asset value.

PRINCIPAL INVESTMENT STRATEGIES
            The Fund invests principally in a diversified portfolio of debt obligations ("Municipal Obligations") issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions. The Fund will acquire only securities which are rated in the highest short-term rating category by at least two rating agencies (or by the only rating agency providing a rating), or are issued or guaranteed by, or otherwise provide the right to demand payment from, entities with those ratings. If the security is unrated, it must be of comparable quality to securities with those ratings, as determined at the time of acquisition. During normal market conditions, the Fund will invest at least 80% of its assets in Municipal Obligations with remaining maturities of 13 months or less. (Securities which are subject to demand features and certain U.S. government obligations may have longer maturities). The Fund maintains an average portfolio maturity of 90 days or less.

            The two principal classifications of Municipal Obligations which the Tax-Exempt Money Market Fund invests in are:


GENERAL OBLIGATION SECURITIES                                   REVENUE SECURITIES
General Obligation securities are secured by                    Revenue securities are payable only from
the issuer's pledge of its full faith, credit and               the revenues derived from a particular facility or
taxing power for the payment of principal and                   class of facilities or, in some cases, from the
interest.                                                       proceeds of a special excise tax or other
                                                                specific revenue source such as the issuer of
                                                                the facility being financed.




            Municipal Obligations purchased by the Fund may include variable and floating rate instruments which are instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes. While there may be no active secondary market with respect to a particular variable or floating rate demand instrument, the Fund may demand payment in full of the principal and interest.

PRINCIPAL RISKS
            The investment risks below are described in more detail under the heading "Types of Investment Risk." Some additional risks which apply to the Fund are also described under that heading.

            The rate of income on Fund shares will vary from day to day so that the dividends on your investment will vary. The Fund is subject to credit risk, interest rate risk and tax risk.

            Municipal Obligations which the Fund purchases may be backed by letters of credit issued by banks and other financial institutions. Adverse developments affecting banks could have a negative effect on the Fund's portfolio securities.

            The Fund may invest more than 25% of its total assets in Municipal Obligations issued by entities located in the same state and the interest on which is paid solely from revenues of similar projects. As a result, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund's share price.

            The Fund may acquire municipal lease obligations which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund.

            The Fund may invest in obligations backed by foreign banks which are subject to foreign risk.

            The Fund may from time to time invest in taxable instruments.

PAST PERFORMANCE
The bar chart and table below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund's shares from year to year; and (b) how the average annual returns of a Fund's shares compare to those of a composite of similarly managed funds. The bar charts and performance tables assume reinvestment of dividends and distributions. Remember, past performance is not necessarily indicative of future results. Performance reflects fee waivers in effect. If fee waivers were not in place, a Fund's performance would be reduced.


              YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

                            89                   6.00
                            90                   5.48
                            91                   4.24
                            92                   2.64
                            93                   2.06
                            94                   2.49
                            95                   3.44
                            96                   3.06
                            97                   3.13
                            98

BEST QUARTER:     Q      `9
WORST QUARTER:    Q      `9


                   AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98
--------------------------------------------------------------------------------

                             1 Year     5 Years   10 Years  Since inception
                                                            (inception date)

TAX-EXEMPT MONEY MARKET FUND

IBC MONEY FUND AVERAGE/
ALL TAX-FREE

The IBC Money Fund Average All Tax-Free is an average of professionally managed money market investment funds with similar objectives compiled by IBC's Money Fund Report. You can use that information to help you compare the Fund's performance with the returns of an index of funds with similar investment objectives.

The 7-day yield for the period ended on 12/31/98 for the Tax-Exempt Money Market Fund was ___% and without giving effect to fee waivers was ___%. Figures reflect past performance. Yields will vary. You may call 1-800-228-1024 to obtain the current 7-day yield of the Tax-Exempt Money Market Fund.

EXPENSES
---------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tax-Exempt Money Market Fund.

SHAREOWNER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                None
Maximum Deferred Sales Charge (Load)
  (as a percentage of offering price)                              None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends                                                        None
Redemption Fees                                                    None<F1>
Exchange Fees                                                      None

-----------------------------------------------------------------------------
<F1> A fee of $12.00 is charged for each wire redemption.

                                                  Management     Distribution   Shareowner           Other        Total Fund
                                                   Fees<F2>       and Service Servicing Fees       Expenses       Operating
                                                                   Fees<F3>                                      Expenses<F4>

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund Assets)
Tax-Exempt Money Market Fund                         0.50%          0.00%           0.00%             0.27%         0.77%
-------------------------------------------------------------------------------------------------------------------------------


<F2> The Adviser has voluntarily agreed that a portion of its management fee will not be imposed on the Tax-Exempt Money Market Fund during the current fiscal year. As a result of the fee waiver, current management fees of the Fund are 0.48% of the Fund's average daily net assets. These waivers are expected to remain in effect for the current fiscal year. However, they are voluntary and can be modified or terminated at any time without the Fund's consent.
<F3> The total of all 12b-1 fees and shareowner servicing fees may not exceed, in the aggregate, the annual rate of 0.25% of the Fund's average daily net assets for the shares. The Fund does not intend to pay 12b-1 fees with respect to the shares for the current fiscal year.
<F4> As a result of the fee waiver set forth in note 2, the Total Fund Operating
     Expenses of the Fund which are estimated to be incurred are 0.75%.
     Although the fee waivers are expected to remain in effect for the current fiscal year, these waivers are voluntary and may be terminated at any time at the option of the Adviser.

EXPENSE EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund (without the fee waivers) with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year    3 Years   5 Years      10 Years
                                   -------   -------   -------      ---------
Tax-Exempt Money Market Fund           $8      $24       $42         $93


In addition to the compensation itemized above, Shareowner Organizations may charge fees for providing services in connection with their clients' investments in the Fund's shares.


TYPES OF INVESTMENT RISK
     The risks of investing in each Fund are also described above in this Prospectus. The following list provides more detail about some of those risks, along with information on additional types of risks, which may apply, to the Funds. Risks of particular types of investments each Fund makes are also described in this section and in the Additional Statement referred to on the back page.


GENERAL RISKS OF INVESTING IN EACH OF THE FUNDS

--------------------------------------------------------------------------------
Complete Investment Program - All Funds
--------------------------------------------------------------------------------
An investment in a single Fund, by itself, does not constitute a complete investment plan.


--------------------------------------------------------------------------------
Credit Risk - All Funds
--------------------------------------------------------------------------------
An issuer of fixed-income securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk"-- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements which each Fund may enter.

Securities rated below investment grade are particularly subject to credit risk. These securities are predominantly speculative and are commonly referred to as "junk bonds." To the extent a Fund purchases or holds convertible or other securities that are below investment grade a greater risk exists as to the timely repayment of the principal of, and the timely payment of interest or dividends on, such securities.

--------------------------------------------------------------------------------
Derivatives Risk - All Funds
--------------------------------------------------------------------------------
The term "derivative" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms. Loss may result from a Fund's investments in structured securities and other derivative instruments. A Fund may use derivatives to: increase yield; hedge against a decline in principal value; invest with greater efficiency and lower cost than is possible through direct investment; adjust the Fund's duration; or provide daily liquidity.

Hedging is the use of one investment to offset the effects of another investment. To the extent that a derivative is used as a hedge against an opposite position that the Fund also holds, a loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedging also involves correlation risk _ the risk that changes in the value of a hedging instrument may not match those of the asset being hedged

To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

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Extension Risk - All Funds
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This is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

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Interest Rate Risk - All Funds
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When interest rates increase, fixed-income securities tend to decline in value and when interest rates decrease, fixed-income securities tend to increase in value. A change in interest rates could cause the value of your investment to change. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Changes in interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

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Liquidity Risk - All Funds
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Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. A Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This risk applies, for example, to: variable and floating rate demand notes, variable amount demand securities and restricted securities which the Funds may purchase and short-term funding agreements which the Money Market Fund may purchase. Illiquid securities also include repurchase agreements and time deposits with notice/termination dates of greater than seven days and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933. There may be no active secondary market for these securities. Each Fund may invest up to 10% of its net assets in securities that are illiquid. A domestically traded security which is not registered under the Securities Act of 1933 will not be considered illiquid if the Adviser determines that an adequate investment trading market exists for that security. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.


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Loss of Money - All Funds
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An investment in the Funds is not a deposit of Firstar Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves risk, including the risk of losing money. Although the Money Market Funds attempt to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

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Management Risk - All Funds
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A strategy which the Adviser uses may fail to produce the intended results. The particular securities and types of securities a Fund holds may under perform other securities and types of securities. There can be no assurance that a Fund will achieve its investment objective. Certain policies of each Fund which may not be changed without a shareowner vote are described in the Additional Statement.

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Market Risk - All Funds
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The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

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Other Types of Investments - All Funds
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This Prospectus describes each Fund's principal investment strategies, and the types of securities in which each Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies _ and the risk involved - are described in detail in the Additional Statement, which is referred to on the back cover of this Prospectus.

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Portfolio Turnover Risk - All Funds
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The Adviser will not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund. A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareowners. It may also result in higher short-term capital gains that are taxable to shareowners. The Funds may have high portfolio turnover, but brokerage commissions are not normally paid on Money Market instruments. Portfolio turnover is not expected to have a material effect on the Funds' net investment income.

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Prepayment Risk - All Funds
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This is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage- or asset-backed security) earlier than expected. This may happen when there is a decline in interest rates.
These events may make a Fund unable to recoup its initial investment and may result in reduced yields.

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Temporary Investment Risk - All Funds
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Each of the Funds may, for temporary defensive purposes, invest a certain percentage of its total assets in cash or various short-term instruments. In particular, the U.S. Treasury Money Market Fund may temporarily hold cash; the Tax-Exempt Money Market Fund may from time to time hold uninvested cash reserves or invest in short-term taxable money market obligations (taxable obligations purchased by the Fund normally will not exceed 20% of total assets at the time of purchase). When a Fund's assets are invested in these instruments, the Fund may not be achieving its investment objective.

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Valuation Risk - All Funds
--------------------------------------------------------------------------------
This is the risk that a Fund has valued certain securities at a higher or lower price than the Fund can sell them.

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Year 2000 Risk - All Funds
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Like other investment companies and financial service providers, each Fund could be adversely affected if the computer systems used by its investment adviser and the Funds' other service providers do not properly process and calculate date-related information and data beginning on January 1, 2000. This possibility is commonly known as the "Year 2000 Problem." The Year 2000 Problem arises because most computer systems were designed only to recognize a two-digit year, not a four-digit year. When the year 2000 begins, these computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the handling of securities trades, pricing and account services. FIRMCO, the investment adviser to each Fund, is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and is working with those entities with which it has business relationships which may impact the services provided to the Funds to determine the status of their Year 2000 initiatives. As of the date of this Prospectus, it is not anticipated that shareowners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of the Year 2000 Problem relating to the investment adviser or the Funds' other major service providers. However, there can be no assurance that these steps taken by these service providers will be successful, or that interaction with other non-complying computer systems will not adversely
impact the Funds.   Also, companies in which the Funds invest could be adversely affected by the Year 2000 Problem. Also, it is possible that the normal operations of the Fund will in any event, be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of the Year 2000 Problem.


ADDITIONAL RISKS WHICH APPLY TO INVESTMENT IN CERTAIN OF THE FUNDS


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Foreign Risks - Money Market Fund and Tax-Exempt Money Market Fund - to the extent they invest in foreign securities
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When a Fund invests in foreign securities, it will be subject to special risks not typically associated with domestic issuers resulting from less government regulation, less public information and less economic, political and social stability. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. A Fund which invests in foreign securities will also be subject to the diplomatic risk that an adverse change in the diplomatic relations between the U.S. and another country might reduce the value or liquidity of investments. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

Investment in foreign securities also involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.

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Tax Risk - Tax-Exempt Money Market Fund and U.S. Treasury Money Market Fund
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These Funds may be more adversely impacted by changes in tax rates and policies than the other Funds. Because interest income on Municipal Obligations is normally not subject to regular federal income taxation, the attractiveness of Municipal Obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing federal income tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of Municipal Obligations, which could in turn affect a Fund's ability to acquire and dispose of Municipal Obligations at desirable yield and price levels.

Investment in tax-exempt securities poses additional risks. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Fund and the Adviser rely on these opinions and will not review the basis for them.

ADDITIONAL RISKS WHICH APPLY TO PARTICULAR TYPES OF SECURITIES

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Other Investment Companies - All Funds
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The Funds may invest their cash balances in other investment companies which invest in high quality, short-term debt securities. A pro rata portion of the other investment companies expenses will be borne by the Fund's shareowners.

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Government Obligations - Each Money Market Fund other than the Tax-Exempt Money Market
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In addition to U.S. Treasury obligations, the Funds may invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.


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Borrowings, reverse repurchase agreements - All Funds
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Each Fund may borrow money to the extent allowed (as described in the Additional Statement) to meet shareowner redemptions from banks or through reverse repurchase agreements. These strategies involve leveraging. If the securities held by a Fund declines in value while these transactions are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

INVESTING WITH FIRSTAR FUNDS
This section describes for you the procedures for opening an account and how to buy, sell or exchange Fund shares.

PURCHASE OF SHARES
Shares of the Funds are offered and sold on a continuous basis by the distributor for the Funds, B.C. Ziegler and Company (the "Distributor"), which is independent of the Adviser. The Distributor is a registered broker-dealer with offices at 215 North Main Street, West Bend, Wisconsin 53095.

MINIMUM INVESTMENTS
The minimum initial investment for shares in a Fund is $1,000; with the exception of IRAs, which have a minimum initial investment of $100. The minimum subsequent investment is $50. The minimum initial investment will be waived if you participate in the Periodic Investment Plan.

BUYING SHARES
Purchases requests for a Fund received in proper form before 11:30 a.m. Central Time on a business day for the Funds generally are processed at 11:30 a.m. on the same day. Payment must be received in immediately available funds wired to the transfer agent by the close of business. Purchase requests for the Funds which are received at or after 11:30 a.m. Central Time on a business day for the Funds will be executed the same day, at that day's closing price provided that payment is received by the close of regular trading hours. Orders received after 3:00 p.m. Central Time and orders for which payment is not received by the close of regular trading hours on the New York Stock Exchange will be executed on the next business day after receipt of both order and payment in proper form.




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                                  OPENING AN ACCOUNT                                 ADDING TO AN ACCOUNT
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Through a                         - Contact your Shareowner Organization             - Contact your Shareowner Organization
Shareowner
Organization
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By Mail                           - Complete an application and mail it              - Make your check payable to Firstar
                                    along with a check payable to Firstar              Funds.  Please include your sixteen-digit
                                    Funds, P.O. Box 3011,                              account number on your check and mail
                                    Milwaukee, WI  53201-3011.                         it to the address at the left.
                                    For overnight delivery mail to; 615 E.
                                    Michigan St., Milwaukee, WI 53202
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Automatically                     - Call 1-800-228-1024 to obtain a                  - Complete a Periodic Investment Plan
                                    purchase application, which includes               Application to automatically purchase
                                    information for a Periodic Investment              more shares.
                                    Plan or ConvertiFundR Account.

                                                                                     - Open a ConvertiFundR account to
                                                                                       automatically invest proceeds from one
                                                                                       account to another account of the Firstar
                                                                                       Family of Funds.

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By Wire                           - Call 1-800-228-1024 prior to sending             - Call 1-800-228-1024 prior to sending
                                    the wire in order to obtain a                      the wire in order to obtain a
                                    confirmation number and to ensure                  confirmation number and to ensure
                                    prompt and accurate handling of funds.             prompt and accurate handling of funds.
                                    Ask your bank to transmit immediately              Ask your bank to transmit immediately
                                    available funds by wire in the amount of           available funds by wire as described at
                                    your purchase to:                                  the left.  Please also include your
                                    Firstar Bank Milwaukee, N.A.                       sixteen-digit account number. The Fund
                                    ABA # 0750-00022                                   and its transfer agent are not responsible
                                    Firstar Trust Department                           for the consequences of delays resulting
                                    Account # 112-952-137                              from the banking or Federal Reserve
                                    for further credit to [name of Fund]               Wire system, or from incomplete wiring
                                    [name /title on the account ].                     instructions.
                                    The Fund and its transfer agent are not
                                    responsible for the consequences of
                                    delays resulting from the banking or
                                    Federal Reserve Wire system, or from
                                    incomplete wiring instructions.
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By Telephone Exchange             - Call 1-800-228-1024 to exchange from             - Call 1-800-228-1024 to exchange from
                                    another Firstar Fund account with the              another Firstar Fund account with the
                                    same registration including name,                  same registration including name,
                                    address and taxpayer ID number.                    address and taxpayer ID number.
------------------------------------------------------------------------------------------------------------------------------------


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Please Note: All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars to Firstar Funds. A $20 fee will be imposed by the Funds' transfer agent if any check used for investment in an account does not clear, and the investor involved will be responsible for any loss incurred by a Fund. Investors making initial investments by wire must promptly complete a Purchase Application and forward it to the transfer agent.  Redemptions will not be paid until the transfer agent has received the completed application.
-------------------------------------------------------------------------------

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Additional Information on Buying Shares
--------------------------------------------------------------------------------
- The Funds will not accept payment in cash or third party checks for the purchase of shares.

- Federal regulations require that each investor provide a Social Security number or other certified taxpayer identification number upon opening or reopening an account. The Funds reserve the right to reject applications without such a number or an indication that a number has been applied for. If a number has been applied for, the number must be provided and certified within sixty days of the date of the application. Any accounts opened without a proper number will be subject to backup withholding at a rate of 31% on all liquidations and dividend and capital gain distributions.

- Payment for shares of a Fund in the amount of $1,000,000 or more may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for the respective Fund.

REDEMPTION OF SHARES

SELLING SHARES
Redemption requests for a Fund received by the transfer agent by phone before 11:30 a.m. Central Time on a business day for the Funds generally are processed at 11:30 a.m. Central Time on the same day. Redemption requests for Funds received at or after 11:30 a.m. Central Time on a business day for the Funds will be executed the same day, at that day's closing price. Orders received after 3:00 p.m. Central Time will be executed on the next business day.


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Through a       - Contact your Shareowner Organization
Shareowner
Organization
-------------------------------------------------------------------------------
By Phone        - Call 1-800-228-1024 with your account name, sixteen digit account number and amount of redemption (minimum $500). Redemption proceeds will only be sent to a shareowner's address or bank account of a commercial bank located within the United States as shown on the transfer agent's records. (Available only if telephone redemptions have been authorized on the account application and if there has been no change of address by telephone within the preceding 15 days).
--------------------------------------------------------------------------------
By Mail         - Mail your instructions to the Firstar Funds, P.O. Box 3011,
                  Milwaukee, WI 53201-3011 (via overnight delivery to 615 E. Michigan Street, Milwaukee, WI 53202). Include the number of shares or the amount to be redeemed, your sixteen-digit account number and Social Security number or other taxpayer identification number. Your instructions must be signed by all persons required to sign for transactions exactly as their names appear on the account. If the redemption amount exceeds $50,000, or if the proceeds are to be sent elsewhere than the address of record, or the address of record has been changed by telephone within the preceding 15 days, each signature must be guaranteed in writing by either a commercial bank that is a member of the FDIC, a trust
                  company, a credit union, a savings association, a member firm of a national securities exchange or other eligible guarantor institution.
--------------------------------------------------------------------------------
Automatically   - Call 1-800-228-1024 for a Systematic Withdrawal Plan
                  application ($5,000 account minimum and $50 minimum per transaction).
--------------------------------------------------------------------------------

Guarantees must be signed by an eligible guarantor institution and "Signature Guaranteed" must appear with the signature.
--------------------------------------------------------------------------------
The Funds may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form.

Purchases of additional shares concurrently with withdrawals could be disadvantageous because of the sales charge involved in the additional purchases.

ADDITIONAL TRANSACTION INFORMATION

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Telephone Requests
--------------------------------------------------------------------------------
In order to arrange for telephone redemptions after you have opened your account or to change the bank or account designated to receive redemption proceeds, send a written request to the Firstar Funds Center or contact your registered representative. Each shareowner of the account must sign the request. The Funds may request further documentation from corporations, executors, administrators, trustees and guardians.

The Funds reserve the right to refuse a telephone redemption if they believe it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated by the Funds at any time upon notice to shareowners.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If a shareowner is unable to contact the transfer agent by telephone, shares may also be redeemed by delivering the redemption request to the transfer agent.

In an effort to prevent unauthorized or fraudulent purchase and redemption requests by telephone, Firstar employs reasonable procedures to confirm that such instructions are genuine. Among the procedures used to determine authenticity, investors electing to transact by telephone will be required to provide their account number (unless opening a new account). All telephone transactions will be recorded. Statements of accounts shall be conclusive if not objected to in writing within 10 days after transmitted by mail. Firstar may implement other procedures from time to time. If reasonable procedures are not implemented, Firstar may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, the shareowner is liable for any loss for unauthorized transactions.


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Check Redemption
--------------------------------------------------------------------------------
You may request on the purchase application or by written request that a Fund provides Redemption Checks ("Checks"). Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is no charge for the use of the Checks; however, the transfer agent will impose a $20 charge for stopping payment of a Check upon your request, or if the transfer agent cannot honor a Check due to insufficient funds or other valid reason. Because dividends on each Fund accrue daily, Checks may not be used to close an account, as a small balance is likely to result.

Checks are not available for IRAs or other retirement plans for which Firstar acts as custodian.

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Certificates
--------------------------------------------------------------------------------
Certificates are only issued upon shareowner request. If certificates have been issued, the transfer agent must receive the certificates, properly endorsed or accompanied by a properly executed stock power and accompanied by signature guarantees, prior to a redemption request.


--------------------------------------------------------------------------------
Additional Redemption Information
--------------------------------------------------------------------------------

The Funds will make payment for redeemed shares typically within one or two business days, but no later than the seventh day after receipt by the transfer agent of a request in proper form, except as provided by SEC rules. HOWEVER, IF ANY PORTION OF THE SHARES TO BE REDEEMED REPRESENTS AN INVESTMENT MADE BY CHECK, THE FUNDS WILL DELAY THE PAYMENT OF THE REDEMPTION PROCEEDS UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT THE CHECK HAS BEEN COLLECTED, WHICH MAY TAKE TWELVE DAYS FROM THE PURCHASE DATE. An investor must have filed a purchase application before any redemption requests can be paid.

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Accounts Below the Minimum Balance
--------------------------------------------------------------------------------
If your account falls below $1,000 ($100 for IRAs) the Funds may redeem your account. The Fund will impose no charge and will give you sixty days written notice prior to any redemption. A Fund may also redeem shares involuntarily if it is appropriate to do so to carry out the Fund's responsibilities under the 1940 Act and, in certain cases, may make payment for redemption in securities. Investors would bear any brokerage or other transaction costs incurred in converting the securities so received to cash. See the Additional Statement referred to on the last page for examples of when such redemptions might be appropriate.



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EXCHANGE of SHARES
--------------------------------------------------------------------------------
You may exchange shares of a money market fund for shares of another money market fund. You may also exchange your shares for Institutional or Retail A Shares of a Firstar non-money market fund without a charge by the Fund if you are eligible to purchase the class at the time of the exchange. An initial sales charge will be imposed on the exchange if the shares of the Fund being acquired have an initial sales charge unless you qualify for a sales charge exemption. Telephone exchange privileges automatically apply to each shareowner of record unless the transfer agent receives written instructions canceling the privilege.

Firstar reserves the right to terminate the exchange privilege of any party who requests more than four exchanges within a calendar year. Firstar may do so with prior notice based on a consideration of both the number of exchanges and the time period over which those exchange requests have been made, together with the level of expense to the Funds or other adverse effects which may result from the additional exchange requests.

For federal income tax purposes, an exchange of shares is a taxable event and, accordingly, an investor may realize a capital gain or loss. Before making an exchange request, an investor should consult a tax or other financial adviser to determine the tax consequences of a particular exchange. No exchange fee is currently imposed by Firstar on exchanges. However, Firstar reserves the right to impose a charge in the future. In addition, Shareowner Organizations may charge a fee for providing administrative or other services in connection with exchanges. The Fund reserves the right to reject any exchange request with prior notice to a shareowner and the exchange privilege may be modified or terminated at any time. At least sixty days' notice will be given to shareowners of any material modification or termination except where notice is not required under SEC regulations. Also keep in mind:

-- Exchanges are available only in states where exchanges may be legally made.

-- The minimum amount which may be exchanged is $1,000.

-- If any portion of the shares to be exchanged represents an investment made by check, a Fund may delay the acquisition of new shares in an exchange until the transfer agent is reasonably satisfied that the check has been collected, which may take up to twelve days from the purchase date.

-- It may be difficult to make telephone exchanges in times of drastic economic or market changes.


Additional Shareowner Services

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Shareowner Reports
--------------------------------------------------------------------------------
Shareowners will be provided with a report showing portfolio investments and other information at least semiannually; and after the close of the Fund's fiscal year with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareowner reports will be sent to shareowners with the same mailing address. Shareowners may request duplicates copies free of charge.

Account statements will be mailed to Shareowners monthly, summarizing all transactions. Generally, the Fund does not send statements for Funds held in brokerage, retirement or other similar accounts.

--------------------------------------------------------------------------------
Firstar Funds Web Site (www.firstarfunds.com)
--------------------------------------------------------------------------------
The site offers educational information and interactive financial planning tools as well as product-specific information.

Generally, Shareowners can request purchases, exchanges and redemptions of Fund shares after an account is opened on-line via the Internet. Redemption requests of up to $25,000 will be accepted through the Internet. Payment for shares purchased on-line must be made by electronic funds transfer from your banking institution. To authorize this service, call Firstar Trust Company at 1-800-228-1024.

Firstar Funds and their agents will not be responsible for any losses resulting from unauthorized on-line transactions when procedures are followed which are designed to confirm that the on-line transaction request is genuine. Statements of accounts shall be conclusive if not objected to in writing within 10 Days after transmitted by mail. During periods of significant economic or market change, it may be difficult to reach the Funds on-line. If this happens, you may initiate transactions in your share accounts by mail or as otherwise described in the prospectus.

--------------------------------------------------------------------------------
Automated Teleresponse Service
--------------------------------------------------------------------------------
Shareowners using a touch-tone telephone can access information on the Funds twenty-four hours a day, seven days a week. When calling Firstar Mutual Fund Services, LLC at 1-800-228-1024, shareowners may choose to use the automated information feature or, during regular business hours (8:00 a.m. to 7:00 p.m. Central Time, Monday through Friday), speak with a Firstar representative.

--------------------------------------------------------------------------------
Retirement Plans
--------------------------------------------------------------------------------

The Fund offers individual retirement accounts including SIMPLE and SEP IRAs. For details concerning Retirement Accounts (including service fees), please call Firstar Funds Center at 1-800-228-1024.



DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions
Dividends from net investment income, including net realized gains and losses, if any, earned on the investments held by a Fund, of the Funds are declared on each business day on the shares that are outstanding immediately after 11:30 a.m. Central Time on the declaration date.

----------------
Reinvested
dividends and
distributions
receive the
same tax
treatment as
those paid in
cash.
----------------

A shareowner's dividends and capital gains distributions will be reinvested automatically in additional shares unless the Fund is notified that the shareowner elects to receive distributions in cash.

If a shareowner has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to shareowner's address of record, such shareowner's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. The Funds do not expect to realize net long-term capital gains.

--------------------------------------------------------------------------------
Federal Taxes
--------------------------------------------------------------------------------
     Distributions from the Money Market Fund, the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund will generally be taxable to shareholders. Each such fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

     Generally, distributions from the U.S. Treasury Money Market Fund will be exempt from state and local taxes.

     Distribution from the Tax-Exempt Money Market Fund will generally constitute tax-exempt income for shareholders for federal income tax purposes. It is possible, depending upon the Tax-Exempt Money Market Fund's investments, that a portion of its distributions could be taxable to shareholders as ordinary income or capital gains, but it is not expected that this will be the case. Moreover, although the distributions are exempt for federal income tax purposes, they will generally constitute taxable income for state and local income tax purposes except that, subject to limitations that vary depending on the state, distributions from interest paid by a state or municipal entity may be exempt from tax in that state.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Tax-Exempt Money Market Fund generally will not be deductible for federal income tax purposes.

     You should note that a portion of the exempt-interest dividends paid by the Tax-Exempt Money Market Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

     You should also consult your tax adviser for further information regarding the federal, state and local tax consequences with respect to your specific situation.

--------------------------------------------------------------------------------
State and Local Taxes
--------------------------------------------------------------------------------
Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal
securities or interest on securities of the particular state.   Shareowners
should consult their tax advisers regarding the tax status of distributions in their state and locality.


MANAGEMENT OF THE FUNDS

--------------------------------------------------------------------------------
Advisory Services
--------------------------------------------------------------------------------
FIRMCO, a Wisconsin Limited Liability Company and subsidiary of Firstar Corporation, a bank holding company, serves as investment adviser to each Fund. FIRMCO, with principal offices at Firstar Center, 777 East Wisconsin Avenue, 8th Floor, Milwaukee, Wisconsin 53202, has provided investment advisory services since 1986. FIRMCO currently has $_____ billion in assets under management.

Firstar Corporation has agreed to permit the Company to use the name "Firstar Funds" and expansions thereof on a non-exclusive and royalty-free basis in connection with mutual fund management and distribution services within the United States, its territories and possessions; this agreement may be terminated by Firstar Corporation under specified circumstances, including if no affiliate of Firstar Corporation is serving as investment adviser for any portfolio offered by the Company.

Subject to the general supervision of the Board of Directors and in accordance with the respective investment objective and policies of each Fund, the Adviser manages each Fund's portfolio securities and maintains records relating to such purchases and sales.

Each Fund's investment objective may be changed by the Board of Directors without approval of Shareowners.

The Adviser is authorized to allocate purchase and sale orders for portfolio securities to Shareowner Organizations, including, in the case of agency transactions, Shareowner Organizations which are affiliated with the Adviser, to take into account the sale of Fund shares if the Adviser believes that the quality of the transaction and the amount of the commission are comparable to what they would be with other qualified brokerage firms.

For the fiscal year ended October 31, 1998 the Adviser received from each Fund a fee, calculated daily and payable monthly, at the following annual rates (as a percentage of the Fund's average daily net assets): 0.37% for the Money Market Fund, 0.49% for the U.S. Treasury Money Market Fund, 0.50% for the U.S. Government Money Market Fund and 0.48% for the Tax-Exempt Money Market Fund.


--------------------------------------------------------------------------------
Administrative Services
--------------------------------------------------------------------------------
      Firstar Mutual Fund Services, LLC and B. C. Ziegler and Company ("Ziegler") serve as the Co-Administrators (the "Co-Administrators") and receives fees for those services.

--------------------------------------------------------------------------------
Shareowner Organizations
--------------------------------------------------------------------------------
           The Funds have adopted distribution and service plans. Under the distribution and service plans, the Funds may pay distribution fees for the sale and distribution of their shares and service fees for shareowner services.
These fees are regulated by Rule 12b-1 under the Investment Company Act of 1940 and are subject to the NASD Conduct Rules. Because these fees are paid out of the Funds' assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Under these Plans, the Funds may enter into agreements with Organizations, including affiliates of the Adviser (such as FIS). The Shareowner Organizations are required to provide a schedule of any fees that they may charge to their customers relating to the investment of their assets in shares covered by the agreements. Investors should read this Prospectus in light of such fee schedules and under the terms of their Shareowner Organization's agreement with Firstar. In addition, investors should contact their Shareowner Organizations with respect to the availability of shareowner services and the particular Shareowner Organization's procedures for purchasing and redeeming shares. It is the responsibility of Shareowner Organizations to transmit purchase and redemption orders and record those orders in customers' accounts on a timely basis in accordance with their agreements with customers. For their services with respect to the shares, Shareowner Organizations may be entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net asset value of shares covered by their agreement.


The Funds make no payments to their distributor under the Plans. Payments to Shareowner Organizations, including affiliates of the Adviser, under the plans are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs.

     Shareowner organizations will provide support and/or distribution services to their customers who are the shareowners of the Funds. Under the Service Agreements, shareowner support services may include;
 . assisting investors in processing purchase, exchange and redemption requests . processing dividend and distribution payments from the Funds
 . providing information periodically to customers showing their positions in
  Fund shares
 . providing sub-accounting
 . forwarding sales literature and advertising

      The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. Accordingly, banks will be engaged under agreements with Firstar only to perform the administrative and investor servicing functions described above, and will represent to Firstar that in no event will the services provided by them under the agreements be primarily intended to result in the sale of Fund shares.

      Conflict-of-interest restrictions may apply to the receipt of compensation paid by Firstar to a Shareowner Organization in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal counsel before entering into agreements with Firstar.

--------------------------------------------------------------------------------
Custodian, Transfer and Dividend Disbursing Agent, and Accounting Services Agent
--------------------------------------------------------------------------------
     Firstar Mutual Fund Service, LLC, an affiliate of the Adviser, provides transfer agency and dividend disbursing agency services for all the Funds and custodial and accounting services for the Funds and receive fees for these services. Inquiries to the transfer agent may be sent to: Mutual Fund Service, LLC, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011. Firstar Bank, Milwaukee, N.A. an affiliate of the Adviser, provides custodial services for the Funds and receives fees for these services.



NET ASSET VALUE AND DAYS OF OPERATION


      The net asset value of the Funds for purposes of pricing purchase and redemption orders is determined as of 11:30 a.m. Central Time and as of the close of regular trading hours on the Exchange, normally, 3:00 p.m. Central Time, on each day on which both the Exchange is open for trading and the Federal Reserve Banks' Fedline System is open. Net asset value per share is calculated by dividing the value of all securities and other assets owned by each Fund, less the liabilities charged to the Fund, by the number of the Fund's outstanding shares. Net asset value is computed using the amortized cost method as permitted by SEC rules.

-----------------------
The Company
intends to use its
best efforts to
maintain the net
asset value of each
Fund at $1.00 per
share, although
there is no
assurance that it will
be able to do so.
-----------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund

(assuming reinvestment of all dividends and distributions). This information has
been audited by                , whose report, along with the Funds' Financial
Statements, are included in the Annual Report which is available upon request. Contact the Firstar Funds Center for a free copy of the Annual Report or Additional Statement.

                            NET ASSET                 DIVIDENDS
                              VALUE,        NET        FROM NET      NET ASSET
                            BEGINNING    INVESTMENT   INVESTMENT       VALUE,
                            OF PERIOD      INCOME       INCOME     END OF PERIOD
                            ----------   ----------   ----------   -------------

MONEY MARKET FUND
  Year Ended 1994
  Year Ended 1995
  Year Ended 1996
  Year Ended 1997
  Year Ended 1998

U.S. TREASURY
  MONEY MARKET FUND
  Year Ended 1994
  Year Ended 1995
  Year Ended 1996
  Year Ended 1997
  Year Ended 1998

U.S. GOVERNMENT
  MONEY MARKET FUND
  Year Ended 1994
  Year Ended 1995
  Year Ended 1996
  Year Ended 1997
  Year Ended 1998

TAX-EXEMPT
  MONEY MARKET FUND
  Year Ended 1994
  Year Ended 1995
  Year Ended 1996
  Year Ended 1997
  Year Ended 1998


                                        SUPPLEMENTAL DATA AND RATIOS
                                   -------------------------------------
                               NET                   RATIO OF NET
                             ASSETS,    RATIO OF NET  INVESTMENT
                               END      EXPENSES TO   INCOME TO
                            OF PERIOD   AVERAGE NET  AVERAGE NET       TOTAL
                              (000S)       ASSETS       ASSETS         RETURN
                            ----------   ----------   ----------   -------------

MONEY MARKET FUND
  Year Ended 1994
  Year Ended 1995
  Year Ended 1996
  Year Ended 1997

  Year Ended 1998

U.S. TREASURY
  MONEY MARKET FUND
  Year Ended 1994
  Year Ended 1995
  Year Ended 1996
  Year Ended 1997
  Year Ended 1998

U.S. GOVERNMENT
  MONEY MARKET FUND
  Year Ended 1994
  Year Ended 1995
  Year Ended 1996
  Year Ended 1997
  Year Ended 1998

TAX-EXEMPT
  MONEY MARKET FUND
  Year Ended 1994
  Year Ended 1995
  Year Ended 1996
  Year Ended 1997
  Year Ended 1998

                            _______________________

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' ADDITIONAL STATEMENT INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareowners.

STATEMENT OF ADDITIONAL INFORMATION

Additional information about the Funds and their policies is also available in the Funds' Statement of Additional Information ("Additional Statement"). The Additional Statement is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Funds' annual and semiannual reports and the Additional Statement are available free upon request by calling Firstar Funds at 1-800-228-1024 or 1-414-287-3808.

To obtain other information and for shareowner inquiries:

By telephone - call 1-800-228-1024 or 1-414-287-3808

By mail              Firstar Funds, 615 East Michigan Street
                     P.O. Box 3011
                     Milwaukee, Wisconsin 53201-3011

By e-mail - firstarfunds@firstar.com

On the Internet - Text only version of the Funds' documents are located online and may be downloaded from: SEC - http://www.sec.gov

You may review and obtain copies of Fund documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Fund documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the public reference room may be obtained by calling the SEC at 1-800-SEC-0330.

                    The Fund's Investment Company Act File Number is 811-5380 xxxxx


                              FIRSTAR FUNDS, INC.
                      Statement of Additional Information



Short-Term Bond Market Fund     Balanced Income Fund    Special Growth Fund
Intermediate Bond Market Fund   Balanced Growth Fund International Equity Fund
  Bond IMMDEX TM Fund          Growth and Income Fund  Emerging Growth Fund
Tax-Exempt Intermediate Bond      Equity Index Fund        MicroCap Fund
         Fund                        Growth Fund

                                 March 1, 1999

                               TABLE OF CONTENTS
                               ------------------
                                                                        Page
                                                                       -----

Firstar Funds, Inc.
Description of the Funds and their its Investments and Risks
Investment Strategies and Risks
Net Asset Value
Additional Purchase and Redemption Information
Description of Shares
Additional Information Concerning Taxes
Management of the Company
Custodian, Transfer Agent and Accounting Services Agent
Expenses
Independent Accountants and Financial Statements
Counsel
Performance Calculations
Performance History
Miscellaneous
Appendix A                                                              A-1
Appendix B                                                              B-1

      This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with Firstar Funds, Inc.' s prospectus ("Prospectus") dated March 1, 1999, for Institutional, Retail A and Retail B Shares of the Short-Term Bond Market Fund, Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond Fund, Bond IMMDEX_ Fund, Balanced Income Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, Growth Fund, Special Growth Fund, Emerging Growth Fund, MicroCap Fund and International Equity Fund (collectively referred to as the "Funds") and is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus for the Funds may be obtained by writing the Firstar Funds Center at 615 East Michigan Street, P.O. Box 3011, Milwaukee, WI 53201-3011 or by calling 1-800-228-1024. The Financial Statements in this SAI are incorporated by reference from the Funds' Annual Report, which may be obtained by writing the address above or calling the toll-free number above. No other part of the Annual Report is incorporated herein by reference.

                              FIRSTAR FUNDS, INC.


      Firstar Funds, Inc. (the "Company") is a Wisconsin corporation which was incorporated on February 15, 1988 as a management investment company. The Company, formerly known as Portico Funds, Inc., changed its name effective February 1, 1998. The Company is authorized to issue separate classes of shares of Common Stock representing interests in separate investment portfolios. Each class of the funds is currently divided into three series, a Retail A, Retail B and Institutional series. This SAI pertains to Retail A Shares, Retail B Shares and Institutional Shares of thirteen diversified portfolios, the Short-Term Bond Market Fund, Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond Fund, Bond IMMDEX TM Fund, Balanced Income Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, Growth Fund, Special Growth Fund, Emerging Growth Fund, MicroCap Fund and International Equity Fund (collectively the "Funds"). The Short-Term Bond Market Fund changed its name from Short-Intermediate Fixed Income Fund effective January 1, 1993. The Growth and Income Fund changed its name from the Income and Growth Fund effective August 16, 1993. The Growth Fund changed its name from the MidCore Growth Fund effective May 30, 1997. The Balanced Growth Fund changed its name from the Balanced Fund effective February 1, 1998 and commenced operations on March 30, 1992. The Growth and Income Fund, Equity Index Fund, Short-Term Bond Market Fund and Bond IMMDEX_ Fund commenced operations on December 29, 1989; the Special Growth Fund commenced operations on December 28, 1989; the Growth Fund commenced operations on December 29, 1992; the Balanced Income Fund commenced operations on December 1, 1997; the Intermediate Bond Market Fund commenced operations on January 5, 1993; the Tax-Exempt Intermediate Bond Fund commenced operations on February 8, 1993; the International Equity Fund commenced operations on April 28, 1994; the Emerging Growth Fund commenced operations on August 15, 1997; and the MicroCap Fund commenced operations on August 1, 1995. The Company also offers other investment portfolios which are described in a separate statement of additional information. For information concerning these other portfolios, contact the Firstar Funds Center at 1-800-982-8909 or write to 615 East Michigan Street, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011.


             DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS RISKS

      The Company is a diversified, open-end management investment company. The following policies supplement the Funds' respective investment objectives and policies as set forth in the Prospectus.


Portfolio Transactions
----------------------

      Subject to the general supervision of the Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund except the International Equity Fund. Subject to the general supervision of the Board of Directors, the Adviser is responsible for the portfolio management of the International Equity Fund. Pursuant to the terms of the Adviser's Advisory Agreement with the Fund, the Adviser has delegated certain of its duties to Hansberger Global Investors, Inc. (the "Sub-Adviser" or "HGI"). Within the framework of the investment objectives, policies and restrictions of the Fund, and subject to the supervision of the Adviser, the Sub-Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the International Equity Fund.

      The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions, and each Fund may engage in short-term trading to achieve its investment objective.

      Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Unlike transactions on U.S. stock exchanges which involve the payment of negotiated brokerage commissions, transactions in foreign securities generally involve the payment of fixed brokerage commissions which are generally higher than those in the United States.

      Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser and Sub-Adviser will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

      Fixed income securities purchased and sold by the Bond and Balanced Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

      The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Adviser or Sub-Adviser, in its sole discretion, believes such practice to be in the Funds' interests.

      For the fiscal years ended October 31, 1998, 1997 and 1996 the Company paid brokerage commissions of $521,009, $403,426 and $364,819 with respect to the Growth and Income Fund; $912,455,$965,454 and $1,128,115 with respect to the Special Growth Fund; and $100,414, $101,524 and $109,625 with respect to the Equity Index Fund, respectively. For the same periods, the Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond, and Bond IMMDEX TM Funds paid no brokerage commissions. For the fiscal years ended October 31, 1998, 1997 and1996, the Company paid brokerage commissions of $183,767, $178,114 and $161,362 with respect to the Balanced Growth Fund. For the fiscal years ended October 31, 1998, 1997 and 1996 the Company paid brokerage commissions of $187,935, $263,875 and $224,353, with respect to the Growth Fund. For the fiscal years ended October 31, 1998,1997 and 1996, the Company paid brokerage commissions of $183,485, $161,449 and $40,498 with respect to the International Equity Fund. For the fiscal year ended October 31, 1998 and the fiscal period from August 15, 1997 through October 31, 1997 the Company paid brokerage commissions of $183,895 and $34,150 with respect to the Emerging Growth Fund. For the fiscal year ended October 31, 1998, 1997, and fiscal periods July 1, 1996 through October 31, 1996 and August 1, 1995 through June 30, 1996 the Company paid brokerage commissions of $151,906, $132,772, $75,526 and $62,266 with respect to the MicroCap Fund. For the fiscal year ended October 31, 1998 the Company paid brokerage commissions of $17,012 with respect to the Balanced Income Fund. None of the brokerage commissions were paid to affiliates of the Company, the Adviser, Sub-Adviser or the Co-Administrators.

      The Advisory Agreement between the Company and the Adviser and with respect to the International Equity Fund, the Sub-Advisory Agreement among the Company, the Adviser and Sub-Adviser, provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser and Sub-Adviser will seek to obtain the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser or Sub-Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. In addition, the Agreements authorize the Adviser and Sub-Adviser to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser or Sub-Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser and Sub-Adviser to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

      Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser or Sub-Adviser and does not reduce the advisory fees payable to it by the Funds. The Directors will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

      Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, the Sub-Adviser, and the Distributor or an affiliated person of any of them (as such term is defined in the 1940 Act) acting as principal. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Distributor or their Adviser or Sub-Adviser, or an affiliated person of any of them, is a member, except to the extent permitted by the Securities and Exchange Commission ("SEC").

      Investment decisions for the Funds are made independently from those for other investment companies and accounts advised or managed by their Adviser or Sub-Adviser. Such other investment companies and accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser or Sub-Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

      As of October 31, 1998, the Company held securities of its regular brokers or dealers (as defined under the 1940 Act) or their parents as follows: the Short-Term Bond Market, Intermediate Bond Market, Bond IMMDEX TM and Balanced Income Funds held securities of Lehman Brothers totaling $10,451,281 $9,391,482, $20,975,017 and $309,065, respectively; the Money Market, Institutional Money Market, Intermediate Bond and Bond IMMDEX_ Funds held securities of Goldman Sachs totaling $12,773,554, $86,295,075, $5,064,265, and $10,128,530,
respectively; the Money Market, Institutional Money Market, Short-Term Bond Market, Balanced Income and Equity Index Funds held securities of Morgan
Stanley totaling $13,289,712, $80,024,562 $466,931 $328,741 and $2,367,649,
respectively; and the Money Market, Institutional Money Market, Short-Term Bond Market, Intermediate Bond Market and Equity Index Funds held securities of Merrill Lynch totaling $9,831,946, $79,292,539, $1,443,344, $128,591 and
$1,250,175, respectively.




                        INVESTMENT STRATEGIES AND RISKS

      Ratings. The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

      The payment of principal and interest on most debt securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations.
An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

      Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for
purchase by the Fund.  The Adviser or   Sub-Adviser will consider such an event
in determining whether the Fund involved should continue to hold the security. For a more detailed description of ratings, see Appendix A.

      Securities Lending. Although none of the Funds intend to during the current fiscal year, each of the Funds may lend its portfolio securities to unaffiliated domestic broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned in order to increase return on portfolio securities. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards stated below under "Money Market Instruments," or any combination thereof. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser (and Sub-Adviser in the case of the International Equity Fund) to be of good standing and when, in the Adviser's (and Sub-Adviser's in the case of the International Equity Fund) judgment, the income to be earned from the loan justifies the attendant risks. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

      Securities lending arrangements with broker/dealers require that the loans be secured by collateral equal in value to at least the market value of the securities loaned. During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral.

      Money Market Instruments. The Funds may invest from time to time in "money market instruments," a term that includes, among other things, U.S. government obligations, repurchase agreements, cash, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of thirteen months or less. These investments are used to help meet anticipated redemption requests or if other suitable securities are unavailable. The MicroCap Fund's investments in money market instruments under normal market conditions are expected to represent less than 10% of the Fund's net assets, but may increase to 30% during abnormal market conditions. The International Equity Fund may reduce its holdings in equity and other securities and may invest up to 100% of its assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units) for temporary defensive purposes, during periods in which the Adviser (or the Sub-Adviser) believes changes in economic, financial or political conditions make it advisable.

      Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Adviser (and Sub-Adviser in the case of the International Equity Fund) determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by each Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of such Fund's total assets at the time of purchase. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its net assets.

      Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's, Moody's or similar rating by another nationally recognized rating agency. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

      The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master demand notes only when the Adviser (and Sub-Adviser in the case of the International Equity
Fund) deem the investment to involve minimal credit risk.

      Repurchase Agreements. Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). During the term of the agreement, the Adviser (and Sub-Adviser in the case of the International Equity
Fund) will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding one year, provided the repurchase agreement itself matures in less than one year.

      The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the 1940 Act.

      Investment Companies. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole.

      The Funds may invest from time to time in securities issued by other investment companies which invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act. As a shareowner of another investment company, the Funds would bear, along with other shareowners, its pro rata portion of the other investment compan''s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareowners. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

      U.S. Government Obligations. The Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills which mainly differ only in their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities; such as obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp.

      No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

      Bank Obligations. For purposes of the Fund'' investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. A Fund's investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks (similar to those discussed below under "Foreign Securities and American Depository Receipt") that are different in some respects from those of investments in obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest of such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

     Restricted Securities. The Funds may invest up to 10% of net assets (15% of net assets for the MicroCap Fund) in securities that are illiquid at the time of purchase. While these holdings may offer more potential for growth, they may present a higher degree of business and financial risk, which can result in substantial losses. The Funds may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired. Restricted securities may include Rule 144 Securities.

          Borrowings and Reverse Repurchase Agreements. Each Fund may borrow money to the extent allowed (as described in the under Additional Investment Limitations below) to meet shareowner redemptions from banks or through "reverse repurchase agreements." If the securities held by a Fund should decline in value while borrowings are outstanding, the net asset value of a Fund's outstanding shares will decline in value by proportionately more than the decline in value suffered by a Fund's securities. As a result, a Fund's share price may be subject to greater fluctuation until the borrowing is paid off.

     Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account U.S. government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to insure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase.

          Preferred Stocks. The Balanced Income Fund, Balanced Growth Fund, Growth and Income Fund, Growth Fund, Special Growth Fund, International Equity Fund, Emerging Growth Fund MicroCap Fund, Short-Term Bond Market Fund, Intermediate Bond Market Fund and Bond IMMDEX_ Fund may invest in preferred stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default (such as a covenant default or filing of a bankruptcy petition) or other non-compliance by the issuer with the terms of the preferred stock. Often, however, on the occurrence of any such event of default or non-compliance by the issuer, preferred stockholders will be entitled to gain representation on the issuer's board of directors or increase their existing board representation. In addition, preferred stockholders may be granted voting rights with respect to certain issues on the occurrence of any event of default. Each of the Short-Term Bond Market Fund, Intermediate Bond Market Fund and Bond IMMDEX_ Fund will limit its investments in preferred stock to no more than 5% of its respective net assets.

   When-Issued Purchases, Delayed Delivery and Forward Commitments.
These Funds may purchase or sell particular securities with payment and delivery taking place at later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. Each Fund's forward commitments and when-issued purchases are not expected to exceed 25% (except the MicroCap Fund which is limited to 20%) of the value of its total assets absent unusual market conditions. When any Fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments ever exceeded 25% of the value of its assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable then the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.

      The Funds will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss.

      When these Funds engage in when-issued, delayed delivery and forward commitment transactions, they rely on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's net asset value as long as the commitment remains in effect.

Other Investment Considerations - Emerging Growth Fund and MicroCap Fund
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   Short Sales. In a short sale transaction, a Fund borrows a security from a broker and sells it with the expectation that the market price will drop and the Fund will be able to replace the borrowed security by repurchasing the same security at a lower price. These transactions may result in gains if a security's price declines, but may result in losses if a security's price does not decline.


Other Investment Considerations - Balanced Income Fund, Balanced Growth Fund,
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Growth and Income Fund, Growth Fund, Special Growth Fund, Emerging Growth Fund,
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MicroCap Fund and International Equity Fund
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      The Balanced Income, Balanced Growth, Growth and Income, Growth, Special Growth, Emerging Growth, MicroCap and International Equity Funds maintain a long-term investment horizon with respect to investments in equity securities. However, when a company's growth in earnings and valuation results in price appreciation that reaches a level which meets the Fund's established return objective, the stock is normally sold. Holdings are also sold if there has been significant deterioration in the underlying fundamentals of the securities involved since their acquisition. Sale proceeds are either re-invested in money market instruments or in other securities which meet the respective Fund's investment criteria. Each Fund's investment in equity securities may include limited partnership interests.

      The increase or decrease of cash equivalents in a Fund is primarily the residual effect of the research process. The portion of a Fund invested in cash equivalents tends to rise when the pool of acceptable securities is limited and tends to fall when the Fund's valuation screening process identifies a large number of attractive securities. Short-term forecasts for the economy and financial markets are not an important determinant of the level of cash equivalents in a Fund. Under normal market conditions, not more than 65% of the value of the Balanced Growth Fund's and at least 50% of the value of the Growth Fund's, Special Growth Fund's and Emerging Growth Fund's total assets and at least 65% of the value of the MicroCap Fund's and the International Equity Fund's total assets will be invested in equity securities. The Funds do not attempt to "time" the securities market.

      Certain securities owned by the Special Growth Fund, Emerging Growth Fund and MicroCap Fund may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets" and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of redemptions or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a lengthy period of time.


Other Investment Considerations _ All Funds, Except the Equity Index Fund
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      Foreign Equities. The Funds' investments in the securities of foreign issuers may include both securities of foreign corporations and banks, as well as securities of foreign governments and their political subdivisions.

     Investments in foreign securities, whether made directly or through ADRs , involve certain inherent risks and considerations not typically associated with investing in U.S. companies, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments that could affect investment within those countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. See "Taxes." Transactions in foreign securities may involve greater time from the trade date until the settlement date than domestic securities transactions, and may involve the risk of possible losses through the holding of securities in custodians and securities depositories in foreign countries. Additional costs associated with an investment in foreign securities may include higher transaction costs and the cost of foreign currency conversions. Changes in foreign exchange rates will also affect the value of securities denominated or quoted in currencies other than the U.S. dollar. In this regard, the Funds, with the exception of the International Equity Fund, do not intend to hedge against foreign currency risk (except on unsettled trades). Changes in currency exchange rates will affect the value of unhedged positions and will impact a Fund's net asset value (positively or negatively) irrespective of the performance of the portfolio securities held by the Fund. See the section entitled "Foreign Currency Transactions" below for the International Equity Fund. The Funds and their shareowners may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation in price than securities of domestic companies. Furthermore, because the International Equity Fund will invest substantially all (and in any event, at least 65%) of the value of its total assets in foreign securities, the net asset value of the International Equity Fund is expected to be volatile.


Other Investment Considerations - International Equity Fund
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      Foreign Futures and Options on Futures. The Adviser and Sub-Adviser may determine that it would be in the interest of the International Equity Fund to purchase or sell futures contracts, including interest rate, index, and currency futures, for the purpose of remaining fully invested and reducing transactions costs. A stock index futures contract is a bilateral agreement pursuant to which parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

            The International Equity Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. The Fun''s futures transactions may be entered into for hedging purposes or risk management. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Adviser (or the Sub-Adviser) believes it is more advantageous to the Fund than is purchasing the futures contract.

      The International Equity Fund intends to limit its transactions in futures contracts and related options so that not more than 25% of its net assets are at risk. In connection with a futures transaction, unless the transaction is covered in accordance with SEC positions, the Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid high grade debt securities equal to the entire amount at risk (less margin deposits) on a continuous basis.

      Futures purchased or sold by the International Equity Fund (and related options) will normally be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, the International Equity Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. For a further description of futures contracts and related options, including a discussion of the limitations imposed by federal tax law, See Appendix B.

      Reverse Repurchase Agreements. The International Equity Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, for temporary purposes only. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See "Borrowing" above.) When required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

      Forward Currency Contracts. The International Equity Fund may enter into forward currency contracts; such transactions may serve as long hedges (for example, if the Fund seeks to buy a security denominated in a foreign currency, it may purchase a forward currency contract to lock in the $US price of the security) or as short hedges (the Fund anticipates selling a security denominated in a foreign currency may sell a forward currency contract to lock in the $US equivalent of the anticipated sales proceeds).

            The International Equity Fund may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies, the value of which the Adviser or Sub-Adviser believes will have a positive correlation to the values of the currency being hedged. In addition, the Fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if the Fund owns securities denominated in a foreign currency and the Adviser or Sub-Adviser believes that currency will decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedges." Use of different foreign currency magnifies the risk that movements in the price of the instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

            The cost to the International Equity Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.


      As is the case with future contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contacts only by negotiating directly with the counterparty. Thus, there can be no assurance that the International Equity Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the International Equity Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      Foreign Currency Transactions. Although the International Equity Fund values its assets daily in U.S. dollars, the Fund is not required to convert its holdings of foreign currencies to U.S. dollars on a daily basis. The Fund's foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Fund could suffer a loss of some or all of the amounts deposited. The Fund may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread," which is the difference between the prices at which the dealers are buying and selling foreign currencies.

      Except where segregated accounts are not required under the 1940 Act, when this Fund enters into a forward contract or currency futures, the Custodian will place cash, U.S. government securities, or high-grade debt securities into a segregated account of this Fund in an amount equal to the value of the Fund's total assets committed to consummation of forward contracts and currency futures. If the value of these segregated securities declines, additional cash or securities will be placed in the account on a daily basis so that the account value is at least equal to the Fund's commitments to such contracts.

     High Risk Debt Securities ("Junk Bonds").
     -----------------------------------------
As stated in the International Equity Fund's Prospectus, the Fund may invest up to 5% of its net assets in non-investment grade debt securities. Debt securities rated below Baa by Moody's or BBB by S&P, or of comparable quality, are considered below investment grade. Non-investment grade debt securities ""high risk debt securities") may include (i) debt not in default but rated as low as C by Moody's, S&P, or Fitch IBCA, Inc. ""Fitch IBC""), CC by Thomson BankWatch ""TB"") or CCC by Duff & Phelps, Inc. ""D&""); (ii) commercial paper rated as low as C (or D if in default) by S&P or Fitch IBCA, Not Prime by Moody's, Duff 4 (or Duff 5 if in default) by Duff, TBW-4 by TBW; and (iii) unrated debt securities of comparable quality. Each Fund may also buy debt in default (rated D by S&P or TBW or Fitch IBCA, DD by Duff, or of comparable quality) and commercial paper in default (rated D by S&P or Fitch IBCA, Not Prime by Moody's, Duff 5 by Duff, TBW-4 by TBW, or of comparable quality). Such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of (or actual) default or bankruptcy.
They are regarded as predominantly speculative with respect to the issue's capacity to pay interest and repay principal.

     The market for high risk debt securities is relatively new and its growth has paralleled a long economic expansion. It is not clear how this market would withstand a prolonged recession or economic downturn, which could severely disrupt this market and adversely affect the value of such securities.

     Market values of high risk debt securities tend to reflect individual corporate developments to a greater extent, and tend to be more sensitive to economic conditions, than do higher rated securities. As a result, high risk debt securities generally involve more credit risks than higher rated debt. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high risk debt may experience financial stress and may not have sufficient revenues to meet their payment obligations. An issue's ability to service its debt obligations may also be adversely affected by specific corporate developments, its own inability to meet specific projected business forecasts, or unavailability of additional financing. The risk of loss due to default by an issuer is significantly greater for high risk debt than for higher rated debt because the high risk debt is generally unsecured and often subordinated.

     If the issuer of high risk debt defaulted, the International Equity Fund might incur additional expenses in seeking recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     If the Fund invested in high risk debt experiences unexpected net redemptions in a rising interest rate market, it may be forced to liquidate a portion of its portfolio without regard to their investment merits. Due to the limited liquidity of high risk debt securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

     During periods of falling interest rates, issuers of high risk debt securities that contain redemption, call or prepayment provisions are likely to redeem or repay the securities and refinance with other debt at a lower interest rate. If the Fund holds debt securities that are refinanced or otherwise redeemed, it may have to replace the securities with a lower yielding security, which would result in a lower return.

     Credit ratings evaluate safety of principal and interest payments, but do not evaluate the market value risk of high risk securities and, therefore, may not fully reflect the true risks of an investment. In addition, rating agencies may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in high risk securities will depend more heavily on the Sub-Adviser's credit analysis than investment-grade debt securities. The Adviser (or the Sub-Adviser) will monitor the Fund's investments and evaluate whether to dispose of or retain high risk securities whose credit quality may have changed.

     The Fund may have difficulty disposing of certain high risk securities with a thin trading market. Not all dealers maintain markets in all these securities, and for many such securities there is no established retail secondary market. The Adviser (or the Sub-Adviser) anticipates that such securities may be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as that for higher-rated securities; a lack of a liquid secondary market may adversely affect the market price of a security, which may in turn affect the Fund's net asset value and ability to dispose of particular securities in order to meet liquidity needs or to respond to a specific economic event, or may make it difficult for the Fund to obtain accurate market quotations for valuation purposes. Market quotations on many high risk securities may be available only from a limited number of dealers and may not necessarily represent firm bids or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly, and adverse publicity and investor perceptions (whether or not based on fundamental analysis) may decrease the value and liquidity of a high risk security.

     Legislation has from time to time been or may be proposed that is designed to limit the use of certain high risk debt. It is not possible to predict the effect of such legislation on the market for high risk debt. However, any legislation that may be proposed or enacted could have a material adverse effect on the value of these securities, the existence of a secondary trading market for the securities and, as a result, the Fund's net asset values.

     Sovereign Debt. The International Equity Fund may invest up to 5% of its net assets in obligations of foreign countries and political entities ("Sovereign Debt"), which may trade at a substantial discount from face value. The Fund may hold and trade Sovereign Debt of emerging market countries in appropriate circumstances and to participate in debt conversion programs. Emerging country Sovereign Debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature. The issuer or governmental authorities that control Sovereign Debt repayment "Sovereign Debtor") may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A Sovereign Debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the Sovereign Debtor's policy towards the International Monetary Fund (the "IMF'') and the political constraints to which the Sovereign Debtor may be subject. Sovereign Debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the Sovereign Debtor's implementation of economic reforms or economic performance and the timely service of the debtor's obligations. The Sovereign Debtor's failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the Sovereign Debtor, which may further impair the debtor's ability or willingness to timely service its debts. In certain instances, a Fund may invest in Sovereign Debt that is in default as to payments of principal or interest. A Fund holding non-performing Sovereign Debt may incur additional expenses in connection with any restructuring of the issuer's obligations or in otherwise enforcing its rights thereunder.

   Brady Bonds. The International Equity Fund may invest up to 5% of its net assets in Brady Bonds as part of its investment in Sovereign Debt of countries that have restructured or are in the process of restructuring their Sovereign Debt pursuant to the Brady Plan.


   Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation's adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or IMF. The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

   Brady Bonds are recent issues and do not have a long payment history. Agreements implemented under the Brady Plan are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, each country offers different financial packages. Options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, and bonds bearing an interest rate that increases over time and the advancement of the new money for bonds. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, World Bank and the debtor nation's reserves. Interest payments may also be collateralized in part in various ways.

      Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

Other Investment Considerations - The Taxable Bond Funds and Balanced Funds
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      Mortgage-Backed and Asset-Backed Securities. The Funds may purchase residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities") that are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association "GNMA"), Federal National Mortgage Association "FNMA"), Federal Home Loan Mortgage Corporation "FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

     The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average weighted maturity of each Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.


      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.

Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      As stated in the Prospectus for the Funds, mortgage-backed securities such as collateralized mortgage obligations ("CMOs") may be purchased. There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes "PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose the Fund to greater volatility and than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Each Taxable Bond Funds will invest less than 50% of its respective total assets in CMOs.

     The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor which may be difficult or impracticable in some cases.

      Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing, or liquidating such securities.

      In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

      Non-mortgage asset-backed securities do not have the benefit of the same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards.
Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

      Variable Rate Medium Term Notes. The Funds may purchase variable rate medium term notes which provide for periodic adjustments in the interest rates. The adjustments in interest rates reflect changes in an index (which may be the Lehman Brothers 1-3 Year Government/Corporate Bond Index, the Lehman Brothers Intermediate Government/Corporate Bond Index or the Lehman Brothers Government/Corporate Bond Index).

Other Investment Considerations - Taxable Bond Funds and Balanced Funds.
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     Stripped Securities. Each Fund may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Other Investment Considerations - Balanced Funds and Emerging Growth Fund
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     Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security. The Adviser will sell promptly any securities that are not rated investment grade by at least one nationally recognized rating agency and that exceed 5% of the Fund's net assets.

Other Investment Considerations - Taxable Bond Funds
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     In order to reduce a negative deviation in return between each Fund and its respective bond index, each Fund will normally attempt to be fully invested.

     In an effort to make a Fund's duration and return comparable to those of its respective bond index, the Adviser will monitor a Fund's portfolio and market changes in accordance with procedures established by the Adviser under
the supervision of the Board of Directors.   The calculation of the Fund's
duration and average portfolio maturity will be based on certain estimates relating to the duration and maturity of the securities held by a Fund. There can be no assurance that these estimates will be accurate or that the duration or average portfolio maturity of a Fund will always remain within the maximum limits described in the Prospectus. The value of each Fund's portfolio, as is generally the case with each bond index, can be expected to vary inversely from changes in prevailing interest rates.

Other Investment Considerations- Tax-Exempt Intermediate Bond Fund
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     The Fund's cash balances may be invested in short-term municipal notes and tax-exempt commercial paper, as well as municipal bonds with remaining maturities of thirteen months or less and securities issued by other investment companies which invest in high quality, short-term municipal debt securities. The value of the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates.

     From time to time, on a temporary defensive basis due to market conditions, the Fund may hold without any limitation uninvested cash reserves and invest without any limitations in high quality short-term taxable money market obligations in such proportions as in the opinion of the Adviser, prevailing market or economic conditions warrant. Uninvested cash reserves will not earn income. See "Investment Strategies & Risks - Money Market Instruments" above. Taxable obligations acquired by the Fund will not exceed under normal conditions 20% of the Fund's net assets at the time of purchase.

     Municipal Obligations. Municipal Obligations which may be acquired by the Tax-Exempt Intermediate Bond Fund include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

     Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issue at the time of issuance. Neither the Fund not the Adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

     Certain of the Municipal Obligations held by the Fund may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors, including credit downgrades, supply and demand. The Fund may, from time to time, invest more than 25% of its assets in Municipal Obligations covered by insurance policies.

     The payment of principal and interest on most securities purchased by the Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its Municipal Obligations may be materially adversely affected by litigation or other conditions.

     Certain types of Municipal Obligations (private activity bonds) have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     Municipal Obligations purchased by the Fund may be backed by letters of credit issued by foreign and domestic banks and other financial institutions. Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Fund's portfolio securities and its ability to maintain a stable net asset value and share price. Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations.

     The Fund may purchase put options on Municipal Obligations. A put gives the Fund the right to sell a Municipal Obligation at a specified price at any time before a specified date. A put will be sold, transferred or assigned only with the related Municipal Obligation. The Fund will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Fund to invest its assets at more favorable rates. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Company cannot, of course, predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Obligations for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Company would reevaluate the Fund's investment objective and policies and consider possible changes in its structure or possible dissolution.

     Municipal Lease Obligations. As stated in the Prospectus, the Fund may acquire municipal lease obligations which are issued by a state or local government authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and their interest may become taxable if the lease is assigned. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. Certificates of participation in municipal lease obligations or installment sale contracts entitle the holder to a proportionate interests in the lease-purchase payments made. The Adviser determines and monitors the liquidity of municipal lease obligations (including certificates of participation) under guidelines approved by the Board of Directors requiring the Advisor to evaluate the credit quality of such obligations and report on the nature of and the Fund's trading experience in the municipal lease market. Under the guidelines, municipal lease obligations that are not readily marketable and transferable are treated as illiquid. In making a determination that a municipal lease obligation is liquid, the Adviser may consider, among other things (i) whether the lease can be canceled; (ii) the likelihood that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit; (iv) the likelihood that the municipality will discontinue appropriating funds for the leased property because the property is no longer deemed essential to the operations of the municipality; and (v) availability of legal recourse in the event of failure to appropriate. The Fund will not knowingly invest more than 10% of the value of its net assets in securities, including municipal leases, that are illiquid.


     Stand-By Commitments. The Tax-Exempt Intermediate Bond Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a "stand-by commitment" a dealer agrees to buy from the Fund, at the Fund's option, specified Municipal Obligations at a specified price. "Stand-by commitment" acquired by the Fund may also be referred to in this Statement of Additional Information as "put" options.

     The amount payable to the Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A stand-by commitment may be sold, transferred or assigned by the Fund only with the instrument involved.

     The Fund expects that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for the portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding "stand-by commitments" held by the Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each "stand-by commitment" is acquired.

     The Fund intends to enter into "stand-by commitments" only with dealers, banks and broker/dealers which, in the investment adviser's opinion, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker/dealers is secured by the value of the underlying Municipal Obligations that are subject to a commitment.

     The Fund would acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a "stand-by commitment" would not affect the valuation or assumed maturity of the underlying Municipal Securities, which would continue to be valued in accordance with the ordinary method of valuation employed by the Fund. ""Stand-by commitment"" which would be acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a "stand-by commitment" its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

     Variable and Floating Rate Instruments. Municipal Obligations purchased by the Fund may include variable and floating rate instruments issued by industrial development authorities and other governmental entities. If such instruments are unrated, they will be determined by the Fund's Adviser (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to investment grade. While there may be no active secondary market with respect to a particular variable or floating rate demand instrument purchased by the Fund, the Fund may (at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved) demand payment in full of the principal of the instrument and has the right to resell the instrument to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate demand instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

     With respect to the variable and floating rate instruments that may be acquired by the Tax-Exempt Intermediate Bond Fund the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Variable U.S. Government obligations held by the Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

Other Investment Considerations _ MicroCap Fund
------------------------------------------------

     Small Cap Volatility. Companies in which the Fund primarily invests will include those that have limited product lines, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. Historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small companies to changing economic conditions and the fewer market makers and the wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

Other Investment Considerations _ Equity Index Fund
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     Equity Index Fund Management Techniques When purchasing securities for the Equity Index Fund's portfolio, the Adviser will consider initially the relative market capitalization weightings of the stocks included in the S&P 500 Index.

The weighted capitalization of an issuer is determined by dividing the issuer's market capitalization by the total market capitalizations of all issuers included in the S&P 500 Index.

     The Adviser will then compare the industry sector diversification of the stocks in the Fund, acquired solely on the basis of their weighted capitalizations, with the industry sector diversification of all issuers included in the S&P 500 Index. This comparison is made because the Adviser believes, unless the Fund holds all stocks included in the S&P 500 Index which it currently does not, that the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration (as compared to the S&P 500 Index) in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the S&P 500 Index. Conversely, if smaller companies were not purchased by the Fund, industries included in the S&P 500 Index that are dominated by smaller market-capitalized companies would be underrepresented (as compared to the S&P 500 Index).

     If an issuer drops in ranking, or is eliminated entirely from the S&P 500 Index, the Adviser may be required to sell some or all of the common stock of such issuer then held by the Fund. Sales of portfolio securities may be made at times when, if the Adviser were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500 Index, such securities might not be sold. Such sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if the Adviser were not required to effect the purchases and sales. "Adverse events" will not necessarily be the basis for the disposition of portfolio securities, unless an event causes the issuer to be eliminated entirely from the S&P 500 Index. "Adverse events" include the failure of an issuer to declare or pay dividends, the institution against an issuer of materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors. However, although the Adviser does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, the Adviser will monitor the Fund's investment with a bias towards removing stocks of companies which may impair for any reason the Fund's ability to achieve its investment objective.

     For these reasons, the Adviser will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match that of the S&P 500 Index. This process continues until the portfolio is fully invested (except for cash holdings).

     The Fund may occasionally receive securities that are outside of the S&P 500 Index due to corporate reorganizations or spin-offs. The Fund will dispose of those securities in due course consistent with the Fund's investment objective.


Other Investment Considerations _ Bond IMMDEX_ Fund
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     The IMMDEX_ Model. The IMMDEX_ model has been developed and is maintained by Capital Management Sciences "Capital Management") under the"IMMDEX_ " trademark. Capital Management is neither a sponsor of the Bond IMMDEX_ Fund nor affiliated in any way with the Bond IMMDEX_ Fund or the Adviser. Neither is
Capital Management in any way           affiliated with Lehman Brothers which

claims no interest in the model or its ability to effectively or accurately replicate the Lehman Brothers Government/Corporate Bond Index. Further, Capital Management is not responsible for the management or results of the Bond IMMDEX_ Fund's portfolio. Rather, the Adviser will use the IMMDEX_ model and the other investment techniques described in the Prospectus in choosing portfolio securities and executing transactions in an effort to produce an annual rate of total return for the Bond IMMDEX_ Fund that is comparable, before Fund expenses, to that of the Lehman Brothers Government/Corporate Bond Index.


Other Portfolio Information
---------------------------

     Options Trading. As stated in the Prospectus, the Bond Funds, Balanced Funds and Equity Funds may purchase put and (with the exception of the Tax-Exempt Intermediate Bond Fund) call options. Option purchases by a Fund (except the International Equity Fund) will not exceed 5% of its net assets and the International Equity Fund may purchase put and call options without limit. Such options may relate to particular securities or to various indices and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. (In the case of the Equity Index Fund, such options will relate only to stock indices.) This is a highly specialized activity which entails greater than ordinary investment risks, including the complete loss of the amount paid as premiums to the writer of the option. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities or indices, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

     The Tax-Exempt Intermediate Bond Fund will only purchase put options on Municipal Obligations, and will do so only to enhance liquidity, shorten the maturity of the related municipal security or permit the Fund to invest its assets at more favorable rates. The Taxable Bond Funds and International Equity Fund will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by the Adviser (or the Sub-Adviser). Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. A Fund bears the risk that the broker-dealer will fail to meet its obligations. There is no assurance that a liquid secondary trading market exists for closing out an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to perform in connection with the purchase or sale of options.
     A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security or index at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or index at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or index. Put and call options purchased by a Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

     Each Fund may purchase put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A call option may also be purchased to increase a Fund's return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a "closing sale transaction" (a sale by a Fund, prior to the exercise of the option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. In addition, each Fund (with the exception of the Tax-Exempt Intermediate Bond Fund) may sell covered call options listed on a national securities exchange. Such options may relate to particular securities or to various indices. (In the case of the Equity Index Fund, such options will relate only to stock indices.) A call option on a security is covered if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as required are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. A call option on an index is covered if a Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or cash equivalents in a segregated account with its custodian. The aggregate value of the Fund's assets subject to covered options written by the Taxable Bond Funds, Balanced Income, Balanced Growth, Growth and Income, Equity Index and MicroCap Funds will not exceed 5%, 5%, 25%, 5%, 5% and 5%, respectively, of the value of its net assets during the current year. The International Equity Fund may write call options on securities and on various stock indices which will be traded on a recognized securities or futures exchange or over the counter and during the current year the aggregate value of the Fund's assets subject to options written by the Fund will not exceed 5% of the value of its net assets.

     A Fund's obligation under a covered call option written by it may be terminated prior to the expiration date of the option by the Fund's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or index, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able
to sell an underlying security until    the option expires or the underlying

security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

     By writing a covered call option on a security, a Fund foregoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it is not able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series. Except to the extent that a written call option on an index is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of securities held by the Fund during the period the option was outstanding. The use of covered call options will not be a primary investment technique of the Funds. When a Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities. The amount of the liability will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the liability related to such option will be eliminated. Any gain on a covered call option on a security may be offset by a decline in the market price of the underlying security during the option period. If a covered call option on a security is exercised, the Fund may deliver the underlying security
held by it or purchase the underlying   security in the open market.  In either

event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

     The International Equity Fund may also write (i.e., sell) covered put options on securities and various securities indices. The writer of a put incurs an obligation to buy the security underlying the option from the put's purchaser at the exercise price at any time on or before the termination date, at the purchaser's election (certain options the Fund writes will be exercisable by the purchaser only on a specific date). Generally, a put is "covered" if the Fund maintains cash, U.S. government securities or other liquid high grade debt obligations equal to the exercise price of the option or if the Fund holds a put on the same underlying security with a similar or higher exercise price. By writing a covered put option on a security, the Fund receives a premium for writing the option however, the Fund assumes the risk that the value of the security will decline before the exercise date in which event, the Fund may incur a loss in excess of the premium received when the put is exercised.

     As noted previously, there are several risks associated with transactions in options on securities and indices. These risks include (i) an imperfect correlation between the change in market value of the securities the Fund holds and the prices of options relating to the securities purchased or sold by the Fund; and (ii) the possible lack of a liquid secondary market for an option. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and a transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     Futures Contracts and Related      Options.  The Adviser may determine

that it would be in the best interest of the Taxable Bond Funds, Balanced Funds and Equity Funds to purchase or sell futures contracts, or options thereon, as a hedge against changes resulting from market conditions in the value of the securities held by a Fund, or of securities which it intends to purchase to maintain liquidity, to have fuller exposure to price movements in the respective stock or bond index or to reduce transaction costs. The International Equity Fund may engage in foreign futures and options (see "Other Investment Considerations_- International Equity Fund_- Foreign Futures and Options on Futures"). In addition, the Equity Index Fund will purchase and sell futures and related options (based only on the S&P 500 Index) to maintain cash reserves while simulating full investment in the stocks underlying the S&P 500 Index to keep substantially all of its assets exposed to the market (as represented by the S&P 500 Index) and to reduce transaction costs. For example, a Fund may enter into transactions involving a bond or stock index futures contract, which is a bilateral agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the securities included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying bonds or stocks in the index is made. The Adviser may also determine that it would be in the interest of a Fund to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed-income securities. In addition, the Equity Index Fund may purchase and sell futures and related options (based only on the S&P 500 Index) to maintain cash reserves while simulating full investment in the stocks underlying the S&P 500 Index, to keep substantially all of its assets exposed to the market (as represented by the S&P 500 Index), and to reduce transaction costs. The International Equity Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or in the case of futures options, for which an established over-the-counter market
exists.  The Sub-Adviser of the         International Equity Fund anticipates

engaging in transactions from time to time in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

     Risks associated with the use of futures contracts and options on futures include (a) imperfect correlation between the change in market values of the securities held by a Fund and the prices of related futures contracts and options on futures purchased or sold by the Fund, and (b) the possible lack of a liquid secondary market for futures contracts (or related options) and the resulting inability of a Fund to close open futures positions, which could have an adverse impact on the Fund's ability to hedge.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio holdings to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

     Successful use of futures by the Fund is also subject to the Investment Adviser's (or Sub-Adviser's) ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the
transaction costs, if the contract were closed out.   Thus, a purchase or sale
of a futures contract may result in losses in excess of the amount invested in the contract.

     Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract of related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once
the daily limit has been reached in a   particular type of contract,  no trades

may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Each Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodities and Futures Trading Commissions ("CFTC"). In addition, a Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with a futures transaction, unless the transaction is covered in accordance with SEC positions, the Fund will maintain a segregated account with its custodian or sub-custodian consisting of cash or liquid high grade debt securities to the
entire amount at risk (less margin      deposits) on a continuous basis.  The

Company intends to comply with the regulations of the CFTC exempting the Fund from registrations as a "commodity pool operator."

     The Taxable Bond Funds and Growth and Income Fund intend to limit their transactions in futures contracts and related options so that not more than 5% of each Fund's respective net assets are at risk. The Equity Index Fund and International Equity Fund intend to limit their transactions in futures contracts so that not more than 10% and 25% of each Fund's respective net assets are at risk. For a more detailed description of futures contracts and futures options, including a discussion of the limitations imposed by federal tax law, see Appendix B.

     Foreign Securities and American Depository Receipts ("ADRs"). The Taxable Bond Funds, Balanced Funds, Growth and Income, Growth, Special Growth, Emerging Growth, MicroCap and International Equity Funds may invest in sponsored ADRs. The International Equity Fund may also invest in unsponsored ADRs. ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in U.S. dollars; the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in foreign securities and ADRs also involve certain inherent risks, such as political or economic instability of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign
countries, there is a possibility of    expropriation or confiscatory taxation,

or diplomatic developments which could affect investment in those countries.

     While "sponsored" and "unsponsored" ADR programs are similar, there are differences regarding ADR holders' rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored ADRs generally bear all the costs of the ADR facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distribution, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to ADR holders in respect of the underlying securities.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that sponsored ADRs are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the ADR holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the ADR (such as dividend payment fees of the depository), although ADR holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored ADRs agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the ADR holders at the underlying issuer's request.

     Zero Coupon Bonds. Zero coupon obligations have greater price volatility than coupon obligations and will not result in the payment of interest until maturity, provided that a Fund will purchase such zero coupon obligations only if the likely relative greater price volatility of such zero coupon obligations is not inconsistent with the Fund's investment objective. Although zero coupon securities pay no interest to holders prior to maturity, interest on these securities is reported as income to a Fund and distributed to its shareowners. These distributions must be made from a Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Additional income producing securities may not be able to be purchased with cash used to make such distributions and its current income ultimately may be reduced as a result.

     Convertible Securities. The Balanced Funds, Growth and Income, Growth, Special Growth, Emerging Growth, MicroCap and International Equity Funds may hold convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. In investing in convertibles, a Fund is looking for the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

     During normal market conditions, no more than 5% of a Fund's net assets
will be purchased or held in            convertible or other securities that

(1) are not rated at the time of purchase investment grade by S&P, Moody's or other nationally recognized rating agencies; (2) are unrated and have not been determined by the Adviser (or Adviser and Sub-Adviser with regard to the International Equity Fund) to be of comparable quality to a security rated investment grade; or (3) in the case of the International Equity Fund, have not received the foreign equivalent of investment grade by a rating agency recognized in the local market and determined to be of comparable quality by the Adviser and Sub-Adviser. Securities rated below investment grade are predominantly speculative and are commonly referred to as junk bonds. To the extent a Fund purchases convertibles rated below investment grade or convertibles that are not rated, a greater risk exists as to the timely repayment of the principal of, and the timely payment of interest or dividends on, such securities. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below a minimum rating for purchase by the Fund. The Adviser (and Sub-Adviser for the International Equity
Fund) will consider such an event in determining whether a Fund should continue to hold the security. The Adviser (and Sub-Adviser for the

International Equity Fund) will sell promptly any securities that are non-investment grade as a result of these events and that exceed 5% of a Fund's net assets.

     As described in the Prospectus, the Funds may invest a portion of their assets in convertible securities that are rated below investment grade.

     Warrants. The Balanced Growth, Balanced Income, Growth and Income, Growth, Special Growth, Emerging Growth, MicroCap and International Equity Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number
of shares of the corporation at the     specified price during a specified

period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

       The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. During normal market conditions, no more than 5% of each Fund's net assets will be invested in warrants. This 5% limit includes warrants that are not listed on any stock exchange, and such warrants are limited to 2% of the International Equity Fund's net assets. Warrants acquired by the International Equity Fund in units or attached to securities are not subject to these limits.

     Short Sales.   The MicroCap Fund may engage in short sales. If the MicroCap
Fund engages in short sales, it need not segregate Fund assets if it "covers" the position. A position is "covered" if, at the time the Fund sells the security or thereafter, the Fund also owns that security or holds a call option on that security with a strike price no higher than the price at which the security was sold. For federal tax purposes, a short sale is considered consummated upon delivery of securities to close the short sale. The gains or losses realized by the Fund from short sale transactions normally will be
characterized as capital gains or       losses although short sales that are

part of certain hedging transactions or straddles may receive different tax treatment. Special rules generally operate to prevent the use of short sales to convert short-term capital gain into long-term capital gain and long-term
capital loss into short-term capital loss.   As a result, these transactions may
increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to its shareowners and may reduce the Fund's short-term capital loss available to reduce its ordinary income. The impact of the tax consequences of short sale transactions engaged in by the Fund on distributions to shareowners will be closely monitored.

     Guaranteed Investment Contracts. The Taxable Bond Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a separate account of the insurance company which has been segregated from the general assets of the issuer. The insurance company then pays to the Fund at the end of the contract an amount equal to the cash contributions adjusted for the total return of an index. A GIC is a separate account obligation of the issuing insurance company. A Fund will only purchase GICs from issuers which, at the time of purchase, are rated A or higher by Moody's or S&P, have assets of $1 billion or more and meet quality and credit standards established by the Adviser. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs are considered by the Fund to be subject to the 10% limitation on illiquid investments. Generally, a GIC allows a purchaser to buy an annuity with the money accumulated under the contract; however, a Fund will not purchase any such annuities.

     Small Companies and Unseasoned     Issuers.  Small companies in which the

Funds may invest may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger, more established companies, both because their securities are typically traded in lower volume and because the issuers are typically subject to a greater degree of change in their earnings and prospects.

     Companies in which the MicroCap and Emerging Growth Funds primarily invest will include those that have limited product lines, markets, or financial resources, or are dependent upon a small management group. In addition, because these stocks are not well known to the investing public, do not have significant institutional ownership, and are followed by relatively few securities analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Funds. Historically small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small companies to changing economic conditions and the fewer market makers and the wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the Funds will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

     Securities of unseasoned companies, that is, companies with less than three
years' of continuous operation, which   present risks considerably greater than

do common stocks of more established companies, may be acquired from time to time by the Special Growth Fund when the Adviser believes such investments offer possibilities of attractive capital appreciation.

     Each Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%, may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its shareowners. High portfolio turnover may result in the realization of substantial net capital gains; to the extent short-term capital gains are realized, distributions relating from such gains will be ordinary income for federal income tax purposes.


Additional Investment Limitations
---------------------------------

     Each Fund is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous" below).

     No Fund may:

     1. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

     2. Purchase securities of companies for the purpose of exercising control.

     3. Purchase or sell real estate or with respect to the International Equity Fund, real estate limited partnerships, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

     4. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

     5. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

     6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, indices of securities, futures contracts and options on futures contracts.

     7. Purchase securities on margin, make short sales of securities or maintain a short position (in an amount exceeding one-third of the Fund's net assets, with respect to the MicroCap Fund), except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and
related options and, with respect to    MicroCap Fund, short sales against the

box, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     8. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

     9. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

     10. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that, (a) with regard to all Funds except the Tax-Exempt Intermediate Bond Fund, there is no limitation with respect to instruments issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements secured by such instruments; (b) with regard to the Tax-Exempt Intermediate Bond Fund, there is no limitation with respect to instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments; (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(d) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     11. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of the total assets (one-third of the value of the total assets, with respect to the MicroCap Fund) at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets (one-third of the value of the total assets, with respect to the MicroCap Fund) at the time of such borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The MicroCap Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices described in this SAI or in the Prospectuses are not deemed to be pledged for purposes of this limitation.

     12. With respect to the Tax-Exempt Intermediate Bond Fund, invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax except during defensive periods or during unusual market conditions. For purposes of this fundamental policy, Municipal Obligations that are subject to federal alternative minimum tax are considered taxable.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation.

     If due to market fluctuations or other reasons, the amount of borrowings and reverse repurchase agreements exceed the limit stated above, the Funds (except the MicroCap Fund) will promptly reduce such amount. With respect to the MicroCap Fund, if due to market fluctuations or other reasons, the total assets of the Fund fall below 300% of its borrowings, the Fund will reduce its borrowings in compliance with the 1940 Act. Except as otherwise provided in Investment Restriction No. 10 above, for the purpose of such restriction, in determining industry classification with respect to the International Equity Fund, the Company intends to use the Morgan Stanley Capital International classification titles.

     With respect to investment limitation No. 3 under "Additional Investment Limitations" as it relates to the Tax-Exempt Intermediate Bond Fund, real estate shall include real estate mortgages. Although the foregoing investment limitations would permit the Tax-Exempt Intermediate Bond Fund to invest in options, futures contracts, options on futures contracts and engage in securities lending, the Fund, during the current fiscal year, does not intend to trade in such instruments (except that the Fund may purchase put options on Municipal Obligations as described in the Prospectus) or lend portfolio securities. Prior to engaging in any such transactions, the Fund will provide its shareowners with notice and add any additional descriptions concerning the instruments to the Prospectus and this SAI as may be required. With respect to investment limitation No. 10 under "Additional Investment Limitations," asset-
backed securities will be divided       according to the type of assets

underlying the security. For example, automobile loans, credit card receivables and installment sales contracts will each be considered a separate industry.

                                NET ASSET VALUE

     The net asset value per share of each Fund is calculated separately for the Institutional Shares, Retail A Shares and Retail B Shares by adding the value of all portfolio securities and other assets belonging to the particular Fund that are allocated to a particular series, subtracting the liabilities charged to that series, and dividing the result by the number of outstanding shares of that series. Assets belonging to a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular investment portfolio. The liabilities that are charged to a Fund are borne by each share of the Fund, except for certain payments under the Funds' Distribution and Service Plans and Shareowner Servicing Plans applicable only to Retail A Shares and the Funds' Services Plan applicable only to Retail B Shares. Subject to the provisions of the Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

     Shares which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. The value of a Fund's portfolio securities that are traded on stock exchanges outside the United States are based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation, except when an occurrence subsequent to the time a value was so established is
likely to have changed such value.      Exchange- traded securities for which

there were no transactions are valued on the average of the current bid and asked prices for the International Equity Fund and at the current bid prices for
the other Funds.   Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities trading in over-the-counter markets in European and Pacific Basin countries is normally completed well before 3:00 P.M. Central Time. In addition, European and Pacific Basin securities trading may not take place on all business days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the net asset value of a Fund, including the International Equity Fund, is not calculated. The calculation of the net asset value of a Fund, including the International Equity Fund, may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 3:00 P.M. Central Time, and at other times, may not be reflected in the calculation of net asset value of a Fund.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Computation of Offering Price of the Funds. An illustration of the computation of the initial offering price per share of the Retail A Shares based on the value of each such Fund's net assets and number of outstanding securities at October 31, 1998, revised to reflect sales loads in effect commencing January 1, 1999 as follows:

                       Short-Term   Intermediate   Tax-Exempt       Bond
                      Bond Market    Bond Market  Intermediate    IMMDEX TM
                          Fund          Fund          Fund          Fund
                         -----          -----         -----         -----


Net Assets (000s)       $75,410        $29,550       $32,466       $95,301
Number of Shares
  Outstanding (000s)     7,291          2,813         3,087         3,285
Net Asset Value
  Per Share              10.34          10.50         10.52         29.01
Sales Charge, 3.75%
  of offering price
  (3.90% of net asset     0.40          0.41          0.39          1.13
  value per share)
Public Offering Price    10.74          10.91         10.93         30.14

                        Balanced      Balanced       Growth        Equity
                         Income        Growth      and Income       Index
                          Fund          Fund          Fund          Fund
                         -----          -----         -----         -----
Net Assets (000s)       $10,614        $59,659      $190,329      $110,129
Number of Shares
  Outstanding (000s)      965           2,001         4,286         1,477
Net Asset Value
  Per Share              11.00          29.82         44.41         74.58
Sales Charge, 4.50%
  of offering price
  (4.71% of net asset     0.52          1.41          2.09          3.51
  value per share)
Public Offering Price    11.52          31.23         46.50         78.09

                                       Special      Emerging
                         Growth        Growth        Growth       MicroCap
                          Fund          Fund          Fund          Fund
                         -----          -----         -----         -----
Net Assets (000s)       $38,212       $136,146       $12,884       $12,419

Number of Shares
  Outstanding (000s)     1,059          3,622         1,348         1,003
Net Asset Value
  Per Share              35.72          37.59         9.56          12.38
Sales Charge, 4.50%
  of offering price
  (4.71% of net asset     1.68          1.77          0.45          0.58
  value per share)
Public Offering Price     7.40          39.36         10.04         12.96

                      International
                         Equity
                          Fund
                         -----
Net Assets (000s)        $6,486
Number of Shares
  Outstanding (000s)      427
Net Asset Value
  Per Share              15.18
Sales Charge, 4.50%
  of offering price
  (4.71% of net asset     .72
  value per share)
Public Offering Price    15.90


      Shareowner Organizations or Institutions may be paid by the Funds for advertising, distribution or shareowner services. Depending on the terms of the
particular account, Shareowner          Organizations or Institutions also may

charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Shareowner Organizations or Institutions are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.


      Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.)


      The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Company is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

      In addition to the situations described in the Funds' Prospectus under "Redemption of Shares," the Funds may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareowner to make full payment for shares purchased by the shareowner or to collect any charge relating to a transaction effected for the benefit of a shareowner which is applicable to Fund shares as provided in the Prospectus from time to time.

Reducing Your Sales Charge on Retail A  Shares.

----------------------------------------------

     A. Rights of Accumulation

     As stated in the Prospectus, a reduced sales charge applies to any purchase of Retail Shares of any Firstar Fund that is sold with a sales charge (an "Eligible Fund") where an investor's then current aggregate investment is $100,000 or more. "Aggregate investment" means the total of (a) the dollar amount of the then current purchase of shares of an Eligible Fund, and (b) the value (based on current net asset value) of previously purchased and beneficially owned shares of any Eligible Fund on which a sales charge has been paid. If, for example, an investor beneficially owns shares of one or more Eligible Fund, with an aggregate current value of $99,000 on which a sales charge has been paid and subsequently purchases shares of an Eligible Fund which is an Equity Fund having a current value of $1000, the sales charge applicable to the subsequent purchase would be reduced to 3.75% of the offering price. Similarly, each subsequent investment in Eligible Fund shares may be added to an investor's aggregate investment at the time of purchase to determine the applicable sales charge.

     B. Letter of Intent

     As discussed in the Prospectus, Shares of the Company purchased over a 13-month period through a Letter of Intent qualify for the same reduced sales charge as if all purchased at once. During the term of the Letter of Intent, the transfer agent will hold in escrow shares equal to 5% of the amount indicated in the Letter of Intent for payment of a higher sales charge if an investor does not purchase the full amount indicated in the Letter of Intent.
The escrow will be released when an     investor fulfills the terms of the

Letter of Intent by purchasing the specified amount. Any redemption made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. If total purchases qualify for a further sales charge reduction, the sales charge will be adjusted to reflect an investor's total purchases. If total purchases are less than the amount specified in the Letter of Intent, an investor will be requested to remit an amount equal to the difference between the sales charge actually paid and the sales charge applicable to the total purchases. If such remittance is not received within 20 days, the transfer agent, as attorney-in-fact pursuant to the terms of the Letter of Intent and at the Distributor's direction, will redeem an appropriate number of shares held in escrow to realize the difference. Signing a Letter of Intent does not bind an investor to purchase the full amount indicated as the sales charge in effect at the time of signing, but an investor must complete the intended purchase in accordance with the terms of the Letter of Intent to obtain the reduced sales charge. To apply, an investor must indicate his or her intention to do so under a Letter of Intent at the time of purchase of Shares.

      Exchange Privilege. By use of the exchange privilege, shareowners authorize the transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the shareowner or in some cases, the shareowner's registered representative or account representative of record, and believed by the transfer agent to be genuine. The transfer agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareowners.

      Exchange transactions described in paragraphs A, B, and C below will be made on the basis of the relative net asset values per share of the Funds involved in the transaction.

     A. Retail Shares of any Fund purchased with a sales charge may be exchanged
without a sales charge for Retail       Shares of any other Fund offered by the

Company with a sales charge. Retail B Shares may be exchanged without the payment of any CDSC at the time the exchange is made. In determining the holding period for calculating the CDSC payable on redemptions of Retail B Shares, the holding period of the Retail B Shares originally held will be added to the holding period of the Retail B Shares acquired through exchange.

      B. Shares of any Fund offered by the Company acquired by a previous exchange transaction involving Retail Shares on which a sales charge has directly or indirectly been paid (e.g. shares purchased with a sales charge or issued in connection with an exchange involving shares that had been purchased with a sales charge) as well as additional Shares acquired through reinvestment of dividends or distributions on such Shares may be exchanged without a sales charge for Retail Shares of any other Fund offered by the Company with a sales charge. To accomplish an exchange under the provisions of this paragraph, investors must notify the transfer agent of their prior ownership of Retail Shares and their account number.

      C. Shares of any Fund offered by the Company may be exchanged without a sales charge for Shares of any other Fund of the Company that is offered without a sales charge.

      Shares in a Fund from which the shareowner is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareowner is investing will be purchased at the net asset value per share next determined (plus any applicable sales charge) after acceptance of the request by the Company in accordance with the policies for accepting investments. Exchanges of Shares will be available only in states where they may legally be made.


     Exemptions from CDSC. Certain types of redemptions may also qualify for an exemption from the contingent deferred sales charge. To receive exemptions (vi) or (viii) below, a shareowner must explain the status of his or her redemption. If you think you may be eligible for a contingent deferred sales charge waiver listed below, be sure to notify your Shareowner Organization or the Distributor at the time Retail B Shares are redeemed. The following are more detailed descriptions of certain of the instances in which certain of the contingent deferred sales charge will not be assessed, as summarized in the prospectus.

(i) redemptions in connection with required (or, in some cases discretionary) distributions to participants or beneficiaries of an employee pension, profit sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code");

(ii) redemptions in connection with required (or, in some cases discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial account maintained pursuant to Section 403(b)(7) of the Code due to death, disability or the attainment of a specified age;

(iii) redemptions in connection with the death or disability of a shareowner; or

(iv) redemptions resulting from a certain tax-free return of an excess contribution.


     Additional Information Regarding Shareowner Services for Retail Shares
     ----------------------------------------------------------------------

     The Retail A and Retail B Shares   of the Funds offer a Periodic

Investment Plan whereby a shareowner may automatically make purchases of shares of a Fund on a regular, monthly basis ($50 minimum per transaction). Under the Periodic Investment Plan, a shareowner's designated bank or other financial institution debits a preauthorized amount on the shareowner's account each month and applies the amount to the purchase of Retail A and Retail B Shares. The Periodic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by a Fund for participation in the Periodic Investment Plan. A $20 fee will be imposed by the transfer agent if sufficient funds are not available in the shareowner's account or the shareowner's account has been closed at the time of the automatic transaction.

     The Periodic Investment Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in Retail A or Retail B Shares at predetermined intervals. This may help investors to reduce their average cost per share because the agreed upon fixed investment amount allows more Retail A or Retail B Shares to be purchased during periods of lower Retail A or Retail B Share prices and fewer Retail A or Retail B Shares to be purchased during periods of higher Retail A or Retail B Share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Retail A or Retail B Shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems his Retail A or Retail B Shares at a
price which is lower than their         purchase price.  An investor may want

to consider his financial ability to continue purchases through periods of low price levels.

     The Retail A and Retail B Shares of the Funds permit shareowners to effect ConvertiFund R transactions, an automated method by which a Retail shareowner may invest proceeds from one account to another account of the Retail A or Retail B Shares of the Firstar family of funds, as the case may be. Such proceeds include dividend distribution, capital gain distributions and systematic withdrawals. ConvertiFund R transactions may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account.

     The Retail A and Retail B Shares of the Funds offer shareowners a Systematic Withdrawal Plan, which allows a shareowner who owns shares of a Fund worth at least $5,000 at current net asset value at the time the shareowner initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareowner or as otherwise directed at regular intervals.

Special Procedures for In-Kind Payments
----------------------------------------

     Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in its Prospectus. For further information about this form of payment, contact Investor Services at 414-287-3710. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the
securities be in proper form for        transfer to the Fund; that adequate

information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.

                              DESCRIPTION OF SHARES

     The Company's Articles of Incorporation authorize the Board of Directors to issue up to 150,000,000,000 full and fractional shares of common stock, $.0001 par value per share, which is divided into thirty classes (each, a "class" or "fund"). Each class below is divided into three series designated as Institutional Shares, Retail A Shares and Retail B Shares (each, a "Series") and consists of the number of shares set forth next to its Fund name in the table below:


Class-Series of     Fund in which Stock        Number of Authorized
Common Stock        Represents Interest        Shares in Each Series
---------------     --------------------      -----------------------

6-Institutional        Special Growth               500 Million
6-A                                                 500 Million
6-B                                                 500 Million
7-Institutional        Bond IMMDEX TM               500 Million
7-A                                                 500 Million

7-B                                                 500 Million
8-Institutional        Equity Index                 500 Million
8-A                                                 500 Million
8-B                                                 500 Million
9-Institutional        Growth and       Income                 500 Million

9-A                                                 500 Million
9-B                                                 500 Million
10-Institutional       Short-Term Bond Market       500 Million
10-A                                                500 Million
10-B                                                500 Million
11-Institutional       Balanced Growth              500 Million
11-A                                                500 Million
11-B                                                500 Million
12-Institutional       Growth                       500 Million
12-A                                                500 Million
12-B                                                500 Million
13-Institutional       Intermediate Bond Market     500 Million
13-A                                                500 Million
13-B                                                500 Million
14-Institutional       Tax-Exempt Intermediate Bond 500 Million
14-A                                                500 Million
14-B                                                500 Million
15-Institutional       International Equity         500 Million
15-A                                                500 Million
15-B                                                500 Million
16-Institutional       MicroCap                     50 Million
16-A                                                50 Million
16-B                                                50 Million
17-Institutional       Balanced Income              100 Million
17-A                                                100 Million
17-B                                                100 Million
18-Institutional       Emerging Growth              100 Million
18-A                                                100 Million
18-B                                                100 Million

     The Board of Directors has also authorized the issuance of classes 1
through 5 common stock representing     interests in five other separate

investment portfolios which are described in a separate statement of additional information. The remaining authorized shares are classified into eleven additional classes representing interests in other potential future investment portfolios of the Company. The Directors may similarly classify or reclassify any particular class of shares into one or more additional series.

     In the event of a liquidation or dissolution of the Company or an individual Fund, shareowners of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative assets of the Company's respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Subject to the allocation of certain costs, expenses, charges and reserves attributed to the operation of a particular series as described in the Funds' Prospectuses, shareowners of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareowner.

     Shareowners of each class of the Funds are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shareowners of the Funds, as well as those of any other investment portfolio offered by the Company, will vote together in the aggregate and not separately on a portfolio-by -portfolio basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareowners of a particular class or a particular series within a class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the shareowners of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Directors may be effectively acted upon by shareowners of the Company voting together in the aggregate without regard to particular portfolios. Similarly, on any matter submitted to the vote of shareowners which only pertains to agreements, liabilities or expenses applicable to one series of a Fund (such as a Distribution and Service Plan applicable to Retail A or B Shares) but not the other series of the same Fund, only the affected series will be entitled to vote. Each Retail Share of a Fund represents an equal proportionate interest with other Retail Shares in that Fund. Shares are entitled to such dividends and distributions earned on its assets as are declared at the discretion of the Board of Directors. Shares of the Funds do not have preemptive rights.

      When issued for payment as described in the Funds' Prospectus and this SAI, shares of the Funds will be fully paid and non-assessable by the Company, except as provided in Section 180.0622(2)(b) of the Wisconsin Business Corporation Law, as amended, which in general provides for personal liability on the part of a corporation's shareowners for unpaid wages of employees. The Company does not intend to have any employees and, to that extent, the foregoing statute will be inapplicable to holders of Fund shares and will not have a material effect on the Company.

      The Articles of Incorporation authorize the Board of Directors, without shareowner approval (unless otherwise required by applicable law), to: (a) sell and convey the assets belonging to a series of shares to another management
investment company for consideration    which may include securities issued by

the purchaser and, in connection therewith, to cause all outstanding shares of such series to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a series of shares into money and, in connection therewith, to cause all outstanding shares of such series to be redeemed at their net asset value; or (c) combine the assets belonging to a series of shares with the assets belonging to one or more other series of shares if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareowners of any series participating in such combination and, in connection therewith, to cause all outstanding shares of any such series to be redeemed or converted into shares of another series of shares at their net asset value.


                    ADDITIONAL INFORMATION CONCERNING TAXES

     Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

     The Tax Exempt Intermediate Bond Fund intends to invest all or substantially all, of its assets in debt obligations, the interest on which is exempt for federal income tax purposes. For the Fund to pay tax-exempt
dividends for any taxable year, at      least 50% of the aggregate value of the

Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations.

      The Tax-Exempt Intermediate Bond Fund is designed to provide investors with current tax-exempt interest income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund may not be suitable for tax-exempt institutions, or for retirement plans qualified under Section 401 of the Internal Revenue Code of 1986 (the "Code"), H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Fund's dividends being tax-exempt, but such dividends ultimately would be taxable to the beneficiaries when distributed to them. In addition, the Fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities ,or for whom such facilities, or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareowners.



                           MANAGEMENT OF THE COMPANY

      The business and affairs of the Funds are managed under the direction of the Board of Directors of the Company. The Board is responsible for acting on behalf of the shareowners.

      The Board does not normally hold shareholder meetings except when required by the 1940 Act or other applicable law. For example the Board will call a shareowner meeting to vote on the question or removal of a board member.

Directors and Officers
----------------------

            The Directors and Officers of the Company, their addresses, principal occupations during the past five years and other affiliations are as follows:


                                   Position(s) held                Principal Occupations During Past 5 Years and
Name, Address & Age                with the Company                Other Affiliations
------------------------------------------------------------------------------------------------------------------
James M. Wade                      Chairman of the Board            Vice President and Chief Financial Officer,
2802 Wind Bluff Circle                                              Johnson Controls, Inc. (a controls manufacturing
Wilmington, NC  28409                                               company)
Age: 55                                                             January 1987-May 1991.

Glen R. Bomberger                  Director                         Executive Vice President, Chief Financial
One Park Plaza                                                      Officer and Director, A.O. Smith Corporation (a
11270 West Park Place                                               diversified manufacturing company) since
Milwaukee, WI  53224-3690                                           January 1987; Director of companies affiliated
Age: 61                                                             with A.O. Smith Corporation; Chief Financial
                                                                    Officer, Director and Vice President, Smith
                                                                    Investment Company; Officer and Director of
                                                                    companies affiliated with Smith Investment
                                                                    Company.

Jerry G. Remmel                    Director                         Vice President, Treasurer and Chief Financial
16650A Lake Circle                                                  Officer of Wisconsin Energy Corporation 1994-
Brookfield, WI  53005                                               1996; Treasurer of Wisconsin Electric Power
Age: 67                                                             Company 1973-1996; Director of Wisconsin
                                                                    Electric Power Company 1989-1996; Senior
                                                                    Vice President, Wisconsin Electric Power
                                                                    Company 1988 - 1994; Chief Financial Officer,
                                                                    Wisconsin Electric Power Company 1983-1996;
                                                                    Vice President and Treasurer, Wisconsin
                                                                    Electric Power Company, 1983 - 1989.

Richard K. Riederer                Director                         President and Chief Executive Officer of

400 Three Springs Drive                                             Weirton Steel since 1995; Director of Weirton
Weirton, WV  26062-4989                                             Steel since 1993; Executive Vice President and
Age: 54                                                             Chief Financial Officer, Weirton Steel January
                                                                    1994 - 1995; Vice President of Finance and
                                                                    Chief Financial Officer, Weirton Steel January
                                                                    1989-1994; Member, Board of Directors of
                                                                    American Iron and Steel Institute since 1995;
                                                                    Member, Board of Directors, National
                                                                    Association of Manufacturers since 1995;
                                                                    Member, Board of Directors, WESBANCO
                                                                    since September 1997.

Charles R. Roy*                    Director                         Vice President - Finance, Chief Financial
14245 Heatherwood Court                                             Officer and Secretary, Rexnord Corporation (an
Elm Grove, WI  53122                                                equipment manufacturing company), 1988 -
Age: 68                                                             1992; Vice President - Finance and
                                                                    Administration, Rexnord Inc., 1982 - 1988;
                                                                    Officer and Director of several Rexnord
                                                                    subsidiaries until 1992.

Mary Ellen Stanek                  Director, President              President of FIRMCO since 1994 and Chief
777 E. Wisconsin Avenue,           and Treasurer                    Executive Officer, FIRMCO since 1998;
Suite 800                                                           Director of FIRMCO since 1992 and Director
Milwaukee, WI  53202                                                Fixed Income Securities of FIRMCO since


Age: 42                                                             1990.



Bruce McConnel, III                Secretary                        Partner of the law firm of Drinker Biddle &

Philadelphia National Bank Building                                 Reath LLP.
1345 Chestnut Street
Philadelphia, PA  19107
Age: 55

Laura J. Rauman                    Vice President                   Vice President of Operations, FIRMCO since
777 E. Wisconsin Avenue,                                            1995; Senior Auditor, Price Waterhouse, LLP,
Suite 800                                                           prior thereto
Milwaukee, WI 53202
Age: 29

Joseph C. Neuberger                Assistant Treasurer              Vice President, Firstar Mutual Fund Services,
615 E. Michigan Street                                              LLC since 1994; Manager,
Milwaukee, WI 53202                                                 Arthur Andersen LLP, prior thereto.
Age: 37

Bronson J. Haase                   Director                         President and CEO of Wisconsin Bell
626 E. Wisconsin Avenue                                             Communications since 1993; President of
Milwaukee, WI 53202                                                 Ameritech-Wisconsin since 1993; President
Age: 54                                                             and CEO of Wisconsin Gas Company,
                                                                    WICOR Energy, FieldTech and Vice President
                                                                    of WICOR, Inc. since 1998; Trustee of
                                                                    Roundy Foods.


* Messrs. Haase, Roy and Stanek are considered by the Company to be "interested persons" of the Company as defined in the 1940 Act.

     The following chart provides certain information about the Director fees for the year ended October 31, 1998 of the Company's Directors.


                                                                   TOTAL
                                 PENSION OR                    COMPENSATION
                                 RETIREMENT                        FROM
                                  BENEFITS       ESTIMATED        COMPANY
                 COMPENSATION    ACCRUED AS       ANNUAL         AND FUND
    NAME OF        FROMETHEE    PART OF FUND   BENEFITS UPON  COMPLEX<F1> PAID
PERSON/POSITION     COMPANY       EXPENSES      RETIREMENT      TO DIRECTORS
---------------     -------       --------      ----------      ------------
 James M. Wade      $18,500          $0             $0            $18,500
Chairman of the
     Board

    Glen R.         $15,000<F2>      $0             $0            $15,000
   Bomberger
   Director

Jerry G. Remmel     $15,000          $0             $0            $15,000
   Director

  Richard K.        $15,000          $0 $0            $15,000

   Riederer
   Director

Charles R. Roy      $15,000          $0             $0            $15,000
   Director

Bronson J. Haase     $3,500          $0             $0             $3,500
   Director


     <F1> The "Fund Complex" includes only the Company.
     <F2> Includes $15,000 which Mr. Bomberger elected to defer under the
          Company's deferred compensation plan.

     Each Director receives an annual fee of $10,000, a $1,000 per meeting attendance fee and reimbursement of expenses incurred as a Director. The Chairman of the Board is entitled to receive an additional $3,500 per annum for services in such capacity. For the fiscal year ended October 31, 1998, the Directors and Officers received aggregate fees and reimbursed expenses of $82,754. Ms. Stanek, Ms. Rauman and Mr. Neuberger receive no fees from the Company for their services as President and Treasurer, Vice President and Assistant Treasurer respectively, although FIRMCO, of which Ms. Stanek and Ms. Rauman are President and Vice President, respectively, receives fees from the Company for advisory services and Firstar Mutual Fund Services, LLC of which Mr. Neuberger is Vice President, receives fees from the Company for administration, transfer agency and accounting services. FIRMCO is a wholly owned subsidiary of Firstar Corporation. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this SAI, the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of each Fund.

      Directors, employees, retirees    and their families of Firstar

Corporation or its affiliates are exempt and do not have to pay front-end sales charges (provided the status of the investment is explained at the time of investment) on purchases of Retail A Shares. These exemptions to the imposition of a front-end sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.

Advisory Services
------------------

      FIRMCO became the investment adviser to the Short-Term Bond Market Fund, Special Growth Fund, Bond IMMDEX_ Fund and Equity Index Fund as of February 3, 1992 and became the investment adviser to the Growth and Income Fund effective June 17, 1993. Prior thereto, investment advisory services were provided by Firstar Trust Services, an affiliate of FIRMCO. Firstar Corporation has guaranteed all obligations incurred by FIRMCO in connection with its Investment Advisory Agreement. FIRMCO is also the investment adviser to the Growth Fund, Intermediate Bond Market Fund, Balanced Income Fund, Balanced Growth Fund, Tax-Exempt Intermediate Bond Fund, Emerging Growth Fund, MicroCap Fund and International Equity Fund. In its Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Funds.

      In addition to the compensation stated in the Prospectus, the Adviser is entitled to 4/10ths of the gross income earned by each Fund on each loan of its securities, excluding capital gains or losses, if any. Pursuant to current policy of the SEC, the Adviser does not intend to receive compensation for such securities lending activity. The Adviser may voluntarily waive advisory fees otherwise payable by the Funds.


      For the services provided and expenses assumed by the Adviser under its Investment Advisory Agreement in effect for the fiscal years ended October 31, 1998, 1997 and1996, the Adviser earned and waived advisory fees as follows:


                  Advisory Fees Earned (Advisory Fees Waived)
                 ----------------------------------------------


                                                          1998                     1997                       1996
                                                          -----                    -----                      -----
Short-Term Bond Market Fund                     $1,079,885 (528,964)          $669,603 (605,038)           $552,764 (556,286)

Special Growth Fund                                   5,243,197 (24)               5,168,254 (0)              4,279,091 (250)

Bond IMMDEX TM Fund                                    1,551,355 (0)               1,294,766 (0)            1,074,956 (1,673)

Equity Index Fund                                1,256,499 (179,779)                 815,050 (0)                  555,115 (0)

Intermediate Bond Market Fund                    1,490,958 (410,430)           778,669 (345,403)            562,082 (288,147)

Growth Fund                                           1,663,120 (72)           1,470,245 (2,052)            1,245,050 (8,639)

Balanced Growth Fund                             1,748,712 (403,169)         1,056,380 (334,926)            789,896 (309,983)

Growth and Income Fund                                 4,513,188 (0)              3,086,069 (45)           1,870,213 (18,262)

Tax-Exempt Intermediate Bond Fund                  424,521 (207,408)           109,101 (176,855)             40,050 (159,121)

International Equity Fund                          861,332 (219,464)           422,050 (370,710)            302,570 (332,273)

Emerging Growth Fund                               500,944 (135,525)        46,258 (28,226) <F1>

Balanced Income Fund                              237,395 (177,189) <F3>

MicroCap Fund                                                                                           609,196 (72,149) <F2>
                                                   1,687,713 (2,576)              1,318,931 (33)                356,130 (135)



------------------------
<F1> From inception (August  15, 1997) to October 31,1997.
<F2> For the fiscal periods August 1, 1995 through June 30,1996 and July 1,1996 through October 31,1996.
<F3> From inception (December 1,1997) to October 1,1998.

      Under its Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

      With regard to the International Equity Fund, under the Investment Advisory Agreement, the Adviser is authorized to delegate its responsibilities to another adviser. The Adviser has appointed Hansberger Global Investors, Inc. as Sub-Adviser to the International Equity Fund. The Sub-Adviser determines the securities to be purchased, retained or sold by the Fund. See "Sub-Adviser" below.

      Sub-Adviser. The International Equity Fund receives sub-advisory services from Hansberger Global Investors, Inc. (the "Sub-Adviser"). Under the terms of the Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser furnishes investment advisory and portfolio management services to the International Equity Fund with respect to its investments. The Sub-Adviser is responsible for decisions to buy and sell the International Equity Fund's investments and all other transactions related to investment therein. The Sub-Adviser negotiates brokerage commissions and places orders of purchases and sales of the International Equity Fund's portfolio securities. During the term of the Sub-Advisory Agreement, the Sub-Adviser will bear all expenses incurred by it in connection with its services under such agreement.

      Pursuant to the Sub-Advisory Agreement, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser or reckless disregard of its obligations and duties thereunder, or loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Sub-Adviser will not be subject to any liability to the Adviser, the International Equity Fund or the Company, or to any shareowner of the International Equity Fund or the Company, for any act or omission in the course of, or connected with, rendering services under the Sub-Advisory Agreement. See "Banking Laws and Regulations" below for information regarding certain banking laws and regulations and their applicability to the Sub-Adviser and its services under the Sub-Adviser agreement.

      Prior to September 2, 1997, State Street Bank and Trust Company served as sub-adviser to the International Equity Fund. For the services provided under the sub-advisory agreements in effect for the fiscal years ended October 31, 1998, 1997 and 1996, the Sub-Adviser and State Street Bank and Trust Company earned and waived sub-advisory fees as follows:

                 Sub-Advisory Fees Earned (Sub-Advisory Fees Waived)

                              1998              1997              1996
                              -----             -----             -----

International Equity     381,819 (0)       227,372 (0)       161,584 (0)
Fund


      Banking Laws and Regulations. Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, presently (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent and upon order of a customer. In 1971, the United States Supreme Court held in Investment Company Institute vs. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act"), or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but did not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. FIRMCO and Firstar Trust Services ("Firstar Trust") are subject to such banking laws and regulations.

      FIRMCO and Firstar Trust believe that they may perform the services for the Funds contemplated by their respective agreements with the Company without violation of the Glass-Steagall Act or other applicable banking laws or regulations. These companies further believe that, if the question were properly presented, a court should hold that these companies may each perform such activities without violation of the Glass-Steagall Act or other applicable banking laws and or regulations. It should be noted, however, there have been no cases deciding whether banks and their affiliates may perform services comparable to those performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent such companies from continuing to perform such services for the Funds. If the companies were prohibited from continuing to perform advisory, accounting, shareowner servicing and custody services for the Funds, it is expected that the Board of Directors would recommend that the Funds enter into new agreements or would consider the possible termination of the Funds. Any new advisory or sub-advisory agreement would be subject to shareowner approval.

      Shares of the Funds are not bank deposits, are neither endorsed by, insured by, or guaranteed by, obligations of, nor otherwise supported by the FDIC, the Federal Reserve Board, Firstar Bank, N.A. or FIRMCO, their affiliates or any other bank, or any other governmental agency. An investment in the Funds involves risks including possible loss of principal.

Administration and Distribution Services
-------------------------------------------

      Firstar Trust Company became a Co-Administrator to the Funds on September 1, 1994, and assigned its rights and obligations to Firstar Mutual Fund Services, LLC on October 1, 1998, and B. C. Ziegler and Company ("Ziegler") became a Co-Administrator to the Funds on January 1, 1995. Under the Co-

Administration Agreement, the following administrative services are provided jointly by the Co-Administrators: assist in maintaining office facilities, furnish clerical services, stationery and office supplies; monitor the company's arrangements with respect to services provided by Shareowner Organizations and Institutions; and generally assist in the Funds' operations. The following administrative services are provided by Ziegler: review and comment upon the registration statement and amendments thereto prepared by Firstar Mutual Fund Services, LLC or counsel to the Company, as requested by Firstar Mutual Fund Services, LLC; review and comment upon sales literature and advertising relating to the Company, as requested by Firstar Mutual Fund Services, LLC; assist in the administration of the marketing budget; periodically review Blue Sky registration and sales reports for the Funds; attend meetings of the Board of Directors, as requested by the Board of Directors of the Company; and such other services as may be requested in writing and expressly agreed to by Ziegler. The following administrative services are provided by Firstar Mutual Fund Services, LLC: compile data for and prepare, with respect to the Funds, timely Notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act and Semi-Annual Reports to the SEC and current Shareowners; coordinate execution and filing by the Company of all federal and state tax returns and required tax filings other than those required to be made by the Company's custodian and transfer agent; prepare compliance filings and Blue Sky registrations pursuant to state securities laws with the advice of the Company's counsel; assist to the extent requested by the Company with the Company's preparation of Annual and Semi-Annual reports to Fund shareowners and Registration Statements for the Funds; monitor each Fund's expense accruals and cause all appropriate expenses to be paid on proper authorization from each Fund; monitor each Fund's status as a regulated investment company under Subchapter M of the Code; maintain each Fund's fidelity bond as required by the 1940 Act; and monitor compliance with the policies and limitations of each Fund as set forth in the Prospectus, SAI, By-laws and Articles of Incorporation.

     The Co-Administrators are entitled to receive a fee for their administrative services, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. The Co-Administrators may voluntarily waive all or a portion of their administrative fee from time to time. These waivers may be terminated at any time at the Co-Administrators' discretion.

      Each of the Co-Administrators has agreed to pay all expenses incurred by it in connection with its administrative activities. Under the Co-Administration Agreement, the Co-Administrators are not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Co-Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Co-Administrators in the performance of their respective duties or from their reckless disregard of their duties and obligations under the Agreement.

      The Distributor provides distribution services for each Fund as described in the Funds' Prospectus pursuant to a Distribution Agreement with the Funds under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use its best efforts to solicit orders for the sale of shares, although it is not obliged to sell any particular amount of shares. The Distributor causes expenses to be paid for the cost of printing and distributing prospectuses to persons who are not shareowners of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Funds' shares) and of printing and distributing all sales literature. For the fiscal year ended October 31, 1998, 1997, and 1996 Ziegler received no fees for its distribution services.

For its administrative services for the fiscal years ended October 31, 1998, 1997 and 1996, the Co-Administrators earned and waived the following administrative fees:


                                      Administration Fees Earned (Administration Fees Waived)
                                    ------------------------------------------------------------

                                                 1998                              1997                          1996
                                                 ----                              ----                          ----

Short-Term Bond Market Fund               $196,314  (126,882)                $86,550 (149,862)            $83,969 (127,339)

Special Growth Fund                        762,353 (492,978)                 245,929 (521,369)            257,995 (394,054)

Bond IMMDEX TM Fund                        564,889 (364,601)                 167,223 (318,234)            159,028 (251,337)


Equity Index Fund                          549,395 (353,692)                 134,156 (229,162)            159,028 (251,337)

Intermediate Bond Market Fund              325,630 (210,207)                 79,413 (171,118)              78,123 (116,341)

Growth Fund                                242,192 (156,347)                 71,750 (146,715)              75,054 (115,984)

Balanced Income Fund                      34,604 (22,106)<F3>

Balanced Growth Fund                       254,629 (164,087)                 73,298 (133,271)              65,092 (102,563)

Growth and Income Fund                     657,554 (423,689)                 171,898 (286,778)             65,092 (102,563)

Tax-Exempt Intermediate Bond Fund           92,760 (59,803)                   22,619 (41,122)              20,315 (25,259)

International Equity Fund                   69,690 (44,829)                   20,840 (38,741)              20,015 (30,231)

MicroCap Fund                                                                                            23,766 (30,742)<F1>
                                           122,665 (79,285)                   29,709 (68,284)              12,113 (12,058)

Emerging Growth Fund                        73,031 (46,986)                  3,488 (7,567)<F2>


<F1> For the fiscal periods August 1, 1995 through June 30, 1996 and July 1,
     1996 through October 31, 1996.
<F2>  From inception (August 15, 1997) to October 31, 1997.
<F3>  From inception (December 1,1997) to October 31, 1998.

Shareowner Organizations
-------------------------

Retail A Shares

      As stated in the Funds' Prospectus the Funds intend to enter into agreements from time to time with Shareowner Organizations providing for support and/or distribution services to customers of the Shareowner Organizations who are the beneficial owners of Retail A Shares of the Fund. Under the agreements, the Funds may pay Shareowner Organizations up to 0.25% (on an annualized basis) of the average daily net asset value of Retail A Shares beneficially owned by their customers. Support services provided by Shareowner Organizations under their Service Agreements or Distribution and Service Agreements may include:
(i) processing dividend and distribution payments from a Fund; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing sub-accounting with respect to shares beneficially owned by customers or the information necessary for sub-accounting; (vi) forwarding shareowner communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers; (viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Funds. In addition, Shareowner Organizations, under the Distribution and Service Plans applicable to Retail A Shares, may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Retail A Shares. All fees paid under these agreements are borne exclusively by the Funds' Retail A Shares.

     The Funds' arrangements with Shareowner Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan) for the Retail A Shares, which have been adopted by the Board of Directors.

Retail B Shares

     The Company has also adopted a Distribution and Service Plan pursuant to Rule 12b-1 and a Service Plan with respect to the Retail B Shares of the Funds. Under the Distribution and Service Plan, payments by the Company (i) for distribution expenses may not exceed .__% (annualized) of the average daily net assets attributable to a Fund's outstanding Retail B Shares; (ii) for shareholder liaison services and/or administrative support services may not exceed .25% (annualized) and .__% (annualized), respectively, of the average daily net assets attributable to each Fund's outstanding Retail B Shares. Under the separate Service Plan for the Retail B Shares, payments by the Company for shareholder liaison services and/or administrative support services may not exceed .25% (annualized) and .25% (annualized), respectively, of the average daily net assets attributable to each Fund's outstanding Retail B Shares. The Company intends to limit the Funds' payments for shareholder liaison and administrative support services to an aggregate of not more than [.25]% (on an annualized basis) of the average daily net asset value of Retail B Shares.

      Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Retail A and Retail B Shares (in addition to support services), those Plans have been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Board of Directors reviews, at least quarterly, a written report of the amounts expended in connection with the Funds' arrangements under the Plans and the purposes for which the expenditures were made. In addition, the arrangements must be approved annually by a majority of the Directors, including a majority of the Directors who are not "interested persons" of the Funds (as defined in the 1940 Act) and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

      The Funds believe that there is a reasonable likelihood that their arrangements with Shareowner Organizations will benefit each Fund and the holders of Retail A or Retail B Shares as a way of allowing Shareowner Organizations to participate with the Funds in the provision of support and distribution services to customers of the Shareowner Organization who own Retail A or Retail B Shares. Any material amendment to the arrangements with Shareowner Organizations under other agreements must be approved by a majority of the Board of Directors (including a majority of the Disinterested Directors), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to a Fund must be approved by the holders of a majority of the outstanding Retail A or Retail B Shares of the Fund involved. So long as the Plans are in effect, the selection and nomination of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Directors.

      The Funds paid fees to Shareowner Organizations, none of which were affiliated with the Adviser, pursuant to the Service Plan for Retail A Shares for the fiscal year ended October 31, 1998 as follows:


                                                Fees Earned by Non-Affiliated
                                                   Shareowner Organizations
                                                 ----------------------------

          Short-Term Bond Market Fund                          $773
          Special Growth Fund                                 2,163

          Bond IMMDEX TM Fund                                     0
          Equity Index                                        4,301
          Intermediate Bond Market Fund                          83

          Growth Fund                                             5
          Balanced Income                                         0
          Balanced Growth Fund                                  395
          Growth and Income Fund                              1,068
          Tax-Exempt Intermediate Bond Fund                       0
          International Equity Fund                               0
          MicroCap Fund                                           0
          Emerging Growth                                         0


      The Funds paid fees to Shareowner Organizations, all of which were affiliated with the Adviser, pursuant to the Service Plan for Retail A Shares for the fiscal year ended October 31, 1998 as follows:

                                                   Fees Earned by Affiliated
                                                    Shareowner Organizations
                                                   ---------------------------

                  Short-Term Bond Market Fund               $169,222
                  Special Growth Fund                        381,221
                  Bond IMMDEX TM Fund                        196,204
                  Equity Index Fund                          239,637
                  Intermediate Bond Market Fund               62,191
                  Balanced Income Fund                        10,544
                  Growth Fund                                 81,362
                  Balanced Growth Fund                       135,464
                  Growth and Income Fund                     414,008
                  Tax-Exempt Intermediate Bond Fund           61,560
                  International Equity Fund                   17,228
                  MicroCap Fund                               39,987
                  Emerging Growth Fund                        23,438

     Under the terms of their agreement with Firstar, Shareowner Organizations are required to provide a schedule of any fees that they may charge to their customers relating to the investment of their assets in shares covered by the agreements. In addition, investors should contact their Shareowner Organizations with respect to the availability of shareowner services and the particular Shareowner Organization's procedures for purchasing and redeeming shares. It is the responsibility of Shareowner Organizations to transmit purchase and redemption orders and record those orders in customers' accounts on a timely basis in accordance with their agreements with customers. At the request of a Shareowner Organization, the transfer agent's charge of $12.00 for each payment made by wire of redemption proceeds may be billed directly to the Shareowner Organization. No amounts were paid under the Plans applicable to the Retail B Shares during the fiscal year ended October 31, 1998.


            CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES AGENT

      Firstar Bank Milwaukee, N.A. serves as custodian of all the Funds' assets. Under the Custody Agreement, Firstar Bank Milwaukee, N.A. has agreed to (i) maintain a separate account in the name of each Fund, (ii) make receipts and disbursements of money on behalf of each Fund, (iii) collect and receive all income and other payments and distributions on account of each
Fund's portfolio investments, (iv)      respond to correspondence from
shareowners, security brokers and others relating to its duties and (v) make periodic reports to the Company concerning each Fund's operations. Firstar Bank Milwaukee, N.A. may, at its own expense, open and maintain a custody account or accounts on behalf of each Fund with other banks or trust companies, provided that Firstar Bank Milwaukee, N.A. shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. For its services as custodian, Firstar Bank Milwaukee, N.A. is entitled to receive a fee, payable monthly, based on the annual rate of 0.02% of the Company's first $2 billion of total assets, plus 0.015% of the Company's next $2 billion of total assets, and 0.01% of the Company's next $1 billion and 0.005% on the balance. In addition, Firstar Bank Milwaukee, N.A., as custodian, is entitled to certain charges for securities transactions and reimbursement for expenses. The Chase Manhattan Bank performs certain foreign custodial services related to the International Equity Fund.

      Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for each Fund under a Shareowner Servicing Agent Agreement. As transfer and dividend disbursing agent, Firstar Mutual Fund Services, LLC has agreed to (i) issue and redeem shares of the Funds, (ii) make dividend and other distributions to shareowners of the Funds, (iii) respond to correspondence by Fund shareowners and others relating to its duties, (iv) maintain shareowner accounts, and (v) make periodic reports to the Funds. For its transfer agency and dividend disbursing services, Firstar Mutual Fund Services, LLC is entitled to receive a fee at the rate of $15.00 per shareowner account with an annual minimum of $24,000 per Fund, plus certain other transaction charges and reimbursement for expenses.

      In addition, all of the Funds have entered into a Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC pursuant to which Firstar Mutual Fund Services, LLC has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds. For its accounting services, Firstar Mutual Fund Services, LLC is entitled to receive fees, payable monthly, at the following annual rates of the market value of each Fund's assets; Balanced Income Fund, Balanced Growth Fund, Growth and Income Fund, Equity Index Fund, Growth Fund, Special Growth Fund, Emerging Growth Fund, MicroCap Fund -- $27,500 on the first $40 million, 0.0125% on the next $200 million, and 0.00625% on the balance, plus out-of-pocket expenses, including pricing expenses; and Short-Term Bond Market Fund, Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond Fund, Bond IMMDEX_ Fund and International Equity Fund -- $31,250 on the first $40 million, 0.025% on the next $200 million, 0.0125% on the next $200 million, 0.00625% on the balance, plus out-of-pocket expenses, including pricing expenses.

                                    EXPENSES

      Operating expenses of the Funds include taxes, interest, fees and expenses of Directors and officers, SEC fees, state securities and qualification fees, advisory fees, administrative fees, Shareowner Organization fees (Retail A Shares only), charges of the custodian and transfer agent, dividend disbursing agent and accounting services agent, certain insurance premiums, auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareowners, costs of shareowner reports and meetings, membership fees in the Investment Company Institute, and any extraordinary expenses. The Funds also pay any brokerage fees, commissions and other transactions charges (if any) incurred in connection with the purchase or sale of portfolio securities.


                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

                       , independent accountants, serve as auditors for the Company. The Company's Annual Report to Shareholders with respect to the Funds for the fiscal year ended October 31, 1998 has been filed with the SEC. The financial statements and notes thereto in such Annual Report (the "Financial Statements") are incorporated by reference into this Statement of Additional Information. The Financial Statements in such Annual Report have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                                    COUNSEL

      Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, serve as counsel to the Company and will pass upon the legality of the shares offered by the Funds' Prospectuses.

                            PERFORMANCE CALCULATIONS

      From time to time, the total return of the Retail A Shares, Retail B Shares and Institutional Shares of each Fund and the yields of such shares of the Short-Term Bond Market Fund, Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond Fund and Bond IMMDEX_ Fund (each, a "Bond Fund") may be quoted in advertisements, shareowner reports or other communications to shareowners. Performance information is generally available by calling the Firstar Funds Center at 1-800-228-1024.


Yield Calculations
-------------------

      Yield is computed based on the net income of a series of shares of a Bond Fund during a 30-day (or one-month) period, which will be identified in connection with the particular yield quotation, more specifically, the yield of a series of shares is calculated by dividing the net investment income per share for that series (as described below) earned during a 30-day (or one-month) period by the net asset value per share for that series (including the maximum front end sales charge of 3.75% for the Retail A Shares of the Bond Funds) on the last day of the period and annualizing the result on a semiannual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. Net investment income per share earned during the period attributable to that series is based on the average daily number of shares of the series outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period attributable to that series minus expenses accrued for the period, attributable to that series net of reimbursements.

This calculation can be expressed as follows:

                               a-b      6
                  Yield = 2 [(----- + 1) - 1]
                               c x d

              Where:    a =   dividends and interest earned during the period.

                        b = expenses accrued for the period (net of reimbursements).

                        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.


                        d = Maximum offering price per share on the last day of the period.

      For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. A Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obli-gation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

      Interest earned on tax-exempt obligations of the Tax-Exempt Intermediate Bond Fund that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount
(market discount), the yield to         maturity is the imputed rate based on
the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

      With respect to mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), (a) gain or loss attributable to actual monthly pay downs are accounted for as an increase or decrease to interest income during the period; and (b) a Fund may elect either (i) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average maturity date is not available, or
(ii) not to amortize discount or premium on the remaining security.

      Undeclared earned income may be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

      In addition, the Tax-Exempt Intermediate Bond Fund may advertise a "tax-equivalent yield" which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of the Fund. This is done by increasing the yield of the series of shares (calculated as stated above) by the amount necessary to reflect the payment of federal income taxes at a stated rate. This is computed by: (a) dividing the portion of the Fund's yield for a particular series (as calculated above) that is exempt from federal income tax by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the Fund's yield that is not exempt from federal income tax. The "tax-equivalent" yield will always be higher than the "yield of the Fund.

      For the 30-day period ended October 31, 1998, the annualized yields for Institutional Shares of the Short-Term Bond Market Fund, Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond Fund and Bond IMMDEX TM Fund were 5.28%, 5.05%, 3.69% and 5.35%, respectively. Without fees waived by the Adviser and the Co-Administrators during such period, the annualized yields would have been 4.94%, 4.85%, 3.38% and 5.28%, respectively. For the same period, the tax-equivalent annualized yield for the Tax-Exempt Intermediate Bond Fund same period would have been 5.35% (assuming a federal income tax rate of 31%). Without fees waived by the Adviser and Co-Administrators during such period, the tax-equivalent annualized yield for such Fund would have been 4.90%.

      For the 30-day period ended October 31, 1998, the annualized yields, assuming the maximum sales charge, for Retail Shares of the Short-Term Bond Market Fund, Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond Fund and Bond IMMDEX TM Fund were 4.92%, 4.70%, 3.37% and 5.00%, respectively. Without fees waived by the Adviser and the Co-Administrators during such period, the annualized yields would have been 4.58%, 4.50%, 3.06% and 4.93%, respectively. For the same period, the tax-equivalent annualized yield for the Tax-Exempt Intermediate Bond Fund would have been 4.88% (assuming a federal income tax rate of 31%). Without fees waived by the Adviser and Co-Administrators during such period, the tax-equivalent annualized yield for such Fund would have been 4.43%.

      For the 30-day period ended October 31, 1998, the annualized yields for Retail Shares of the Short-Term Bond Market Fund, Intermediate Bond Market Fund, Tax-Exempt Intermediate Bond Fund and Bond IMMDEX TM Fund purchased without a
front-end sales charge were 5.02%,      4.79%, 3.44% and 5.10%, respectively.

Without fees waived by the Adviser and the Co-Administrators during such period, the annualized yields would have been 4.68%, 4.59%, 3.13% and 5.03%, respectively. For the same period, the tax-equivalent annualized yield for the Tax-Exempt Intermediate Bond Fund purchased without a front-end sales charge would have been 4.99% (assuming a federal income tax rate of 31%). Without fees waived by the Adviser and Co-Administrators during such period, the tax-equivalent annualized yield for such Fund would have been 4.54%.

Total Return Calculations.
---------------------------

      Each Fund computes "average annual total return" separately for its Retail A, Retail B and Institutional Shares. Average annual total return reflects the average annual percentage change in value of an investment in shares of a series over the measuring period. This is computed by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                 n
                        P(1 + T)   = ERV

                  Where: T =  average annual total return.

                      ERV =   ending redeemable value at the end of the period
                         covered by the computation of a hypothetical $1,000

                         payment made at the beginning of the period.

                        P =   hypothetical initial payment of $1,000.

                        n =   period covered by the computation, expressed in
                         terms of years.

      The Funds may compute aggregate total return, which reflects the total percentage change in value over the measuring period. The Funds compute their aggregate total returns separately for the Retail A, Retail B and Institutional Series, by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. The formula for calculating aggregate total return is as follows:

                       ERV
                  T = [(-----) - 1]
                        P

      The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. In addition, the Funds' average annual total return and aggregate total return reflect the deduction of the 4.50% maximum front-end sales charge for equity funds and 3.75% maximum front end sales charge for fixed income funds in connection with the purchase of Retail A Shares and the maximum sales load charged in connection with redemptions of Retail B Shares (5.00%). The Funds may also advertise total return data without reflecting sales charges in accordance with the rules of the
Securities and Exchange Commission.     Quotations that do not reflect the
sales charge will, of course, be higher than quotations that do reflect the sales charge.

              The total return and yield of a Fund's Shares may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and yield, as appropriate, of a Fund's shares may be compared to data prepared by Lipper Analytical Services, Inc. The total return of a bond or balanced Fund's shares may be compared to the Lehman Brothers 1-3 Year Government/Corporate Bond Index; the Merrill Lynch 1-2.99 U.S. Treasury Bond Index; the Lehman Brothers Intermediate Government/Corporate Bond Index; the Lehman Brothers 5-Year General Obligation Bond Index; the Lehman Brothers Government/Corporate Bond Index; and the Consumer Price Index. In addition, the total return of an equity Fund's shares may be compared to the S&P 500 Index; the S&P MidCap 400 Index, the S&P SmallCap 600 Index, the NASDAQ Composite Index, an index of unmanaged groups of common stocks of domestic companies that are quoted on the National Association of Securities Quotation System; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange; the Wilshire Top 750 Index, an index of all domestic equity issues which are traded over the national exchanges; the Russell 2000 Index; the Value Line Composite Index, an unmanaged index of nearly 1,700 stocks reviewed in Ratings & Reports; the Russell MidCap; the Wilshire Next 1750 Index; the
Wilshire MidCap 750 Index;  and the Consumer Price Index.   In addition, the
total return of a series of shares of the International Equity Fund will be compared to the GDP EAFE Index and may be compared to the Salomon-Russell Indices, Russell Universe Indices, Lipper International Indices, and the domestic indices listed above. Total return and yield data as reported in national financial publications, such as Money Magazine, Forbes, Barron's, Morningstar Mutual Funds, Mutual Funds Magazine, Kiplinger's Personal Finance Magazine, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of the Funds.

             Performance quotations represent past performance, and should not be considered as representative of future results. The investment return and principal value of an investment in a Fund's series of shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Since performance will fluctuate, performance data for a Fund cannot necessarily be used to compare an investment in a Fund's series of shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Investors should remember that performance is generally a function of the kind and quality of the investments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by Institutions directly to their customer accounts in connection with investments in a Fund will not be included in the Fund's calculations of yield and total return and will reduce the yield and total return received by the accounts.

                              PERFORMANCE HISTORY

                        AVERAGE ANNUAL TOTAL RETURN<F1>
                              INSTITUTIONAL SHARES

                          1 Year    5 Years   10 Years  Since inception
(inception date)

SHORT-TERM BOND MARKET

INTERMEDIATE BOND MARKET


TAX-EXEMPT INTERMEDIATE BOND

BOND IMMDEX TM

BALANCED INCOME

BALANCED GROWTH

GROWTH AND INCOME

EQUITY INDEX

GROWTH

SPECIAL GROWTH

FIRMCO'S COLLECTIVE INVESTMENT "B FUND"

EMERGING GROWTH*

MICROCAP

INTERNATIONAL EQUITY

--------------------------------------------------------------------------------
                        AVERAGE ANNUAL TOTAL RETURN<F1>
                                 RETAIL SHARES
                                1 Year   5 Years  10 Years   Since inception
                                                             (inception date)


SHORT-TERM BOND MARKET

INTERMEDIATE BOND MARKET

TAX-EXEMPT INTERMEDIATE BOND

BOND IMMDEX TM

BALANCED INCOME

BALANCED GROWTH

GROWTH AND INCOME

EQUITY INDEX

GROWTH

SPECIAL GROWTH

FIRMCO'S COLLECTIVE INVESTMENT "B FUND"

EMERGING GROWTH

MICROCAP

INTERNATIONAL EQUITY

         <F1> Average annual total return calculations are for periods ended
October 31, 1998, but reflect loads in effect commencing January 1, 1999.

      The performance of the Short-Term Bond Market, Bond IMMDEX TM and Equity Index Funds for the period prior to December 29, 1989 and for Balanced Income Fund for the period prior to December 1, 1997 is represented by the performance of collective investment funds which operated prior to the effectiveness of the registration statement of the Firstar Short-Term Bond Market, Bond IMMDEX TM and Equity Index and Balanced Income Funds. At the time of the Firstar Short-Term Bond Market, Bond IMMDEX TM, Equity Index and Balanced Income Funds' inception, each collective investment fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as its corresponding Firstar fund. In connection with the Firstar Short-Term Bond Market, Bond IMMDEX TM and Equity Index Funds' commencement of operations, on December 29, 1989 and Balance Income Funds' commencement of operations, on December 1, 1997, each collective investment fund transferred its assets to its Firstar Fund equivalent. The Special Growth Fund is managed by

FIRMCO using substantially the same investment objectives, policies and restrictions as the FIRMCO managed collective investment fund Special Equity Growth Fund B (the "B Fund").

      The collective investment funds were not and the B Fund is not registered under the 1940 Act and were and are not subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the collective investment funds and the B Fund had been registered under the 1940 Act, performance may have been adversely affected. Performance of the collective investment funds has been restated to reflect the Firstar Short-Term Bond Market, Bond IMMDEX TM, Equity Index and Balanced Income Funds' respective actual expenses during each such Fund's first fiscal year. The performance of the B Fund has been restated to reflect the Special Growth Fund's current expenses for retail shares and its maximum 4.00% sales charge and for institutional shares. Performance quotations of each Collective Investment
Fund and of the B Fund present past performance of the FIRMCO managed collective funds, which are separate and distinct from Firstar Special Growth Fund, Short-Term Bond Market Fund, Bond IMMDEX Fund, Equity Index Fund and Balanced Income Fund, do not represent past performance o those Funds and should not be considered as representative of future results of those Funds.

      Prior to January 10, 1995, the Funds offered to retail and institutional investors one series of shares with neither a sales charge nor a 0.25% service organization fee. Retail Share performance reflects the deduction of the current maximum sales charge of 4.50% for equity funds and 3.75% for fixed income funds, but for periods prior to January 10, 1995, Retail Share performance does not reflect service organization fees. If service organization fees had been reflected, performance would be reduced.

      Performance assumes the reinvestment of all net investment income and capital gains and reflects fee waivers. In the absence of fee waivers, performance would be reduced. Performance quotations represent past performance, and should not be considered as representative of future results.


      The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distribution had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation
and historical performance of various   asset classes, including but not
limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to shareowners may summarize the substance of information contained in shareowner reports (including the investment composition of a Fund), as well as the views of the Adviser or Sub-Adviser as to market, economic, trade and interest trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, treasury bills and shares of a Fund. In addition, advertisement or shareowner communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other materials which highlight or summarize the information discussed in more detail therein.

                                 MISCELLANEOUS

      As used in this SAI and in the Funds' Prospectuses, a majority of the outstanding shares of a Fund or portfolio means, with respect to the approval of an investment advisory agreement or a charge in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund or portfolio.

      As of November 30, 1998, the Adviser and its affiliates held of record substantially all of the outstanding shares of each of the Company's investment portfolios as agent, custodian, trustee or investment adviser on behalf of their customers. At such date, Firstar Trust Services, P.O. Box 2054, Milwaukee, Wisconsin 53201, and its affiliated banks held as beneficial owner five percent or more of the outstanding shares of the following investment portfolios of the Company because they possessed sole voting or investment power with respect to such shares: Money Market Fund: 1.0%; Institutional Money Market
Fund: 84%; Tax-Exempt Money Market Fund: 52%; U.S. Treasury Money Market Fund:
32%; U.S. Government Money Market Fund: 73%; Growth and Income Fund: 66%; Short-Term Bond Market Fund: 57%; Special Growth Fund: 73%; Bond IMMDEX TM Fund: 74%; Equity Index Fund: 76%; Balanced Income Fund: 75%, Balanced Growth Fund: 74%; Intermediate Bond Market Fund: 82%; Growth Fund: 80%; Tax-Exempt Intermediate Bond Fund: 63%; International Equity Fund: 85%; MicroCap Fund: 80%, and
Emerging Growth Fund: 77%. At such date, no other person was known by the Company to hold of record or beneficially 5% or more of the outstanding shares of any investment portfolio of the Company.

     The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the Equity Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Equity Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Company or the Equity Index Fund. S&P has no obligation to take the needs of the Company or shareholders of the Equity Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Equity Index Fund or the timing of the issuance or sale of the Equity Index Fund or in the determination or
calculation of the equation by which    the Equity Index Fund  is to be
converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Equity Index Fund.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED,

AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS
-------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+"to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
-----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated    "AA" differs from the highest rated
obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated   "CCC" is currently vulnerable to
nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk _ such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC," "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC" and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
-----------------------

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

             ADDITIONAL INFORMATION CONCERNING FUTURES AND RELATED
                                    OPTIONS



      As stated in the Prospectuses, certain of the Funds may enter into futures contracts and options for hedging or other purposes. Such transactions are described in this Appendix.

I.   Interest Rate Futures Contracts
      ------------------------------

      Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

      A Fund presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

      Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

      Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by a Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by a Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the

 Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

      Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds

 would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

      A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

      Examples of Futures Contract Sale. A Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in a Fund's portfolio tends to move in concert with the futures market prices of long-term U.S. Treasury bonds ("Treasury bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

      In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

      The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

      If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

      Examples of Futures Contract Purchase. A Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investment in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the fund may purchase.

      For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund could, for example, assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

      The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

      If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase.

      In each transaction, expenses would also be incurred.


II.  Index Futures Contracts.
     ------------------------

      A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

      A Fund may sell index futures contracts as set forth in the Prospectuses. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase index futures contracts. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

      In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

      The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

               ANTICIPATORY PURCHASE HEDGE:  Buy the Future Hedge
                  Objective:  Protect Against Increasing Price

               Portfolio                        Futures
               ----------                      ----------

                             -Day Hedge is Placed-

       Anticipate Buying $62,500     Buying 1 Index Futures at 125

            Equity Portfolio       Value of Futures=$62,500/Contract

                             -Day Hedge is Lifted-

       Buy Equity Portfolio with      Sell 1 Index Futures at 130
         Actual Cost = $65,000    Value of Futures = $65,000/Contract

  Increase in Purchase Price = $2,500   Gain on Futures = $2,500

                  HEDGING A STOCK PORTFOLIO:  Sell the Future
   Hedge Objective:  Protect Against                    Declining

                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500

Portfolio Beta Relative to the Index = 1.0

               Portfolio                        Futures
               ----------                      ---------

                             -Day Hedge is Placed-

     Anticipate Selling $1,000,000    Sell 16 Index Futures at 125
            Equity Portfolio         Value of Futures = $1,000,000

                             -Day Hedge is Lifted-

         Equity Portfolio - Own       Buy 16 Index Futures at 120
      Stock with Value = $960,000     Value of Futures = $960,000
   Loss in Portfolio Value = $40,000   Gain on Futures = $40,000


If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

               Portfolio                        Futures
               ----------                      ----------

                             -Day Hedge is Placed-

       Anticipate Buying $62,500     Buying 1 Index Futures at 125

            Equity Portfolio       Value of Futures=$62,500/Contract


               Portfolio                        Futures
               ----------                      ----------

                             -Day Hedge is Lifted-

       Buy Equity Portfolio with      Sell 1 Index Futures at 120
         Actual Cost - $60,000    Value of Futures = $60,000/Contract
  Decrease in Purchase Price = $2,500   Loss on Futures = $2,500


                  HEDGING A STOCK PORTFOLIO:  Sell the Future
                  Hedge Objective:  Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

               Portfolio                        Futures
               ----------                      ----------

                             -Day Hedge is Placed-

     Anticipate Selling $1,000,000    Sell 16 Index Futures at 125
            Equity Portfolio         Value of Futures = $1,000,000

                             -Day Hedge is Lifted-

         Equity Portfolio - Own       Buy 16 Index Futures at 130
     Stock with Value = $1,040,000   Value of Futures = $1,040,000
     Gain in Portfolio Value = $40,000  Loss on Futures = $40,000

III.  Futures Contracts on Foreign Currencies
     ------------------------------------------
     A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency for an amount fixed in U.S. dollars. Foreign currency futures may be used by the International Equity Fund to hedge against exposure to flucuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.  Margin Payments.
     ------------------

      Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, in accordance with the terms of the exchange on which such futures contract is traded, the Fund may be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying security or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser and, where applicable, the Sub-Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V.   Risks of Transactions in Futures Contracts.
     --------------------------------------------

      There are several risks in connection with the use of futures by a Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held by the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

      In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

 Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser and, where applicable, Sub-Adviser may still not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although a Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract and thus provide an offset on a futures contract.

      Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      Successful use of futures by a Fund is also subject to the Adviser's or, where applicable, the Sub-Adviser's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.  Options on Futures Contracts.
     ----------------------------

      A Fund may purchase options on the futures contracts described above and, if permitted by its investment objective and policies, may also write options on futures contracts. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by a Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or write call options on futures contracts rather than sell futures contracts.

      Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

VII. Accounting and Tax Treatment.
     -----------------------------

      Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

     The tax principles applicable to futures contracts and options are complex and, in some cases, uncertain. Such investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

xxxxx



                              FIRSTAR FUNDS, INC.
                      Statement of Additional Information

                               Money Market Fund
                        Institutional Money Market Fund
                        U.S. Treasury Money Market Fund
                       U.S. Government Money Market Fund
                          Tax-Exempt Money Market Fund

                                 March 1, 1999

                               TABLE OF CONTENTS
                               -----------------

                                                                        Page
                                                                        ----


Firstar Funds, Inc..................................................     2
Descriptions of the Funds and their Investment Risks................     2
Investment Strategies and
Risks...............................................................     4
Net Asset Value.....................................................    14
Additional Purchase and Redemption Information......................    15
Description of Shares...............................................    18
Additional Information Concerning Taxes.............................    19
Management of the Company...........................................    20
Custodian, Transfer Agent, Disbursing Agent and
   Accounting Services Agent........................................    27
Expenses............................................................    28
Independent Accountants and Financial Statements....................    28
Counsel.............................................................    28
Yield and Other Performance Information.............................    29
Miscellaneous.......................................................    30
Appendix A..........................................................   A-1

      This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with Firstar Funds, Inc.'s prospectus ("Prospectuses") dated March 1, 1999, for Money Market Fund, Institutional Money Market Fund, U.S. Treasury Money Market Fund, U.S. Government Fund and Tax-Exempt Money Market Fund (collectively referred to as the "Funds") and is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses for the Funds may be obtained by writing the Firstar Funds Center at 615 East Michigan Street, P.O. Box 3011, Milwaukee, WI 53201-3011 or by calling 1-800-228-1024. The Financial Statements in this SAI are incorporated by reference from the Funds' Annual Report, which may be obtained by writing the address above or calling the toll-free number above. No other part of the Annual Report is incorporated herein by reference.

                              FIRSTAR FUNDS, INC.

     Firstar Funds, Inc. (the "Company") is a Wisconsin corporation which was incorporated on February 15, 1988 as a management investment company. The Company, formerly known as Portico Funds, Inc., changed its name effective
February 1, 1998.   The Company is authorized to issue separate classes of
shares of Common Stock representing interests in separate investment portfolios. This SAI pertains to five diversified portfolios, the Money Market Fund, Institutional Money Market Fund, U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund. The Money Market Fund, Institutional Money Market Fund, U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund commenced operations on March 16, 1988, April 26, 1991, April 29, 1991, August 1, 1988 and June 27, 1988, respectively. The Company also offers other investment portfolios which are described in a separate statement of additional information. For information concerning these other portfolios, contact the Firstar Funds Center at 615 East Michigan Street, P.O. Box 3011, Milwaukee, Wisconsin 53201-3011 or by calling 1-800-982-8909 or 414-287-3710 (Milwaukee area).



              DESCRIPTIONS OF THE FUNDS AND THEIR INVESTMENT RISKS

     The Company is a diversified, open-end management company. The following policies supplement the Funds' respective investment objectives and policies as set forth in the Prospectus.


Portfolio Transactions
----------------------


     Subject to the general supervision of the Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each Fund.

     Securities purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere.

     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be in the Funds' interests.

     The Funds do not intend to seek profits from short-term trading. Because the Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the Funds' net investment income. For regulatory purposes, the Fund's annual portfolio turnover rates are expected to be zero.

     The Advisory Agreement between the Company and the Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Agreement authorizes the Adviser to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Funds. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable to it by the Funds. The Directors will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Portfolio securities will not be purchased from or sold to (and savings deposits will not be made in and repurchase and reverse repurchase agreements will not be entered into with) the Adviser, the Distributor or an affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal. In addition, the Funds will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Distributor or the Adviser, or an affiliated person of either of them, is a member, except to the extent permitted by the Securities and Exchange Commission ("SEC").

     Investment decisions for the Funds are made independently from those for other investment companies and accounts advised or managed by the Adviser. Such other investment companies and accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

      As of October 31, 1998, the Company held securities of its regular brokers or dealers (as defined under the 1940 Act) or their parents as follows: the Money Market and Institutional Money Market Funds held securities of Goldman Sachs totaling $12,773,554 and $86,295,075, respectively; the Money Market and Institutional Money Market Funds held securities of Morgan Stanley totaling $13,289,712 and $80,024,562, respectively; and the Money Market and Institutional Money Market Funds held securities of Merrill Lynch totaling $9,831,946 and $79,292,539, respectively.



                        INVESTMENT STRATEGIES AND RISKS

     Ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The Board of Directors or the Adviser, pursuant to guidelines adopted by the Board, will, in accordance with Rule 2a-7 under the 1940 Act, consider such an event in determining whether the Fund involved should continue to hold the security. In addition, it is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     The Money Market Fund will purchase only "First Tier Eligible Securities" (as defined by the SEC) that present minimal credit risks as determined by the Adviser pursuant to guidelines approved by the Board of Directors of the Company. First Tier Eligible Securities include, generally, (1) securities that either (a) have short-term debt ratings at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security was rated by only one NRSRO), or (b) are issued or guaranteed by persons with such ratings, and
(2) certain securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Directors.
The Appendix to this Statement of Additional Information includes a description of applicable NRSRO ratings. The following descriptions illustrate the types of instruments in which the Funds invest.

     Variable and Floating Rate Instruments. The Money Market Fund may purchase variable and floating rate instruments, which may have a stated maturity in excess of thirteen months but will permit the Fund to demand payment of the instrument at least once every thirteen months upon not more than thirty days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). Such instruments may include variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Adviser (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to First Tier Eligible Securities. An active secondary market may not exist, however, with respect to particular variable and floating rate instruments, and usually will not exist with respect to variable amount master demand notes. The absence of a secondary market could make it difficult for the Fund to dispose of a variable or floating rate instrument if the issuer defaulted on its payment obligation or during periods that the Fund could not exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments. With respect to the variable and floating rate instruments that may be acquired by the Money Market, Tax-Exempt Money Market and Institutional Money Market Funds, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable U.S. Government obligations held by a Fund, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

     The variable and floating rate demand instruments that the Tax-Exempt Money Market Fund may purchase include participations in Municipal Obligations purchased from and owned by financial institutions, primarily banks. Participation interests provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Fund. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

     Bank Obligations. The Money Market Fund may purchase bank obligations, such as certificates of deposit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the value of the Fund's total assets at the time of investment. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

     The Money Market Fund may acquire certain types of bank instruments issued or supported by the credit of foreign banks or foreign branches of domestic banks where the Adviser deems the instrument to present minimal credit risks. Such instruments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on such instruments. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks. Because the Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

      U.S. Government Obligations. The Funds may invest in a variety of U.S. Treasury obligations including bonds, notes and bills which mainly differ only in their interest rates, maturities and time of issuance. The Funds may also invest in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities;
such as obligations of Federal Home Loan Banks, Federal Farm Credit
Banks, Federal Land Banks, the Federal Housing Administration,
Farmers Home Administration, Export-Import Bank of the United States,
Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, and Resolution Trust Corp. and Tennessee Valley Authority.

     Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Governmental National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, are supported by only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

      No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

     Although substantially all of the instruments acquired by the U.S. Treasury Money Market Fund and U.S. Government Money Market Fund will be U.S. government obligations (or repurchase agreements collateralized by such obligations), shares of the U.S. Treasury Money Market Fund and U.S. Government Money Market Fund are not themselves issued or guaranteed by any government agency. U.S. government obligations that have maturities in excess of thirteen months but have variable or floating interest rates may be acquired by the Funds in accordance with SEC rules.

     Stripped U.S. Government Obligations and Government-Backed Trusts. The Money Market Fund, U.S. Government Money Market Fund and Institutional Money Market Fund may acquire U.S. government obligations and their unmatured interest coupons which have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRs")
and Certificate of Accrual on Treasury Securities ("CATs").   The stripped
coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities, such as the Funds, most likely will be deemed the beneficial holders of the underlying U.S. government obligations for federal tax and security purposes. The SEC staff believes that participations in CATs and TIGRs and other similar trusts are not U.S. government securities.

     The Treasury Department has also facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     The Money Market Fund, U.S. Government Money Market Fund and Institutional Money Market Fund may also invest in certificates issued by government-backed trusts (such as TIGRs and CATs). Such certificates represent an undivided fractional interest in the respective government-backed trust's assets. The SEC staff believes that participation in CATs and TIGRs and other similar trusts are not U.S. government securities. These participations are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The U.S. Government Money Market Fund may also invest in government-backed trusts which hold obligations of foreign governments that are guaranteed or backed by the full faith and credit of the United States. The assets of each government-backed trust consist of (i) a promissory note issued by a foreign government (the "Note"), (ii) a guaranty by the U.S. Government, acting through the Defense Security Assistance Agency of the Department of Defense, of the due and punctual payment of 90% of all principal and interest due on such Note and (iii) a beneficial interest in a government securities trust holding U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury sufficient to provide the Trust with funds in an amount equal to at least 10% of all principal and interest payments due on the Note. No more than 35% of the value of a Fund's total assets will be invested in stripped securities not purchased through the Federal Reserve's STRIPS program and government-backed trusts.

      Investment Companies. The Funds may invest from time to time in securities issued by other investment companies which invest in high-quality, short-term debt securities. Securities of other investment companies will be acquired by the Funds within the limits prescribed by the 1940 Act. As a shareowner of another investment company, the Funds would bear, along with other shareowners, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund's shareowners. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company;
(ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole.

     Funding Agreements. The Money Market Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by the Money
Market Fund will be regarded as illiquid.

     Repurchase Agreements. Each Fund (except the Tax-Exempt Money Market Fund) may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). During the term of the agreement, the Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. The securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in less than one year.

     The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system or other authorized securities depository. Repurchase agreements are considered to be loans under the 1940 Act.

     Restricted Securities. The Funds may invest up to 10% of net assets in securities that are illiquid at the time of purchase. While these holdings may offer more potential for growth, they may present a higher degree of business and financial risk, which can result in substantial losses. The Funds may have difficulty valuing these holdings and may be unable to sell these holdings at the time or price desired. Restricted securities may include Rule 144 Securities.

     Reverse Repurchase Agreements. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which a Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account U.S. government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest), and will subsequently monitor the account to insure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities it is obligated to repurchase.

      Securities Lending. Although none of the Funds intend to during the current fiscal year, each of the Funds may lend its portfolio securities to unaffiliated domestic broker/dealers and other institutional investors pursuant to agreements requiring that the loans be secured by collateral equal in value to at least the market value of the securities loaned in order to increase return on portfolio securities. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of the Fund," or any combination thereof. Such loans will not be made, if, as a result, the aggregate of all outstanding loans of the Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks. When a Fund lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

      Securities lending arrangements with broker/dealers require that the loans be secured by collateral equal in value to at least the market value of the securities loaned. During the term of such arrangements, a Fund will maintain such value by the daily marking-to-market of the collateral.

Other Investment Considerations - Tax-Exempt Money Market Fund.


     Municipal Obligations which may be acquired by the Tax-Exempt Money Market Fund include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

     Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issue at the time of issuance. Neither the Fund nor the Adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

     The two principal classifications of Municipal Obligations which may be held by the Tax-Exempt Money Market Fund are General Obligation securities and Revenue securities. The Fund may also acquire Moral Obligation securities. "Moral Obligation" securities are normally issued by special purpose authorities. If the issuer of Moral Obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issue.

     There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield.

     The payment of principal and interest on most securities purchased by the Tax-Exempt Money Market Fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its Municipal Obligations may be materially adversely affected by litigation or other conditions.

     Certain of the Municipal Obligations held by the Tax-Exempt Money Market Fund may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. The Tax-Exempt Money Market Fund may, from time to time, invest more than 25% of its assets in Municipal Obligations covered by insurance policies.

     Municipal Obligations acquired by the Tax-Exempt Money Market Fund may include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Fund may invest in bonds and other types of tax-exempt instruments provided they have remaining maturities of thirteen months or less at the time of purchase.

     Private activity bonds (e.g., bonds issued by industrial development authorities) that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" if the interest paid thereon is exempt (subject to federal alternative minimum tax) from federal income tax. (The Fund, however, does not currently intend to acquire private activity bonds that are subject to the federal alternative minimum tax.) Private activity bonds are in most cases Revenue securities and are not payable from the unrestricted revenues of the issuer. The credit quality of such bonds is usually directly related to the credit standing of the corporate user of the facility involved. Private activity bonds may be issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued on behalf of privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Company cannot, of course, predict what legislation, if any, may be proposed in the future as regards the income tax status of interest on Municipal Obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Obligations for investment by the Tax-Exempt Money Market
Fund and the liquidity and value of the Fund's portfolio. In such an event, the Company would reevaluate the Fund's investment objective and policies and consider possible changes in its structure or possible dissolution.

     Municipal Obligations purchased by the Fund may be backed by letters of credit issued by foreign and domestic banks and other financial institutions. Such letters of credit are not necessarily subject to federal deposit insurance and adverse developments in the banking industry could have a negative effect on the credit quality of the Fund's portfolio securities and its ability to maintain a stable net asset value and share price. Letters of credit issued by foreign banks, like other obligations of foreign banks, may involve certain risks in addition to those of domestic obligations. Because the Fund invests in securities backed by banks and other financial institutions, changes in the credit facility of these institutions could cause losses to the Fund and affect its share price.

     Municipal Obligations purchased by the Fund may include variable and floating rate instruments issued by industrial development authorities and other governmental entities. If such instruments are unrated, they will be determined by the Fund's Adviser (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to First Tier Eligible Securities. While there may be no active secondary market with respect to a particular variable or floating rate demand instrument purchased by the Fund, the Fund may (at any time or during specified periods not exceeding thirteen months, depending upon the instrument involved) demand payment in full of the principal of the instrument and may re-sell the instrument to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate demand instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.

     Although the Tax-Exempt Money Market Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its total assets in Municipal Obligations, the issuers of which are located in the same state or the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects or issued by issuers in the same state, the Fund will be subject to the peculiar economic, political and business risks represented by the laws and economic conditions relating to such states and projects to a greater extent than it would be if the Fund's assets were not so concentrated. Furthermore, payment of Municipal Obligations of certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations, including rights of redemption and limitations on obtaining deficiency judgements. In the event of a foreclosure, collection of the proceeds of the foreclosure may be delayed and the amount of proceeds from the foreclosure may not be sufficient to pay the principal of and accrued interest on the defaulted Municipal Obligations.

     When-Issued Purchases and Forward Commitments. The Tax-Exempt Money Market Fund may purchase securities on a "when-issued" or "forward commitment" basis. These transactions, which involve a commitment by the Fund to purchase particular securities with payment and delivery taking place beyond the normal settlement date, permit the Fund to lock in a price or yield on a security it intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction (and therefore the value of the security) may be less favorable than the price or yield (and therefore the value of the security) available in the market when the securities delivery takes place. The Fund expects that its when- issued purchases and forward commitments will not exceed 25% of the value of its assets absent unusual market conditions, and that a forward commitment or commitment to purchase when-issued securities will not exceed forty-five days. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objective. When the Tax-Exempt Money Market Fund agrees to purchase securities on a when-issued or forward commitment basis, the custodian will set aside cash or liquid high-grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its forward commitments and commitments to purchase when-issued securities ever exceeded
25% of the value of its assets.

     The Tax-Exempt Money Market Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When the Tax-Exempt Money Market Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Tax-Exempt Money Market Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Stand-By Commitments. The Tax-Exempt Money Market Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer or bank agrees to purchase at the Fund's option specified Municipal Obligations at a specified price. Stand-by commitments may be exercisable by the Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred or assigned only with the instruments involved.

     The amount payable to the Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A "stand-by commitment" may be sold, transferred or assigned by the Fund only with the instrument involved.

     The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund has paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized loss for the period during which the commitment was held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires. The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each stand-by commitment is acquired.

     The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Fund's reliances upon the credit of those dealers, banks and broker/dealers is secured by the value of the underlying Municipal Obligations that are subject to a commitment.

     The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation or assumed maturity of the underlying Municipal Obligations which will continue to be valued in accordance with the ordinary method of valuation employed by the Fund. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value where the Fund paid any consideration directly or indirectly for a stand-by commitment; its cost would be reflected as unrealized depreciation for the period in which the commitment was held by the Fund.

     During the current fiscal year, the Adviser expects that not more than 5% of the net assets of the Tax-Exempt Money Market Fund will be invested at any time in a particular class of taxable obligations described in the Prospectuses.

Investment Limitations
----------------------


     Each Fund is subject to the investment limitations enumerated in this subsection which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous" below).

No Fund may:

1. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding 30% of its total assets.

2.   Purchase securities of companies for the purpose of exercising control.

3. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

4. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

5. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, indices of securities, futures contracts and options on futures contracts.

7. Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of such borrowing. No Fund will purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices described in this SAI or in its Prospectus are not deemed to be pledged for purposes of this limitation.

8. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

9. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

In addition, no Fund may:

10. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government securities")) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Company, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity
(or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets. In accordance with current SEC regulations, the Money Market Fund and Institutional Money Market Fund intend (as a matter of nonfundamental policy) to limit investments in the securities of any single issuer (other than U.S. government securities, certain fully collateralized repurchase agreements, securities with certain guarantees and, under certain circumstances, securities of certain money market funds) to not more than 5% of the Fund's total assets, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. Compliance with the diversification requirements of SEC Rule 2a-7 will be deemed to be compliance with the fundamental diversification restriction above.

11. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that, (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions; (ii) instruments issued by domestic branches of U.S. banks; and (iii) repurchase agreements secured by the instruments described in clauses (i) and (ii); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

In addition, the Tax-Exempt Money Market Fund may not:

      12. Invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during defensive periods or during periods of unusual market conditions. For purposes of this fundamental policy, Municipal Obligations that are subject to federal alternative minimum income tax are considered taxable.

      With respect to Investment Limitation No. 10, in accordance with current SEC regulations, the Money Market Fund intends (as a matter of nonfundamental policy) to limit investments in the securities of a single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certain fully collateralized repurchase agreements, securities with certain guarantees and, under certain circumstances, securities of certain money market Funds) to no more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. Compliance with the diversification requirements of SEC Rule 2a-7 will be deemed to be compliance with the fundamental diversification restriction above.

      If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation. If due to market fluctuations or other reasons, the amount of borrowings exceed the limit stated above, a Fund will promptly reduce such amount.

      Although the foregoing investment limitations would permit the Funds to invest in options, futures contracts and options on future contracts, the Funds, during the current fiscal year, do not intend to trade in such instruments. Prior to making any such investments, the Funds would notify their shareowners and add appropriate descriptions concerning the instruments to the Prospectuses and this SAI.

                                NET ASSET VALUE

      The net asset value per share of each Fund described in this SAI is calculated separately by adding the value of all portfolio securities and other assets belonging to the particular Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares of that Fund. Assets belonging to a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular investment portfolio. Assets belonging to a particular Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative net asset values of all of the Company's investment portfolios at the time of allocation. Subject to the provisions of the Articles of Incorporation, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund are conclusive.

      The Company uses the amortized cost method of valuation to value each Fund's portfolio securities, pursuant to which an instrument is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The market value of portfolio securities held by a Fund can be expected to vary inversely with changes in prevailing interest rates.

      Each Fund attempts to maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share. In this regard, except for securities subject to repurchase agreements, each Fund will neither purchase a security deemed to have a remaining maturity of more than thirteen months within the meaning of the 1940 Act nor maintain a dollar-weighted average maturity which exceeds 90 days. The Board of Directors has also established procedures that are intended to stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Directors deem appropriate, of the extent, if any, to which the net asset value per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares of each Fund described in this SAI are sold without a sales charge imposed by the Company, although Shareowner Organizations may be paid by the Company for advertising, distribution, or shareowner services. Depending on the terms of the particular account, Shareowner Organizations may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Shareowner Organizations are responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

      Investors redeeming shares by check generally will be subject to the same rules and regulations that the transfer agent applies to checking accounts, although the election of this privilege creates only a shareowner-transfer agent relationship with the transfer agent. Because dividends on each Fund accrue daily, checks may not be used to close an account, as a small balance is likely to result.

      Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recording of the transfer of their shares upon the occurrence of any of the foregoing conditions.)

      The Company's Articles of Incorporation permit a Fund to redeem an account involuntarily, upon sixty days' notice, if redemptions cause the account's net asset value to remain at less than $1000.

      The Company has filed an election pursuant to Rule 18f-1 under the 1940 Act which provides that each portfolio of the Company is obligated to redeem shares solely in cash up to $250,000 or 1% of such portfolio's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount may be made in proceeds other than cash.

      In addition to the situations described in the Funds' Prospectuses under "Redemption of Shares" and in the SAI under "Net Asset Value," the Company may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareowner to make full payment for shares purchased by the shareowner or to collect any charge relating to a transaction effected for the benefit of a shareowner which is applicable to Fund shares as provided in the Prospectuses from time to time.

Exchange Privilege
------------------


      By use of the exchange privilege, shareowners of the Funds authorize the transfer agent to act on telephonic or written exchange instructions from any person representing himself to be the shareowner or in some cases, the shareowner's registered representative or account representative of record, and believed by the transfer agent to be genuine. The transfer agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareowners.

Exchange transactions involving shares of the Funds and described in paragraphs A, B and C below will be made on the basis of the relative net asset values per share of the funds involved in the transactions.

A.Retail A Shares of any Equity or Bond Fund purchased with a sales charge may be exchanged without a sales charge for Retail A Shares of any other Equity or Bond Fund offered by the Company with a sales charge.

B.Shares of any Equity or Bond Fund offered by the Company acquired by a previous exchange transaction involving Retail A Shares on which a sales charge has directly or indirectly been paid (e.g., shares purchased with a sales charge or issued in connection with an exchange involving shares that had been purchased with a sales charge) as well as additional Shares acquired through reinvestment of dividends or distributions on such Shares may be exchanged without a sales charge for Retail A Shares of any other fund offered by the Company with a sales charge. To accomplish an exchange under the provisions of this paragraph, investors must notify the transfer agent of their prior ownership of Retail A Shares and their account number.

C.Shares of any fund offered by the Company (including shares of each money market fund offered by the Company) may be exchanged without a sales charge for shares of any other fund of the Company that is offered without a sales charge (including shares of each money market fund offered by the Company).

      Except as stated above, a sales charge will be imposed when shares of a Fund that were purchased or otherwise acquired without a sales charge (including shares of each money market fund offered by the Company) are redeemed and the proceeds are used to purchase Retail A Shares of another fund of the Company with a sales charge.

      Shares in a fund from which the shareowner is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new fund into which the shareowner is investing will be purchased at the net asset value per share next determined (plus any applicable sales charge) after acceptance of the request by the Company in accordance with the Company's customary policies for accepting investments. Exchanges of shares will be available only in states where they may legally be made.

      For federal income tax purposes, share exchanges are treated as sales on which the shareowner may realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Investors exercising the exchange privilege should request and review the prospectus for the shares to be acquired in the exchange prior to making an exchange.

Special Procedures for In-Kind Payments
---------------------------------------


      Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in the Prospectuses. For further information about this form of payment, contact the Firstar Funds Center at 414-287-3710. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receives satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000.


              ADDITIONAL INFORMATION REGARDING SHAREOWNER SERVICES

Periodic Investment Plan
------------------------


      The Funds offer a Periodic Investment Plan whereby a shareowner may automatically make purchases of shares of a Fund on a regular, monthly basis ($50 minimum per transaction). Under the Periodic Investment Plan, a shareowner's designated bank or other financial institution debits a preauthorized amount on the shareowner's account each month and applies the amount to the purchase of Fund shares. The Periodic Investment Plan must be implemented with a financial institution that is a member of the Automated Clearing House. No service fee is currently charged by a Fund for participation in the Periodic Investment Plan. A $20 fee will be imposed by the transfer agent if sufficient funds are not available in the shareowner's account or the shareowner's account has been closed at the time of the automatic transaction.

ConvertiFund/R Transactions
---------------------------


      The Funds permit shareowners to effect ConvertiFundR transactions, an automated method by which a shareowner may invest proceeds from one account to another account of the Firstar family of funds. Such proceeds include dividend distributions, capital gain distributions and systematic withdrawals.
ConvertiFundR   transactions may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account. Investments in the non-money market funds will be subject to the applicable sales charges.

Systematic Withdrawal Plan
--------------------------


      The Funds offer shareowners a Systematic Withdrawal Plan, which allows a shareowner who owns shares of a Fund worth at least $5,000 at current net asset value at the time the shareowner initiates the Systematic Withdrawal Plan to designate that a fixed sum ($50 minimum per transaction) be distributed to the shareowner or as otherwise directed at regular intervals.



                             DESCRIPTION OF SHARES

      The Company's Articles of Incorporation authorize the Board of Directors to issue up to 150 billion full and fractional shares of common stock, $.0001 par value per share that shall be divided into thirty classes (each a designated "class" or "fund"). Each class of the Money Market Funds is further divided into two series designated as Institutional Shares and Retail A Shares (each, a "Series") and, with respect to the Funds, consists of shares set forth next to its name in the table below:

Class-Series of Common Stock  Fund in Which Stock

                                                            Number of
                                                            Authorized
                                                            Shares in
                                                            Each Initial
                              Represents Interest           Series
                              -------------------

1-Institutional               Money Market                 5 billion
1-A                                                        5 billion

2-Institutional               Tax-Exempt Money Market      5 billion
2-A                                                        5 billion

3-Institutional               U.S. Government Money Market 5 billion
3-A                                                        5 billion

4-Institutional               Institutional Money Market   5 billion
4-A                                                        5 billion

5-Institutional               U.S. Treasury Money Market   5 billion
5-A                                                        5 billion


      Currently, only Series A Shares of the Money Market Funds have been offered by the Company. The Board of Directors has also authorized the issuance of classes 6 through 18 common stock representing interests in thirteen other separate investment portfolios which are described in a separate statement of additional information. The remaining authorized shares have been classified by the Board into twelve additional classes representing interests in other potential future investment portfolios of the Company. The Directors may similarly classify or reclassify any particular class of shares into one or more additional series.

      In the event of a liquidation or dissolution of the Company or an individual Fund, shareowners of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative assets of the Company's respective investment portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Subject to the allocation of certain costs, expenses, charges and reserves attributable to the operation of a particular series, shareowners of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareowner.

      Shareowners of each class of the Funds are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Shareowners of the Funds, as well as those of any other investment portfolio offered by the Company, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareowners of a particular class or a particular series within a class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Directors may be effectively acted upon by shareowners of the Company voting together in the aggregate without regard to particular portfolios. Similarly, on any matter submitted to the vote of shareowners which only pertains to agreements, liabilities or expenses applicable to one series of a Fund (such as a Distribution and Service Plan applicable to Retail A or B Shares) but not the other series of the same Fund, only the affected series will be entitled to vote. Each Retail Share of a Fund represents an equal proportionate interest with other Retail Shares in that Fund. Shares are entitled to such dividends and distributions earned on its assets as are declared at the discretion of the Board of Directors. Shares of the Funds do not have preemptive rights.

      When issued for payment as described in the Funds' Prospectuses and this SAI, shares of the Funds will be fully paid and non-assessable by the Company, except as provided in Section 180.0622(2)(b) of the Wisconsin Business Corporation Law, as amended, which in general provides for personal liability on the part of a corporation's shareowners for unpaid wages of employees. The Company does not intend to have any employees and, to that extent, the foregoing statute will be inapplicable to holders of Fund shares and will not have a material effect on the Company.

      The Articles of Incorporation authorize the Board of Directors, without shareowner approval (unless otherwise required by applicable law), to: (a) sell and convey the assets belonging to a series of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such series to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a series of shares into money and, in connection therewith, to cause all outstanding shares of such series to be redeemed at their net asset value; or (c) combine the assets belonging to a series of shares with the assets belonging to one or more other series of shares if the Board of Directors reasonably determines that such combination will not have a material adverse effect on the shareowners of any series participating in such combination and, in connection therewith, to cause all outstanding shares of any such series to be redeemed or converted into shares of another series of shares at their net asset value.


                    ADDITIONAL INFORMATION CONCERNING TAXES

      Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that each Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

      For the Tax-Exempt Money Market Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund's assets at the close of each quarter of the Fund's taxable year must consist of exempt-interest obligations.


                           MANAGEMENT OF THE COMPANY

      The business and affairs of the Funds are managed under the direction of the Board of Directors of the Company. The Board is responsible for acting on behalf of the shareowners.

      The Board does not normally hold shareholder meetings except when required by the 1940 Act or other applicable law. For example the Board will call a shareowner meeting to vote on the question or removal of a board member.

Directors and Officers
----------------------

      The Directors and Officers of the Company, their addresses, principal occupations during the past five years and other affiliations are as follows:


                                                  Principal Occupations
                        Position(s) held          During Past 5 Years and
Name, Address & Age     with the Company Other    Affiliations

James M. Wade           Chairman of               Vice President and Chief Financial
2802 Wind Bluff         the Board                 Officer, Johnson Controls, Inc. (a
Circle                                            controls manufacturing company)
Wilmington,                                       January 1987-May 1991.
NC 28409
Age: 55

Glen R. Bomberger       Director                  Executive Vice President, Chief Financial
One Park Plaza                                    Officer and Director, A.O. Smith
11270 West Park Place                             Corporation (a diversified manufacturing
Milwaukee, WI  53224-3690                         company) since January 1987; Director of
Age: 61                                           companies affiliated with A.O. Smith
                                                  Corporation; Chief Financial Officer,
                                                  Director and Vice President, Smith
                                                  Investment Company; Officer and Director
                                                  of companies affiliated with Smith
                                                  Investment Company.

Jerry G. Remmel         Director                  Vice President, Treasurer and Chief
16650A Lake Circle                                Financial Officer of Wisconsin Energy
Brookfield, WI  53005                             Corporation 1994-1996; Treasurer of
Age: 67                                           Wisconsin Electric Power Company 1973-
                                                  1996; Director of Wisconsin Electric Power
                                                  Company 1989-1996; Senior Vice
                                                  President, Wisconsin Electric Power
                                                  Company 1988 - 1994; Chief Financial
                                                  Officer, Wisconsin Electric Power
                                                  Company 1983-1996; Vice President and
                                                  Treasurer, Wisconsin Electric Power
                                                  Company, 1983 - 1989.

Richard K. Riederer     Director                  President and Chief Executive Officer of
400 Three Springs Drive                           Weirton Steel since 1995; Director of
Weirton, WV  26062-4989                           Weirton Steel since 1993; Executive Vice
Age: 54                                           President and Chief Financial Officer,
                                                  Weirton Steel January 1994 - 1995; Vice
                                                  President of Finance and Chief Financial
                                                  Officer, Weirton Steel January 1989-1994;
                                                  Member, Board of Directors of American
                                                  Iron and Steel Institute since 1995;
                                                  Member, Board of Directors,
                                                  National Association of
                                                  Manufacturers since 1995; Member, Board
                                                  of Directors, WESBANCO since
                                                  September 1997.


Charles R. Roy<F1>       Director                 Vice President - Finance, Chief Financial
14245 Heatherwood Court                           Officer and Secretary, Rexnord Corporation
Elm Grove, WI  53122                              (an equipment manufacturing company),
Age: 68                                           1988 - 1992; Vice President - Finance and
                                                  Administration, Rexnord Inc., 1982 - 1988;
                                                  Officer and Director of several Rexnord
                                                  subsidiaries until 1992.

Mary Ellen Stanek        Director,                President of FIRMCO since
777 E. Wisconsin         President                1994 and Chief Executive Officer, FIRMCO
Avenue,                  and Treasurer            since 1998; Director of FIRMCO since 1992
Suite 800                                         and Director Fixed Income Securities of
Milwaukee, WI  53202                              FIRMCO since 1990.
Age: 42

W. Bruce McConnel, III   Secretary                Partner of the law firm of
Philadelphia National                             Drinker, Biddle & Reath LLP.
Bank Building
1345 Chestnut Street
Philadelphia, PA  19107
Age: 55

Laura J. Rauman          Vice President           Vice President of Operations, FIRMCO
777 E. Wisconsin Avenue,                          since 1995; Senior Auditor, Price
Suite 800                                         Waterhouse, LLP, prior thereto.
Milwaukee, WI 53202
Age: 29

Joseph C. Neuberger      Assistant                Vice President, Firstar Mutual Fund
615 E. Michigan          Treasurer                Services, LLC since 1994; Manager,
Street,                                           Arthur Andersen LLP, prior thereto.
Milwaukee, WI 53202
Age: 37

Bronson J. Haase          Director                President and CEO of Wisconsin Bell
626 E. Wisconsin Avenue                           Communications since 1993; President of
Milwaukee, WI 53202                               Ameritech-Wisconsin since 1993; President
Age: 54                                           and CEO of Wisconsin Gas Company,
                                                  WICOR Energy, FieldTech and Vice
                                                  President of WICOR, Inc. since 1998;
                                                  Trustee of Roundy Foods.


<F1>  Messrs. Haase, Roy and Stanek are considered by the Company to be
"interested persons" of the Company as defined in the 1940 Act.

      The following chart provides certain information about the Director fees for the year ended October 31, 1998 of the Company's Directors.

                                                                 TOTAL
                                    PENSION OR                   COMPENSATION
                                    RETIREMENT                   FROM COMPANY
                      AGGREGATE     BENEFITS     ESTIMATED       AND FUND
                      COMPENSATION  ACCRUED AS   ANNUAL          COMPLEX<F1>
NAME OF               FROM THE      PART OF FUND BENEFITS UPON   PAID TO
PERSON/POSITION       COMPANY       EXPENSES     RETIREMENT      DIRECTORS
---------------       -------       --------     ----------      ---------

James M. Wade
Chairman of the Board $18,500       $0           $0              $18,500

Glen R. Bomberger
Director              $15,000<F2>   $0           $0              $15,000

Jerry G. Remmel
Director              $15,000       $0           $0              $15,000

Richard K. Riederer
Director              $15,000       $0           $0              $15,000

Charles R. Roy
Director              $15,000       $0           $0              $15,000

Bronson J. Haase
Director              $3,500        $0           $0              $3,500

<F1> The "Fund Complex" includes only the Company.
<F2> Includes $15,000 which Mr. Bomberger elected to defer under the Company's deferred compensation plan.

      Each Director receives an annual fee of $10,000, a $1,000 per meeting attendance fee and reimbursement of expenses incurred as a Director. The Chairman of the Board is entitled to receive an additional $3,500 per annum for services in such capacity. For the fiscal year ended October 31, 1998, the Directors and Officers received aggregate fees and reimbursed expenses of $82,754. Ms. Stanek, Ms. Rauman and Mr. Neuberger receive no fees from the Company for their services as President and Treasurer, Vice President and Assistant Treasurer respectively, although FIRMCO, of which Ms. Stanek and Ms. Rauman are President and Vice President of Operations, respectively, receives fees from the Company for advisory services and Firstar Mutual Fund Services, LLC of which Mr. Neuberger is Vice President, receives fees from the Company for administration, transfer agency and accounting services. FIRMCO is a wholly owned subsidiary of Firstar Corporation. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this SAI, the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of each Fund.

      Directors, employees, retirees and their families of Firstar Corporation or its affiliates are exempt and do not have to pay front-end sales charges (provided the status of the investment is explained at the time of investment) on purchases of Retail A Shares. These exemptions to the imposition of a front-end sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.


Advisory Services
-----------------

      FIRMCO became the investment adviser to the Funds as of February 3, 1992. Prior thereto, investment advisory services were provided by Firstar Trust Services ("Firstar Trust"), an affiliate of the Adviser. Firstar Corporation has guaranteed all obligations incurred by FIRMCO in connection with its Investment Advisory Agreement with the Funds. In its Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by it in connection with its advisory activities, other than the cost of securities and other investments, including brokerage commissions and other transaction charges, if any, purchased or sold for the Funds.

      In addition to the compensation stated in the Prospectuses, the Adviser is entitled to 4/10ths of the gross income earned by each Fund on each loan of its securities, excluding capital gains or losses, if any. Pursuant to current policy of the SEC, the Adviser does not intend to receive compensation for such securities lending activity. The Adviser may voluntarily waive additional advisory fees otherwise payable by the Funds.

      For the services provided and expenses assumed by the Adviser under its Investment Advisory Agreement for the fiscal years ended October 31, 1998, 1997 and 1996, the Adviser earned and waived advisory fees as follows:


                  Advisory Fees Earned (Advisory Fees Waived)

                                       1998                   1997                  1996
Money Market Fund      $1,302,278 (493,088)     $770,065 (401,147)      $702,547 (266,408)
U.S. Treasury
  Money Market Fund        387,268 (74,162)       264,236 (69,017)        228,672 (84,582)


U.S. Government
  Money Market Fund         85,743 (81,346)       933,618 (50,816)        886,823 (74,691)

Tax-Exempt
  Money Market Fund        542,385 (88,110)       384,622 (72,448)        307,395 (88,415)

Institutional
  Money Market Fund   6,108,531 (2,555,949)  2,758,246 (2,045,957)   2,207,362 (1,670,748)


      Under its Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

      Banking Laws and Regulations. Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, presently (a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as
agent and upon order of a customer.   In 1971, the United States Supreme Court
held in Investment Company Institute vs. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act"), or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but did not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment. company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System vs. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. FIRMCO and Firstar Trust are subject to such banking laws and regulations.

      The Adviser and Firstar Trust believe that they may perform the services for the Funds contemplated by their respective agreements with the Company without violation of the Glass-Steagall Act or other applicable banking laws or regulations. These companies further believe that, if the question were properly presented, a court should hold that these companies may each perform such activities without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, there have been no cases deciding whether banks and their affiliates may perform services comparable to those performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent such companies from continuing to perform such services for the Funds. If the companies were prohibited from continuing to perform advisory, accounting, shareowner servicing and custody services for the Funds, it is expected that the Board of Directors would recommend that the Funds enter into new agreements or would consider the possible termination of the Funds.

      Shares of the Funds are not bank deposits, are not insured by the FDIC or any other governmental agency, are not endorsed, insured or guaranteed by Firstar Trust or FIRMCO and are not obligations of or otherwise supported by Firstar Trust or FIRMCO.

Administration and Distribution Services
----------------------------------------

      Firstar Trust became a Co-Administrator to the Funds on September 1, 1994, and assigned its rights and obligations to Firstar Mutual Fund Services, LLC on October 1, 1998, and B. C. Ziegler and Company ("Ziegler") became a Co-Administrator to the Funds on January 1, 1995. Under the Co-Administration Agreement, the following administrative services are provided jointly by the Co-
Administrators: assist in maintaining office facilities, furnish clerical services, stationery and office supplies; monitor the company's arrangements with respect to services provided by Shareowner Organizations and Institutions; and generally assist in the Funds' operations. The following administrative services are provided by Ziegler: review and comment upon the registration statement and amendments thereto prepared by Firstar Mutual Fund Services, LLC or counsel to the Company, as requested by Firstar Mutual Fund Services, LLC; review and comment upon sales literature and advertising relating to the Company, as requested by Firstar Mutual Fund Services, LLC; assist in the administration of the marketing budget; periodically review Blue Sky registration and sales reports for the Funds; attend meetings of the Board of Directors, as requested by the Board of Directors of the Company; and such other services as may be requested in writing and expressly agreed to by Ziegler. The following administrative services are provided by Firstar Mutual Fund Services,
LLC: compile data for and prepare, with respect to the Funds, timely Notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act and Semi-Annual Reports to the SEC and current Shareowners; coordinate execution and filing by the Company of all federal and state tax returns and required tax filings other than those required to be made by the Company's custodian and transfer agent; prepare compliance filings and Blue Sky registrations pursuant to state securities laws with the advice of the Company's counsel; assist to the extent requested by the Company with the Company's preparation of Annual and Semi-Annual reports to Fund shareowners and Registration Statements for the Funds; monitor each Fund's expense accruals and cause all appropriate expenses to be paid on proper authorization from each Fund; monitor each Fund's status as a regulated investment company under Subchapter M of the Code; maintain each Fund's fidelity bond as required by the 1940 Act; and monitor compliance with the policies and limitations of each Fund as set forth in the Prospectus, SAI, By-laws and Articles of Incorporation.

      The Co-Administrators are entitled to receive a fee for their administrative services, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. The Co-Administrators may voluntarily waive all or a portion of their administrative fee from time to time. These waivers may be terminated at any time at the Co-Administrators' discretion.

      Each of the Co-Administrators has agreed to pay all expenses incurred by it in connection with its administrative activities. Under the Co-Administration Agreement, the Co-Administrators are not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Co-Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Co-Administrators in the performance of their respective duties or from their reckless disregard of their duties and obligations under the Agreement.

      The Distributor provides distribution services for each Fund as described in the Funds' Prospectus pursuant to a Distribution Agreement with the Funds under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use its best efforts to solicit orders for the sale of shares, although it is not obliged to sell any particular amount of shares. The Distributor causes expenses to be paid for the cost of printing and distributing prospectuses to persons who are not shareowners of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Funds' shares) and of printing and distributing all sales literature. For the fiscal year ended October 31, 1998, 1997, and 1996 Ziegler received no fees for its distribution services.

      For the fiscal years ended October 31, 1998, 1997 and 1996, the following administrative fees were earned and waived:

            Administration Fees Earned (Administration Fees Waived)
            -------------------------------------------------------

                                      1998               1997              1996

Money Market Fund       $284,215 (184,778)  $92,516 (158,431) $73,082 (148,206)

U.S. Treasury
  Money Market Fund         4,519 (54,772)    25,971 (48,185)   29,446 (42,094)

U. S. Government
  Money Market Fund      215,131 (139,922)   77,457 (141,599)  84,282 (135,306)

Tax-Exempt
  Money Market Fund       118,375 (77,310)    35,787 (65,920)   37,207 (53,187)

Institutional
  Money Market Fund  1,333,153 (1,046,264)  199,081 (869,952) 205,168 (680,504)


      Shareowner Organizations (Money Market, U.S. Government Money Market, U.S. Treasury Money Market and Tax-Exempt Money Market Funds)

      As stated in the Funds' Prospectus, the Funds intend to enter into agreements from time to time with Shareowner Organizations providing for support and/or distribution services to customers of the Shareowner Organizations who are the beneficial owners of Fund shares. Under the agreements, the Funds may pay Shareowner Organizations up to 0.25% (on an annualized basis) of the average daily net asset value of the shares beneficially owned by their customers. Support services provided by Shareowner Organizations under their Service Agreements or Distribution and Service Agreements may include: (i) processing dividend and distribution payments from a Fund; (ii) providing information periodically to customers showing their share positions; (iii) arranging for bank wires; (iv) responding to customer inquiries; (v) providing sub-accounting with respect to shares beneficially owned by customers or the information necessary for sub-accounting; (vi) forwarding shareowner communications; (vii) assisting in processing share purchase, exchange and redemption requests from customers;
(viii) assisting customers in changing dividend options, account designations and addresses; and (ix) other similar services requested by the Funds.
In addition, under the Distribution and Service Plan, Shareowner Organizations may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Fund shares.

      The Funds' arrangements with Shareowner Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Board of Directors. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Fund shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Board of Directors reviews, at least quarterly, a written report of the amounts expended in connection with the Funds' arrangements under the Plans and the purposes for which the expenditures were made. In addition, the arrangements must be approved annually by a majority of the Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

      The Funds believe that there is a reasonable likelihood that their arrangements with Shareowner Organizations have benefited each Fund and its shareowners as a way of allowing Shareowners Organizations to participate with the Funds in the provision of support and distribution services to customers of the Shareowner Organizations who own Fund shares. Any material amendment to the arrangements with Shareowner Organizations under the agreements must be approved by a majority of the Board of Directors (including a majority of the Disinterested Directors), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to a Fund must be approved by the holders of a majority of the outstanding shares of the Fund involved. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Directors.

      Shareowner Organizations, which are affiliated with the Adviser, pursuant to the Service Plan received no fees for the fiscal years ended October 31, 1998, 1997 and 1996.

      The Funds paid fees to Shareowner Organizations, none of which were affiliated with the Adviser, pursuant to the Distribution and Service Plan for the fiscal years ended October 31, 1998, 1997 and 1996 as follows:

             Fees Earned by Non-Affiliated Shareowner Organizations
             ------------------------------------------------------

                                         1998      1997      1996
Money Market Fund                     $79,567   $61,140   $45,429

U.S. Government Money Market Fund       1,205       218       501

Tax-Exempt Money Market Fund            1,203       366       140

Institutional Money Market Fund             0         0         0

U.S. Treasury Money Market Fund           102         0         0



   CUSTODIAN, TRANSFER AGENT, DISBURSING AGENT AND ACCOUNTING SERVICES AGENT

      Firstar Bank Milwaukee, N.A. serves as custodian of the Funds' assets. Under the Custody Agreement, Firstar Bank Milwaukee, N.A. has agreed to (i) maintain a separate account in the name of each Fund, (ii) make receipts and disbursements of money on behalf of each Fund, (iii) collect and receive all income and other payments and distributions on account of each Fund's portfolio investments, (iv) respond to correspondence from shareowners, security brokers and others relating to its duties and (v) make periodic reports to the Company concerning each Fund's operations. Firstar Bank Milwaukee, N.A. may, at its own expense, open and maintain a custody account or accounts on behalf of each Fund with other banks or trust companies, provided that Firstar Bank Milwaukee, N.A. shall remain liable for the performance of all of its duties under the Custody Agreement notwithstanding any delegation. For its services as custodian, Firstar Bank Milwaukee, N.A. is entitled to receive a fee, payable monthly, based on the annual rate of 0.02% of the Company's first $2 billion of total assets, plus 0.015% of the Company's next $2 billion of total assets, and 0.01% of the Company's next $1 billion and 0.005% on the balance. In addition, Firstar Bank Milwaukee, N.A., as custodian, is entitled to certain charges for securities transactions and reimbursement for expenses.

      Firstar Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent and dividend disbursing agent for each Fund under a Shareowner Servicing Agent Agreement. As transfer and dividend disbursing agent, Firstar Mutual Fund Services, LLC has agreed to (i) issue and redeem shares of the Funds, (ii) make dividend and other distributions to shareowners of the Funds, (iii) respond to correspondence by Fund shareowners and others relating to its duties, (iv) maintain shareowner accounts, and (v) make periodic reports to the Funds. For its transfer agency and dividend disbursing services, Firstar Mutual Fund Services, LLC is entitled to receive a fee at the rate of $20.00 per shareowner account with an annual minimum of $12,000 per Fund, plus certain other transaction charges and reimbursement for expenses.


      In addition, the Funds have entered into a Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC pursuant to which Firstar Mutual Fund Services, LLC has agreed to maintain the financial accounts and records of the Funds in compliance with the 1940 Act and to provide other accounting services to the Funds. For its accounting services, Firstar Mutual Fund Services, LLC is entitled to receive fees, payable monthly, at the annual rate of $25,000 on the first $40 million of each Fund's assets, 0.01% on the next $200 million of such assets, and 0.005% on the balance, plus out-of-pocket expenses, including pricing expenses. The annual fee for the Institutional Money Market Fund is capped at $55,000.

                                    EXPENSES

      Operating expenses of the Funds include taxes, interest, fees and expenses of Directors and officers, SEC fees, state securities qualification fees, advisory fees, administrative fees,

Shareowner Organization fees, charges of the custodian and transfer agent, dividend disbursing agent and accounting services agent, certain insurance premiums, auditing and legal expenses, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareowners, membership fees in the Investment Company Institute, costs of shareowner reports and meetings and any extraordinary expenses. The Funds also pay any brokerage fees, commissions and other transaction charges (if any) incurred in connection with the purchase and sale of portfolio securities.


                            INDEPENDENT ACCOUNTANTS

    , independent accountants serve as auditors for the Company.  The Company's
----
Annual Report to Shareholders with respect to the Funds for the fiscal year ended October 31, 1998 has been filed with the SEC. The financial statements and notes thereto in such Annual Report (the "Financial Statements") are incorporated by reference into this Statement of Additional Information. The Financial Statements in such Annual Report have been incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                                    COUNSEL

      Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, serve as counsel to the Company and will pass upon the legality of the shares offered by the Funds' Prospectuses.


                    YIELD AND OTHER PERFORMANCE INFORMATION

      From time to time each Fund may quote its "yield" and "effective yield," and the Tax-Exempt Money Market Fund may also quote its "tax-equivalent yield," in advertisements or in communications to shareowners. Each yield figure is based on historical earnings and is not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period identified in the advertisement. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "yield" and "effective yield" of each Fund are calculated according to formulas prescribed by the SEC. The standardized seven-day yield for each Fund is computed separately by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares and all fees, other than nonrecurring account sales charges, that are charged to all shareowner accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for each Fund is computed by compounding a particular Fund's unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result. The fees which may be imposed by financial intermediaries directly on their customers for cash management services are not reflected in the Company's calculations of yields for the Funds.

      The "tax-equivalent yield" of the Tax-Exempt Money Market Fund shows the level of taxable yield needed to produce an after-tax equivalent to the Fund's tax-free yield. This is done by increasing the Fund's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate. The Fund's standardized "tax-equivalent yield" is computed by:
(a) dividing the portion of the Fund's yield (as calculated above) that is exempt from federal income tax by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the Fund's yield that is not exempt from federal income tax. The "tax-equivalent yield" will always be higher than the "yield" of the Tax-Exempt Money Market Fund.

      Each Fund may compute "average annual total return." Average annual total return reflects the average annual percentage change in value of an investment in shares of a series over the measuring period. Each Fund may compute aggregate total return, which reflects the total percentage change in value over the measuring period.

      Additionally, the total returns and yields of the Funds may be compared in such advertisements or reports to shareowners to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the yields of the Money Market Fund and the Institutional Money Market Fund may be compared to the Donoghue's Money Fund Average, the yields of the U.S. Treasury Money Market Fund and the U.S. Government Money Market Fund may be compared to the Donoghue's Government Money Fund Average, and the yields of the Tax-Exempt Money Market Fund may be compared to the Donoghue's Tax-Free Money Fund Average, which are averages compiled by IBC/Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. In addition, the yields of the Money Market, Institutional Money Market, U.S. Treasury Money Market and the U.S. Government Money Market Funds may be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

      Yield data and total return as reported in national financial publications including Money Magazine, Forbes, Barron's, Morningstar Mutual Funds, The Wall Street Journal, Mutual Funds Magazine, Kiplingers Personal Finance and The New York Times, or in publications of a local or regional nature, may also be used in comparing the yields of the Funds.

      Since performance fluctuates, performance data cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time.

Investors should remember that performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareowner Organizations directly to their customer accounts in connection with investments in shares of the Funds will not be included in the Funds' calculations of yield and total return.

      The current yield for each of the Funds may be obtained by calling Firstar Mutual Fund Services, LLC at 1-800-228-1024. For the seven-day period ended October 31, 1998, the annualized yields of the Money Market Fund, Institutional Money Market Fund, U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund were 4.85%, 5.08%, 4.14%, 4.53% and 2.62%, respectively. Without fees waived by the Adviser and Co-Administrators during such period, the annualized yields of such Funds would have been 4.61%, 4.79%, 3.99%, 4.43% and 2.48%, respectively. For the seven-day period ended October 31, 1998, the effective yields of the Money Market Fund, Institutional Money Market Fund, U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund were 4.97%, 5.21%, 4.22%, 4.63% and 2.66%, respectively. Without fees waived by the Adviser and Co-Administrators during such period, the effective yields of such Funds would have been 4.73%, 4.92%, 4.07%, 4.53% and 2.52%, respectively. For the seven-day period ended October 31, 1998, the tax-equivalent yield of the Tax-Exempt Money Market Fund was 3.86% (assuming a federal income tax rate of 31%). Without fees waived by the Adviser and Co-Administrators during such period, the tax-equivalent yield of such Fund would have been 3.65%.

                                 MISCELLANEOUS

      As used in this SAI and in the Funds' Prospectuses, a "majority of the outstanding shares" of a Fund or portfolio means, with respect to the approval of an investment advisory agreement or change in a fundamental investment policy, the lesser of (1) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such Fund or portfolio.

      As of November 30, 1998, the Adviser and its affiliates held of record substantially all of the outstanding shares of each of the Company's investment portfolios as agent, custodian, trustee or investment adviser on behalf of their customers. At such date, Firstar Trust Services, P.O. Box 2054, Milwaukee, Wisconsin 53201, and its affiliated banks held as beneficial owner five percent or more of the outstanding shares of the following investment portfolios of the Company because they possessed sole voting or investment power with respect to such shares: Money Market Fund: 1.0%; Institutional Money Market Fund: 84%; Tax-Exempt Money Market Fund: 52%; U.S. Treasury Money Market Fund: 32%; U.S. Government Money Market Fund: 73%; Growth and Income Fund: 66%; Short-Term Bond Market Fund: 57%; Special Growth Fund: 73%; Bond IMMDEX/TM Fund: 74%; Equity Index Fund: 76%; Balanced Income Fund: 75%, Balanced Growth Fund: 74%; Intermediate Bond Market Fund: 82%; Growth Fund: 80%; Tax-Exempt Intermediate Bond Fund: 63%; International Equity Fund: 85%; MicroCap Fund: 80%, and
Emerging Growth Fund: 77%. At such date, no other person was known by the Company to hold of record or beneficially 5% or more of the outstanding shares of any investment portfolio of the Company.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------


          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+"to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------


          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk _ such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC," "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC" and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS
----------------------


          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

xxxxx


                          PART C.  OTHER INFORMATION


 Item 23.    Exhibits.

     (a)(1) Articles of Incorporation filed February 19, 1988 is incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 28 to the Registration Statement, filed February 15, 1996 ("Post-Effective Amendment No. 28").

        (2) Amendment No. 1 to the Articles of Incorporation filed June 30, 1989 is incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28.

        (3) Amendment No. 2 to the Articles of Incorporation filed June 30, 1989 is incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 28.

        (4) Amendment No. 3 to the Articles of Incorporation filed November 12, 1991 is incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 28.

        (5) Amendment No. 4 to the Articles of Incorporation filed August 18, 1992 is incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 28.

        (6) Amendment No. 5 to the Articles of Incorporation filed October 23, 1992 is incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 28.

        (7) Amendment No. 6 to the Articles of Incorporation filed January 26, 1993 is incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 28.
        (8) Amendment No. 7 to the Articles of Incorporation filed February 10, 1994 is incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 28.

        (9) Amendment No. 8 to the Articles of Incorporation filed December 29, 1994 is incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 28.

        (10) Amendment No. 9 to the Articles of Incorporation filed July 20, 1995 is incorporated by reference to Exhibit (1)(j) to Post-Effective Amendment No. 28.

        (11) Amendment No. 10 to the Articles of Incorporation filed November 10, 1995 is incorporated by reference to Exhibit (1)(k) to Post-Effective Amendment No. 28.

        (12) Amendment No. 11 to Articles of Incorporation filed July 21, 1997 with respect to the Emerging Growth Fund is incorporated by reference to Exhibit (1)(l) to Post-Effective Amendment No. 32.

        (13) Amendment No. 12 to Articles of Incorporation filed January 12, 1998 with respect to change of name to Firstar Funds, Inc. is incorporated by reference to Exhibit (1)(m) to Post-Effective Amendment No. 34.

     (b)(1) Registrant's By-laws dated September 9, 1988 are incorporated by reference to Exhibit (2)(a) to Post-Effective Amendment No. 28.

        (2) Amendment to By-Laws as approved by the Registrant's Board of Directors on February 23, 1990 is incorporated by reference to Exhibit (2)(b) to Post-Effective Amendment No. 28.
        (3) Amendment to By-Laws as approved by the Registrant's Board of Directors on February 15, 1991 is incorporated by reference to Exhibit (2)(c) to Post-Effective Amendment No. 28.

        (4) Amendment to By-Laws as approved by the Registrant's Board of Directors on June 21, 1991 is incorporated by reference to Exhibit (2)(d) to Post-Effective Amendment No. 28.

     (c)(1) See Articles V and VII of the Articles of Incorporation which are incorporated by reference to Exhibits (1)(a) and (1)(i) to Post-Effective Amendment No. 28 and Article II, Sections 1, 9 and 10 of
             Article III, Sections 1, 2 and 3 of Article V and Section II of
             Article VII of the By-laws which are incorporated by reference to Exhibits 2(a)-2(d) of Post-Effective Amendment No. 28.

     (d)(1) Investment Advisory Agreement between Registrant and First Wisconsin Trust Company dated August 29, 1991 with respect to the Money Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, Income and Growth Fund, Short-Intermediate Fixed Income Fund, Special Growth Fund, Bond IMMDEXO Fund, Equity Index Fund, Institutional Money Market Fund and U.S. Federal Money Market Fund is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 28.

        (2) Assumption and Guarantee Agreement between First Wisconsin Trust Company and First Wisconsin Asset Management dated February 3, 1992 is incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 28.

        (3) Investment Advisory Agreement between Registrant and First Wisconsin Asset Management dated March 27, 1992 with respect to the Balanced Fund is incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 28.

        (4) Addendum No. 1 dated December 27, 1992 to Investment Advisory Agreement between Registrant and Firstar Investment Research and Management Company dated March 27, 1992 with respect to the Growth Fund (formerly the MidCore Growth Fund) and Intermediate Bond Market Fund is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 28.

        (5) Addendum No. 2 dated February 5, 1993, to Investment Advisory Agreement between the Registrant and Firstar Investment Research and Management Company dated March 27, 1992 with respect to the Tax-Exempt Intermediate Bond Fund is incorporated by reference to Exhibit (5)(e) to Post-Effective Amendment No. 28.

        (6) Assumption and Guarantee Agreement between Firstar Trust Company and Firstar Investment Research and Management Company dated June 17, 1993 with respect to the Income and Growth Fund is incorporated by reference to Exhibit (5)(f) to Post-Effective Amendment No. 28.

        (7) Addendum No. 3 dated September 2, 1997, to Investment Advisory Agreement between the Registrant and Firstar Investment Research and Management Company dated March 27, 1992 with respect to the International Equity Fund is incorporated by reference to Exhibit
             (5)(g) to Post-Effective Amendment No. 32.

        (8) Amended and Restated Sub-Advisory Agreement among Firstar Investment Research and Management Company, the Registrant and Hansberger Global Investors, Inc. dated June 15, 1997 with respect to the International Equity Fund is incorporated by reference to Exhibit (5)(h) to Post-Effective Amendment No. 32.
        (9) Addendum No. 4 to the Investment Advisory Agreement between Registrant and Firstar Investment Research and Management Company dated March 27, 1992 with respect to the MicroCap Fund is incorporated by reference to Exhibit (5)(i) to Post-Effective Amendment No. 28.

        (10) Addendum No. 6 to the Investment Advisory Agreement between Registrant and Firstar Investment Research & Management Company dated December 1, 1997 with respect to the Balanced Income Fund is incorporated by reference to Exhibit (5)(j) to Post-Effective Amendment No. 34.

        (11) Addendum No. 5 to the Investment Advisory Agreement between Registrant and Firstar Investment Research & Management Company dated as of August 15, 1997 with respect to the Emerging Growth Fund is incorporated by reference to Exhibit (5)(k) to Post-Effective Amendment No. 32.

     (e)(1) Distribution Agreement between Registrant and B.C. Ziegler & Company dated as of January 1, 1995, with respect to Money Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, Growth and Income Fund, Short-Term Bond Market Fund, Special Growth Fund, Bond IMMDEXO Fund, Equity Index Fund, Institutional Money Market Fund, U.S. Treasury Money Market Fund, Balanced Fund, Intermediate Bond Market Fund, Growth Fund (formerly the MidCore Growth Fund), Tax-Exempt Intermediate Bond Fund and International Equity Fund is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 28.

        (2) Addendum No. 1 to the Distribution Agreement between Registrant and B.C. Ziegler and Company dated as of January 1, 1995 with respect to the MicroCap Fund is incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 28.

        (3) Addendum No. 3 to the Distribution Agreement between Registrant and B.C. Ziegler and Company dated as of December 1, 1997 with respect to the Balanced Income Fund is incorporated by reference to Exhibit (6)(c) to Post-Effective Amendment No. 34.

        (4) Addendum No. 2 to the Distribution Agreement between Registrant and B.C. Ziegler and Company dated as of August 15, 1997 with respect to the Emerging Growth Fund is incorporated by reference to Exhibit (6)(d) to Post-Effective Amendment No. 32.

     (f) Deferred Compensation Plan dated September 16, 1994 and Deferred Compensation Agreement between Registrant and its Directors is incorporated by reference to Exhibit (7) to Post-Effective Amendment No. 28.

     (g)(1) Custodian Agreement between Registrant and First Wisconsin Trust Company dated July 29, 1988 is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 28.

        (2) Letter dated December 28, 1989 with respect to the Custodian Agreement with respect to the Equity Index Fund is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 28.

        (3) Revised Mutual Fund Custodial Agent Service Annual Fee Schedule dated March 1, 1997 to the Custodian Agreement with respect to the Money Market Fund, U.S. Government Money Market Fund, Intermediate Bond Market Fund, Bond IMMDEXO Fund, Growth and Income Fund, MidCore Growth Fund, MicroCap Fund, Tax-Exempt Money Market Fund, U.S. Treasury Money Market Fund, Short-Term Bond Market Fund, Tax-Exempt Intermediate Bond Fund, Balanced Fund, Equity Index Fund, Special Growth Fund and International Equity Fund is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 34.

        (4) Amendment dated May 1, 1990 to the Custodian Agreement between Registrant and First Wisconsin Trust Company is incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 28.

        (5) Letter dated April 19, 1991 with respect to the Custodian Agreement with respect to the Institutional Money Market Fund and U.S. Federal Money Market Fund is incorporated by reference to Exhibit (8)(e) to Post-Effective Amendment No. 28.

        (6) Letter dated March 27, 1992 with respect to the Custodian Agreement with respect to the Balanced Fund is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 28.

        (7) Letter dated December 27, 1992 with respect to the Custodian Agreement with respect to the Intermediate Bond Market Fund and Growth Fund (formerly the MidCore Growth Fund) is incorporated by reference to Exhibit (8)(g) to Post-Effective Amendment No. 28.

        (8) Letter dated February 5, 1993 with respect to the Custodian Agreement with respect to the Tax-Exempt Intermediate Bond Fund is incorporated by reference to Exhibit (8)(h) to Post-Effective Amendment No. 28.

        (9) Letter Agreement with respect to the Custodian Agreement dated as of September 2, 1997 with respect to the International Equity Fund is incorporated by reference to Exhibit No. (8)(i) to Post-Effective Amendment No. 32.

        (10) Letter Agreement dated August 1, 1995 with respect to the Custodian Agreement with respect to the MicroCap Fund is incorporated by reference to Exhibit No. (8)(j) to Post-Effective Amendment No. 28.

        (11) Letter Agreement with respect to the Custodian Agreement with respect to the Balanced Income Fund dated December 1, 1997 is incorporated by reference to Exhibit (8)(k) to Post-Effective Amendment No. 34.

        (12) Letter Agreement with respect to the Custodian Agreement with respect to the Emerging Growth Fund dated as of March 1, 1997 is incorporated by reference to Exhibit (8)(l) to Post-Effective Amendment No. 34.

        (13) Foreign Custodian Monitoring Agreement between Registrant and Firstar Investment Research and Management Company dated June 13, 1997 with respect to the International Equity Fund is incorporated by reference to Exhibit 8(m) to Post-Effective Amendment No. 32.

     (h)(1) Co-Administration Agreement Among the Registrant, B.C. Ziegler & Company and Firstar Trust Company dated as of January 1, 1995 is incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 28.

        (2) Addendum No. 1 to the Co-Administration Agreement among the Registrant, B.C. Ziegler and Company and Firstar Trust Company dated as of January 1, 1995 with respect to the MicroCap Fund is incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 28.

        (3) Addendum No. 3 to the Co-Administration Agreement among the Registrant, B.C. Ziegler and Company and Firstar Trust Company dated as of January 1, 1995 with respect to the Balanced Income Fund is incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 34.

        (4) Fund Accounting Servicing Agreement dated March 23, 1988 between Registrant and First Wisconsin Trust Company is incorporated by reference to Exhibit (9)(d) to Post-Effective Amendment No. 28.

        (5) Letter dated July 29, 1988 with respect to the Fund Accounting Servicing Agreement is incorporated by reference to Exhibit (9)(e) to Post-Effective Amendment No. 28.

        (6) Letter dated December 28, 1989 with respect to the Fund Accounting Servicing Agreement with respect to the Equity Index Fund is incorporated by reference to Exhibit (9)(f) to Post-Effective Amendment No. 28.

        (7) Letter dated April 19, 1991 with respect to the Fund Accounting Servicing Agreement with respect to the Institutional Money Market Fund and U.S. Federal Money Market Fund is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 28.

        (8) Letter dated March 27, 1992 with respect to the Fund Accounting Servicing Agreement with respect to the Balanced Fund is incorporated by reference to Exhibit (9)(h) to Post-Effective Amendment No. 28.

        (9) Letter dated December 27, 1992 with respect to the Fund Accounting Servicing Agreement with respect to the Intermediate Bond Market Fund and Growth Fund (formerly the MidCore Growth Fund) is incorporated by reference to Exhibit (9)(i) to Post-Effective Amendment No. 28.

        (10) Letter dated February 5, 1993 with respect to the Fund Accounting Servicing Agreement with respect to the Tax-Exempt Intermediate Bond Fund is incorporated by reference to Exhibit (9)(j) to Post-Effective Amendment No. 29.

        (11) Revised Fund Valuation and Accounting Fee Schedule dated March 1, 1997 to the Fund Accounting Servicing Agreement with respect to the Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Money Market Fund, Institutional Money Market Fund, Short-Term Bond Market Fund, Tax-Exempt Intermediate Bond Fund, Bond IMMDEXO Fund, International Equity Fund, Balanced Fund, Growth and Income Fund, Equity Index Fund, MidCore Growth Fund, Special Growth Fund and MicroCap Fund is incorporated by reference to Exhibit (9)(k) to Post-Effective Amendment No. 34.

        (12) Intentionally left blank.

        (13) Intentionally left blank.

        (14) Letter Agreement dated August 1, 1995 with respect to the Fund Accounting Servicing Agreement with respect to the MicroCap Fund is incorporated by reference to Exhibit (9)(n) to Post-Effective Amendment No. 28.

        (15) Letter Agreement with respect to the Fund Accounting Servicing Agreement with respect to the Balanced Income Fund dated December 1, 1990 is incorporated by reference to Exhibit (9)(o) to Post-Effective Amendment No. 34.

        (16) Shareholder Servicing Agent Agreement dated March 23, 1988 between Registrant and First Wisconsin Trust Company is incorporated by reference to Exhibit (9)(p) to Post-Effective Amendment No. 28.
        (17) Letter dated July 29, 1988 with respect to Shareholder Servicing Agent Agreement is incorporated by reference to Exhibit (9)(q) to Post-Effective Amendment No. 28

        (18) Letter dated December 28, 1989 with respect to the Shareholder Servicing Agent Agreement with respect to the Equity Index Fund is incorporated by reference to Exhibit (9)(r) to Post-Effective Amendment No. 28.

        (19) Letter dated April 23, 1991 with respect to the Shareholder Servicing Agent Agreement with respect to the Institutional Money Market Fund and U.S. Federal Money Market Fund is incorporated by reference to Exhibit (9)(s) to Post-Effective Amendment No. 28.

        (20) Letter dated March 27, 1992 with respect to the Shareholder Servicing Agent Agreement with respect to the Balanced Fund is incorporated by reference to Exhibit (9)(t) to Post-Effective Amendment No. 28.

        (21) Letter dated December 27, 1992 with respect to the Shareholder Servicing Agent Agreement with respect to the Intermediate Bond Market Fund and Growth Fund (formerly the MidCore Growth Fund) is incorporated by reference to Exhibit (9)(u) to Post-Effective Amendment No. 28.

        (22) Letter dated February 5, 1993 with respect to the Shareholder Servicing Agent Agreement with respect to the Tax-Exempt Intermediate Bond Fund is incorporated by reference to Exhibit
             (9)(v) to Post-Effective Amendment No. 29.

        (23) Letter dated April 26, 1994 with respect to the Shareholder Servicing Agent Agreement with respect to the International Equity Fund is incorporated by reference to Exhibit (9)(w) to Post-Effective Amendment No. 28.

        (24) Amendment dated May 1, 1990 to the Shareholder Servicing Agent Agreement between Registrant and First Wisconsin Trust Company is incorporated by reference to Exhibit (9)(x) to Post-Effective Amendment No. 28.

        (25) Letter Agreement dated August 1, 1995 with respect to the Shareholder Servicing Agent Agreement with respect to the MicroCap Fund is incorporated by reference to Exhibit (9)(y) to Post-Effective Amendment No. 28.

        (26) Letter with respect to Shareholder Servicing Agent Agreement with respect to the Balanced Income Fund dated December 1, 1997 is incorporated by reference to Exhibit (9)(z) to Post-Effective Amendment No. 34.

        (27) Plan of Reorganization is incorporated by reference to Exhibit
             (9)(aa) to Post-Effective Amendment No. 28.

        (28) Purchase and Assumption Agreement dated February 22, 1988 is incorporated by reference to Exhibit (9)(ab) to Post-Effective Amendment No. 28.

        (29) Addendum No. 2 to the Co-Administration Agreement among the Registrant, B.C. Ziegler and Company and Firstar Trust Company with respect to the Emerging Growth Fund is incorporated by reference to Exhibit (9)(ac) to Post-Effective Amendment No. 32.

        (30) Letter Agreement with respect to the Fund Accounting Servicing Agreement with respect to the Emerging Growth Fund is incorporated by reference to Exhibit (9)(ad) to Post-Effective Amendment No. 32.

        (31) Letter Agreement with respect to Shareholder Servicing Agent Agreement with respect to the Emerging Growth Fund dated August 15, 1997 is incorporated by reference to Exhibit (9)(ae) to Post-Effective Amendment No. 34.

        (32) Intentionally left blank.

        (33) License Agreement between Registrant and Firstar Corporation for use of Firstar name is incorporated by reference to Exhibit
             (9)(ag) to Post-Effective Amendment No. 34.

        (34) Revised Shareholder Servicing Agent Agreement Fee Schedule dated March 1, 1997 with respect to the Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Money Market Fund, Institutional Money Market Fund, Short-Term Bond Market Fund, Tax-Exempt Intermediate Bond Fund, Balanced Fund, Equity Index Fund, Special Growth Fund, International Equity Fund, Intermediate Bond Market Fund, Bond IMMDEXO Fund, Growth and Income Fund, MidCore Growth Fund and MicroCap Fund is incorporated by reference to Exhibit (9)(ah) to Post-effective Amendment No. 34.

        (35) Internet Access Agreement with Firstar Trust Company, dated April 1998.

        (36) Order Processing Agreement with M and I Trust Company, dated April 1, 1998.

        (37) Service Agreement with Jack White and Company, dated May 12, 1998.

        (38) Service Agreement with National Investors Services
             Corporation, dated June 1998.

     (i)     To be filed by amendment.

     (j)(1)  Consent of Drinker Biddle & Reath LLP.

        (2)  To be filed by amendment.

     (k)     None.

     (l)(1) Purchase Agreement between Registrant and ALPS Securities, Inc. is incorporated by reference to Exhibit (13)(a) to Post-Effective Amendment No. 29.

        (2) Purchase Agreement between ALPS Securities, Inc. and Sunstone Financial Group, Inc. is incorporated by reference to Exhibit
             (13)(b) to Post-Effective Amendment No. 29.

        (3) Purchase Agreement between Firstar Trust (Wisconsin) and the Registrant relating to startup of Balanced Income Fund is incorporated by reference to Exhibit (13)(c) to Post-Effective Amendment No. 34.

     (m)(1) Amended and Restated Distribution and Service Plan and Form of Distribution and Servicing Agreement is incorporated by reference to Exhibit (14)(a) to Post-Effective Amendment No. 30.
     (n)     To be filed by amendment.

     (o)(1) Form of Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Series System is incorporated by reference to
             Exhibit 18(a) to Post-Effective Amendment No. 32.

Item 24.  Persons Controlled By or Under Common Control with Registrant
          -------------------------------------------------------------
          Registrant is controlled by its Board of Directors.



Item 25.  Indemnification
          ---------------
          Indemnification of Registrant's principal underwriter, custodians and transfer agents against certain losses is provided for, respectively, in Section
1.9 of the Distribution Agreement, incorporated by reference as Exhibit (6)(a) hereto, Section 11 of the Custodian Agreement, incorporated by reference as Exhibit (8)(a) hereto, and Section 6(c) of the Shareholder Servicing Agent Agreement incorporated by reference as Exhibit (9)(p) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions.

          Article IX of Registrant's Articles of Incorporation, incorporated by reference as Exhibit (1)(a) hereto, provides for the indemnification of Registrant's directors and officers to the full extent permitted by the Wisconsin Business Corporation Law and the Investment Company Act of 1940.

          Article VII of the By-laws of the Registrant, incorporated by reference as Exhibit (2)(a) hereto, provides that officers and directors of the Registrant shall be indemnified by the Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) incurred in connection with a legal action, suit or proceeding to the full extent permissible under the Wisconsin Business Corporation Law, the Securities Act of 1933 and the Investment Company Act of 1940.

          In no event will Registrant indemnify any of its directors or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          Firstar Investment Research and Management Company, investment adviser to the Money Market Fund, Institutional Money Market Fund, U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Tax-Exempt Money Market Fund, Short-Term Bond Market Fund, Growth and Income Fund, Special Growth Fund, Bond IMMDEXO Fund, Equity Index Fund, Balanced Growth Fund, Intermediate Bond Market Fund, Growth Fund (formerly the MidCore Growth Fund), Tax-Exempt Intermediate Bond Fund, Balanced Income Fund, Emerging Growth Fund, International Equity Fund and MicroCap Fund, is a registered investment adviser under the Investment Advisers Act of 1940.

          To Registrant's knowledge, none of the directors or senior executive officers of Firstar Investment Research and Management Company, except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Firstar Investment Research and Management Company also hold various positions with, and engage in business for, their respective affiliates. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Firstar Investment Research and Management Company who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.

              FIRSTAR INVESTMENT RESEARCH AND MANAGEMENT COMPANY

                     Position with
                     Firstar Investment
                     Research and        Other Business         Type of
Name                 Management Company  Connections            Business
----                 ------------------  --------------         --------


John A. Becker       Director            Vice Chairman and
                                         Chief Operating
                                         Officer, Firstar       Bank
                                         Corporation, 777 E.    Holding Co.
                                         Wisconsin Avenue,
                                         Milwaukee, WI 53201

Mary Ellen Stanek    Director, Chief     President and
                     Executive Officer,  Treasurer,             Investment
                     Chief Investment    Firstar Funds, Inc.    Company
                     Officer and         Firstar Funds
                     President           Center, 615 East
                                         Michigan Street,
                                         P.O. Box 3011,
                                         Milwaukee, WI 53201-
                                         3011

Robert L. Webster    Director            President,             Bank
                                         Firstar Bank,
                                         Milwaukee, N.A.
                                         777 E.Wisconsin
                                         Avenue, Milwaukee, WI
                                         53202


                     Hansberger Global Investors, Inc. serves as sub-investment adviser to the International Equity Fund.

                     To Registrant's knowledge, none of the directors or senior executive officers of Hansberger Global Investors, Inc. except those set forth below, is, or has been at any time during Registrant's past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Hansberger Global Investors, Inc. also hold various positions with, and engage in business for, their respective affiliates. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Hansberger Global Investors, Inc. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature.

                       HANSBERGER GLOBAL INVESTORS, INC.

                      Position with        Other Business     Type
Name and Principal    Hansberger Global    Connections and    of
Business Address      Investors, Inc.      Address*           Business
------------------    -----------------    ---------------    --------
Thomas L. Hansberger  Chairman, CEO,       Director,         Mutual Fund
                      President, Director  Schroder Korea
                      and Treasurer        Fund PLC
                                           33 Gutter Lane
                                           London,
                                           EC2B-A124 8AS
                                           Director,         Mutual Fund
                                           The Bangkok Fund
                                           Bangkok, Thailand
                                           Advisory Board    Mutual Fund
                                           Member, The India
                                           Fund
                                           India
Alberto Cribiore     Director              Director,         Privately-owned
                                           WESCO             distributor of
                                           Distribution,     electrical products
                                           Inc.
                                           Pittsburgh, PA

                                           Director,         Privately-owned
                                           Riverwood         supplier of
                                           International     paperboard
                                           Corp.             packaging and
                                           Atlanta, GA       producer of coated
                                                             unbleached Kraft
                                                             paperboard

                                           Member & Chairman Distributor
                                           of the Board,     electronically of
                                           McCarthy,         financial
                                           Crizanti &        information
                                           Maffel, Inc.
                                           One Chase
                                           Manhattan Way
                                           37th Floor
                                           New York, NY
                                           10005

                                           Director,         Publicly-owned
                                           Tyco Inter-       conglomerate
                                           national Ltd.
                                           Exeter, NH

                                           Member & Managing Private equity
                                           Principal         interest firm
                                           Brera Capital
                                           Partners, LLC
                                           590 Madison Avenue
                                           Suite 18C
                                           New York, NY
                                           10022


Max C. Chapman, Jr.  Director             Management        Financial services
                                          Financial
                                          Committee Member,
                                          Tudor/Nomura Group
                                          Trading
                                          Partnership
                                          2 World Financial
                                          Center
                                          Bldg. B
                                          New York, NY
                                          10281-1198

                                          Director,         Investment Advisor
                                          McCarthy,
                                          Crisanti & Maffel,
                                          Inc.
                                          One Chase
                                          Manhattan Plaza
                                          New York, NY
                                          10005

                                          Director,         Holding Company
                                          MCM Group, Inc.
                                          One Chase
                                          Manhattan Plaza
                                          New York, NY
                                          10005

                                          Chairman,         Holding Company
                                          Nomura Holding
                                          America, Inc.
                                          2 World Financial
                                          Center
                                          Bldg. B
                                          New York, NY
                                          10281-1198

                                          Director &        Financial Services
                                          Managing Director,
                                          Nomura Securities
                                          Co. LTD
                                          Tokyo, Japan

                                          Chairman &        Financial Services
                                          Director,
                                          Nomura Grand
                                          Caymen LTD
                                          Caymen Islands

                                          Chairman & CEO,   Financial Services
                                          Nomura American
                                          Foundation
                                          2 World Financial
                                          Center
                                          Bldg. B
                                          New York, NY
                                          10281-1198

                                          Director,         Financial Services
                                          Nomura
                                          International PLC
                                          London, England

                                          Chairman,         Financial Services
                                          Nomura Asset
                                          Securitization
                                          Corp.
                                          New York, NY


                                          Chairman &        Financial Services
                                          Director
                                          Nomura Asset
                                          Capital
                                          Corporation
                                          New York, NY

                                          Chairman,         Holding Company
                                          Director & CEO,
                                          NCP Holding
                                          Company

Salah Al-Maousberji  Director             Director,         Paper Manufacturer
                                          Gulf Paper
                                          Kuwait

                                          President,        Corporate Finance
                                          Mashora
                                          Consulting
                                          Services


Virgil Cumming       Director             Chief Investment  Brokerage/Advisory
                                          Officer, Smith
                                          Barney Inc.
                                          New York, NY


James Everett Chaney Chief Investment     None
                     Officer

Kimberly Ann Scott   Senior Vice          None
                     President and Chief
                     Compliance Officer

J. Christopher       Senior Vice          None
  Jackson            President and
                     General Counsel

Louretta Ann Reeves  Director of          None
                     Research

Francisco Jose       Managing Director    None
  Alzuru

Erik Erwin Bieck     Managing Director    None

Wesley Edmond        Managing Director    None
  Freeman

Mark Poon            Managing Director    None

Vladimir Tyurenkov   Managing Director    None

* Address of all individuals: 515 East Las Olas Blvd., Suite 1300, Fort Lauderdale, FL 33301.

Item 27.  Principal Underwriter
          ---------------------
          (a) B.C. Ziegler & Company ("B.C. Ziegler"), the Registrant's current principal underwriter, serves as principal underwriter of the shares of the Principal Preservation Funds, American Tax-Exempt Bond Trust, Series 1 (and subsequent series); Ziegler U.S. Government Securities Trust, Series 1 (and subsequent series); American Income Trust, Series 1 (and subsequent series); Ziegler Money Market Trust; and The Insured American Tax-Exempt Bond Trust, Series 1 (and subsequent series).

          (b) To the best of Registrant's knowledge, the directors and executive officers of B.C. Ziegler & Company are as follows:


                                                           Positions and
Name and Principal      Position and Offices               Offices with
Business Address        with B. C. Ziegler                 Registrant
------------------      --------------------               -------------

Peter D. Ziegler        Chairman, President, Chief         None
                        Executive Officer and Director


S. Charles O'Meara      Senior Vice President and General  None
                        Counsel, Corporate Secretary and
                        Director

D. A. Wallestad         Senior Vice President -            None
                        Acquisition
                        Chief Financial Officer and
                        Director

Donald A. Carlson, Jr.  Senior Vice President              None

J.C. Wagner             Senior Vice                        None
                        President -
                        Retail Sales and Director


Michael P. Doyle        Senior Vice President - Retail     None
                        Operations

Ronald N. Spears        Senior Vice President              None

Jeffrey C. Vredenbregt  Vice President, Treasurer,         None
                        Controller and Director

Charles G. Stevens      Vice President - Marketing         None
                        Director

Jack H. Downer          Vice President -                   None
                        MIS Director

Robert J. Tuszynski     Senior Vice President              None

Gerry Aman              Vice President - Insurance         None

Sheila K. Hittman       Vice President - Personnel         None

Robert J. Johnson       Vice President - Compliance        None

James M. Bushman        Vice President - Recruiting and    None
                        Training Coordinator

Lay C. Rosenheimer      Vice President - Bond              None
                        Sales Control

Darrell P. Frank        Vice President - Director of       None
                        Strategic Change

M.L. McBain             Vice President -                   None
                        Equity Securities

James L. Brendemuehl    Vice President - Managed Products  None


Ronald C. Strzok        Senior Vice President -            None
                        Administration

Roxanne Dalnodar        Vice President - Operations        None


Kathleen A. Lochen      Assistant Secretary                None

The address of each of the foregoing is 215 North Main Street, West Bend, Wisconsin 53095, (414) 334-5521.


          (c) None.

Item 28.  Location of Accounts and Records
          --------------------------------
      (1) Firstar Mutual Fund Services LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (records relating to its function as custodian, transfer agent, fund accounting servicing agent, shareholder servicing agent and co-administrator).


      (2) Firstar Investment Research and Management Company, Firstar Center, 777 E. Wisconsin Avenue, Suite 800, Milwaukee, WI 53202 (records relating to its function as investment adviser).

      (3) Hansberger Global Investors, Inc., 515 East Las Olas Blvd., Suite 1300, Fort Lauderdale, FL 33301 (records relating to its function as sub-investment adviser for the International Equity Fund).

      (4) B.C. Ziegler & Company, 215 North Main Street, West Bend, Wisconsin 53095-3348 (records relating to its functions as distributor and co-administrator).

      (5) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107 (Registrant's Articles of Incorporation, By-laws and Minute Books).

      (6) The Chase Manhattan Bank, 4 Chase Metro Tech Center, Brooklyn, NY 11245, ATTN: Global Investor Services, Investment Management Group (records relating to its function as foreign subcustodian).


Item 29.  Management Services
          -------------------
          None.


Item 30.  Undertakings
          ------------
          None.



                                   SIGNATURES
                                   ----------
          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania, on 22nd day of December, 1998.

                         FIRSTAR FUNDS, INC.
                         Registrant


                         By /s/ Mary Ellen Stanek*
                            ---------------------
                            Director, President and Treasurer

          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 35 to the Registration Statement of the Registrant has been signed by the following persons in the capacities and on the dates indicated:

    Signature                 Title                    Date
    ---------                 -----                    ----

*James M. Wade             Chairman and          December 22, 1998
------------------         Director
(James M. Wade)

*Richard Riederer          Director              December 22, 1998
------------------
(Richard Riederer)

/s/Mary Ellen Stanek       Director, President   December 22, 1998
------------------         Treasurer
(Mary Ellen Stanek)

*Jerry Remmel              Director              December 22, 1998
------------------
(Jerry Remmel)

*Glen R. Bomberger         Director              December 22, 1998
------------------
(Glen R. Bomberger)

*Charles R. Roy            Director              December 22, 1998
------------------
(Charles R. Roy)

*Bronson J. Haase          Director              December 22, 1998
------------------
(Bronson J. Hasse)


*By /s/Mary Ellen Stanek                         December 22, 1998
    --------------------
    Mary Ellen Stanek
    Attorney-in-fact




xxxxx


                               POWER OF ATTORNEY
                               ------------------

          Glen R. Bomberger, whose signature appears below, does hereby constitute and appoint James M. Wade, Mary Ellen Stanek and W. Bruce McConnel, III, and each and any of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or each and any of them, may deem necessary or advisable or which may be required to enable Firstar Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or each and any of them, shall do or cause to be done by virtue hereof.



Date:     December 18, 1998             /s/Glen R. Bomberger
                                        --------------------
                                        Glen R. Bomberger



                               POWER OF ATTORNEY
                               ------------------

          James M. Wade, whose signature appears below, does hereby constitute and appoint each of Mary Ellen Stanek and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Firstar Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



Date:     December 18, 1998             /s/James M. Wade
                                        ------------------
                                        James M. Wade



                               POWER OF ATTORNEY
                               ------------------

          Richard K. Riederer, whose signature appears below, does hereby constitute and appoint each of James M. Wade, Mary Ellen Stanek and W. Bruce McConnel, III, and each and any of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or each and any of them, may deem necessary or advisable or which may be required to enable Firstar Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or each and any of them, shall do or cause to be done by virtue hereof.



Date:     December 18, 1998             /s/Richard K. Riederer
                                        ----------------------
                                        Richard K. Riederer



                               POWER OF ATTORNEY
                               ------------------

          Jerry Remmel, whose signature appears below, does hereby constitute and appoint each of James M. Wade, Mary Ellen Stanek and W. Bruce McConnel, III, and each and any of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or each and any of them, may deem necessary or advisable or which may be required to enable Firstar Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or each and any of them, shall do or cause to be done by virtue hereof.



Date:     December 18, 1998             /s/Jerry Remmel
                                        ------------------
                                        Jerry Remmel



                               POWER OF ATTORNEY
                               ------------------

          Charles R. Roy, whose signature appears below, does hereby constitute and appoint each of James M. Wade, Mary Ellen Stanek and W. Bruce McConnel, III, and each and any of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or each and any of them, may deem necessary or advisable or which may be required to enable Firstar Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or each and any of them, shall do or cause to be done by virtue hereof.



Date:     December 18, 1998             /s/Charles R. Roy
                                        ------------------
                                        Charles R. Roy



                               POWER OF ATTORNEY
                               ------------------

          Bronson J. Haase, whose signature appears below, does hereby constitute and appoint each of James M. Wade, Mary Ellen Stanek and W. Bruce McConnel, III, and each and any of them, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or each and any of them, may deem necessary or advisable or which may be required to enable Firstar Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or each and any one of them, shall do or cause to be done by virtue hereof.



Date:  December 18, 1998                /s/Bronson J. Haase
                                        ---------------------
                                        Bronson J. Haase



                               POWER OF ATTORNEY
                               ------------------

          Mary Ellen Stanek, whose signature appears below, does hereby constitute and appoint each of James M. Wade and W. Bruce McConnel, III, and either of them, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Firstar Funds, Inc. (the "Company") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Company's Registration Statement under the said Acts, and any and all amendments (including post-effective amendments) thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Company said Registration Statement and any and all such amendments thereto that are filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



Date:     December 18, 1998        /s/ Mary Ellen Stanek
                                   ---------------------
                                   Mary Ellen Stanek


xxxxx

                              FIRSTAR FUNDS, INC.

                           CERTIFICATE OF SECRETARY


     The following resolution was duly adopted by the Board of Directors of Firstar Funds, Inc. on December 18, 1998 and remains in effect on the
                       -----------
date hereof:


          FURTHER RESOLVED, that the directors and officers of the Company who may be required to execute any amendments to the Registration Statement of the Company be, and each of them hereby is, authorized to execute a Power of Attorney appointing James M. Wade, Mary Ellen Stanek and W. Bruce McConnel, III, and each and any of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as director or officer, or both, of the Company any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each and any of said attorneys shall have the power to act thereunder with or without the other said attorney and shall have full power of substitution and resubstitution; and each and any of said attorneys shall have full power and authority to do in the name and on behalf of said directors and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said directors or officers, or any or all of them, might or could do in person, said acts of said attorneys, or each and any of them, being hereby ratified and approved.

                                   FIRSTAR FUNDS, INC.


                              By:  /s/W. Bruce McConnel, III
                                   ---------------------------
                                   W. Bruce McConnel, III
                                   Secretary

Dated: December 22, 1998
      ------------------



xxxxx


                                 EXHIBIT INDEX

Exhibit No.                        Item
-----------                        ----

(h) (35)            Internet Access Agreement with Firstar Trust
                    Company, dated April 1998.

(h) (36) Order Processing Agreement with M and I Trust Co, dated April 1, 1998.

(h) (37) Service Agreement with Jack White and Company, dated May 12, 1998.

(h) (38) Service Agreement with National Investors Services Corp., dated June 1998.

(j) (1)             Consent of Drinker Biddle & Reath LLP